   As filed with the Securities and Exchange Commission on December 29, 2004

                                                             File Nos. 2-91556
                                                                      811-4052

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 36
                                       and

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 43

                              CITIFUNDS TRUST III
               (Exact Name of Registrant as Specified in Charter)

                   125 Broad Street, New York, New York 10004
                    (Address of Principal Executive Officers)

        Registrant's Telephone Number, including Area Code: 800-451-2010

  Robert I. Frenkel, Esq. 300 First Stamford Place, Stamford, Connecticut 06902
                     (Name and Address of Agent for Service)

                                    Copy to:
        Roger P. Joseph, Esq. Bingham McCutchen LLP, 150 Federal Street,
                           Boston, Massachusetts 02110


It is proposed that this filing will become effective on December 29, 2004 pursuant to paragraph (b) of Rule 485.

Tax Free Reserves Portfolio, U.S. Treasury Reserves Portfolio and Liquid Reserves Portfolio have also executed this Registration Statement.

CITIFUNDS(R)
MONEY MARKET FUNDS
CLASS N

Citi(SM) Cash Reserves
Citi(SM) U.S. Treasury Reserves
Citi(SM) Tax Free Reserves
Citi(SM) California Tax Free Reserves
Citi(SM) Connecticut Tax Free Reserves
Citi(SM) New York Tax Free Reserves

[graphic omitted]


Prospectus
December 31, 2004


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

                                                              [logo CitiFUNDS(R)
                                                             -------------------
                                                             MONEY MARKET SERIES

INVESTMENT PRODUCTS: NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS
FUNDS AT A GLANCE  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
    Citi Cash Reserves . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4
    Citi U.S. Treasury Reserves  . . . . . . . . . . . . . . . . . . . . . . . 8
    Citi Tax Free Reserves  . . . . . . . . . . . . . . . . . . . . . . . . . 12
    Citi California Tax Free Reserves . . . . . . . . . . . . . . . . . . . . 16
    Citi Connecticut Tax Free Reserves  . . . . . . . . . . . . . . . . . . . 21
    Citi New York Tax Free Reserves . . . . . . . . . . . . . . . . . . . . . 26
YOUR ACCOUNT  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 31
    How To Buy Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . 31
    How The Price of Your Shares Is Calculated  . . . . . . . . . . . . . . . 31
    How To Sell Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . 31
    Frequent Purchases and Redemptions of Fund Shares . . . . . . . . . . . . 32
    Exchanges . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 32
    Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 33
    Tax Matters . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 33
MANAGEMENT OF THE FUNDS . . . . . . . . . . . . . . . . . . . . . . . . . . . 35
    Manager . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 35
    Management Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 35
    Distribution Arrangements . . . . . . . . . . . . . . . . . . . . . . . . 35
    Recent Developments . . . . . . . . . . . . . . . . . . . . . . . . . . . 36
MORE ABOUT THE FUNDS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 37
    Principal Investment Strategies, Related Risks and
    Disclosure of Portfolio Holdings  . . . . . . . . . . . . . . . . . . . . 37
    Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . . . . . 42

FUNDS AT A GLANCE

Each of the Funds described in this prospectus is a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Funds try to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.


Each Fund has its own goals and investment strategies, and each offers a different mix of investments. Of course, there is no assurance that a Fund will achieve its investment goals.


The four Tax Free Funds invest primarily in high quality municipal securities and most of the dividends they pay are exempt from federal and, in certain cases, state income taxes. The Tax Free Funds are non- diversified funds and have more risk than more broadly diversified money market funds.

CITI CASH RESERVES
This summary briefly describes Citi Cash Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 37.

FUND GOAL
The Fund's goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES
Cash Reserves invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

    o  obligations of U.S. and non-U.S. banks;

    o  commercial paper and asset-backed securities;

    o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

    o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS
Investing in a mutual fund involves risk. Although Cash Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

CREDIT RISK. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

FOREIGN SECURITIES. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than United States markets. As a result, there may be rapid changes in the value of foreign securities. Non-U.S. markets also may offer less protection to investors such as the Fund.

CONCENTRATION IN THE BANKING INDUSTRY. Cash Reserves may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

WHO MAY WANT TO INVEST
You should keep in mind that an investment in a money market fund is not a complete investment program.

You should consider investing in Cash Reserves if:

    o  You're seeking current income and a stabilized share price.

    o You want to be able to convert your investment to cash quickly with reduced risk to principal.

    o You're seeking higher returns than are usually available from U.S. Treasury money market funds.

Don't invest in the Fund if:

    o You're seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.

If you are seeking tax-advantaged income, consider the Tax Free Funds.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund's Class N shares for the calendar years indicated. The table compares the average annual returns for the Fund's Class N shares to the performance of the iMoneyNet 1st Tier Taxable Money Market Funds Average.

Please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or terminated, the Fund's performance may go down. For current yield information, please call 1-800-331-1792, toll-free, or contact your account representative.

CASH RESERVES
ANNUAL TOTAL RETURNS -- CLASS N


                1994                           3.84%
                1995                           5.59%
                1996                           4.97%
                1997                           5.14%
                1998                           5.05%
                1999                           4.68%
                2000                           5.88%
                2001                           3.78%
                2002                           1.34%
                2003                           0.56%

As of September 30, 2004, Class N shares had a year-to-date return of 0.42%.


FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART


Class N                                 Quarter Ending
Highest               1.53%             December 31, 2000
Lowest                0.11%             December 31, 2003

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2003
                                  1 Year       5 Years     10 Years
Cash Reserves-Class N              0.56%        3.23%        4.07%

iMoneyNet 1st Tier
Taxable Money Market Funds
Average                            0.49%        3.12%        4.01%


FUND FEES AND EXPENSES
     This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.

     FEE TABLE
     SHAREHOLDER FEES - Fees Paid Directly From Your Investment
     -------------------------------------------------------------------------
     Maximum Sales Charge (Load) Imposed on Purchases                     None
     Maximum Deferred Sales Charge (Load)                                 None

     ANNUAL OPERATING EXPENSES(1) Expenses That Are Deducted From Fund Assets
     -------------------------------------------------------------------------
     Management Fees                                                     0.55%
     Distribution (12b-1) Fees (includes service fees)                   0.25%

     Other Expenses                                                      0.05%
     -------------------------------------------------------------------------
     Total Annual Operating Expenses*                                    0.85%
     -------------------------------------------------------------------------

       *  Because of voluntary waivers and/or reimbursements,
          actual totaloperating expenses are expected to be:             0.70%


      (1) These fee waivers and reimbursements may be reduced or terminated at any time. The Fund invests in securities through an underlying mutual fund, Liquid Reserves Portfolio (formerly Cash Reserves Portfolio). This table reflects the direct expenses of the Fund and its allocated share of expenses of Liquid Reserves Portfolio.

     -------------------------------------------------------------------------

EXAMPLE

     -------------------------------------------------------------------------

    This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

       o  you invest $10,000 in the Fund for the time periods indicated;

       o  you reinvest all dividends;

       o  you then sell all of your shares at the end of those periods;

       o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

       o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

    Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    CITI CASH RESERVES
                             1 YEAR         3 YEARS       5 YEARS      10 YEARS
    --------------------------------------------------------------------------
    CLASS N SHARES            $87             $271          $471        $1,049

    --------------------------------------------------------------------------

CITI U.S. TREASURY RESERVES
This summary briefly describes Citi U.S. Treasury Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 37.

FUND GOAL
The Fund's goal is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES
Under normal market conditions, U.S. Treasury Reserves invests all of its assets in:

    o  U.S. Treasury bills, notes and bonds;

    o  Treasury receipts; and

    o Securities issued by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Treasury.

Although the Fund is permitted to maintain a weighted average maturity of up to 90 days, under normal conditions the Fund will maintain a shorter maturity. The Fund may not generate as high a yield as other funds with longer weighted average maturities.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS
Investing in a mutual fund involves risk. Although U.S. Treasury Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

WHO MAY WANT TO INVEST
You should keep in mind that an investment in a money market fund is not a complete investment program.

You should consider investing in U.S. Treasury Reserves if:

    o  You're seeking current income and a stabilized share price.

    o You want to be able to convert your investment to cash quickly with reduced risk to principal.

    o You want the added safety of a fund that invests only in U.S. government securities.

Don't invest in the Fund if:

    o You're seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.

If you are seeking tax-advantaged income, consider the Tax Free Funds.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund's Class N shares for the calendar years indicated. The table compares the average annual returns for the Fund's Class N shares to the performance of the iMoneyNet 100% U.S. Treasury Rated Money Market Funds Average.

Please remember that the Fund's past performance is not necessarily an indication of how the Fund will perform in the future. The Fund's performance reflects certain fee waivers and reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-331-1792, toll-free, or contact your account representative.

U.S. TREASURY RESERVES
ANNUAL TOTAL RETURNS -- CLASS N


                1994                           3.44%
                1995                           5.09%
                1996                           4.59%
                1997                           4.64%
                1998                           4.50%
                1999                           4.06%
                2000                           5.39%
                2001                           3.40%
                2002                           1.06%
                2003                           0.40%

As of September 30, 2004, Class N shares had a year-to-date return of 0.29%.


FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART


Class N                                 Quarter Ending
Highest               1.42%             December 31, 2000
Lowest                0.06%             December 31, 2003

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2003
                                  1 Year       5 Years     10 Years
U.S. Treasury Reserves-
 Class N                           0.40%        2.84%        3.64%

iMoneyNet 100% U.S. Treasury
 Rated Money Market Funds
 Average                           0.46%        3.01%        3.84%


FUND FEES AND EXPENSES
     This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.

    FEE TABLE
    SHAREHOLDER FEES - Fees Paid Directly From Your Investment

    --------------------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on Purchases                      None
    Maximum Deferred Sales Charge (Load)                                  None


    ANNUAL OPERATING EXPENSES(1) Expenses That Are Deducted From Fund Assets
    --------------------------------------------------------------------------
    Management Fees                                                      0.55%
    Distribution (12b-1) Fees (includes service fees)                    0.25%
    Other Expenses                                                       0.11%
    --------------------------------------------------------------------------
    Total Annual Operating Expenses*                                     0.91%
    --------------------------------------------------------------------------
    * Because of voluntary waivers and/or reimbursements, actual total operating expenses are expected to be: 0.70%
       These fee waivers and reimbursements may be reduced or terminated at any time.
   (1) The Fund invests in securities through an underlying mutual fund, U.S. Treasury Reserves Portfolio. This table reflects the direct expenses of the Fund and its allocated share of expenses of U.S. Treasury Reserves Portfolio.

    --------------------------------------------------------------------------

EXAMPLE

    --------------------------------------------------------------------------
    This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

       o  you invest $10,000 in the Fund for the time periods indicated;

       o  you reinvest all dividends;

       o  you then sell all of your shares at the end of those periods;

       o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

       o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

    Although your actual costs may be higher or lower, based on these assumptions your costs would be:


    CITI U.S. TREASURY RESERVES     1 YEAR    3 YEARS    5 YEARS   10 YEARS
    --------------------------------------------------------------------------
    CLASS N SHARES                   $92        $287       $498     $1,108


    --------------------------------------------------------------------------

CITI TAX FREE RESERVES
This summary briefly describes Citi Tax Free Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 37.

FUND GOALS
The Fund's goals are to provide shareholders high levels of current income exempt from federal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

MAIN INVESTMENT STRATEGIES

    o Tax Free Reserves invests primarily in high quality municipal obligations and in participation or other interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is generally lower than the interest paid on taxable securities.

    o Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minumum tax.

    o Subject to this 80% policy, the Fund may invest in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.

    o The Fund may invest more than 25% of its assets in participation interests in municipal obligations that are issued by banks and/or backed by bank obligations.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS
Investing in a mutual fund involves risk. Although Tax Free Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

CREDIT RISK. The Fund invests in high quality debt securities, meaning securities that are rated, when the Fund buys them, in one of the two highest short-term rating categories by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

NON-DIVERSIFIED STATUS. The Fund is a non-diversified mutual fund and may invest 25% or more of its assets in securities of issuers that are located in the same state, that derive income from similar type projects or that are otherwise related. As a result, many securities held by the Fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the risk inherent in these policies when you compare the Fund with a more diversified mutual fund.

CONCENTRATION IN THE BANKING INDUSTRY. Tax Free Reserves may concentrate in participation interests in municipal obligations that are issued by banks and/ or backed by bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

WHO MAY WANT TO INVEST
You should keep in mind that an investment in a money market fund is not a complete investment program.

You should consider investing in Tax Free Reserves if:

    o  You're seeking federally tax-exempt income from your investment.*

    o  You're seeking current income and a stabilized share price.

    o You want to be able to convert your investment to cash quickly with reduced risk to principal.

Don't invest in the Fund if:

    o You don't need your income to be tax-exempt, or you're investing through a tax-deferred vehicle -- such as an IRA account.

* Some income may be subject to tax. Consult your personal tax adviser.

    o You're seeking long-term growth of capital or high income and you can tolerate daily share price fluctuation.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund's Class N shares for the calendar years indicated. The table compares the average annual returns for the Fund's Class N shares to the performance of the iMoneyNet General Purpose Tax Free Money Market Funds Average.

Please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-331-1792, toll-free, or contact your account representative.

TAX FREE RESERVES
ANNUAL TOTAL RETURNS -- CLASS N


                1994                           2.35%
                1995                           3.34%
                1996                           2.91%
                1997                           3.12%
                1998                           2.96%
                1999                           2.72%
                2000                           3.58%
                2001                           2.33%
                2002                           0.99%
                2003                           0.48%


As of September 30, 2004, Class N shares had a year-to-date return of 0.34%.


FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART


Class N                                 Quarter Ending
Highest               0.94%             June 30, 2000
Lowest                0.08%             September 30, 2003


AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2003


                                  1 Year       5 Years     10 Years
Tax Free Reserves -
 Class N                           0.48%        2.01%        2.47%

iMoneyNet General
 Purpose Tax Free
 Money Market
 Funds Average                     0.45%        1.92%        2.42%


FUND FEES AND EXPENSES
     This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.

    FEE TABLE
    SHAREHOLDER FEES - Fees Paid Directly From Your Investment
    --------------------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on Purchases                      None
    Maximum Deferred Sales Charge (Load)                                  None

    ANNUAL OPERATING EXPENSES(1) Expenses That Are Deducted From Fund Assets
    --------------------------------------------------------------------------
    Management Fees                                                      0.50%
    Distribution (12b-1) Fees (includes service fees)                    0.25%

    Other Expenses                                                       0.09%
    --------------------------------------------------------------------------
    Total Annual Operating Expenses*                                     0.84%
    --------------------------------------------------------------------------
       *   Because of voluntary waivers and/or reimbursements,
           actual total operating expenses are expected to be:           0.65%


       (1) The Fund invests in securities through an underlying mutual fund, Tax Free Reserves Portfolio. This table reflects the direct expenses of the Fund and its allocated share of expenses of Tax Free Reserves Portfolio.

    --------------------------------------------------------------------------

EXAMPLE

    --------------------------------------------------------------------------
    This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

       o   you invest $10,000 in the Fund for the time periods indicated;

       o   you reinvest all dividends;

       o   you then sell all of your shares at the end of those periods;

       o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

       o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

    Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    CITI TAX FREE RESERVES   1 YEAR         3 YEARS        5 YEARS     10 YEARS
    --------------------------------------------------------------------------
    CLASS N SHARES            $86             $268           $466       $1,037

    --------------------------------------------------------------------------

CITI CALIFORNIA TAX FREE RESERVES
This summary briefly describes Citi California Tax Free Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 37.

FUND GOALS
The Fund's goals are to provide shareholders with high levels of current income exempt from both federal and California personal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

MAIN INVESTMENT STRATEGIES

    o California Tax Free Reserves invests primarily in high quality municipal obligations and in participation or other interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is generally lower than the interest paid on taxable securities.

    o Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations and interests in municipal obligations that pay interest that is exempt from both federal and California personal income taxes. These may include obligations of Puerto Rico and other U.S. territories.

    o Subject to this 80% policy, the Fund may purchase municipal obligations whose interest is subject to California personal income taxes and/or the federal alternative minimum tax and other high quality securities that pay interest that is subject to state and federal income taxes.

    o The Fund may invest more than 25% of its assets in participation interests in municipal obligations that are issued by banks and/or backed by bank obligations.

MAIN RISKS
Investing in a mutual fund involves risk. Although California Tax Free Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

CREDIT RISK. The Fund invests in high quality debt securities, meaning securities that are rated, when the Fund buys them, in one of the two highest short-term rating categories by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

NON-DIVERSIFIED STATUS. The Fund is a non-diversified mutual fund that invests a large portion of its assets in California issuers and that may invest 25% or more of its assets in securities of issuers that derive income from similar type projects or that are otherwise related. As a result, many securities held by the Fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the risk inherent in this policy when you compare the Fund with a more diversified mutual fund.


CALIFORNIA ISSUERS. Because the Fund invests a high percentage of its assets in municipal obligations of issuers located in California, the Fund is more exposed to events that adversely affect issuers in California. Issuers of California municipal obligations may be adversely affected by a downturn in California's economy. California's economy is highly diversified, with some of the most significant activity occurring in the entertainment, defense, tourism, agriculture and high technology industries, and therefore the Fund may be more exposed to events affecting these industries than funds with more geographically diverse investments. As a result, this Fund has more risk than a money market fund that invests in municipal obligations of issuers in many states.

You should be aware that California has been experiencing economic difficulties as a result of many factors, including the downturn in the high technology sector and the slowdown in the national economy in recent years. California has experienced employment gains and an improving economy in the past year. However, it is not certain that this economic upturn will continue. Also, California has a large structural budget shortfall, estimated in December 2004 to be approximately $8.0 billion for the State's fiscal year beginning July 1, 2005. A ballot initiative sponsored by Governor Schwarzenegger which passed overwhelmingly in 2004, requires a balanced budget. If the Fund has difficulty finding high quality California municipal obligations to purchase, the amount of the Fund's income that is subject to California taxes could increase.


CONCENTRATION IN THE BANKING INDUSTRY. California Tax Free Reserves may concentrate in participation interests in municipal obligations that are issued by banks and/or backed by bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

WHO MAY WANT TO INVEST
You should keep in mind that an investment in a money market fund is not a complete investment program.

You should consider investing in California Tax Free Reserves if:

    o  You're seeking tax-exempt income from your investment.*

    o  You're seeking current income and a stabilized share price.

    o You want to be able to convert your investment to cash quickly with reduced risk to principal.

    o  Your income is subject to California personal income taxes.

*Some income may be subject to tax. Consult your personal tax adviser.

Don't invest in the Fund if:

    o You don't need your income to be tax-exempt, or you're investing through a tax-deferred vehicle -- such as an IRA account.

    o You're seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund's Class N shares for the calendar years indicated. The table compares the average annual returns for the Fund's Class N shares to the performance of the iMoneyNet California Tax Free Money Market Funds Average.

Please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-331-1792, toll-free, or contact your account representative.

CALIFORNIA TAX FREE RESERVES
ANNUAL TOTAL RETURNS

CALIFORNIA TAX FREE RESERVES
ANNUAL TOTAL RETURNS


                1994                           2.66%
                1995                           3.57%
                1996                           2.93%
                1997                           3.02%
                1998                           2.82%
                1999                           2.52%
                2000                           3.12%
                2001                           1.98%
                2002                           0.90%
                2003                           0.47%

As of September 30, 2004, Class N shares had a year-to-date return of 0.32%.


FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART


Class N                                 Quarter Ending
Highest               0.93%             June 30, 1995
Lowest                0.06%             September 30, 2003

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2003
                                  1 Year     5 Years      10 Years
California Tax Free Reserves-
Class N                           0.47%       1.79%        2.40%

iMoneyNet California Tax Free
 Money Market Funds Average       0.45%       1.77%        2.32%


FUND FEES AND EXPENSES
     This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.

    FEE TABLE
    SHAREHOLDER FEES - Fees Paid Directly From Your Investment

    --------------------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on Purchases                      None
    Maximum Deferred Sales Charge (Load)                                  None

    ANNUAL OPERATING EXPENSES Expenses That Are Deducted From Fund Assets
    --------------------------------------------------------------------------
    Management Fees                                                      0.45%
    Distribution (12b-1) Fees (includes service fees)                    0.25%

    Other expenses                                                       0.10%
    --------------------------------------------------------------------------
    Total Annual Operating Expenses*                                     0.80%
    --------------------------------------------------------------------------

      *  Because of voluntary waivers and/or reimbursements, actual total
         operating expenses are expected to be:                          0.65%

         These fee waivers and reimbursements may be reduced or terminated at any time.
    --------------------------------------------------------------------------

EXAMPLE

    --------------------------------------------------------------------------

    This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

       o   you invest $10,000 in the Fund for the time periods indicated;

       o   you reinvest all dividends;

       o   you then sell all of your shares at the end of those periods;

       o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

       o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

    Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    CITI CALIFORNIA TAX FREE RESERVES   1 YEAR  3 YEARS  5 YEARS  10 YEARS
    --------------------------------------------------------------------------

    CLASS N SHARES                        $80    $249     $433      $966

    --------------------------------------------------------------------------

CITI CONNECTICUT TAX FREE RESERVES
This summary briefly describes Citi Connecticut Tax Free Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 37.

FUND GOALS
The Fund's goals are to provide its shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

MAIN INVESTMENT STRATEGIES

    o Connecticut Tax Free Reserves invests primarily in high quality municipal obligations and in participation or other interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is generally lower than the interest paid on taxable securities.

    o Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations and interests in municipal obligations that pay interest that is exempt from both federal and Connecticut personal income taxes. These may include obligations of Puerto Rico and other U.S. territories.

    o Subject to this 80% policy, the Fund may purchase municipal obligations whose interest is subject to Connecticut personal income taxes and/or the federal alternative minimum tax and other high quality securities that pay interest that is subject to state and federal income taxes.

    o The Fund may invest more than 25% of its assets in participation interests in municipal obligations that are issued by banks and/or backed by bank obligations.

MAIN RISKS
Investing in a mutual fund involves risk. Although Connecticut Tax Free Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

CREDIT RISK. The Fund invests in high quality debt securities, meaning securities that are rated, when the Fund buys them, in one of the two highest short-term rating categories by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

NON-DIVERSIFIED STATUS. The Fund is a non-diversified mutual fund that invests a large portion of its assets in Connecticut issuers and that may invest 25% or more of its assets in securities of issuers that derive income from similar type projects or that are otherwise related. As a result, many securities held by the Fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the risk inherent in these policies when you compare the Fund with a more diversified mutual fund.

CONNECTICUT ISSUERS. Because the Fund invests a high percentage of its assets in municipal obligations of issuers located in Connecticut, the Fund is more exposed to events that adversely affect issuers in Connecticut. Issuers of Connecticut municipal obligations may be adversely affected by a downturn in Connecticut's economy. Connecticut's economy tends to have concentrations in the insurance and defense industries, and therefore, the Fund may be more exposed to events affecting these industries than funds with more geographically diverse investments. As a result, this Fund has more risk than a money market fund that invests in municipal obligations of issuers in many states.


You should be aware that Connecticut has been experiencing shortfalls in personal income tax collections which resulted in budget deficits. While recent increases in personal income tax rates and collections may lead to higher state revenues, the budget deficits may continue or recur. Continuing or worsening economic conditions could cause the Fund to lose money. If the Fund has difficulty finding high quality Connecticut municipal obligations to purchase, the amount of the Fund's income that is subject to Connecticut taxes could increase.


CONCENTRATION IN THE BANKING INDUSTRY. Connecticut Tax Free Reserves may concentrate in participation interests in municipal obligations that are issued by banks and/or backed by bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

WHO MAY WANT TO INVEST
You should keep in mind that an investment in a money market fund is not a complete investment program.

You should consider investing in Connecticut Tax Free Reserves if:

    o  You're seeking tax-exempt income from your investment.*

    o  You're seeking current income and a stabilized share price.

    o You want to be able to convert your investment to cash quickly with reduced risk to principal.

    o  Your income is subject to Connecticut personal income tax.

*Some income may be subject to tax. Consult your personal tax adviser.

Don't invest in the Fund if:

    o You don't need your income to be tax-exempt, or you're investing through a tax-deferred vehicle - such as an IRA account.

    o You're seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund's Class N shares for the calendar years indicated. The table compares the average annual returns for the Fund's Class N shares to the performance of the iMoneyNet Connecticut Tax Free Money Market Funds Average.


The Fund offers two other classes of shares -- Smith Barney Connecticut Money Market Portfolio - Class A and - Class Y shares. Only Class N shares are offered through this prospectus. You should note that the performance of classes will vary, depending upon the expense level of that class.


Please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-331-1792, toll-free, or contact your account representative.

CONNECTICUT TAX FREE RESERVES
ANNUAL TOTAL RETURNS -- CLASS N


                1994                           2.80%
                1995                           3.63%
                1996                           2.97%
                1997                           3.00%
                1998                           2.92%
                1999                           2.60%
                2000                           3.32%
                2001                           2.07%
                2002                           0.87%
                2003                           0.42%

As of September 30, 2004, Class N shares had a year-to-date return of 0.30%.


FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART


Class N                                 Quarter Ending
Highest               0.94%             June 30, 1995
Lowest                0.07%             September 30, 2003

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2003
                            1 Year       5 Years        10 Years
Connecticut Tax Free
 Reserves - Class N          0.42%        1.85%          2.45%

iMoneyNet Connecticut Tax
 Free Money Market Funds
 Average                     0.35%        1.72%          2.21%


*Information regarding performance for this period is not available.

FUND FEES AND EXPENSES
     This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.

    FEE TABLE
    SHAREHOLDER FEES - Fees Paid Directly From Your Investment
    --------------------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on Purchases                      None
    Maximum Deferred Sales Charge (Load)                                  None


    ANNUAL OPERATING EXPENSES - Expenses That Are Deducted From Fund Assets
    --------------------------------------------------------------------------

    Management Fees                                                      0.45%
    Distribution (12b-1) Fees (includes service fees)                    0.25%


    Other Expenses                                                       0.11%
    --------------------------------------------------------------------------
    Total Annual Operating Expenses*                                     0.81%
    --------------------------------------------------------------------------


    *  Because of voluntary waivers and/or reimbursements, actual total
       operating expenses are expected to be:                            0.65%

       These fee waivers and reimbursements may be reduced or terminated at any time.
    --------------------------------------------------------------------------

EXAMPLE

    --------------------------------------------------------------------------
    This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

    o you invest $10,000 in the Fund for the time periods indicated;

    o you reinvest all dividends;

    o you then sell all of your shares at the end of those periods;

    o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

    o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

    Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    CITI CONNECTICUT TAX FREE RESERVES  1 YEAR   3 YEARS   5 YEARS   10 YEARS
    ---------------------------------------------------------------------------

    CLASS N SHARES                       $78       $243      $422      $942

    ---------------------------------------------------------------------------

CITI NEW YORK TAX FREE RESERVES
This summary briefly describes Citi New York Tax Free Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 37.

FUND GOALS
The Fund's goals are to provide its shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

MAIN INVESTMENT STRATEGIES

    o New York Tax Free Reserves invests primarily in high quality municipal obligations and in participation or other interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is generally lower than the interest paid on taxable securities.

    o Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations and interests in municipal obligations that pay interest that is exempt from federal, New York State and New York City personal income taxes. These may include obligations of Puerto Rico and other U.S. territories.

    o Subject to this 80% policy, the Fund may purchase other municipal obligations whose interest is subject to New York personal income taxes and/or the federal alternative minimum tax and other high quality securities that pay interest that is subject to federal, state and local income taxes.

    o The Fund may invest more than 25% of its assets in participation interests in municipal obligations that are issued by banks and/or backed by bank obligations.

MAIN RISKS
Investing in a mutual fund involves risk. Although New York Tax Free Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

CREDIT RISK. The Fund invests in high quality debt securities, meaning securities that are rated, when the Fund buys them, in one of the two highest short-term rating categories by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

NON-DIVERSIFIED STATUS. The Fund is a non-diversified mutual fund that invests a large portion of its assets in New York issuers, and that may invest 25% or more of its assets in securities of issuers that derive income from similar type projects or that are otherwise related. As a result, many securities held by the Fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the risk inherent in these policies when you compare the Fund with a more diversified mutual fund.


NEW YORK ISSUERS. Because the Fund invests a high percentage of its assets in municipal obligations of issuers located in New York, the Fund is more exposed to events that adversely affect issuers in New York, such as a downturn in New York's economy. New York's economy tends to be concentrated in the financial services industries, and therefore the Fund may be more exposed to events affecting these industries, such as a significant decline in stock market performance, than funds with more geographically diverse investments. As a result, this Fund has more risk than a money market fund that invests in municipal obligations of issuers in many states.

New York's economy continues to experience the repercussions of the September 11, 2001 terrorist attacks on New York City. New York City accounts for a large segment of the State's population and personal income, and New York City's financial health affects the state in many ways. The economies of both the State and of New York City are particularly susceptible to volatility in the financial services sector. Although the unemployment rate in New York has decreased over the past few years and there has been a significant recovery on Wall Street, future weakness in the financial services sector in New York City could result in significant job losses and smaller bonus payments by Wall Street firms, thus reducing state tax revenues. The credit quality of certain New York municipal obligations may be downgraded as a result of these factors. This could cause the Fund to lose money. If the Fund has difficulty finding high quality New York municipal obligations to purchase, the amount of the Fund's income that is subject to New York taxes could increase.

CONCENTRATION IN THE BANKING INDUSTRY. New York Tax Free Reserves may concentrate in participation interests in municipal obligations which are issued by banks and/or backed by bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.


WHO MAY WANT TO INVEST
You should keep in mind that an investment in a money market fund is not a complete investment program.

You should consider investing in New York Tax Free Reserves if:

    o  You're seeking tax-exempt income from your investment.*

    o  You're seeking current income and a stabilized share price.

    o You want to be able to convert your investment to cash quickly with reduced risk to principal.

    o Your income is subject to New York State or New York City personal income taxes.

*Some income may be subject to tax. Consult your personal tax adviser.

Don't invest in the Fund if:

    o You don't need your income to be tax-exempt, or you're investing through a tax-deferred vehicle--such as an IRA account.

    o You're seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund's Class N shares for the calendar years indicated. The table compares the average annual returns for the Fund's Class N shares to the performance of the iMoneyNet New York Tax Free Money Market Funds Average.

Please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-331-1792, toll-free, or contact your account representative.

NEW YORK TAX FREE RESERVES
ANNUAL TOTAL RETURNS -- CLASS N


                1994                           2.30%
                1995                           3.31%
                1996                           2.86%
                1997                           3.06%
                1998                           2.91%
                1999                           2.64%
                2000                           3.46%
                2001                           2.17%
                2002                           0.92%
                2003                           0.50%

As of September 30, 2004, Class N shares had a year-to-date return of 0.32%.


FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART


Class N                                 Quarter Ending
Highest               0.92%             December  31, 2000
Lowest                0.07%             September 30, 2003

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2003

                                  1 Year       5 Years     10 Years
New York Tax Free Reserves -
Class N                            0.50%        1.93%        2.41%

iMoneyNet New York Tax Free
 Money Market Funds Average        0.45%        1.91%        2.35%


FUND FEES AND EXPENSES
     This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.

    FEE TABLE
    SHAREHOLDER FEES - Fees Paid Directly From Your Investment
    --------------------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on Purchases                      None
    Maximum Deferred Sales Charge (Load)                                  None


    ANNUAL OPERATING EXPENSES - Expenses That Are Deducted From Fund Assets
    --------------------------------------------------------------------------

    Management Fees                                                      0.45%
    Distribution (12b-1) Fees (includes service fees)                    0.25%

    Other Expenses                                                       0.04%
    --------------------------------------------------------------------------
    Total Annual Operating Expenses*                                     0.74%
    --------------------------------------------------------------------------

       * Because of voluntary waivers and/or reimbursements, actual total
       operating expenses are expected to be:                            0.65%

       These fee waivers and reimbursements may be reduced or terminated at any time.
    --------------------------------------------------------------------------

EXAMPLE

    --------------------------------------------------------------------------
    This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

       o you invest $10,000 in the Fund for the time periods indicated;

       o you reinvest all dividends;

       o you then sell all of your shares at the end of those periods;

       o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

       o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

    Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    CITI NEW YORK TAX FREE RESERVES   1 YEAR     3 YEARS    5 YEARS   10 YEARS
    --------------------------------------------------------------------------

    CLASS N SHARES                      $77       $240       $417       $930

    --------------------------------------------------------------------------

YOUR ACCOUNT

HOW TO BUY SHARES
Shares of the Funds are offered continuously and purchases may be made Monday through Friday, except on certain holidays. Shares may be purchased from the Funds' distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers (called Service Agents). For more information, or to purchase shares directly from a Fund, please call 1-800-331-1792, toll-free.

The Funds do not, but your Service Agent may, impose a minimum initial or subsequent investment requirement.


Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order and the purchase price in federal or other immediately available funds are received in proper form by the Fund. If you pay by check, your order is effective when the check clears. The Fund and the distributor have the right to reject any purchase order or cease offering Fund shares at any time.

If you hold your shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that a Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts.


If you wish to transfer your account, you may transfer it to another financial institution, or you may set up an account directly with the Fund's sub-transfer agent.


HOW THE PRICE OF YOUR SHARES IS CALCULATED
Each Fund calculates its net asset value (NAV) every day the New York Stock Exchange is open for trading.

Cash Reserves calculates its NAV at 4:00 p.m. Eastern time.

U.S. Treasury Reserves calculates its NAV at 2:00 p.m. Eastern time. The other Funds calculate their NAV at 12:00 noon Eastern time.

On days when the financial markets in which the Funds invest close early, NAV may be calculated as of the earlier close of those markets. The Funds' securities are valued at amortized cost, which is approximately equal to market value.

HOW TO SELL SHARES
You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Funds' sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the sub-transfer agent. Each Service Agent is responsible for promptly submitting redemption requests to the Funds' sub-transfer agent. For your protection, a Fund may request documentation for large redemptions or other unusual activity in your account.


The price of any redemption of Fund shares will be the NAV (normally $1.00 per share) the next time it is calculated after your redemption request has been received by the transfer agent. Fund shares are redeemed without a sales charge.

You will receive your redemption proceeds in federal funds normally on the business day on which you sell your shares but, in any event, within seven days. Your redemption proceeds may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists. Each Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

Your account balance with a Fund may be subject to a $500 minimum. If so, the Fund reserves the right to close your account if it falls below $500 because of redemptions. You will have 60 days to make an additional investment. If you do not increase your balance, a Fund may close your account and send the proceeds to you. Your shares will be sold at NAV (normally $1.00 per share) on the day your account was closed.

The Funds may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
Money market funds are often used by investors for short term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason the Board of Trustees of each of the Funds has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares. The Board also believes that money market funds, such as the Funds, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short term disparity between a Fund's yield and current market yields, which could have the effect of reducing the Fund's yield. In addition, frequent purchases and redemptions of a Fund's shares could increase the Fund's portfolio transaction costs and may interfere with the efficient management of the portfolio by the Manager, which could detract from the Fund's performance.


EXCHANGES
Shares may be exchanged for shares of any other Fund offered in the no-load family of CitiFunds(R) (primarily money market funds). You may place exchange orders through the sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. You may place exchange orders by telephone if your account application permits. The sub-transfer agent or your Service Agent can provide you with more information.

There is no sales charge on Fund shares you acquire through an exchange.

The exchange privilege may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

DIVIDENDS
Each business day when a Fund determines its NAV, it calculates the Fund's net income and declares dividends for all shareholders of record. Shares begin to accrue dividends on the day your purchase order becomes effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month, on or before the last business day of the month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

TAX MATTERS
This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

TAXATION OF DISTRIBUTIONS: For Cash Reserves and U.S. Treasury Reserves, you normally will be required to pay federal income tax on any dividends and other distributions you receive, whether you take distributions in cash or reinvest them in additional shares. Distributions designated as capital gains dividends will be taxed as long-term capital gains. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.


Each of the Tax Free Funds expects that most of its net income will be attributable to interest on municipal obligations and as a result most of a Tax Free Fund's dividends to you will not be subject to federal income tax. However, each Tax Free Fund may invest from time to time in taxable securities, and certain Fund dividends may affect the computation of the federal alternative minimum tax. It is also possible, but not intended, that a Tax Free Fund may realize short-term or long-term capital gains or losses. Any distributions from interest earned by a Tax Free Fund on taxable securities or from any short-term capital gains will generally be taxable to you as ordinary income; distributions from net capital gains (i.e., the excess of net long-term capital gains over net short-term capital loss) ordinarily will be taxable to you as long-term capital gains. The Funds do not expect any distributions to be treated as "qualified dividend income," which is taxed at reduced rates. Such distributions will be taxable whether you take distributions in cash or reinvest them in additional shares.


Fund dividends that a Tax Free Fund designates as exempt interest dividends are taken into account in determining the amount of your social security and railroad retirement benefits, if any, that may be subject to federal income tax. In addition, you may not claim a deduction for interest on indebtedness you incurred or continued for the purpose of owning Tax Free Fund shares. Shareholders who are, or who are related to, "substantial users" of facilities financed by private activity bonds should consult their tax advisers before buying Tax Free Fund shares.

STATE AND LOCAL TAXES: Generally, you will have to pay state or local taxes on Fund dividends and other distributions, although distributions derived from interest on U.S. government obligations may be exempt from certain state and local taxes. Except as noted below, Fund dividends that are not taxable to you for federal income tax purposes may still be subject to tax under the income or other tax laws of state or local taxing authorities. You should consult your own tax adviser in this regard.

CALIFORNIA TAX FREE RESERVES: The Fund expects that as long as the Fund meets certain requirements, including that at least 50% of the value of the Fund's assets consists of certain qualifying California municipal obligations, shareholders of the Fund will be able to exclude from income, for California personal income tax purposes, dividends received from the Fund which are derived from interest (less related expenses) from such California municipal obligations of the Fund.

The foregoing description is a general, abbreviated summary that relates solely to the California personal income taxation of dividends received by shareholders. Accordingly, potential investors, including, in particular, investors who may be subject to California corporate franchise tax or California corporate income tax, should consult with their own tax advisers.

CONNECTICUT TAX FREE RESERVES: The Fund expects that shareholders will not be subject to the Connecticut personal income tax on exempt-interest dividends received from the Fund to the extent that those distributions are derived from interest on Connecticut municipal obligations. Capital-gain dividends derived from Connecticut municipal obligations (other than obligations of U.S. territories or possessions and their political subdivisions) are also free from this tax. Distributions by the Fund derived from interest income, other than interest on Connecticut municipal obligations, that are treated as a preference item for federal income tax purposes may be subject to the net Connecticut minimum tax in the case of any shareholder subject to the Connecticut personal income tax and required to pay the federal alternative minimum tax.

NEW YORK TAX FREE RESERVES: The Fund expects that, to the extent that dividends received from the Fund are derived from interest on New York municipal obligations, the dividends will also be excluded from the gross income of individual shareholders who are New York residents for New York State and New York City personal income tax purposes. Dividends from the Fund are not excluded in determining New York State or New York City franchise taxes on corporations and financial institutions (with certain limited exceptions provided in the New York City Tax on Bank Corporations).


FOREIGN SHAREHOLDERS: Each Fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. A Fund will not withhold with respect to dividends designated as interest-related dividends or short-term capital gain dividends. The Funds anticipate that substantially all distributions will be designated as interest-related dividends. Distributions received from a Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

BACKUP WITHHOLDING: The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. A Fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations. The backup withholding rate is scheduled to be 28% during 2005. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the U.S.


TAXATION OF TRANSACTIONS: If you sell your shares of a Fund, or exchange them for shares of another Fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

MANAGEMENT OF THE FUNDS

MANAGER
The Funds' investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Funds' investments, oversees their operations, and provides administrative services. The Manager is an affiliate of Citigroup Inc. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. A team of individuals employed by the Manager manages the day-to-day operations of the Funds.

Citi Fund Management Inc. was established in 2001 to take over the mutual fund-related investment advisory operations of Citibank, N.A. and, together with Citibank affiliates in New York, London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world.


Citigroup affiliates, including their directors, officers or employees, may have banking and investment banking relationships with the issuers of securities that are held in the Funds. They may also own the securities of these issuers. However, in making investment decisions for the Funds, the Manager does not obtain or use material inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. To the extent a Fund acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.

MANAGEMENT FEES

For the fiscal year ended August 31, 2004, the Manager received the following fees after waivers:

------------------------------------------------------------------------------
                                             FEE, AS PERCENTAGE OF
            FUND                            AVERAGE DAILY NET ASSETS
------------------------------------------------------------------------------
 Citi Cash Reserves                                 0.3993%
------------------------------------------------------------------------------
 Citi U.S. Treasury Reserves                        0.3350%
------------------------------------------------------------------------------
 Citi Tax Free Reserves                             0.3127%
------------------------------------------------------------------------------
 Citi California Tax Free                           0.3047%
Reserves
------------------------------------------------------------------------------
 Citi Connecticut Tax Free                          0.4397%
Reserves
------------------------------------------------------------------------------
 Citi New York Tax Free                             0.3567%
Reserves
------------------------------------------------------------------------------


DISTRIBUTION ARRANGEMENTS
The Funds offer Class N shares. Connecticut Tax Free Reserves also offers Smith Barney Connecticut Money Market Portfolio - Class A and - Class Y shares. These classes have different expense levels. Only Class N shares are offered in this prospectus. The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of Class N shares.


Each Fund has adopted a service plan for Class N shares under Rule 12b-1 under the Investment Company Act of 1940. The service plan allows the applicable Fund to pay a monthly fee at an annual rate not to exceed 0.25% of the average daily net assets represented by Class N shares of that Fund. This fee may be used to make payments to the Distributor and to Service Agents or others as compensation for the sale of Fund shares, or for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. The Distributor is, and the Service Agents may be, affiliates of the Fund's manager. Because fees under the plan are paid out of a Fund's assets, over time these fees will increase the cost of your investment in Class N shares and may cost you more than other types of sales charges.

In addition, the Distributor and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The Distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the Distributor and may be substantial. The Manager or an affiliate may make similar payments under similar arrangements.

The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include the Funds' Distributor and other affiliates of the Manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of a fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

RECENT DEVELOPMENTS
In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (SEC) has notified Citigroup Asset Management (CAM), the Citigroup business unit that includes the Funds' Manager and other investment advisory companies; Citicorp Trust Bank (CTB), an affilate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and the other two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor's business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM's initiation and operation of, and compensation for, the transfer agent business and CAM's retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds. As previously disclosed, CAM has already agreed to pay the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. It is not expected that the Funds will receive any portion of such payment.

CTB is the Fund's transfer agent. State Street Bank and Trust Company and PFPC Inc. serve as sub-transfer agent.

MORE ABOUT THE FUNDS


The Funds' goals, principal investments and risks are summarized in FUNDS AT A GLANCE. More information on investments and investment strategies appears below.

PRINCIPAL INVESTMENT STRATEGIES
The Funds' principal investment strategies are the strategies that, in the opinion of the Manager, are most likely to be important in trying to achieve each Fund's investment goals. Of course, there can be no assurance that any Fund will achieve its goals. Please note that each Fund may also use strategies and invest in securities that are described in the Statement of Additional Information. A Fund may not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the Statement of Additional Information.

Each Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. Each Fund also complies with industry regulations that apply to money market funds. These regulations require that each Fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of each Fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, all of the Funds' investments must be in U.S. dollar-denominated high quality securities which have been determined by the Manager to present minimal credit risks. To be high quality, a security (or its issuer) must be rated in one of the two highest short-term rating categories by nationally recognized rating agencies, such as Moody's or Standard & Poor's, or, if unrated, in the Manager's opinion be of comparable quality. Investors should note that within these two rating categories there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after a Fund buys it, the Manager will decide whether the security should be held or sold.

Money market instruments in which the Funds may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.


--------------------------------------------------------------------------------
  WHAT ARE MONEY MARKET INSTRUMENTS?
  Money Market Instruments are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government, or state or local governments. Money market instruments generally have maturity dates of 13 months or less. Money market instruments may include CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES, VARIABLE RATE DEMAND NOTES (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), FIXED-TERM OBLIGATIONS, COMMERCIAL PAPER (short-term unsecured debt), ASSET-BACKED SECURITIES (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and REPURCHASE AGREEMENTS. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed-upon interest rate.
--------------------------------------------------------------------------------

Cash Reserves invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset-backed securities and repurchase agreements. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. While the Fund can invest in all of these types of obligations, the Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers' acceptances.


Cash Reserves invests only in "first tier" securities. These securities are rated in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. The Fund's investment goals and policies may be changed without a shareholder vote.


U.S. Treasury Reserves invests in U.S. Treasury bills, bonds, notes and receipts. Treasury receipts are interest coupons on other U.S. Treasury obligations. This Fund may also invest in short-term obligations of U.S. government agencies and instrumentalities, but only if the obligations are backed by the full faith and credit of the United States Treasury. The Fund's investment goals and policies may be changed without a shareholder vote. ALTHOUGH THE FUND INVESTS IN U.S. GOVERNMENT OBLIGATIONS, AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

Each of the Tax Free Funds -- Tax Free Reserves, California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves -- invests primarily in high quality municipal obligations, including municipal money market instruments, and in participation or other interests in municipal obligations.


Under normal market conditions, Tax Free Reserves invests at least 80% of its assets in municipal obligations and participation or other interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Under normal market conditions, California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves invest at least 80% of their assets in municipal obligations and participation or other interests in municipal obligations that pay interest that is exempt from both federal income tax, including the federal alternative minimum tax, and from California state, Connecticut state and New York state and city personal income taxes, respectively. These policies may not be changed without a shareholder vote. However, except for these 80% policies, each Tax Free Fund's investment goals and policies may be changed without a shareholder vote.


Subject to these 80% policies, California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves may invest in municipal obligations that are subject to applicable state taxes, and each Tax Free Fund may invest in municipal obligations that are subject to the federal alternative minimum tax. Each Tax Free Fund may also invest in taxable money market instruments, particularly if the after-tax return on those securities is greater than the return on municipal money market instruments. The Funds' taxable investments will be comparable in quality to their municipal investments. Under normal circumstances, not more than 20% of a Tax Free Fund's assets are invested in taxable instruments. These investments would cause the amount of each Fund's income that is subject to tax to increase.

--------------------------------------------------------------------------------
  WHAT ARE MUNICIPAL OBLIGATIONS?
  Municipal obligations are fixed and variable rate obligations issued by or on behalf of states and municipal governments, Puerto Rico and other U.S. territories, and their authorities, agencies, instrumentalities and political subdivisions, and by other qualifying issuers. The interest on these obligations is exempt from federal income tax, but is generally lower than the interest paid on taxable securities.


  Longer term municipal obligations (municipal bonds) generally are issued to raise funds for construction or to retire previous debt. Short-term obligations (municipal notes or commercial paper) may be issued to finance short term cash needs in anticipation of receipt of tax and other revenues.
--------------------------------------------------------------------------------

Municipal obligations bought by the Funds must be rated in the highest two rating categories of nationally recognized rating agencies or, if unrated, be determined by the Manager to be of comparable quality.


The Tax Free Funds invest in both "general obligation" securities, which are backed by the full faith, credit and taxing power of the issuer, and in "revenue" securities, which are payable only from revenues from a specific project or another revenue source. These Funds also invest in private activity bonds, which fund privately operated industrial facilities. Payment on these bonds generally is made from payments by the operators of the facilities and is not backed by the taxing authority of the issuing municipality. The Funds invest in municipal lease obligations, which are undivided interests issued by a state or municipality in a lease or installment purchase which generally relates to equipment or facilities. In some cases payments under municipal leases do not have to be made unless money is specifically approved for that purpose by an appropriate legislative body.

The Tax Free Funds may purchase municipal obligations under arrangements (called stand-by commitments) where they can sell the securities at an agreed-upon price and date under certain circumstances. The Funds can also purchase securities under arrangements (called when-issued or forward-delivery basis) where the securities will not be delivered immediately. The Funds will set aside the assets to pay for these securities at the time of the agreement.

Each of the Tax Free Funds may concentrate in participation interests in municipal obligations issued by banks and/or backed by bank obligations. This means that a Tax Free Fund may invest more than 25% of its assets in participation interests backed by banks. In a participation interest, the bank sells undivided interests in a municipal obligation it owns. These interests may be supported by a bank letter of credit or guarantee. The interest rate generally is adjusted periodically, and the holder can sell back to the issuer after a specified notice period. If interest rates rise or fall, the rates on participation interests and other variable rate instruments generally will be readjusted.

$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, each Fund could reduce the number of its outstanding shares. For example, a Fund could do this if there were a default on an investment held by the Fund, if expenses exceed the Fund's income, or if an investment declined significantly in value. If this happened, you would own fewer shares. By investing in a Fund, you agree to this reduction should it become necessary.

DEFENSIVE STRATEGIES.   The Tax Free Funds may, from time to time, take
temporary defensive positions that are inconsistent with the Funds' principal investment strategies in attempting to respond to adverse market, political or other conditions. When doing so, the Funds may invest without limit in high quality taxable money market instruments, and may not be pursuing their investment objectives.

MANAGEMENT STYLE.   Managers of mutual funds use different styles when
selecting securities to purchase. The Manager uses a "top-down" approach when selecting securities for the Funds. When using a "top-down" approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The Manager then looks at individual issuers within those sectors or industries to select securities for the investment portfolio.

Since the Funds maintain a weighted average maturity of no more than 90 days, many of their investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of a Fund's portfolio (for example, to reflect changes in the Manager's expectations concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

INVESTMENT STRUCTURE.   Cash Reserves, U.S. Treasury Reserves and Tax Free
Reserves do not invest directly in securities but instead each invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to each of these Funds in this Prospectus include the underlying fund. Each of these Funds may stop investing in its corresponding underlying fund at any time, and will do so if the Fund's Trustees believe that to be in the shareholders' best interests. The Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds invest in the same underlying mutual funds as Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves. These other funds may have lower expenses, and correspondingly higher performance, than Cash Reserves, U.S. Treasury Reserves, or Tax Free Reserves, respectively. California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves may also invest in one or more other mutual funds or pooled investment vehicles in the future.

DISCLOSURE OF PORTFOLIO HOLDINGS. A description of each Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 fiscal years with respect to Class N shares. Certain information reflects financial results for a single Class N share. The total returns in the table represent the rate that an investor would have earned on an investment in Class N shares of the applicable Fund
(assuming reinvestment of all dividends and distributions). The information for Citi Cash Reserves has been audited by
PricewaterhouseCoopers LLP, and the information for the remaining Funds (with respect to the fiscal years ended August 31, 2001,
2002, 2003 and 2004) has been audited by KPMG LLP, whose reports, along with the Funds' financial statements and financial highlights, are included in the annual reports, which are available upon request. The information in the following tables for each of the Funds other than Citi Cash Reserves for the fiscal year ended August 31, 2000 has been audited by other independent auditors.

CITI CASH RESERVES - CLASS N

                                                                                       CLASS N
                                                                               YEARS ENDED AUGUST 31,
                                                  ------------------------------------------------------------------------------
                                                           2004             2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF YEAR                    $1.00000         $1.00000        $1.00000        $1.00000        $1.00000
 Net investment income                                  0.00485(+)       0.00778         0.01737         0.04958         0.05353
 Distributions from net investment income              (0.00485)(+)     (0.00778)       (0.01737)       (0.04958)       (0.05353)
--------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, END OF YEAR                          $1.00000         $1.00000        $1.00000        $1.00000        $1.00000
--------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net Assets, End of Year (000's omitted)             $1,758,344       $1,999,264      $2,402,802      $2,720,080      $2,553,409
 RATIOS TO AVERAGE NET ASSETS:
 Expenses+#                                                0.70%            0.70%           0.70%           0.70%           0.70%
 Net investment income+                                    0.48%            0.80%           1.75%           4.93%           5.35%
 TOTAL RETURN                                              0.49%            0.79%           1.75%           5.07%           5.49%

Note: If the Manager of the Fund and the Manager of Liquid Reserves Portfolio (formerly Cash Reserves Portfolio) had not voluntarily waived all or a portion of their fees during the years indicated, the net investment income per share and the ratios would have been as follows:

 Net Investment Income Per Share                     $  0.00321(+)      $0.00609        $0.01535        $0.04722        $0.05112
 RATIOS TO AVERAGE NET ASSETS:
  Expenses+                                                0.85%            0.85%           0.88%           0.95%           0.93%
  Net investment income+                                   0.33%            0.65%           1.57%           4.68%           5.11%
-----------------------------------------------------------------------------------------------------------------------------------

  + Includes the Fund's share of Liquid Reserves Portfolio's (formerly Cash Reserves Portfolio) allocated expenses.
(+) Includes $0.00008 of short-term capital gains.
  # The ratio of expenses to average net assets will not exceed 0.70% as a result of a voluntary expense limitation, which may be terminated at any time.


CITI U.S. TREASURY RESERVES - CLASS N

                                                                                       CLASS N
                                                                                YEAR ENDED AUGUST 31,
                                                  ------------------------------------------------------------------------------
                                                           2004             2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF YEAR                    $1.00000         $1.00000        $1.00000        $1.00000        $1.00000
 Net investment income and net realized gain            0.00321          0.00624         0.01438         0.04529         0.04797
 Distributions from net investment income and
  net realized gain                                    (0.00321)        (0.00624)       (0.01438)       (0.04529)       (0.04797)
--------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, END OF YEAR                          $1.00000         $1.00000        $1.00000        $1.00000        $1.00000
--------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net Assets, End of Year (000's omitted)               $333,082         $311,557        $396,382        $348,313        $288,447
 RATIOS TO AVERAGE NET ASSETS:
 Expenses+#                                                0.70%            0.68%           0.70%           0.70%           0.70%
 Net investment income+                                    0.31%            0.64%           1.41%           4.50%           4.76%
 TOTAL RETURN                                              0.32%            0.63%           1.45%           4.62%           4.90%

Note: If the Fund's Manager and Manager of U.S. Treasury Reserves Portfolio had not voluntarily waived all or a portion of their fees from the Fund, net investment income per share and the ratios would have been as follows:

 Net Investment Income Per Share                     $  0.00140         $0.00379        $0.01192        $0.04237        $0.04523
 RATIOS TO AVERAGE NET ASSETS:
  Expenses+                                                0.91%            0.90%           0.92%           1.01%           0.97%
  Net investment income+                                   0.10%            0.42%           1.19%           4.19%           4.49%
-----------------------------------------------------------------------------------------------------------------------------------

+ Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.
# The ratio of expenses to average net assets will not exceed 0.70% as a result of a voluntary expense limitation, which may be terminated at any time.


CITI TAX FREE RESERVES - CLASS N
                                                                                       CLASS N
                                                                                YEAR ENDED AUGUST 31,
                                                  ------------------------------------------------------------------------------
                                                           2004             2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF YEAR                    $1.00000         $1.00000        $1.00000        $1.00000        $1.00000
 Net investment income and net realized gain            0.00408          0.00665         0.01207         0.03010         0.03279
 Distributions from net investment income and
  net realized gain                                    (0.00408)        (0.00665)       (0.01207)       (0.03010)       (0.03279)
--------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, END OF YEAR                          $1.00000         $1.00000        $1.00000        $1.00000        $1.00000
--------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net Assets, End of Year (000's omitted)               $463,815         $533,983        $551,344        $517,969        $497,567
 RATIOS TO AVERAGE NET ASSETS:
 Expenses+#                                                0.65%            0.65%           0.65%           0.65%           0.65%
 Net investment income+                                    0.41%            0.65%           1.19%           3.00%           3.27%
 TOTAL RETURN                                              0.41%            0.67%           1.21%           3.05%           3.33%

Note: If the Fund's Manager and Manager of Tax Free Reserves Portfolio had not voluntarily waived all or a portion of their fees from the Fund, net investment income per share and the ratios would have been as follows:

 Net Investment Income Per Share                     $  0.00208         $0.00472        $0.00989        $0.02678        $0.03015
 RATIOS TO AVERAGE NET ASSETS:
  Expenses+                                                0.84%            0.84%           0.86%           0.97%           0.91%
  Net investment income+                                   0.22%            0.46%           0.98%           2.68%           3.01%
---------------------------------------------------------------------------------------------------------------------------------

+ Includes the Fund's share of Tax Free Reserves Portfolio's allocated expenses.
# The ratio of expenses to average net assets will not exceed 0.65% as a result of a voluntary expense limitation, which may be terminated at any time.


CITI CALIFORNIA TAX FREE RESERVES - CLASS N

                                                                                       CLASS N
                                                                                YEAR ENDED AUGUST 31,
                                                  ------------------------------------------------------------------------------
                                                           2004             2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF YEAR                    $1.00000         $1.00000        $1.00000        $1.00000        $1.00000
 Net investment income and net realized gain            0.00411          0.00618         0.01046         0.02588         0.02907
 Distributions from net investment income and
  net realized gain                                    (0.00411)        (0.00618)       (0.01046)       (0.02588)       (0.02907)
--------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, END OF YEAR                          $1.00000         $1.00000        $1.00000        $1.00000        $1.00000
--------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net Assets, End of Year (000's omitted)               $254,035         $290,733        $294,947        $300,601        $313,292
 RATIOS TO AVERAGE NET ASSETS:
 Expenses#                                                 0.65%            0.65%           0.65%           0.65%           0.65%
 Expenses net of fees paid indirectly                      0.65%            0.65%           0.65%           0.65%           0.65%
 Net investment income                                     0.38%            0.59%           1.04%           2.57%           2.90%
 TOTAL RETURN                                              0.41%            0.62%           1.05%           2.62%           2.95%

Note: If the Fund's Manager had not voluntarily waived all or a portion of its fees from the Fund and the expenses were not reduced for fees paid indirectly, the net investment income per share and ratios would have been as follows:

 Net Investment Income Per Share                     $  0.00256         $0.00482        $0.00861        $0.02295        $0.02680
 RATIOS TO AVERAGE NET ASSETS:
  Expenses                                                 0.80%            0.78%           0.82%           0.92%           0.88%
  Net investment income                                    0.23%            0.46%           0.87%           2.30%           2.67%
--------------------------------------------------------------------------------------------------------------------------------

# The ratio of expenses to average net assets will not exceed 0.65% as a result of a voluntary expense limitation, which may be terminated at any time.

CITI CONNECTICUT TAX FREE RESERVES - CLASS N

                                                                                       CLASS N
                                                                                YEAR ENDED AUGUST 31,
                                                  ------------------------------------------------------------------------------
                                                           2004             2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF YEAR                    $1.00000         $1.00000        $1.00000        $1.00000        $1.00000
 Net investment income and net realized gain
  (loss)                                                0.00366          0.00545         0.01092         0.02724         0.03052
 Distributions from net investment income and
  net realized gain                                    (0.00366)        (0.00545)       (0.01092)       (0.02724)       (0.03052)
--------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, END OF YEAR                          $1.00000         $1.00000        $1.00000        $1.00000        $1.00000
--------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net Assets, End of Year (000's omitted)               $139,922         $140,809        $167,541        $229,924        $208,401
 RATIOS TO AVERAGE NET ASSETS:
 Expenses#                                                 0.65%            0.65%           0.65%           0.65%           0.65%
 Expenses after fees paid indirectly                       0.65%            0.65%           0.65%           0.65%           0.65%
 Net investment income                                     0.35%            0.55%           1.10%           2.70%           3.08%
 TOTAL RETURN                                              0.37%            0.55%           1.10%           2.76%           3.10%

Note: If the Fund's Manager and Distributor had not voluntarily waived all or a portion of their fees from the Fund and the expenses were not reduced for fees paid indirectly, the net investment income per share and the ratios would have been as follows:

 Net Investment Income Per Share                     $  0.00190         $0.00421        $0.00881        $0.02453        $0.02819
 RATIOS TO AVERAGE NET ASSETS:
  Expenses                                                 0.81%            0.76%           0.83%           0.92%           0.93%
  Net investment income                                    0.19%            0.44%           0.92%           2.43%           2.80%
--------------------------------------------------------------------------------------------------------------------------------

# The ratio of expenses to average net assets will not exceed 0.65% as a result of a voluntary expense limitation, which may be terminated at any time.

CITI NEW YORK TAX FREE RESERVES - CLASS N

                                                                                       CLASS N
                                                                                YEAR ENDED AUGUST 31,
                                                  ------------------------------------------------------------------------------
                                                           2004             2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF YEAR                    $1.00000         $1.00000        $1.00000        $1.00000        $1.00000
 Net investment income and net realized gain            0.00423          0.00627         0.01080         0.02905         0.03156
 Distributions from net investment income and
  net realized gain                                    (0.00423)        (0.00627)       (0.01080)       (0.02905)       (0.03156)
--------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, END OF YEAR                          $1.00000         $1.00000        $1.00000        $1.00000        $1.00000
--------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net Assets, End of Year (000's omitted)             $1,064,052       $1,184,557      $1,340,677      $1,397,782      $1,267,712
 RATIOS TO AVERAGE NET ASSETS:
 Expenses#                                                 0.65%            0.65%           0.65%           0.65%           0.65%
 Expenses after fees paid indirectly                       0.65%            0.65%           0.65%           0.65%           0.65%
 Net investment income                                     0.38%            0.63%           1.08%           2.88%           3.16%
 TOTAL RETURN                                              0.42%            0.63%           1.09%           2.94%           3.20%

Note: If the Fund's Manager and Distributor had not voluntarily waived all or a portion of their fees from the Fund and the expenses were not reduced for fees paid indirectly, the net investment income per share and the ratios would have been as follows:

 Net Investment Income Per Share                     $  0.00324         $0.00516        $0.00959        $0.02707        $0.02963
 RATIOS TO AVERAGE NET ASSETS:
  Expenses                                                 0.74%            0.75%           0.77%           0.85%           0.84%
  Net investment income                                    0.29%            0.53%           0.96%           2.68%           2.97%
--------------------------------------------------------------------------------------------------------------------------------

# The ratio of expenses to average net assets will not exceed 0.65% as a result of a voluntary expense limitation, which may be discontinued at any time.

The Statement of Additional Information (SAI) provides more details about the Funds and their policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.


Additional information about each Fund's investments is available in that Fund's Annual and Semi-Annual Reports to Shareholders. In each Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected that Fund's performance.

To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call 1-800-331-1792, toll-free.

The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at: (202) 942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

SEC File Number                                                       811-4052
                                                                       FD02403

                                   PROSPECTUS
                                   ----------

                              --------------------
                                  SMITH BARNEY
                                   CONNECTICUT
                                  MONEY MARKET
                                   PORTFOLIO
                              CLASS A AND Y SHARES
                              --------------------


each a class of
Citi(SM) Connecticut Tax Free Reserves
December 31, 2004


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.


                              [logo] Smith Barney
                                     Mutual Funds
                Your Serious Money. Professionally Managed.(R)


   --------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
   --------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

Investments, risks and performance ....................................      2
More on the fund's investments ........................................      9
Management ............................................................     13

Choosing a class of shares to buy .....................................     16
Letter of intent: Class Y shares ......................................     16
Deferred sales charges ................................................     17
Buying shares .........................................................     18
Exchanging shares .....................................................     19
Redeeming shares ......................................................     20
Other things to know about share transactions .........................     22
Dividends, distributions and taxes ....................................     24
Share price ...........................................................     26
Financial highlights ..................................................     27


YOU SHOULD KNOW: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

--------------------------------------------------------------------------------
INVESTMENTS, RISKS AND PERFORMANCE
--------------------------------------------------------------------------------

The fund described in this prospectus is a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The fund tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

The fund invests primarily in high quality municipal securities and most of the dividends it pays are exempt from federal and Connecticut personal income taxes. The fund is a non-diversified mutual fund and has more risk than more broadly diversified money market funds.

This summary briefly describes Smith Barney Connecticut Money Market Portfolio - Class A shares and Smith Barney Connecticut Money Market Portfolio - Class Y shares, and the principal risks of investing in the fund. For more information, see MORE ON THE FUND'S INVESTMENTS on page 9.

INVESTMENT OBJECTIVE

The fund's goals are to provide its shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the fund will achieve its goals.

PRINCIPAL INVESTMENT STRATEGIES

KEY INVESTMENTS
[ ] The fund invests primarily in high quality municipal obligations and in participation or other interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is generally lower than the interest paid on taxable securities.

[ ] Under normal market conditions, the fund invests at least 80% of its assets in municipal obligations and interests in municipal obligations that pay interest that is exempt from both federal and Connecticut personal income taxes. These may include obligations of Puerto Rico and other U.S. territories.

[ ] Subject to this 80% policy, the fund may purchase municipal obligations whose interest is subject to Connecticut personal income taxes and/or the federal alternative minimum tax and other high quality securities that pay interest that is subject to state and federal income taxes.

[ ] The fund may invest more than 25% of its assets in participation interests in municipal obligations that are issued by banks and/or backed by bank obligations.

SELECTION PROCESS Managers of mutual funds use different styles when selecting securities to purchase. The manager:


[ ] Uses a "top-down" approach when selecting securities for the fund. When using a "top- down" approach, the manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates.

[ ] Selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market on the basis of those factors and conditions.

[ ] Looks at individual issuers within those sectors or industries to select securities for the investment portfolio.

Since the fund maintains a weighted average maturity of no more than 90 days, many of its investments are held until maturity. The manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The manager may also sell a security if the manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of the fund's portfolio (for example, to reflect changes in the manager's expectations concerning interest rates), or when the manager believes there is superior value in other market sectors or industries.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investing in a mutual fund involves risk. The principal risks of investing in the fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the fund from achieving its goals; these other factors are not described here. More information about risks appears in the fund's Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. Please remember that an investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


[ ] The fund invests in short-term money market instruments. As a result, the amount of income paid to you by the fund will go up or down depending on day-to-day variations in short- term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the fund's expenses could absorb all or a significant portion of the fund's income.

[ ] The fund invests in high quality debt securities, meaning securities that are rated, when the fund buys them, in one of the two highest short-term rating categories by nationally recognized rating agencies or, if unrated, in the manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the fund. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. A default on an investment held by the fund could cause the value of your investment in the fund, or its yield, to decline.

[ ] A major change in interest rates or a significant decline in the market value of a fund investment, or other market event, could cause the value of your investment in the fund, or its yield, to decline.


[ ] The fund is a non-diversified mutual fund that invests a large portion of its assets in Connecticut issuers and that may invest 25% or more of its assets in securities of issuers that derive income from similar types of projects or that are otherwise related. As a result, many securities held by the fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the risk inherent in these policies when you compare the fund with a more diversified mutual fund.

[ ] Because the fund invests a high percentage of its assets in municipal obligations of issuers located in Connecticut, the fund is more exposed to events that adversely affect issuers in Connecticut. Issuers of Connecticut municipal obligations may be adversely affected by a downturn in Connecticut's economy. Connecticut's economy tends to have concentrations in the insurance and defense industries, and therefore the fund may be more exposed to events affecting these industries than funds with more geographically diverse investments. As a result, this fund has more risk than a money market fund that invests in municipal obligations of issuers in many states. You should be aware that Connecticut has been experiencing shortfalls in personal income tax collections which resulted in budget deficits. While recent increases in personal income tax rates and collections may lead to higher state revenues, the budget deficits may continue or recur. Continuing or worsening economic conditions could cause the fund to lose money. If the fund has difficulty finding high quality Connecticut municipal obligations to purchase, the amount of the fund's income that is subject to Connecticut taxes could increase.


[ ] The fund may concentrate in participation interests in municipal obligations that are issued by banks and/or backed by bank obligations. This means that an investment in the fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

WHO MAY WANT TO INVEST You should keep in mind that an investment in a money market fund is not a complete investment program. The fund may be an appropriate investment if you:


[ ] Are seeking tax-exempt income from your investment.*

[ ] Are seeking current income and a stabilized share price.

[ ] Want to be able to convert your investment to cash quickly with reduced risk to principal.

[ ] Have income that is subject to Connecticut personal income taxes.

Do not invest in the fund if you:


[ ] Don't need your income to be tax-exempt, or you're investing through a tax-deferred vehicle -- such as an IRA account.

[ ] Are seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.

* Some income may be subject to tax. Consult your personal tax adviser.

PERFORMANCE INFORMATION


The following shows summary performance information for the fund in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the fund by showing changes in its performance from year to year and by showing how the fund's average annual returns compare with the returns of the iMoneyNet Connecticut Tax Free Money Market Funds Average index.

The fund has authorized three classes of shares. Only Class A and Class Y shares are offered by this prospectus. You should note that the performance of classes will vary, depending on the expense level of that class.

The fund's past performance is not necessarily an indication of how the fund will perform in the future.


--------------------------------------------------------------------------------
                       TOTAL RETURN FOR CLASS A SHARES
--------------------------------------------------------------------------------

                              2002           0.87%
                              2003           0.41%

HIGHEST AND LOWEST QUARTER RETURNS:

(for periods shown in the bar chart)


Highest: 0.24% in 2nd quarter 2002
Lowest: 0.07% in 3rd quarter 2003
Year-to-date through 09/30/04: 0.32%

RISK RETURN TABLE

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS
                         (FOR PERIODS ENDED 12/31/03)
--------------------------------------------------------------------------------


                                                  SINCE           INCEPTION
                                   1 YEAR       INCEPTION           DATE


CLASS A                            0.41%          0.83%            7/3/01

CLASS Y                             n/a            n/a             12/3/03

iMoney Net Connecticut Tax Free
Money Market Funds Average         0.77%           (1)               N/A


(1) Information regarding performance for this period is not available.


FEE TABLE


This table describes the fees and expenses that you may pay if you invest in Class A and Class Y shares.

--------------------------------------------------------------------------------
                               SHAREHOLDER FEES
--------------------------------------------------------------------------------
(FEES PAID DIRECTLY FROM
YOUR INVESTMENT)                                          CLASS A    CLASS Y

Maximum sales charge (load) imposed on purchases
(as a % of offering price)                                 None       None

Maximum deferred sales charge (load)
(as a % of the lower of net asset value at purchase or
redemption)                                                None(1)    None

--------------------------------------------------------------------------------
                        ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
(EXPENSES DEDUCTED FROM
FUND ASSETS)

Management fee                                             0.45%      0.45%
Distribution (12b-1) fees (includes service fees)          0.10%      None


Other expenses                                             0.11%      0.11%
Total annual fund operating expenses*                      0.66%      0.56%


    * Because  of  voluntary  waivers and/or reimbursements,
     actual   total  annual  fund  operating  expenses  are
     expected to be:                                         0.65%     0.55%

     These voluntary fee waivers and reimbursements may be reduced or terminated at any time.

(1) Class A shares acquired through an exchange of shares of another Smith Barney Mutual Fund which were originally acquired subject to a deferred sales charge remain subject to the original fund's deferred sales charge.


EXAMPLE


This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:


[]  You invest $10,000 in the fund for the period shown

[]  Your investment has a 5% return each year

[]  You reinvest all distributions and dividends

[] The fund's operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

[]  Redemption of your shares at the end of the period

--------------------------------------------------------------------------------
                     NUMBER OF YEARS YOU OWN YOUR SHARES
--------------------------------------------------------------------------------

                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS


Class A                                   $67      $211      $368      $822
Class Y                                   $57      $179      $313      $701

--------------------------------------------------------------------------------
MORE ON THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------


The fund's goals, principal investments and risks are summarized in INVESTMENTS, RISKS AND PERFORMANCE. More information on investments and investment strategies and disclosure of portfolio holdings appears below.


The fund's principal investment strategies are the strategies that, in the opinion of the manager, are most likely to be important in trying to achieve the fund's investment goals. Of course, there can be no assurance that the fund will achieve its goals. Please note that the fund may also use strategies and invest in securities that are described in the Statement of Additional Information. The fund may not use all of the strategies and techniques or invest in all of the types of securities described in this prospectus or in the Statement of Additional Information.

The fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. The fund also complies with industry regulations that apply to money market funds. These regulations require that the fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of the fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, all of the fund's investments must be in U.S. dollar-denominated high quality securities which have been determined by the manager to present minimal credit risks. To be high quality, a security (or its issuer) must be rated in one of the two highest short-term rating categories by nationally recognized rating agencies, such as Moody's or Standard & Poor's, or, if unrated, in the manager's opinion be of comparable quality. Investors should note that within these two rating categories there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after the fund buys it, the manager will decide whether the security should be held or sold.


MONEY MARKET INSTRUMENTS Money market instruments are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government, or state or local governments. Money market instruments generally have maturity dates of 13 months or less. Money market instruments may include certificates of deposit, bankers' acceptances, variable rate demand notes (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), fixed-term obligations, commercial paper (short-term unsecured debt), asset-backed securities (which are backed by pools of accounts receivables such as car installment loans or credit card receivables) and repurchase agreements. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed-upon interest rate.


Money market instruments in which the fund may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.

CONNECTICUT MUNICIPAL SECURITIES The fund invests primarily in high quality municipal obligations, including municipal money market instruments, and in participation or other interests in municipal obligations.

Under normal market conditions, the fund invests at least 80% of its assets in municipal obligations and participation or other interests in municipal obligations that pay interest that is exempt from both federal income tax, including the federal alternative minimum tax, and Connecticut personal income taxes. This policy may not be changed without a shareholder vote.

Subject to this 80% policy, the fund may invest in municipal obligations that are subject to these state taxes or that are subject to the federal alternative minimum tax. This would cause the amount of the fund's income that is subject to tax to increase.

Municipal obligations are fixed and variable rate obligations issued by or on behalf of states and municipal governments, Puerto Rico and other U.S. territories, and their authorities, agencies, instrumentalities and political subdivisions, and by other qualifying issuers. The interest on these obligations is exempt from federal income tax, but is generally lower than the interest paid on taxable securities.

Longer term municipal obligations (municipal bonds) generally are issued to raise funds for construction or to retire previous debt. Short-term obligations (municipal notes or commercial paper) may be issued to finance short-term cash needs in anticipation of receipt of tax and other revenues.

Municipal obligations bought by the fund must be rated in the highest two rating categories of nationally recognized rating agencies or, if unrated, be determined by the manager to be of comparable quality.

The fund invests in both "general obligation" securities, which are backed by the full faith, credit and taxing power of the issuer, and in "revenue" securities, which are payable only from revenues from a specific project or another revenue source. The fund also invests in private activity bonds, which fund privately operated industrial facilities. Payment on these bonds generally is made from payments by the operators of the facilities and is not backed by the taxing authority of the issuing municipality. The fund invests in municipal lease obligations, which are undivided interests issued by a state or municipality in a lease or installment purchase which generally relates to equipment or facilities. In some cases payments under municipal leases do not have to be made unless money is specifically approved for that purpose by an appropriate legislative body.

The fund may purchase municipal obligations under arrangements (called stand- by commitments) where they can sell the securities at an agreed-upon price and date under certain circumstances. The fund can also purchase securities under arrangements (called when-issued or forward-delivery basis) where the securities will not be delivered immediately. The fund will set aside the assets to pay for these securities at the time of the agreement.

The fund may concentrate in participation interests in municipal obligations issued by banks and/or backed by bank obligations. This means that the fund may invest more than 25% of its assets in participation interests backed by banks. In a participation interest, the bank sells undivided interests in a municipal obligation it owns. These interests may be supported by a bank letter of credit or guarantee. The interest rate generally is adjusted periodically, and the holder can sell back to the issuer after a specified notice period. If interest rates rise or fall, the rates on participation interests and other variable rate instruments generally will be readjusted.

TAXABLE SECURITIES The fund may also invest in taxable money market instruments, particularly if the after-tax return on those securities is greater than the return on municipal money market instruments. The fund's taxable investments will be comparable in quality to its municipal investments. Under normal circumstances, not more than 20% of the fund's assets are invested in taxable instruments.

DEFENSIVE INVESTING The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in high quality taxable money market instruments. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.


$1.00 NET ASSET VALUE In order to maintain a $1.00 per share net asset value, the fund could reduce the number of its outstanding shares. For example, the fund could do this if there were a default on an investment held by the fund, if expenses were to exceed the fund's income, or if an investment declined significantly in value. If this happened, you would own fewer shares. By investing in the fund, you agree to this reduction should it become necessary.


INVESTMENT STRUCTURE In the future, the fund may invest in securities through one or more mutual funds or pooled investment vehicles rather than investing directly in securities.

Except for its policy with respect to investments in municipal obligations, the fund's investment goals and policies may be changed without a shareholder vote.


DISCLOSURE OF PORTFOLIO HOLDINGS A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's SAI.

--------------------------------------------------------------------------------
MANAGEMENT
--------------------------------------------------------------------------------

MANAGER The fund's investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The manager selects the fund's investments, oversees its operations, and provides administrative services. The manager is an affiliate of Citigroup Inc. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. A team of individuals employed by the manager manages the day-to-day operations of the fund.

Citi Fund Management Inc. was established in 2001 to take over the mutual fund-related investment advisory operations of Citibank, N.A. and, together with Citibank affiliates in New York, London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world.


Citigroup affiliates, including their directors, officers or employees, may have banking and investment banking relationships with the issuers of securities that are held in the fund. However, in making investment decisions for the fund, the manager does not obtain or use material inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. To the extent the fund acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.

MANAGEMENT FEES For the fiscal year ended August 31, 2004, the manager received a fee, after waivers, of 0.4397% of the fund's average daily net assets.

SERVICE PLAN The fund offers three classes of shares, Class N, Class A and Class Y shares. These classes have different expense levels. Only Class A and Class Y shares are offered in this Prospectus. The fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of Class A and Class Y shares.

The fund has adopted a service plan for Class A shares under rule 12b-1 under the Investment Company Act of 1940. The service plan allows the fund to pay a monthly fee not to exceed 0.10% per year of the average daily net assets represented by Class A shares. This service fee may be used to make payments to the distributor and to service agents or others as compensation for the sale of fund shares, and to make payments for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. The distributor is, and the service agents may be, affiliates of the fund's manager. Because fees under the plan are paid out of fund assets, over time these fees will increase the cost of your investment in Class A shares and may cost you more than other types of sales charges.

In addition, the distributor and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.

The payments described above are often referred to as "revenue sharing payments". The recipients of such payments may include the fund's distributor and other affiliates of the manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of a fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

TRANSFER AGENT AND SHAREHOLDER SERVICING AGENT Citicorp Trust Bank, fsb serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Global Fund Services to serve as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain functions including shareholder recordkeeping and accounting services.

RECENT DEVELOPMENTS In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (SEC) has notified Citigroup Asset Management (CAM), the Citigroup business unit that includes the fund's manager and other investment advisory companies; Citicorp Trust Bank (CTB), an affilate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and the other two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor's business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM's initiation and operation of, and compensation for, the transfer agent business and CAM's retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds. As previously disclosed, CAM has already agreed to pay the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.


--------------------------------------------------------------------------------
CHOOSING A CLASS OF SHARES TO BUY
--------------------------------------------------------------------------------

You may purchase Class A shares which are sold at net asset value with no initial or deferred sales charge. Class A shares are subject to ongoing distribution and service fees.

You may purchase Class Y shares only if you are making an initial investment of at least $15,000,000. Class Y shares are sold at net asset value.

You may buy shares from a broker-dealer, financial intermediary, financial institution or a distributor's financial consultants (each called a "Service Agent").

INVESTMENT MINIMUMS Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

--------------------------------------------------------------------------------
                                               INITIAL           ADDITIONAL
--------------------------------------------------------------------------------
                                        CLASS A      CLASS Y     ALL CLASSES

General                                 $1,000     $15 million       $50


Smith Barney Sweep Features            variable        n/a        variable


Uniform Gifts or Transfers to
Minor Accounts                          $  250     $15 million       $50

--------------------------------------------------------------------------------
LETTER OF INTENT: CLASS Y SHARES
--------------------------------------------------------------------------------

You may buy Class Y shares of the fund at net asset value with no initial sales charge. To purchase Class Y shares, you must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

--------------------------------------------------------------------------------
DEFERRED SALES CHARGES
--------------------------------------------------------------------------------

CLASS A SHARES

If Class A shares of the fund are acquired by exchange from another Smith Barney fund subject to a deferred sales charge, the original deferred sales charge will apply to these shares. Therefore, if you redeem these shares within 12 months of the date you purchased shares of the original fund, the fund's shares may be subject to a deferred sales charge of 1.00%.

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation.

You do not pay a deferred sales charge on:


[ ] Shares exchanged for shares of another Smith Barney fund


[ ] Shares that represent reinvested distributions and dividends

[ ] Shares that are no longer subject to the deferred sales charge

Each time you place a request to redeem shares that were acquired by exchange from another Smith Barney fund subject to a deferred sales charge, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then redeem the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The Smith Barney funds' distributor receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.


DEFERRED SALES CHARGE WAIVERS


The deferred sales charge for Class A shares will generally be waived:


[ ] For involuntary redemptions of small account balances


[ ] For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the Statement of Additional Information ("SAI").

--------------------------------------------------------------------------------
BUYING SHARES
--------------------------------------------------------------------------------

THROUGH A SERVICE AGENT   You should contact your Service Agent to open a
                          brokerage account and make arrangements to buy shares.

                          If you do not provide the following information, your order will be rejected
                          [ ] Specific fund being bought
                          [ ] Class of shares being bought
                          [ ] Dollar amount or number of shares being bought

                          Your Service Agent may charge an annual account maintenance fee.
--------------------------------------------------------------------------------

THROUGH THE FUND          Qualified retirement plans and certain other investors
                          who are clients of certain Service Agents are eligible to buy shares directly from the fund.

                          [ ] Write the fund at the following address:
                              SMITH BARNEY CONNECTICUT MONEY MARKET PORTFOLIO (SPECIFY CLASS OF SHARES)
                              c/o PFPC INC.
                              P.O. BOX 9699
                              PROVIDENCE, RI 02940-9699
                          [ ] Enclose a check to pay for the shares. For initial
                              purchases, complete and send an account
                              application.
                          [ ] For more information, please call Smith Barney
                              Shareholder Services at 1-800-451-2010.

                          For more information, contact your Service Agent or the transfer agent or consult the SAI.

--------------------------------------------------------------------------------
EXCHANGING SHARES
--------------------------------------------------------------------------------

  SMITH BARNEY OFFERS A   You should contact your Service Agent to exchange
  DISTINCTIVE FAMILY OF   into other Smith Barney mutual funds. Be sure to read
 FUNDS TAILORED TO HELP   the prospectus of the Smith Barney fund into which
 MEET THE VARYING NEEDS   you are exchanging.
OF BOTH LARGE AND SMALL   [ ] You may exchange shares only for shares of the
              INVESTORS       same class of another Smith Barney mutual fund.
                              Not all Smith Barney funds offer all classes.
                          [ ] Not all Smith Barney funds may be offered in your
                              state of residence. Contact your Service Agent or
                              the transfer agent for further information.
                          [ ] Exchanges of Class A shares are subject to minimum
                              investment requirements and all shares are subject
                              to the other requirements of the fund into which
                              exchanges are made.
                          [ ] If you hold share certificates, the sub-transfer
                              agent must receive the certificates endorsed for
                              transfer or with signed stock powers (documents
                              transferring ownership of certificates) before the
                              exchange is effective.
--------------------------------------------------------------------------------

          SALES CHARGES   Your shares may be subject to an initial sales
                          charge at the time of the exchange. For more information, contact your Service Agent or the transfer agent.

                          Your deferred sales charge (if any) will continue to be measured from the date of your original purchase of another fund's shares subject to a deferred sales charge.
--------------------------------------------------------------------------------

           BY TELEPHONE   If you do not have a brokerage account with a
                          Service Agent, you may be eligible to exchange shares through the fund. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New
                          York Stock Exchange is open, by calling Smith Barney
                          Shareholder Services at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                          You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------

                BY MAIL If you do not have a brokerage account, contact your Service Agent or write to the sub-transfer agent at the address on the following page.

--------------------------------------------------------------------------------
REDEEMING SHARES
--------------------------------------------------------------------------------

              GENERALLY   Contact your Service Agent to redeem shares of the
                          fund.

                          If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                          If the shares are held by a fiduciary or corporation, other documents may be required.

                          Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                          If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------

                BY MAIL For accounts held directly at the fund, send written requests to the fund at the following address:
                             SMITH BARNEY CONNECTICUT MONEY MARKET
                             PORTFOLIO
                             (SPECIFY CLASS OF SHARES)
                             c/o PFPC GLOBAL FUND
                             SERVICES
                             P.O. BOX 9699
                             PROVIDENCE, RI 02940-9699

                          Your written request must provide the following:

                          [ ] The name of the fund and account number
                          [ ] The class of shares and the dollar amount or
                              number of shares to be redeemed
                          [ ] Signatures of each owner exactly as the account is
                              registered
--------------------------------------------------------------------------------


           BY TELEPHONE   If you do not have a brokerage account with a
                          Service Agent, you may be eligible to redeem shares in amounts up to $10,000 per day through the fund. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock
                          Exchange is open, by calling Smith Barney Shareholder
                          Services at 1-800-451-2010 between 9:00 a.m. and 4:00
                          p.m. (Eastern time). Requests received after 12:00 p.m. (Eastern time) are priced at the net asset value next determined.


                          Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other documents. The sub-transfer agent may charge a fee on wire transfers.

                          For more information, contact your Service Agent or consult the SAI.

--------------------------------------------------------------------------------
OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS
--------------------------------------------------------------------------------

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:


[ ] Name of the fund

[ ] Account number

[ ] Class of shares being bought, exchanged or redeemed

[ ] Dollar amount or number of shares being bought, exchanged or redeemed

[ ] Signature of each owner exactly as the account is registered

Purchases of fund shares become effective when the fund receives, or converts your purchase amount into, immediately available funds, which ordinarily will be the next business day after your trade date. The transfer agent will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine including recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund, the transfer agent, nor the sub-transfer agent will bear any liability for such transactions.

SIGNATURE GUARANTEES To be in good order, your redemption request must include a signature guarantee if you:


[ ] Are redeeming over $10,000

[ ] Are sending signed share certificates or stock powers to the sub-transfer agent

[ ] Instruct the sub-transfer agent to mail the check to an address different from the one on your account

[ ] Changed your account registration

[ ] Want the check paid to someone other than the account owner(s)

[ ] Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:


[ ] Suspend the offering of shares

[ ] Waive or change minimum and additional investment amounts

[ ] Reject any purchase or exchange order

[ ] Change, revoke or suspend the exchange privilege

[ ] Suspend telephone transactions

[ ] Suspend or postpone redemptions of shares on any day when trading on the New
    York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

[ ] Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.


SMALL ACCOUNT BALANCES/MANDATORY REDEMPTIONS If at any time the aggregate net asset value of the fund shares in your account is less than $500, the fund reserves the right to ask you to bring your account up to the applicable minimum investment amount as determined by your Service Agent. In such case you shall be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60 day period, the fund may close your account and send you the redemption proceeds. In the event your account is closed due to a failure to increase your balance to the minimum required amount, you will not be eligible to have your account subsequently reinstated without imposition of any sales charges that may apply to your new purchase.

A fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information, contact your Service Agent or the transfer agent or consult the SAI.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES Money market funds are often used by investors for short term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason the Board of Trustees of the fund has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares. The Board also believes that money market funds, such as the fund, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short term disparity between the fund's yield and current market yields, which could have the effect of reducing the fund's yield. In addition, frequent purchases and redemptions of the fund's shares could increase the fund's portfolio transaction costs and may interfere with the efficient management of the portfolio by the manager, which could detract from the fund's performance.

The Boards of the various Smith Barney non-money market funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds and that may apply to exchanges from or into the Fund. If you plan to exchange your money market shares for shares of another Smith Barney fund, please read the prospectus of that other Smith Barney mutual fund.

RECORD OWNERSHIP If you hold your shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that the fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts.

--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------


DIVIDENDS Each business day when the fund determines its NAV, it calculates the fund's net income and declares dividends for all shareholders of record. Shares begin to accrue dividends on the day your purchase order becomes effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month, on or before the last business day of the month. You will receive your dividends as full and fractional additional fund shares. Alternatively, you can instruct your Service Agent or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the Service Agent, transfer agent or sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

TAXES This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

The fund expects that most of its net income will be attributable to interest on municipal obligations and as a result, most of the fund's dividends to you will not be subject to federal income tax. However, the fund may invest from time to time in taxable securities, and certain fund dividends may affect the computation of the federal alternative minimum tax. It is also possible, but not intended, that the fund may realize short-term or long-term capital gains or losses. Any distributions from interest earned by the fund on taxable securities or from short-term capital gains will generally be taxable to you as ordinary income; distributions from net capital gains (i.e., the excess of net long-term capital gain over net short-term capital loss) ordinarily will be taxable to you as long-term capital gains. The fund does not expect any distributions to be treated as "qualified dividend income," which is taxed at reduced rates. Such distributions will be taxable whether you take distributions in cash or reinvest them in additional shares.

Fund dividends which the fund designates as exempt interest dividends are taken into account in determining the amount of your social security and railroad retirement benefits, if any, that may be subject to federal income tax. In addition, you may not claim a deduction for interest on indebtedness you incurred or continued for the purpose of owning fund shares. Shareholders who are, or who are related to, "substantial users" of facilities financed by private activity bonds should consult their tax advisers before buying fund shares.


STATE AND LOCAL TAXES Generally, you will have to pay state or local taxes on fund dividends and other distributions. Except as noted below, fund dividends that are not taxable to you for federal income tax purposes may still be subject to tax under the income or other tax laws of state or local taxing authorities. You should consult your own tax adviser in this regard.


The fund expects that shareholders will not be subject to the Connecticut personal income tax on exempt-interest dividends received from the fund to the extent that those distributions are derived from interest on Connecticut municipal obligations. Capital-gain dividends derived from Connecticut municipal obligations (other than obligations of U.S. territories or possessions and their political subdivisions) are also free from this tax. Distributions by the fund derived from interest income, other than interest on Connecticut municipal obligations, that are treated as a preference item for federal income tax purposes may be subject to the net Connecticut minimum tax in the case of any shareholder subject to Connecticut personal income taxes and required to pay the federal alternative minimum tax.


FOREIGN SHAREHOLDERS The fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. The fund will not withhold with respect to dividends designated as interest-related dividends or short- term capital gain dividends. The fund anticipates that substantially all distributions will be designated as interest-related dividends. Distributions received from the fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

BACKUP WITHHOLDING The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. The fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations. The backup withholding rate is scheduled to be 28% during 2005. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the U.S.


TAXATION OF TRANSACTIONS If you sell your shares of the fund, or exchange them for shares of another fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

--------------------------------------------------------------------------------
SHARE PRICE
--------------------------------------------------------------------------------

You may buy, exchange or redeem shares at their net asset value next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done at 12:00 noon, Eastern time. The Exchange is closed on certain holidays listed in the SAI.

The fund uses the amortized cost method to value its portfolio securities. Using this method, the fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund. The fund intends to use its best efforts to continue to maintain a constant net asset value of $1.00.

FORM OF PURCHASE PAYMENT          PURCHASE IS EFFECTIVE AND DIVIDENDS BEGIN

[ ] PAYMENT IN FEDERAL FUNDS       IF RECEIVED BEFORE        AT 12:00 NOON ON
                                   12:00 NOON:               THAT DAY

[ ] HAVING A SUFFICIENT CASH       IF RECEIVED AFTER         AT 12:00 NOON ON
    BALANCE IN YOUR ACCOUNT        12:00 NOON:               THE NEXT BUSINESS
    WITH A SERVICE AGENT                                     DAY

[ ] OTHER FORMS OF PAYMENT,        AT 12:00 NOON ON
    WITH CONVERSION INTO,          THE  NEXT BUSINESS
    OR ADVANCE OF, FEDERAL         DAY
    FUNDS BY A SERVICE AGENT

[ ] OTHER FORMS OF PAYMENT        AT 12:00 NOON ON THE
    RECEIVED BY THE TRANSFER      NEXT BUSINESS DAY
    AGENT

SERVICE AGENTS MUST PROMPTLY TRANSMIT ALL ORDERS TO BUY, EXCHANGE OR REDEEM SHARES TO THE FUND'S AGENT BEFORE THE AGENT'S CLOSE OF BUSINESS.

---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the period shown with respect to Class A and Class Y shares. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions). The information has been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, are included in the annual report (available upon request).

---------------------------------------------------------------------------------------------------------------------------
                                                          CLASS A SHARES
---------------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED AUGUST 31,             FOR THE PERIOD
                                          ------------------------------------------------------           JULY 3, 2001+ TO
                                                  2004                 2003                 2002            AUGUST 31, 2001
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year            $1.00000             $1.00000             $1.00000                   $1.00000
---------------------------------------------------------------------------------------------------------------------------
 Net investment income and net realized
  gain                                         0.00363              0.00545              0.01088                    0.00301
 Distribution from net investment
  income and net realized gain                (0.00363)            (0.00545)            (0.01088)                  (0.00301)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                  $1.00000             $1.00000             $1.00000                   $1.00000
---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year
  (000's omitted)                             $105,705              $73,789              $66,122                    $31,972
 Ratio of expenses to average
  net assets#                                    0.65%                0.65%                0.65%                      0.65%*
 Ratio of expenses to average net
  assets after fees paid indirectly              0.65%                0.65%                0.65%                      0.65%*
 Ratio of net investment income to
  average net assets                             0.36%                0.54%                1.09%                      1.77%*
---------------------------------------------------------------------------------------------------------------------------
Total return                                     0.36%                0.55%                1.09%                      0.30%**
---------------------------------------------------------------------------------------------------------------------------
Note: If the fund's manager and distributor had not voluntarily waived all or a portion of their fees from the fund and the expenses were not reduced for fees paid indirectly, the ratios and net investment income per share would have been as follows:

Net investment income per share               $0.00353             $0.00432             $0.00925                   $0.00030

RATIOS:
 Expenses to average net assets                  0.66%                0.76%                0.83%                      4.37%*
 Net investment income (loss) to
 average net assets                              0.35%                0.43%                0.92%                    (1.95)%*
 * Annualized.
** Not annualized.
 + Commencement of operations.
 # The ratios of expenses to average net assets will not exceed 0.65%, as a result of voluntary expense limitation, which may be terminated at any time.


---------------------------------------------------------------------------------------------------------------------------
                                                          CLASS Y SHARES
---------------------------------------------------------------------------------------------------------------------------

                                                                                                             FOR THE PERIOD
                                                                                                           DECEMBER 3, 2003+
                                                                                                         TO AUGUST 31, 2004
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                                                                 $1.00000
---------------------------------------------------------------------------------------------------------------------------
 Net investment income                                                                                              0.00318
 Distributions from net investment
  income                                                                                                           (0.00348)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                                                                       $1.00000
---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year
  (000's omitted)                                                                                                   $31,521
 RATIO TO AVERAGE NET ASSETS:
 Expenses#                                                                                                            0.55%*
 Expenses after fees paid indirectly                                                                                  0.55%*
 Net investment income                                                                                                0.48%*
---------------------------------------------------------------------------------------------------------------------------
Total return                                                                                                          0.35%**
---------------------------------------------------------------------------------------------------------------------------
Note: If the fund's manager and distributor had not voluntarily waived all or a portion of their fees from the fund and the expenses were not reduced for fees paid indirectly, the net investment income per share and ratios would have been as follows:

Net investment income per share                                                                                    $0.00341

RATIOS TO AVERAGE NET ASSETS:
 Expenses                                                                                                             0.56%*
 Net investment income                                                                                                  47%*
 *  Annualized.
**  Not annualized.
 +  Commencement of operations.
 #  The ratios of expenses to average net assets will not exceed 0.55%, as a result of voluntary expense limitation, which may be terminated at any time.

                     [This Page Intentionally Left Blank]

                     [This Page Intentionally Left Blank]

[logo] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed.(R)

SMITH BARNEY
CONNECTICUT MONEY
MARKET PORTFOLIO

SHAREHOLDER REPORTS Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION
The Statement of Additional Information (SAI) provides more detailed information about the fund and is incorporated by reference into (is legally part of) this Prospectus.


You can make inquiries about the fund or obtain shareholder reports or the Statement of Additional Information (without charge) by contacting your Service Agent, by calling Smith Barney Shareholder Services at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at HTTP://WWW.SEC.GOV. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: PUBLIC-INFO@SEC.GOV, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this Prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

Your Serious Money. Professionally
Managed(R) is a registered service mark of Citigroup Global Markets Inc.


(Citi Connecticut Tax Free Reserves
Investment Company Act file no. 811-4052)
FD 02332  12/04

                                                                  Statement of
                                                        Additional Information
                                                             December 31, 2004


CITI(SM) CASH RESERVES                    CITI(SM) CALIFORNIA TAX FREE RESERVES
CITI(SM) U.S. TREASURY RESERVES           CITI(SM) CONNECTICUT TAX FREE RESERVES
CITI(SM) TAX FREE RESERVES                CITI(SM) NEW YORK TAX FREE RESERVES


    This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectus, dated December 31, 2004 for the Class N shares of Citi Cash Reserves, Citi U.S. Treasury Reserves, Citi Tax Free Reserves, Citi California Tax Free Reserves, Citi Connecticut Tax Free Reserves and Citi New York Tax Free Reserves (the foregoing, collectively, the "Funds"), or the Prospectus dated December 31, 2004 of Smith Barney Connecticut Money Market Portfolio - Class A and Class Y, each a separate class of Citi Connecticut Tax Free Reserves. This Statement of Additional Information should be read in conjunction with the Prospectuses. This Statement of Additional Information incorporates by reference the financial statements described on page 47 hereof. These financial statements can be found in the Funds' Annual Reports to Shareholders. An investor may obtain copies of the Funds' Prospectuses and Annual Reports without charge by calling 1-800-331-1792 toll-free.


    Each Fund is a separate series of CitiFunds(SM) Trust III. The address and telephone number of CitiFunds Trust III (the "Trust") are 125 Broad Street, New York, New York 10004, 1-800-331-1792.


    The Trust invests all of the investable assets of Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves in Liquid Reserves Portfolio (formerly Cash Reserves Portfolio), U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio, respectively (collectively, the "Portfolios"). The address and telephone number of the Portfolios are 125 Broad Street, New York, New York 10004, 1-800-331-1792.


    FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

TABLE OF CONTENTS                                                          PAGE
-----------------                                                          ----
 1. The Funds ........................................................        2
 2. Investment Objectives, Policies and Restrictions .................        3

 3. Determination of Net Asset Value .................................       18
 4. Additional Information on the Purchase and Sale of Shares ........       19
 5. Dealer Commissions and Concessions ...............................       22
 6. Management .......................................................       23
 7. Portfolio Transactions ...........................................       41
 8. Disclosure of Portfolio Holdings .................................       41
 9. Description of Shares, Voting Rights and Liabilities .............       43
10. Certain Additional Tax Matters ...................................       46
11. Independent Registered Public Accounting Firm and Financial
    Statements .......................................................       47
Appendix A -- Ratings of Municipal Obligations .......................      A-1
Appendix B -- Additional Information Concerning California Municipal
              Obligations ............................................      B-1
Appendix C -- Additional Information Concerning Connecticut Municipal
              Obligations ............................................      C-1
Appendix D -- Additional Information Concerning New York Municipal
              Obligations ............................................      D-1
Appendix E -- Additional Information Concerning Obligations of the
              Government of Puerto Rico ..............................      E-1
Appendix F -- Proxy Voting Policies and Procedures ...................      F-1


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                1.  THE FUNDS

    CitiFunds Trust III is an open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on June 28, 1985 and is the successor to the business of The Landmark Funds Cash Reserves, Inc., which was incorporated under the laws of the State of Maryland in 1984. Prior to January 2, 1998, CitiFunds Trust III was called Landmark Funds III.


    Shares of the Trust are divided into six separate series, Citi Cash Reserves, Citi U.S. Treasury Reserves, Citi Tax Free Reserves, Citi California Tax Free Reserves, Citi Connecticut Tax Free Reserves, and Citi New York Tax Free Reserves (each also referred to herein without the initial "Citi"). Cash Reserves and U.S. Treasury Reserves are no-load, diversified series of the Trust, and Tax Free Reserves, California Tax Free Reserves, Connecticut Tax Free Reserves, and New York Tax Free Reserves are no-load non-diversified series of the Trust.


    Prior to October 23, 2000, Cash Reserves and U.S. Treasury Reserves were called CitiFunds Cash Reserves and CitiFunds U.S. Treasury Reserves, respectively, and prior to January 2, 1998, were called Landmark Cash Reserves and Landmark U.S. Treasury Reserves, respectively. Prior to December 7, 2001, Tax Free Reserves was organized as a separate business trust under the laws of the Commonwealth of Massachusetts. The predecessor of Tax Free Reserves was organized on June 21, 1985 and was the successor to the business of The Landmark Funds Tax Free Reserves, Inc., which was incorporated under the laws of the State of Maryland in 1983. Prior to December 7, 2001, each of California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves were organized as series of a separate business trust called CitiFunds Multi-State Tax Free Trust. CitiFunds Multi-State Tax Free Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts on August 30, 1985.


    All references in this Statement of Additional Information to the activities of the Funds or the Trust are intended to include those of their respective predecessors, if any, unless the context indicates otherwise. References in this Statement of Additional Information to the Prospectuses are to the Prospectus dated December 31, 2004, of the Class N shares of the Funds, and the Prospectus dated December 31, 2004, of the Smith Barney Connecticut Money Market Portfolio - Class A and Class Y shares, by which shares of the Funds are offered.


    Each of the Funds is a type of mutual fund called a "money market fund." Tax Free Reserves is referred to as a "tax-exempt money market fund." Each of California Tax Free Reserves and Connecticut Tax Free Reserves is a type of fund commonly referred to as a "double tax-exempt money market fund," and New York Tax Free Reserves is a type of fund commonly referred to as a "triple tax-exempt money market fund." The net asset value of each Fund's shares is expected to remain constant at $1.00, although there can be no assurance that this will be so on a continuing basis. (See "Determination of Net Asset Value.")

    Each of Tax Free Reserves, California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves is referred to as a "Tax Free Fund." Each Tax Free Fund is non-diversified.


    Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves utilize a master/feeder structure by investing all of their investable assets in Liquid Reserves Portfolio (formerly Cash Reserves Portfolio), U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio, respectively. Each of Liquid Reserves Portfolio and U.S. Treasury Reserves Portfolio is a diversified, open-end management investment company, and Tax Free Reserves Portfolio is a non-diversified, open-end management investment company. Each Portfolio has the same investment objectives and policies as its corresponding Fund. The Trustees of the Trust believe that the aggregate per share expenses of Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves and their corresponding Portfolios will be less than or approximately equal to the expenses that each Fund would incur if the assets of the Fund were invested directly in the types of securities held by its Portfolio. Each Fund may withdraw its investment in its Portfolio at any time, and will do so if the Fund's Trustees believe it to be in the best interest of the Fund's shareholders. If a Fund were to withdraw its investment in its Portfolio, the Fund could either invest directly in securities in accordance with the investment policies described below or invest in one or more other mutual funds or pooled investment vehicles having similar investment objectives and policies. If a Fund were to withdraw, the Fund could receive securities from the Portfolio instead of cash, causing the Fund to incur brokerage, tax and other charges or leaving it with securities that may or may not be readily marketable or widely diversified.


    Each Portfolio may change its investment objective and certain of its investment policies and restrictions without approval by its investors, but a Portfolio will notify its corresponding Fund (which in turn will notify its shareholders) and its other investors at least 30 days (or, when required by law, at least 60 days) before implementing any change in its investment objective. A change in investment objective, policies or restrictions may cause a Fund to withdraw its investment in its Portfolio.

    The Portfolios, as New York trusts, are not required to hold and have no intention of holding annual meetings of investors. However, when a Portfolio is required to do so by law, or in the judgment of Trustees it is necessary or desirable to do so, the Portfolio will submit matters to its investors for a vote. When a Fund is asked to vote on matters concerning its corresponding Portfolio (other than a vote to continue the Portfolio following the withdrawal of an investor), the Fund will either hold a shareholder meeting and vote in accordance with shareholder instructions, or otherwise act in accordance with applicable law. See "Description of Shares, Voting Rights and Liabilities." Of course, the Fund could be outvoted, or otherwise adversely affected, by other investors in the Portfolio.

    The Portfolios may sell interests to investors in addition to the Funds. These investors may be mutual funds which offer shares to their shareholders with different costs and expenses than the Funds. Therefore, the investment returns for all investors in funds investing in a Portfolio may not be the same. These differences in returns are also present in other mutual fund structures.


    Information about other holders of interests in the Portfolios is available from the Funds' distributor, Citigroup Global Markets Inc. ("Citigroup Global Markets" or the "Distributor"), 388 Greenwich Street, 23rd Floor, New York, New York 10013, 1-800-451-2010.


    Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves may, in the future, convert to a fund of funds structure. In a fund of funds structure, a fund invests all or a portion of its assets in multiple investment companies. Each other Fund may, in the future, convert to a fund of funds structure or a master feeder structure similar to that of Cash Reserves, U.S. Treasury Reserves, and Tax Free Reserves.

    Citi Fund Management Inc. ("Citi Fund Management" or the "Manager") is the investment manager to each Fund and each Portfolio. Citi Fund Management manages the investments of each Portfolio and California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves from day to day in accordance with the investment objectives and policies of each Portfolio or each such Fund. The selection of investments for each Portfolio and each such Fund, and the way they are managed, depend on the conditions and trends in the economy and the financial marketplaces. Citi Fund Management also provides certain administrative services to the Funds and Portfolios.


    Shares of each Fund are continuously offered by the Distributor and may be purchased from the Distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, investment advisers, or broker-dealers that have entered into an agreement with the Distributor (called "Service Agents"). The Distributor and Service Agents may receive fees from the Funds pursuant to Service Plans adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). Affiliates of the Manager currently serve as the Service Agents for the Funds.


             2.  INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

                            INVESTMENT OBJECTIVES


    The investment objective of CITI CASH RESERVES is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

    The investment objective of CITI U.S. TREASURY RESERVES is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

    The investment objectives of CITI TAX FREE RESERVES are to provide its shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity.

    The investment objectives of CITI CALIFORNIA TAX FREE RESERVES are to provide shareholders with high levels of current income exempt from both federal and California personal income taxes, preservation of capital and liquidity.

    The investment objectives of CITI CONNECTICUT TAX FREE RESERVES are to provide its shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes, preservation of capital and liquidity.

    The investment objectives of CITI NEW YORK TAX FREE RESERVES are to provide its shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes, preservation of capital and liquidity.


    The investment objectives of each Fund may be changed without approval by that Fund's shareholders. Of course, there can be no assurance that any Fund will achieve its investment objectives.

                             INVESTMENT POLICIES


    CitiFunds Trust III seeks the investment objectives of Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves by investing all of their assets in Liquid Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio, respectively. Each Portfolio has the same investment objectives and policies as its corresponding Fund. The Prospectuses contain a discussion of the principal investment strategies of each Fund and certain risks of investing in each Fund. The following supplements the information contained in the Prospectuses concerning the investment objectives, policies and techniques of each Fund and Portfolio, and contains more information about the various types of securities in which each Fund and each Portfolio may invest and the risks involved in such investments. Since the investment characteristics of Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves will correspond directly to those of the Portfolios in which they invest, the following applies to both the Funds and the Portfolios, as applicable.


    Each of Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves may withdraw its investment from its corresponding Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. If any of these Funds were to then invest directly in securities, the Fund's assets would be invested in accordance with the investment policies described below.

    Except for a Tax Free Fund's policy to invest at least 80% of its assets in certain municipal obligations, the approval of a Fund's shareholders would not be required to change that Fund's investment objectives or any of its investment policies. Likewise, the approval of the investors in a Portfolio would not be required to change that Portfolio's investment objectives or any of its investment policies, except with respect to the policy of Tax Free Reserves Portfolio to invest at least 80% of its assets in certain municipal obligations, as discussed below. If, however, either U.S. Treasury Reserves or U.S. Treasury Reserves Portfolio were to change its investment policies so that more than 20% of its assets, under normal market conditions, could be invested in securities other than those issued or backed by the U.S. Treasury, U.S. Treasury Reserves would give written notice to its shareholders at least 60 days prior to implementing the change.


CITI CASH RESERVES

    Cash Reserves invests all of its investable assets in Liquid Reserves Portfolio. Liquid Reserves Portfolio seeks to achieve its investment objective through investments in high quality U.S. dollar-denominated money market instruments. All investments by Liquid Reserves Portfolio mature or are deemed to mature within 397 days from the date of acquisition, and the average maturity of the investments held by the Portfolio (on a dollar-weighted basis) is 90 days or less. All investments by the Portfolio are in "first tier" securities (i.e., securities rated in the highest rating category for short-term obligations by at least two nationally recognized statistical rating organizations (each, an "NRSRO") assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Manager under procedures approved by the Board of Trustees) and are determined by the Manager under procedures approved by the Board of Trustees to present minimal credit risks. Investments in high quality, short term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. Liquid Reserves Portfolio may hold uninvested cash reserves pending investment. Under the 1940 Act, Cash Reserves and Liquid Reserves Portfolio are each classified as "diversified," although in the case of Cash Reserves, all of its assets are invested in the Portfolio. A "diversified investment company" must invest at least 75% of its assets in cash and cash items, U.S. government securities, investment company securities (e.g., interests in the Portfolio) and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer. Liquid Reserves Portfolio invests, under normal circumstances, in:

        (1) Bank obligations. The Portfolio may, from time to time, invest up to 100% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances. Up to 25% of the Portfolio's assets may be invested at any time in dollar-denominated obligations of foreign banks, and all of the Portfolio's assets may be invested at any time in obligations of domestic banks, as that term has been interpreted by the Securities and Exchange Commission (the "SEC"). Under SEC interpretations, a U.S. branch of a foreign bank may be considered a domestic bank if the U.S. branch of the foreign bank is subject to the same regulation as a U.S. bank. Likewise, a non-U.S. branch of a U.S. bank may be considered a domestic bank if the investment risk associated with investing in instruments issued by the non-U.S. branch is the same, in the opinion of the Manager, as that of investing in instruments issued by the branch's domestic parent.

        The Portfolio limits its investments in U.S. bank obligations (including, for these purposes, their non-U.S. branches) to banks having total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. government. The Portfolio may also invest in certificates of deposit issued by banks the deposits in which are insured by the Federal Deposit Insurance Corporation ("FDIC"), having total assets of less than $1 billion, provided that the Portfolio at no time owns more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully insured by FDIC insurance) of any one of those issuers.


        Certificates of deposit are savings certificates generally issued by commercial banks that bear a maturity date and a specified interest rate, and can be issued in any denomination. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the Portfolio, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Portfolio's right to transfer a beneficial interest in the deposit to a third party. A bankers' acceptance is a draft drawn on and accepted by a bank that orders payment to a third party at a later date. Bankers' acceptances generally act as a negotiable time draft for financing imports, exports, or other transactions in goods.

        U.S. banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. U.S. banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. However, state banks which are insured by the FDIC are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, U.S. branches of U.S. banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.


        The Portfolio limits its investments in "non-U.S. bank obligations" to U.S. dollar-denominated obligations of banks that at the time of investment are non-U.S. branches or subsidiaries of U.S. banks which meet the criteria in the preceding paragraphs or are U.S. or non-U.S. branches of non-U.S. banks that (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest non-U.S. banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Manager, are of an investment quality comparable with obligations of U.S. banks which may be purchased by the Portfolio. These obligations may be general obligations of the parent bank, in addition to the issuing branch or subsidiary, but the parent bank's obligations may be limited by the terms of the specific obligation or by governmental regulation. The Portfolio also limits its investments in non-U.S. bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. Liquid Reserves Portfolio does not purchase any bank obligation of any affiliate of the Manager.

        Since the Portfolio may hold investments in non-U.S. bank obligations, an investment in Cash Reserves involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of non-U.S. withholding taxes on interest income payable on such obligations held by the Portfolio, the possible seizure or nationalization of non-U.S. deposits and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on certificates of deposit or time deposits that might affect adversely such payment on such obligations held by the Portfolio. In addition, there may be less publicly-available information about a non-U.S. branch or subsidiary of a U.S. bank or a U.S. or non-U.S. branch of a non-U.S. bank than about a U.S. bank and such branches and subsidiaries may not be subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record-keeping standards and requirements.

        The provisions of federal law governing the establishment and operation of U.S. branches do not apply to non-U.S. branches of U.S. banks. However, the Portfolio may purchase obligations only of those non-U.S. branches of U.S. banks which were established with the approval of the Board of Governors of the Federal Reserve System (the "Board of Governors"). As a result of such approval, these branches are subject to examination by the Board of Governors and the Comptroller of the Currency. In addition, such non-U.S. branches of U.S. banks are subject to the supervision of the U.S. bank and creditors of the non-U.S. branch are considered general creditors of the U.S. bank subject to whatever defenses may be available under the governing non-U.S. law and to the terms of the specific obligation. Nonetheless, the Portfolio generally will be subject to whatever risk may exist that the non-U.S. country may impose restrictions on payment of certificates of deposit or time deposits.

        U.S. branches of non-U.S. banks are subject to the laws of the state in which the branch is located or to the laws of the United States. Such branches are therefore subject to many of the regulations, including reserve requirements, to which U.S. banks are subject. In addition, the Portfolio may purchase obligations only of those U.S. branches of non-U.S. banks which are located in states which impose the additional requirement that the branch pledge to a designated bank within the state an amount of its assets equal to 5% of its total liabilities.

        Non-U.S. banks in whose obligations the Portfolio may invest may not be subject to the laws and regulations referred to in the preceding two paragraphs.

        (2) Obligations of, or guaranteed by, non-U.S. governments. The Portfolio limits its investments in non-U.S. government obligations to obligations issued or guaranteed by the governments of Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan and Canada. Generally, such obligations may be subject to the additional risks described in subsection (1) above in connection with the purchase of non-U.S. bank obligations.


        (3) Commercial paper rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Ratings Group ("Standard & Poor's") or, if not rated, determined to be of comparable quality by the Manager under procedures approved by the Board of Trustees, such as unrated commercial paper issued by corporations having an outstanding unsecured debt issue currently rated Aaa by Moody's or AAA by Standard & Poor's. Commercial paper is unsecured debt of corporations usually maturing in 270 days or less from its date of issuance.

        (4) Obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States,
    (ii) obligations of the Federal Home Loan Mortgage Corporation, and (iii) obligations of the Student Loan Marketing Association, respectively.

        (5) Repurchase agreements, providing for resale within 397 days or less, covering obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities which may have maturities in excess of 397 days. (See "Repurchase Agreements," below for a description of repurchase agreements.)


        (6) Asset-backed securities, that represent fractional interests in pools of retail installment loans, both secured such as certificates for automobile receivables ("CARS") and unsecured, or leases or fractional interests in pools of revolving credit card receivables ("CARDS"), both secured and unsecured, as well as other asset-backed securities. These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust. Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables and reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on asset-backed securities will vary based upon the prepayment experience of the underlying pool of loans or receivables. Certificate holders may also experience delays in payment on the certificates or losses if the full amounts due on underlying loans, leases or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objectives and policies, the Portfolio may invest in other asset-backed securities.

    Liquid Reserves Portfolio does not purchase securities which the Portfolio believes, at the time of purchase, will be subject to exchange controls or non-U.S. withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Portfolio's investments. In the event exchange controls or non-U.S. withholding taxes are imposed with respect to any of the Portfolio's investments, the effect may be to reduce the income received by the Portfolio on such investments or to prevent the Portfolio from receiving any value in U.S. dollars from its investment in non-U.S. securities.

CITI U.S. TREASURY RESERVES


    U.S. Treasury Reserves invests all of its investable assets in U.S. Treasury Reserves Portfolio. U.S. Treasury Reserves Portfolio seeks to achieve its investment objective by investing in obligations of, or guaranteed by, the U.S. government, including issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and in issues of agencies and instrumentalities established under the authority of an Act of Congress which are supported by the full faith and credit of the United States. U.S. Treasury Reserves Portfolio will not enter into repurchase agreements except in unusual circumstances when, in the Manager's judgment, direct U.S. Treasury obligations are not available. All investments by the Portfolio are in "first tier" securities (i.e., securities rated in the highest rating category for short-term obligations by at least two NRSRO's assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Manager under procedures approved by the Board of Trustees) and are determined by the Manager under procedures approved by the Board of Trustees to present minimal credit risks. Investments in high quality, short term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. U.S. Treasury Reserves Portfolio may hold uninvested cash reserves pending investment.

THE TAX FREE FUNDS

    Tax Free Reserves invests all of its investable assets in Tax Free Reserves Portfolio. Tax Free Reserves Portfolio seeks to achieve its investment objectives by investing primarily in short-term, high quality fixed rate and variable rate obligations issued by or on behalf of states and municipal governments, and their authorities, agencies, instrumentalities and political subdivisions and other qualifying issuers, the interest on which is exempt from federal income taxes, including participation or other interests in such obligations issued by banks, insurance companies or other financial institutions. (These securities, whether or not the interest thereon is subject to the federal alternative minimum tax, are referred to herein as "Municipal Obligations.") Under normal market conditions, Tax Free Reserves invests at least 80% of its assets in Municipal Obligations and interests in Municipal Obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax.

    Each of California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves seeks to achieve its investment objectives by investing primarily in short-term, high quality Municipal Obligations (as defined above). Under normal market conditions, California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves invest at least 80% of their assets in Municipal Obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax, and California State, Connecticut State and New York State and New York City personal income taxes, respectively, although the exact amount of a Fund's assets invested in such securities varies from time to time.

    Each Tax Free Fund's policy to invest at least 80% of its assets, under normal circumstances, in certain Municipal Obligations may not be changed without shareholder approval.

    In determining the tax status of interest on Municipal Obligations, the Manager relies on opinions of bond counsel who may be counsel to the issuer. Although each Fund will attempt to invest 100% of its assets in Municipal Obligations, each Fund reserves the right to invest up to 20% of its total assets in securities the interest income on which is subject to federal, state and local income tax or the federal alternative minimum tax. The Tax Free Funds may invest, without limitation, in such taxable securities for temporary defensive purposes. Each Fund may invest more than 25% of its assets in participation certificates or other interests in Municipal Obligations issued or backed by banks. In view of this possible "concentration" in bank participation certificates, an investment in the Tax Free Funds should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. (See "Variable Rate Instruments and Participation Interests" below.) Each Tax Free Fund may hold uninvested cash reserves pending investment. Each Tax Free Fund's investments may include "when-issued" or "forward delivery" Municipal Obligations, stand-by commitments and taxable repurchase agreements.

    The Tax Free Funds are non-diversified which means that they are not subject to certain statutory restrictions under the 1940 Act with respect to limiting the investment of its assets in one or relatively few issuers. However, each Fund is required under rules applicable to money market funds to diversify its portfolio. Furthermore, each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order so to qualify under current law, at the close of each quarter of a Fund's taxable year, at least 50% of the value of the Fund's total assets must be represented by cash, U.S. government securities, investment company securities and other securities limited in respect of any one issuer (or related issuers) to not more than 5% in value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer. In addition, and again under current law, at the close of each quarter of its taxable year, not more than 25% in value of the Fund's total assets may be invested in securities, other than U.S. government securities, of one issuer (or related issuers). Each Tax Free Fund may, however, invest 25% or more of its assets in securities that are related in such a way that an economic, business or political development or change affecting one of the securities would also affect the other securities including, for example, securities the interest upon which is paid from revenues of similar type projects, or securities the issuers of which are located in the same state. This concentration may present greater risks than in the case of a diversified company.

    All investments by the Tax Free Funds mature or are deemed to mature at least within 397 days from the date of acquisition and the average maturity of each Fund's securities (on a dollar-weighted basis) is 90 days or less. The maturities of variable rate instruments held by the Funds are deemed to be the longer of the notice period, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days. (See "Variable Rate Instruments and Participation Interests" below.)

    All investments by the Tax Free Funds are "eligible securities," that is, rated in one of the two highest rating categories for short-term obligations by at least two NRSROs assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO, or, in the case of an investment which is not rated, of comparable quality as determined by the Manager under procedures approved by the Board of Trustees on the basis of its credit evaluation of the obligor or, if applicable, of the bank issuing a participation interest, letter of credit or guarantee, or insurance issued in support of the Municipal Obligations or participation interests. (See "Variable Rate Instruments and Participation Interests" below.) Such instruments may produce a lower yield than would be available from less highly rated instruments. (See "Ratings of Municipal Obligations" in Appendix A to this Statement of Additional Information.)

    In the case of California Tax Free Reserves, in general, dividends paid by the Fund which are attributable to interest income on tax-exempt obligations of the State of California and its political subdivisions, of Puerto Rico, other U.S. territories and their political subdivisions and of other qualifying issuers ("California Municipal Obligations"), will be exempt from federal and California personal income taxes. In order for California Tax Free Reserves to pay dividends that are exempt from federal tax and California personal income tax, the Fund must continue to qualify as a "regulated investment company" for federal income tax purposes. In addition, in order for California Tax Free Reserves to be eligible to pay dividends that are exempt from California personal income tax, at the end of each quarter of its taxable year at least 50% of the Fund's total assets must be invested in obligations, the interest on which is exempt from California taxation when received by an individual ("California Exempt-Interest Securities").

    For Connecticut Tax Free Reserves, dividends paid by the Fund which are treated as exempt-interest dividends for federal income tax purposes, to the extent derived from interest income on tax-exempt obligations issued by or on behalf of the State of Connecticut, its political subdivisions, or public instrumentalities, state or local authorities, districts or similar public entities created under Connecticut law, obligations of Puerto Rico, other U.S. territories and their political subdivisions and other qualifying issuers ("Connecticut Municipal Obligations"), will be exempt from federal and Connecticut personal income taxes.

    In the case of New York Tax Free Reserves, dividends paid by the Fund which are attributable to interest income on tax-exempt obligations of the State of New York and its political subdivisions, of Puerto Rico, other U.S. territories and their political subdivisions and of other qualifying issuers ("New York Municipal Obligations"), will be exempt from federal, New York State and New York City personal income taxes.

    Subject to their 80% investment policy, the Tax Free Funds may purchase Municipal Obligations issued by other states, their agencies and instrumentalities the interest income on which will be exempt from federal income tax but will be subject to California, Connecticut or New York State and New York City personal income taxes, as the case may be, and/or the federal alternative minimum tax, as well as other securities (see "Taxable Securities" below).

MUNICIPAL OBLIGATIONS

    Each of the Tax Free Funds invests at least 80% of its assets, under normal circumstances, in Municipal Obligations, including:

        (1) Municipal bonds with remaining maturities deemed to be 397 days or less that are rated within the Aaa or Aa categories at the date of purchase by Moody's or within the AAA or AA categories by Standard & Poor's or Fitch and which present minimal credit risk as determined by the Manager under procedures approved by the Board of Trustees or, if not rated by these rating agencies, are of comparable quality as determined by the Manager under procedures approved by the Board of Trustees on the basis of the credit evaluation of the obligor on the bonds or of the bank issuing a participation interest or guarantee or of any insurance issued in support of the bonds or the participation interests. See "Municipal Bonds" below.

        (2) Municipal notes with remaining maturities deemed to be 397 days or less that at the date of purchase are rated MIG 1/VMIG 1 or MIG 2/VMIG 2 by Moody's, SP-1+, SP-1 or SP-2 by Standard & Poor's or F-1 or F-2 by Fitch and which present minimal credit risk as determined by the Manager under procedures approved by the Board of Trustees or, if not rated by these rating agencies, are of comparable quality as determined by the Manager under procedures approved by the Board of Trustees. See "Municipal Notes" below.

        (3) Municipal commercial paper that is rated Prime-1 or Prime-2 by Moody's, A-1+, A-1 or A-2 by Standard & Poor's or F-1 or F-2 by Fitch and which present minimal credit risk as determined by the Manager under procedures approved by the Board of Trustees or, if not rated by these rating agencies, is of comparable quality as determined by the Manager under procedures approved by the Board of Trustees. Issues of municipal commercial paper typically represent very short-term, unsecured, negotiable promissory notes. These obligations are often issued to meet seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions which may be called upon in the event of default by the issuer of the commercial paper.

    Subsequent to its purchase by a Tax Free Fund, a rated Municipal Obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event requires sale of such Municipal Obligation by the Fund (other than variable rate instruments which must be sold if they are not "high quality"), but the Manager considers such event in determining whether the Fund should continue to hold the Municipal Obligation. To the extent that the ratings given to the Municipal Obligations or other securities held by a Tax Free Fund are altered due to changes in any of the Moody's, Standard & Poor's or Fitch ratings systems (see Appendix A to this Statement of Additional Information for an explanation of these rating systems), the Manager adopts such changed ratings as standards for its future investments in accordance with the investment policies contained above and in the Prospectus. Certain Municipal Obligations issued by instrumentalities of the U.S. government are not backed by the full faith and credit of the U.S. Treasury but only by the creditworthiness of the instrumentality. The Trustees have determined that any Municipal Obligation that depends directly, or indirectly through a government insurance program or other guarantee, on the full faith and credit of the U.S. government is considered to have a rating in the highest category. Where necessary to ensure that the Municipal Obligations are "eligible securities" (e.g., within the two highest ratings assigned by Moody's, Standard & Poor's or Fitch or, if not rated, are of comparable quality as determined by the Manager under procedures approved by the Board of Trustees), or where the obligations are not freely transferable, a Tax Free Fund will require that the obligation to pay the principal and accrued interest be backed by an unconditional irrevocable bank letter of credit, a guarantee, insurance policy or other comparable undertaking of an approved financial institution.

    MUNICIPAL BONDS. Municipal bonds are debt obligations of states, cities, municipalities and municipal agencies and authorities which generally have a maturity at the time of issuance of one year or more and which are issued to raise funds for various public purposes, such as construction of a wide range of public facilities, refunding outstanding obligations or obtaining funds for institutions and facilities. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The principal of and interest on revenue bonds are payable from the income of specific projects or authorities and generally are not supported by the issuer's general power to levy taxes. In some cases, revenues derived from specific taxes are pledged to support payments on a revenue bond.

    In addition, certain kinds of private activity bonds ("PABs") are issued by or on behalf of public authorities to provide funding for various privately operated industrial facilities, such as warehouse, office, plant and store facilities and environmental and pollution control facilities. PABs are, in most cases, revenue bonds. The payment of the principal and interest on PABs usually depends solely on the ability of the user of the facilities financed by the bonds or other guarantor to meet its financial obligations and, in certain instances, the pledge of real and personal property as security for payment. Many PABs may not be readily marketable; however, it is expected that the PABs or the participation certificates in PABs purchased by a Fund will have liquidity because they generally will be supported by demand features to "high quality" banks, insurance companies or other financial institutions.

    Municipal bonds may be issued as "zero coupon" obligations. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Because zero-coupon bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. Each Tax Free Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though zero-coupon bonds do not pay current interest in cash. Thus, it may be necessary at times for a Fund to liquidate investments in order to satisfy its dividend requirements.

    MUNICIPAL NOTES. There are four major varieties of state and municipal notes: Tax and Revenue Anticipation Notes ("TRANs"); Tax Anticipation Notes ("TANs"); Revenue Anticipation Notes ("RANs"); and Bond Anticipation Notes ("BANs"). TRANs, TANs and RANs are issued by states, municipalities and other tax-exempt issuers to finance short-term cash needs or, occasionally, to finance construction. Many TRANs, TANs and RANs are general obligations of the issuing entity payable from taxes or designated revenues, respectively, expected to be received within the related fiscal period. BANs are issued with the expectation that their principal and interest will be paid out of proceeds from renewal notes or bonds to be issued prior to the maturity of the BANs. BANs are issued most frequently by both general obligation and revenue bond issuers usually to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects.


    For an explanation of the ratings of Municipal Obligations by Moody's, Standard & Poor's and Fitch, see Appendix A to this Statement of Additional Information.

    MUNICIPAL LEASE OBLIGATIONS. Participations in municipal leases are undivided interests in a portion of a lease or installment purchase issued by a state or local government to acquire equipment or facilities. Municipal leases frequently have special risks not normally associated with general obligation bonds or revenue bonds. Many leases include "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Although the obligations are typically secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might, in some cases, prove difficult or, if sold, may not fully cover a Fund's exposure. Municipal lease obligations are deemed to be illiquid unless otherwise determined by the Board of Trustees.


    VARIABLE RATE INSTRUMENTS AND PARTICIPATION INTERESTS. Each of the Tax Free Funds may purchase variable rate instruments and participation interests in Municipal Obligations. Variable rate instruments that the Tax Free Funds may purchase are Municipal Obligations (including municipal notes and municipal commercial paper) that provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to receive payment upon a specified number of days' notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or an insurance policy issued with respect to such instrument or by tendering or "putting" such instrument to a third party (called a liquidity feature). A participation interest in a Municipal Obligation gives a Tax Free Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation bears to the total principal amount of the Municipal Obligation and provides the liquidity feature.

    The variable rate instruments in which Tax Free Funds' assets may be invested are payable upon a specified period of notice which may range from one day up to one year. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to one year and the adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. Variable rate instruments in which the Tax Free Funds may invest include participation interests in variable or fixed-rate Municipal Obligations owned by a bank, insurance company or other financial institution or affiliated organizations. Although the rate of the underlying Municipal Obligations may be fixed, the terms of the participation interest may result in the Fund receiving a variable rate on its investment. The Manager has been instructed by the Trustees to monitor continually the pricing, quality and liquidity of the variable rate instruments held by the Tax Free Funds, including the participation interests, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which a Fund may subscribe. An unrated variable rate instrument may be determined to meet a Fund's high quality criteria if it is backed by a letter of credit or guarantee or a right to tender or put the instrument to a third party or if it is insured by an insurer that meets the high quality criteria for the Fund discussed above or on the basis of a credit evaluation of the underlying obligor. If the credit of the obligor is of "high quality," no credit support from a bank or other financial institution will be necessary. Each unrated variable rate instrument will be evaluated on a quarterly basis to determine that it continues to meet a Tax Free Fund's high quality criteria.

    Participation interests in Municipal Obligations may be backed by an irrevocable letter of credit or guarantee of, or a right to put to, a bank (which may be the bank issuing the participation interest, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the participation interest) or insurance policy of an insurance company that has been determined by the Manager to meet the prescribed quality standards of a Tax Free Fund. Each Tax Free Fund has the right to sell the participation interest back to the institution or draw on the letter of credit or insurance after a specified period of notice, for all or any part of the full principal amount of the Fund's participation in the security, plus accrued interest. Each Tax Free Fund intends to exercise the liquidity feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Fund in order to facilitate withdrawals from the Fund, or (3) to maintain a high quality investment portfolio. In some cases, this liquidity feature may not be exercisable in the event of a default on the underlying Municipal Obligations; in these cases, the underlying Municipal Obligations must meet the Fund's high credit standards at the time of purchase of the participation interest. Issuers of participation interests will retain a service and letter of credit fee and a fee for providing the liquidity feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased on behalf of a Tax Free Fund. With respect to insurance, each of the Tax Free Funds will attempt to have the issuer of the participation interest bear the cost of the insurance, although the applicable Fund may also purchase insurance, in which case the cost of insurance will be an expense of the Fund. Although participation interests may be sold, each Tax Free Fund intends to hold them until maturity, except under the circumstances stated above. Participation interests may include municipal lease obligations. Purchase of a participation interest may involve the risk that a Fund will not be deemed to be the owner of the underlying Municipal Obligation for purposes of the ability to claim tax exemption of interest paid on that Municipal Obligation.

    In view of the possible concentration of the Tax Free Funds in participation interests in Municipal Obligations issued by banks and/or secured by bank letters of credit or guarantees, an investment in these Funds should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. Banks are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operation of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit.

    Periods of high inflation and periods of economic slowdown, together with the fiscal measures adopted to attempt to deal with them, have brought wide fluctuations in interest rates. When interest rates rise, the value of fixed income securities generally falls; and vice versa. While this is true for variable rate instruments generally, the variable rate nature of the underlying instruments should minimize these changes in value. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed interest rate securities. Because the adjustment of interest rates on the variable rate instruments is made in relation to movements of various interest rate adjustment indices, the variable rate instruments are not comparable to long-term fixed rate securities. Accordingly, interest rates on the variable rate instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

    Because of the variable rate nature of the instruments, when prevailing interest rates decline each Tax Free Fund's yield will decline and its shareholders will forgo the opportunity for capital appreciation. On the other hand, during periods when prevailing interest rates increase, each Tax Free Fund's yield will increase and its shareholders will have reduced risk of capital depreciation.

    For purposes of determining whether a variable rate instrument held by a Tax Free Fund matures within 397 days from the date of its acquisition, the maturity of the instrument will be deemed to be the longer of (1) the period required before the Fund is entitled to receive payment of the principal amount of the instrument after notice or (2) the period remaining until the instrument's next interest rate adjustment, except that an instrument issued or guaranteed by the U.S. government or any agency thereof shall be deemed to have a maturity equal to the period remaining until the next adjustment of the interest rate. The maturity of a variable rate instrument will be determined in the same manner for purposes of computing a Fund's dollar-weighted average portfolio maturity.

"WHEN-ISSUED" SECURITIES

    Each of the Tax Free Funds may purchase securities on a "when-issued" or "forward delivery" basis. New issues of certain Municipal Obligations frequently are offered on a "when-issued" or "forward delivery" basis. The payment obligation and the interest rate that will be received on the Municipal Obligations are each fixed at the time the buyer enters into the commitment although settlement, i.e., delivery of and payment for the Municipal Obligations, takes place beyond customary settlement time (but normally within 45 days after the date of the Fund's commitment to purchase). Although the Tax Free Funds will only make commitments to purchase "when-issued" or "forward delivery" Municipal Obligations with the intention of actually acquiring them, the Funds may sell these securities before the settlement date if deemed advisable by the Manager.

    Municipal Obligations purchased on a "when-issued" or "forward delivery" basis and the securities held in a Tax Free Fund's portfolio are subject to changes in value based upon the market's perception of the credit-worthiness of the issuer and changes, real or anticipated, in the level of interest rates. The value of these Municipal Obligations and securities generally change in the same way, that is, both experience appreciation when interest rates decline and depreciation when interest rates rise. Purchasing Municipal Obligations on a "when-issued" or "forward delivery" basis can involve a risk that the yields available in the market on the settlement date may actually be higher or lower than those obtained in the transaction itself. A segregated account of a Tax Free Fund consisting of cash or liquid debt securities equal to the amount of the "when-issued" or "forward delivery" commitments will be established at the Fund's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value. If the market value of such securities declines, additional cash or highly liquid securities will be placed in the account daily so that the value of the account will equal the amount of the Fund's commitments. On the settlement date of the "when-issued" or "forward delivery" securities, the Tax Free Fund's obligations will be met from then-available cash flow, sale of securities held in the separate account, sale of other securities or, although not normally expected, from sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or lesser than the Fund's payment obligations). Sale of securities to meet such obligations may result in the realization of capital gains or losses, which are not exempt from federal income tax. An increase in the percentage of a Fund's assets committed to the purchase of securities on a "when-issued" basis may increase the volatility of its net asset value.

STAND-BY COMMITMENTS

    When a Tax Free Fund purchases Municipal Obligations it may also acquire stand-by commitments from banks with respect to such Municipal Obligations. A Tax Free Fund also may acquire stand-by commitments from broker-dealers. Under the stand-by commitment, a bank or broker-dealer agrees to purchase at the Fund's option a specified Municipal Obligation at a specified price. A stand-by commitment is the equivalent of a "put" option acquired by a Tax Free Fund with respect to a particular Municipal Obligation held in the Fund's portfolio.

    The amount payable to a Tax Free Fund upon the exercise of a stand-by commitment normally would be (1) the acquisition cost of the Municipal Obligation (excluding any accrued interest paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security, plus (2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Fund. Absent unusual circumstances relating to a change in market value, the Fund would value the underlying Municipal Obligation at amortized cost. Accordingly, the amount payable by a bank or dealer during the time a stand-by commitment is exercisable would be substantially the same as the market value of the underlying Municipal Obligation. Each Tax Free Fund values stand-by commitments at zero for purposes of computing the value of its net assets.

    The stand-by commitments that each Tax Free Fund may enter into are subject to certain risks, which include the ability of the issuer of the commitment to pay for the securities at the time the commitment is exercised and the fact that the commitment is not marketable by the Fund and the maturity of the underlying security will generally be different from that of the commitment.

TAXABLE SECURITIES

    Although under normal circumstances each Tax Free Fund attempts to invest 100% of its net assets in Municipal Obligations, each Fund may invest up to 20% of the value of its net assets in securities of the kind described below, the interest income on which is subject to state, local and federal income tax. Circumstances in which a Tax Free Fund may invest in taxable securities include the following: (a) pending investment in the type of securities described above; (b) to maintain liquidity for the purpose of meeting anticipated withdrawals; and (c) when, in the opinion of the Manager, it is advisable to do so because of adverse market conditions affecting the market for Municipal Obligations. In addition, the Tax Free Funds may invest, without limitation, in taxable securities for temporary defensive purposes. The kinds of taxable securities in which the Tax Free Funds' assets may be invested are limited to the following short-term, fixed-income securities (maturing in 397 days or less from the time of purchase): (1) obligations of the U.S. government or its agencies, instrumentalities or authorities; (2) commercial paper rated Prime-1 or Prime-2 by Moody's, A-1+, A-1 or A-2 by Standard & Poor's or F-1+, F-1 or F-2 by Fitch; (3) certificates of deposit of U.S. banks with assets of $1 billion or more; and
(4) repurchase agreements with respect to any Municipal Obligations or obligations of the U.S. government or its agencies, instrumentalities, or authorities. As described above, Tax Free Fund's assets may also be invested in Municipal Obligations which are subject to an alternative minimum tax.

RISK FACTORS AFFECTING INVESTMENT IN CALIFORNIA MUNICIPAL OBLIGATIONS

    California Tax Free Reserves intends to invest a high proportion of its assets in California Municipal Obligations. Payment of interest and preservation of principal is dependent upon the continuing ability of California issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder. For further information concerning California Municipal Obligations, see Appendix B to this Statement of Additional Information.


    California's economy has major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services. In early 2001, California's economy slipped into a recession, which was concentrated in the State's high-tech sector and, geographically, in the San Francisco Bay Area. There is evidence that the economy may have since stabilized, with 136,300 jobs gained between July 2003 and June 2004, as compared with 341,200 jobs lost between March 2001 and July 2003.

    While the state's Constitution requires a balanced budget, the State is experiencing a structural deficit in its budget. It has projected that, under current spending and revenue policies, there is an imbalance of $6.7 billion in the projected 2005-06 budget. While this gap will be helped by a carry-over balance and various limited-term solutions enacted in the 2004-05 budget, these policies will not be available in subsequent years to address the State's large and persistent ongoing structural budget shortfall. Absent corrective actions, the State projects a shortfall of nearly $10 billion in 2006-07 under current-law spending and revenue policies.


    The summary set forth above and in Appendix B is included for the purpose of providing a general description of the State of California credit and financial conditions, is based on information from statements of issuers of California Municipal Obligations and does not purport to be complete. The Trust is not responsible for the accuracy or timeliness of this information.

RISK FACTORS AFFECTING INVESTMENT IN CONNECTICUT MUNICIPAL OBLIGATIONS

    Connecticut Tax Free Reserves intends to invest a high proportion of its assets in Connecticut Municipal Obligations. Payment of interest and preservation of principal is dependent upon the continuing ability of Connecticut issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder. For information concerning Connecticut Municipal Obligations, see Appendix C to this Statement of Additional Information.


    After a revenue shortfall, which was primarily due to lower personal income tax collections and led Connecticut to experience a deficit in fiscal year 2002-2003, the State implemented several tax increases and spending reductions. The increased taxes and economic improvements have led to higher State revenues in fiscal year 2003-2004 and higher revenue projections in fiscal year 2004-2005. Though the State has taken actions to eliminate its budget deficit, there is no assurance that Connecticut will not experience budget deficits in these and future periods.


    The summary set forth in Appendix C is included for the purpose of providing a general description of the State of Connecticut credit and financial conditions, is based on information from statements of issuers of Connecticut Municipal Obligations and does not purport to be complete. The Trust is not responsible for the accuracy or timeliness of this information.

RISK FACTORS AFFECTING INVESTMENT IN NEW YORK MUNICIPAL OBLIGATIONS

    New York Tax Free Reserves intends to invest a high proportion of its assets in Municipal Obligations of the State of New York and its political subdivisions, municipalities, agencies, instrumentalities and public authorities. Payment of interest and preservation of principal is dependent upon the continuing ability of New York issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder.


    The September 11th terrorist attack had a devastating impact on the New York economy. New York City is still recovering from the severity of the blow. However, there is evidence that the State economy may have emerged from recession. The State economy has added about 70,000 private sector jobs since August 2003.

    The State has a comparatively large share of the nation's financial activities, information, education, and health services employment, and a very small share of the nation's farming and mining activity. Accordingly, a weaker performance within the financial sector than is currently projected could have a more significant impact on the State than on the nation as a whole.

    The State has projected potential budget gaps of $5 billion to $8 billion for fiscal years 2005-2006 and 2006-2007. To help reduce these gaps and the potential imbalance of $434 million in the 2004-2005 fiscal year, the State has implemented a Fiscal Management Plan. However, the implementation of the plan is no assurance that New York will not continue to experience budget deficits in the current and future fiscal years.


    For further information concerning New York Municipal Obligations, see Appendix D to this Statement of Additional Information. The summary set forth above and in Appendix D is included for the purpose of providing a general description of New York State and New York City credit and financial conditions, is based on information from statements of issuers of New York Municipal Obligations and does not purport to be complete. The Trust is not responsible for the accuracy or timeliness of this information.

CERTAIN ADDITIONAL RISK FACTORS AFFECTING THE TAX FREE FUNDS


    Each of the Tax Free Funds may invest a portion of its assets in the obligations of the governments of Puerto Rico and other U.S. territories and their political subdivisions. Payment of interest and preservation of principal is dependent upon the continuing ability of such issuers and/or obligors of territorial, municipal and public authority debt obligations to meet their obligations thereunder. The sources of payment for such obligations and the marketability thereof may be affected by financial and other difficulties experienced by such issuers. For further information concerning obligations of the government of Puerto Rico, see Appendix E to this Statement of Additional Information.


STRUCTURED INSTRUMENTS

    Each of the Funds and Portfolios may invest in structured instruments. Structured instruments are money market instruments that have been structured to meet the regulatory requirements for investment by money market funds, typically by a bank, broker-dealer or other financial institution. They generally consist of a trust or partnership through which a fund holds an interest in one or more underlying bonds or other debt obligations coupled with a conditional right to sell ("put") the fund's interest in the underlying bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). With respect to tax-exempt instruments, the instrument is typically structured as a trust or partnership which provides for pass-through tax-exempt income. Structured instruments in which a Fund or Portfolio may invest include: (1) "Tender Option Bonds", which are instruments which grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products", in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty who agrees to pay a floating money market interest rate; and (3) "Partnerships", which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement.

    Structured instruments may be considered to be derivatives. Derivatives raise certain tax, legal, regulatory and accounting issues which may not be presented by direct investments in debt obligations. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of a Fund or Portfolio. For example, with respect to tax-exempt instruments, the tax-exempt treatment of the interest paid to a Fund or Portfolio is premised on the legal conclusion that the holders of such instruments have an ownership interest in the underlying bonds. While a Fund or Portfolio may rely on an opinion of legal counsel to the effect that the income from each such instrument is tax-exempt to the same extent as the underlying bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such derivative products would be deemed taxable.

REPURCHASE AGREEMENTS

    Each of the Funds and Portfolios (other than U.S. Treasury Reserves and U.S. Treasury Reserves Portfolio, which may not invest in repurchase agreements except in unusual circumstances when, in the Manager's judgment, direct U.S. Treasury obligations are not available) may invest its assets in repurchase agreements only with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. government securities. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. All repurchase agreements entered into by the Funds shall be fully collateralized at all times during the period of the agreement in that the value of the underlying security shall be at least equal to the amount of the loan, including the accrued interest thereon, and the Fund or its custodian or sub-custodian shall have control of the collateral, which the Manager believes will give the applicable Fund a valid, perfected security interest in the collateral. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The Manager believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Funds. Repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by the Funds. A Fund will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held by the Fund exceed 10% of the Fund's total net assets. Repurchase agreements are also subject to the same risks described herein with respect to stand-by commitments.

LENDING OF SECURITIES

    Consistent with applicable regulatory requirements and in order to generate income, each of the Funds and Portfolios may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral received by a Fund or a Portfolio would be invested in high quality short-term instruments. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, a Fund or Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and, with respect to cash collateral, would receive any income generated by the Fund's or Portfolio's investment of the collateral (subject to a rebate payable to the borrower). The borrower alternatively may pay the Fund or Portfolio a fee for use of the borrowed securities. The Fund or Portfolio would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Manager to be of good standing, and when, in the judgment of the Manager, the consideration which can be earned currently from loans of this type justifies the attendant risk. In addition, a Fund or Portfolio could suffer loss if the borrower terminates the loan and the Fund or Portfolio is forced to liquidate investments in order to return the cash collateral to the buyer. If the Manager determines to make loans, it is not intended that the value of the securities loaned by a Fund or Portfolio would exceed 33 1/3% of the value of its net assets.

PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS

    Each Fund and Portfolio may invest up to 10% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund or Portfolio to sell them promptly at an acceptable price.

                           INVESTMENT RESTRICTIONS

    The Funds and the Portfolios each have adopted the following policies which may not be changed with respect to a Fund or a Portfolio, as the case may be, without approval by holders of a majority of the outstanding voting securities of the Fund or Portfolio, which as used in this Statement of Additional Information means the vote of the lesser of (i) voting securities representing 67% or more of the voting power of the Fund or Portfolio present at a meeting at which the holders of voting securities representing more than 50% of the voting power of the Fund or Portfolio are present or represented by proxy, or (ii) voting securities representing more than 50% of the voting power of the Fund or Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

    Whenever a Fund is requested to vote on a change in the investment restrictions or fundamental policies of a Portfolio in which the Fund invests, the Fund will generally call a meeting of its shareholders and will vote its shares in the Portfolio in accordance with instructions it receives from its shareholders. To the extent it does not receive instructions from its shareholders, a Fund will vote its shares in the Portfolio in the same proportion as the vote of the shareholders who do give voting instructions. Alternatively, without seeking instructions from its shareholders, a Fund could vote its shares in the Portfolio in proportion to the vote of all other investors in the Portfolio.

    A Fund or Portfolio may not:

        (1) borrow money except to the extent such borrowing is not prohibited by the 1940 Act and exemptive orders granted under such Act.

        (2) underwrite securities issued by other persons, except that all or any portion of the assets of the Fund or Portfolio may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund or Portfolio may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a portfolio security.

        (3) purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, futures contracts and forward contracts) in the ordinary course of its business. The Fund or Portfolio reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, futures contracts and forward contracts) acquired as a result of the ownership of securities.

        (4) issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contract and futures contract and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

        (5) make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

        (6) purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, except that each Fund, other than U.S. Treasury Reserves, and each Portfolio other than U.S. Treasury Reserves Portfolio, may invest at least 25% of its assets in bank obligations issued by domestic banks, including, with respect to each of Tax Free Reserves, California Tax Free Reserves, Connecticut Tax Free Reserves, New York Tax Free Reserves and Tax Reserves Portfolio, bank participation interests in municipal obligations.

    As a fundamental policy, under normal market conditions, each Tax Free Fund invests at least 80% of its assets in municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax, and with respect to each of California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves, that is also exempt from California, Connecticut and New York State and City personal income taxes, respectively.

    As an operating policy, no Fund may invest more than 10% of its net assets (taken at market value) in illiquid or restricted securities (meaning securities which cannot be sold within seven days at the value carried on the Fund's books).

    For purposes of the investment restrictions described above, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of principal of and interest on the security. If, however, the creating government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a letter of credit, such a guarantee or letter of credit may, in accordance with applicable SEC rules, be considered a separate security and treated as an issue of such government, other entity or bank.

    If a percentage restriction or a rating restriction (other than a restriction as to borrowing) on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in circumstances is not considered a violation of policy.


                     3. DETERMINATION OF NET ASSET VALUE

    The net asset value of each share of each class of the Funds is determined on each day on which the New York Stock Exchange is open for trading. This determination is normally made once during each such day as of 4:00 p.m., Eastern time, for Cash Reserves, 2:00 p.m., Eastern time, for U.S. Treasury Reserves, and 12:00 noon, Eastern time, for the other Funds. Net asset value is calculated for each class of a Fund by dividing the value of the Fund's net assets (i.e., the value of its assets attributable to a class, including its investment in its underlying Portfolio, if any, less its liabilities, including expenses payable or accrued) by the number of the shares of the class outstanding at the time the determination is made. On days when the financial markets in which a Fund invests close early, such Fund's net asset value is determined as of the earlier close of these markets. As of the date of this Statement of Additional Information, the Exchange is normally open for trading every weekday except in the event of an emergency or for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It is anticipated that the net asset value of each share of each Fund will remain constant at $1.00 and, although no assurance can be given that they will be able to do so on a continuing basis, as described below, the Funds and Portfolios employ specific investment policies and procedures to accomplish this result.


    The value of a Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the corresponding Fund is determined. The net asset value of a Fund's investment in the corresponding Portfolio is equal to the Fund's pro rata share of the total investment of the Fund and of other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities.

    The securities held by a Fund or Portfolio are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the securities held by the Fund or Portfolio to deviate more than 1/2 of 1% from their value determined on the basis of amortized cost, the applicable Board of Trustees will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price the Fund or Portfolio would receive if the instrument were sold.

    Pursuant to the rules of the SEC, the Funds' and the Portfolios' Trustees have established procedures to stabilize the value of the Funds' and Portfolios' net assets within 1/2 of 1% of the value determined on the basis of amortized cost. These procedures include a review of the extent of any such deviation of net asset value, based on available market rates. Should that deviation exceed 1/2 of 1% for a Fund or Portfolio, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to investors in the Fund or Portfolio. Such action may include withdrawal in kind, selling securities prior to maturity and utilizing a net asset value as determined by using available market quotations. The Funds and Portfolios maintain a dollar-weighted average maturity of 90 days or less, do not purchase any instrument with a remaining maturity greater than 397 days or, subject to a repurchase agreement having a duration of greater than 397 days, limit their investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are determined by the Manager to present minimal credit risks and comply with certain reporting and recordkeeping procedures. The Funds and Portfolios also have established procedures to ensure that securities purchased meet high quality criteria. (See "Investment Objectives, Policies and Restrictions -- Investment Policies.")

    Because of the short-term maturities of the portfolio investments of each Fund, the Funds do not expect to realize any material long-term capital gains or losses. Any net realized short-term capital gains will be declared and distributed to the Funds' shareholders annually after the close of each Fund's fiscal year. Distributions of short-term capital gains are taxable to shareholders as described in "Certain Additional Tax Matters." Any realized short-term capital losses will be offset against short-term capital gains or, to the extent possible, utilized as capital loss carryover. Each Fund may distribute short-term capital gains more frequently then annually, reduce shares to reflect capital losses or make distributions of capital if necessary in order to maintain the Fund's net asset value of $1.00 per share.

    It is expected that each Fund (and each class of a Fund) will have a positive net income at the time of each determination thereof. If for any reason a Fund's or a class' net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, or if a Fund's expenses exceeded its income, the Fund would first offset the negative amount with respect to each shareholder account in that Fund or class from the dividends declared during the month with respect to those accounts. If and to the extent that negative net income exceeds declared dividends at the end of the month, the Fund would reduce the number of outstanding Fund shares of that Fund or class by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the shareholder's account which represents the shareholder's share of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by investment in the Fund.


        4.  ADDITIONAL INFORMATION ON THE PURCHASE AND SALE OF SHARES


    Each Fund offers Class N shares and Citi Connecticut Tax Free Reserves offers two additional classes, Smith Barney Connecticut Money Market Portfolio -- Class A and Class Y shares.

    Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees if applicable, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share and dividends per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.

    Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses, and proxy statements to current shareholders of a specific class of shares, (iii) SEC and state securities registration fees incurred by a specific class, (iv) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (v) litigation or other legal expenses relating to a specific class of shares, (vi) accounting expenses relating to a specific class of shares and (vii) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

    When you place purchase orders, please specify what class you are eligible for. If you own shares of more than one class in the Fund, and want to sell shares, you should specify which class of shares you wish to sell.

CLASS N SHARES

    o All Cash Reserves shares held prior to January 4, 1999 have been redesignated Class N shares, and all shares of the other Funds held prior to July 14, 2000 have been redesignated Class N shares.

    o Class N shares may be purchased from the Distributor or from Service
      Agents.

    o Class N shares are sold at net asset value without an initial sales charge. There are no fees or deferred sales charges when you sell your shares.

    o Class N shares may pay up to 0.25% of the average daily net assets represented by Class N shares to compensate the Funds' Distributor for its distribution services, to compensate Service Agents or others in respect of the sale of shares of the Funds, and to make payments for advertising, marketing or other promotional activity.

SMITH BARNEY CONNECTICUT MONEY MARKET PORTFOLIO SHARES

    In addition to Class N shares, Citi Connecticut Tax Free Reserves offers Smith Barney Connecticut Money Market Portfolio -- Class A and Class Y shares.

    o Class A shares are sold at net asset value without an initial sales charge. Class A shares may pay distribution and service fees of up to 0.10% of the average daily net assets represented by Class A shares.

    o Class Y shares are sold without an initial sales charge or deferred sales charge and are available only to investors investing a minimum of $15,000,000. Class Y shares are not subject to distribution or service fees.

    Investors may purchase shares from a Service Agent. In addition, certain investors purchasing through certain Service Agents, may purchase shares directly from the Fund. When purchasing shares of the Fund, investors must specify which class is being purchased. Service Agents may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at PFPC Global Fund Services, Inc. ("PFPC" or "sub-transfer agent") are not subject to a maintenance fee.

    Investors in Class A shares may open an account in the Fund by making an initial investment of at least $1,000. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for Class A and Class Y. There are no minimum investment requirements for Class A shares for employees of Citigroup, Inc. and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a Unit Investment Trust ("UIT") sponsored by Salomon Smith Barney, and Directors/Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the sub-transfer agent. Share certificates for Class A and Class Y shares are issued only upon a shareholder's written request to the sub-transfer agent.

LETTER OF INTENT -- CLASS Y SHARES.

    A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the Fund and agree to purchase a total of $15,000,000 of Class Y shares of the Fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.10%) and expenses applicable to the Fund's Class A shares. Please contact a Service Agent or Citicorp Trust Bank, fsb (the "Transfer Agent") for further information.

DEFERRED SALES CHARGE PROVISIONS -- CLASS A SHARES.

    "Deferred Sales Charge Shares" are Class A shares acquired by exchange from another Smith Barney fund subject to a deferred sales charge. A deferred sales charge of 1.00% may be imposed on certain redemptions of these shares if redeemed within 12 months of purchase.

    Any applicable deferred sales charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred Sales Charge Shares that are redeemed will not be subject to a deferred sales charge to the extent the value of such shares represents: (a) capital appreciation of Fund assets; or
(b) reinvestment of dividends or capital gain distributions.

    In determining the applicability of any contingent deferred sales charge ("CDSC"), it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gains distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that Deferred Sales Charge Shares acquired through an exchange have been held will be calculated from the date the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any deferred sales charge will be paid to Salomon Smith Barney.

WAIVERS OF DEFERRED SALES CHARGE.

    The deferred sales charge on the Deferred Sales Charge Shares will be waived on: (a) exchanges (see "Exchanges"); (b) redemptions of shares within 12 months following the death or disability of the shareholder; (c) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (d) involuntary redemptions; and (e) redemptions of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

    Deferred sales charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the Transfer Agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

EXCHANGES

    The exchange privilege enables shareholders to acquire shares of the same class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Service Agent.

    Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable CDSC, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. The Fund reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

    CLASS N SHARES

    o Class N shares of the Funds may be exchanged for shares of any other Fund offered in the no-load family of CitiFunds.

    o The exchange privilege for Class N shares may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

    SMITH BARNEY CONNECTICUT MONEY MARKET PORTFOLIO SHARES

    o Class A and Class Y shares of the Fund may be exchanged for shares of the same class of another Smith Barney Mutual Fund, if available.

    o Class A shares of the Fund will be subject to the appropriate sales charge upon the exchange of such shares for Class A shares of another fund of the Smith Barney Mutual Funds sold with a sales charge.

    o Class Y shareholders of the Fund who wish to exchange all or a portion of their Class Y shares for Class Y shares in certain Smith Barney Mutual Funds may do so without imposition of any charge.

Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. The Manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, the Fund may, in its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

ADDITIONAL PURCHASE AND SALE INFORMATION

    CLASS N SHARES

    Shareholders may redeem Class N shares by sending written instructions in proper form to the Funds' sub-transfer agent or, if you hold your shares through a Service Agent, to your Service Agent. Shareholders may redeem or exchange Class N shares by telephone, if their account applications so permit. Signature guarantees may be required under certain circumstances.

SMITH BARNEY CONNECTICUT MONEY MARKET PORTFOLIO SHARES

    A shareholder may redeem Smith Barney Connecticut Money Market Portfolio -- Class A and Class Y shares by contacting his or her Service Agent.

    If the Class A or Class Y shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the sub-transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request with respect to Class A or Class Y shares in excess of $10,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the sub-transfer agent receives all required documents in proper form.

GENERAL

    During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone redemption. In such an event, another method of instruction, if available, such as a written request sent via an overnight delivery service, should be considered. The Funds and each Service Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a shareholder's identity by asking for the shareholder's name, address, telephone number, Social Security number, account number, or password identification number. If these or other reasonable procedures are not followed, the Fund or the Service Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholders will bear all risk of loss relating to a redemption or exchange by telephone.

SALE OF SHARES

    Subject to compliance with applicable regulations, the Funds and the Portfolios have each reserved the right to pay the redemption price of shares of the Funds or beneficial interests in the Portfolios, either totally or partially, by a distribution in kind of securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares or beneficial interests being sold. If a holder of shares or beneficial interests received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.

    The Funds and the Portfolios may suspend the right of redemption or postpone the date of payment for shares of a Fund or beneficial interests in a Portfolio more than seven days during any period when (a) trading in the markets the Fund or Portfolio normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's or Portfolio's investments or determination of its net asset value not reasonably practicable; (b) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

INVOLUNTARY REDEMPTION OF SHARES

    The Trustees may cause a shareholder's shares to be redeemed under certain circumstances, including in order to eliminate small accounts for administrative efficiencies and cost savings, to protect the tax status of a Fund if necessary and to eliminate ownership of shares by a particular shareholder when the Trustees determine, pursuant to adopted policies, that the particular shareholder's ownership is not in the best interests of the other shareholders of that Fund (for example, in the case of a market timer). See "Description of Shares, Voting Rights and Liabilities."


                    5. DEALER COMMISSIONS AND CONCESSIONS


    From time to time, the Funds' Distributor or the Manager, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers that sell or arrange for the sale of shares of the Funds. Such concessions provided by the Funds' Distributor or the Manager may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more Funds, and/or other dealer-sponsored events. From time to time, the Funds' Distributor or Manager may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.


                                6. MANAGEMENT

    Each Fund and Portfolio is supervised by a Board of Trustees. In each case, at least 75% of the Trustees are not affiliated with the Manager. The Trustees and Officers of the Trust, their ages, their principal occupations during the past five years (their titles may have varied during that period), the number of investment companies associated with Citigroup Inc. ("Citigroup") the Trustees oversee, and other directorships they hold are set forth below. The address of each Trustee is 399 Park Avenue, New York, New York 10022. The address for Mr. Shoup and Ms. Guggino, officers of the Trust, is 125 Broad Street, New York, New York 10004. The address for all other officers is 300 First Stamford Place, Stamford, Connecticut 06902. Each Trustee and Officer holds office for his or her lifetime unless that individual resigns, retires, or is otherwise removed.


    An asterisk in the table below identifies those Trustees and Officers who are "interested persons" of the Trust, as defined in the 1940 Act. Each Trustee and Officer of the Trust noted as an interested person is interested by virtue of that individual's position with Citigroup or its affiliates described in the table below.



                                                                                          NUMBER OF         OTHER BOARD
                                                                                        PORTFOLIOS IN       MEMBERSHIPS
                              POSITION(s)        LENGTH                                  FUND COMPLEX         HELD BY
NAME, ADDRESS AND              HELD WITH         OF TIME     PRINCIPAL OCCUPATION(s)      OVERSEEN BY       TRUSTEE DURING
DATE OF BIRTH                     FUND           SERVED      DURING PAST FIVE YEARS        TRUSTEE        PAST FIVE YEARS
-----------------             ----------        -------      ----------------------     --------------    ---------------

NON-INTERESTED TRUSTEES:
Elliott J. Berv               Trustee         Since 2001    Executive Vice President          37      Board Member, American
c/o R. Jay Gerken                                           and Chief Operations                      Identity Corp. (doing
Citigroup Asset Management                                  Officer, DigiGym Systems                  business as Morpheus
399 Park Avenue                                             (on-line personal training                Technologies) (biometric
New York, NY 10022                                          systems) (since 2001);                    information management)
Born April 30, 1943                                         Consultant, Catalyst                      (since 2001; consultant
                                                            (consulting) (since 1984);                since 1999); Director,
                                                            Director, Alzheimer's                     Lapoint Industries
                                                            Association (New England                  (industrial filter
                                                            Charter) (since 1998);                    company) (since 2002).
                                                            Director, Alzheimer's
                                                            Association (New England
                                                            Chapter) (since 1998);
                                                            Board Member, Savannah
                                                            Music Festival.

Donald M. Carlton             Trustee         Since 2001    Consultant, URS                   32      Director, Temple-Inland
c/o R. Jay Gerken                                           Corporation (engineering)                 (forest products) (since
Citigroup Asset Management                                  (since 1999); former Chief                2003); Director,
399 Park Avenue                                             Executive Officer, Radian                 American Electric Power
New York, NY 10022                                          International L.L.C.                      Co. (electric utility)
Born July 20, 1937                                          (engineering) (from 1996                  (since 1999); Director,
                                                            to 1998); Member of the                   National Instruments
                                                            Management Committee,                     Corp. (technology)
                                                            Signature Science                         (since 1994); former
                                                            (research and development)                Director, Valero Energy
                                                            (since 2000); Director,                   (petroleum refining)
                                                            Crystatech, Inc.                          (from 1999 to 2003).
                                                            (pollution control
                                                            technology) (since 2001).

A. Benton Cocanougher         Trustee         Since 2001    Dean Emeritus and Wiley           32      Former Director, Randall
c/o R. Jay Gerken                                           Professor of Business,                    Foods, Inc. (from 1990
Citigroup Asset Management                                  former Interim Chancellor,                to 1999); former
399 Park Avenue                                             Texas A&M University                      Director, First American
New York, NY 10022                                          System (from 2003 to                      Bank, Texas (from 1994
Born July 6, 1938                                           2004); former Special                     to 1999); former
                                                            Advisor to the President,                 Director, Petrolon, Inc.
                                                            Texas A&M University (from                (from 1991 to 1994);
                                                            2002 to 2003); former Dean                former Director, First
                                                            and Professor of                          City Bank, Bryan, Texas
                                                            Marketing, Mays Graduate                  (from 1988 to 1992).
                                                            School of Business of
                                                            Texas A&M University (from
                                                            1987 to 2001).

Mark T. Finn                  Trustee         Since 2001    Chairman, Chief Executive         37      Former President and
c/o R. Jay Gerken                                           Officer and Owner, Vantage                Director, Delta
Citigroup Asset Management                                  Consulting Group, Inc.                    Financial, Inc.
399 Park Avenue                                             (investment advisory and                  (investment advisory
New York, NY 10022                                          consulting firm) (since                   firm) (from 1983 to
Born May 16, 1943                                           1988; Consultant prior to                 1999).
                                                            1988); Adjunct Professor,
                                                            College of William & Mary
                                                            (since 2002); Principal/
                                                            Member, Balvan Partners
                                                            (investment management)
                                                            (since 2002); former Vice
                                                            Chairman and Chief
                                                            Operating Officer, Lindner
                                                            Asset Management Company
                                                            (mutual fund company)
                                                            (from 1999 to 2001);
                                                            former General Partner and
                                                            Shareholder, Greenwich
                                                            Ventures LLC (investment
                                                            partnership) (from 1996 to
                                                            2001); former President,
                                                            Secretary, and Owner,
                                                            Phoenix Trading Co.
                                                            (commodity trading
                                                            advisory firm) (from 1997
                                                            to 2000).

Stephen Randolph Gross        Trustee         Since 2001    Chief Executive Officer,          37      Director, Andersen
c/o R. Jay Gerken                                           HLB Gross Collins, PC                     Calhoun (assisted
Citigroup Asset Management                                  (accounting firm) (since                  living) (since 1987);
399 Park Avenue                                             1979); Treasurer, Coventry                former Director, Yu
New York, NY 10022                                          Limited, Inc. (since                      Save, Inc. (internet
Born October 8, 1947                                        1985); former Managing                    company) (from 1998 to
                                                            Director, Fountainhead                    2000); former Director,
                                                            Ventures, L.L.C.                          Hotpalm.com, Inc.
                                                            (consulting) (1998 to                     (wireless applications)
                                                            2003); former Treasurer,                  (from 1998 to 2000);
                                                            Hank Aaron Enterprises                    former Director, United
                                                            (fast food franchise)                     Telesis, Inc.
                                                            (from 1985 to 2001);                      (telecommunications)
                                                            former Partner, Capital                   (from 1997 to 2002);
                                                            Investment Advisory                       former Director,
                                                            Partners (consulting)                     ebank.com, Inc. (from
                                                            (from 2000 to 2002);                      1997 to 2004).
                                                            former Secretary, Carint
                                                            N.A. (manufacturing) (from
                                                            1998 to 2002); former
                                                            Chief Operating Officer,
                                                            General Media
                                                            Communications, Inc. (from
                                                            March 2003 to August
                                                            2003).

Diana R. Harrington           Trustee         Since 1992    Professor, Babson College         37      None.
c/o R. Jay Gerken                                           (since 1993); Independent
Citigroup Asset Management                                  Consultant (since 1977).
399 Park Avenue
New York, NY 10022
Born March 25, 1940

Susan B. Kerley               Trustee         Since 1992    Consultant, Strategic             37      Lead Independent
c/o R. Jay Gerken                                           Management Advisors, LLC                  Director, Mainstay Funds
Citigroup Asset Management                                  (investment consulting)                   (formerly Eclipse Funds)
399 Park Avenue                                             (since 1990).                             (currently supervises 12
New York, NY 10022                                                                                    investment companies in
Born August 12, 1951                                                                                  fund complex) (since
                                                                                                      1990).

Alan G. Merten                Trustee         Since 2001    President, George Mason           32      Director, Xybernaut
c/o R. Jay Gerken                                           University (since 1996).                  Corporation (since
Citigroup Asset Management                                                                            2004); Director,
399 Park Avenue                                                                                       Brainbench, Inc. (since
New York, NY 10022                                                                                    2004); Director,
Born December 27, 1941                                                                                Comshare, Inc.
                                                                                                      (information technology)
                                                                                                      (from 1985 to 2003).

R. Richardson Pettit          Trustee         Since 2001    John Duncan Professor of          32      None.
c/o R. Jay Gerken                                           Finance, University of
Citigroup Asset Management                                  Houston (since 1977);
399 Park Avenue                                             Independent Consultant.
New York, NY 10022
Born July 6, 1942

INTERESTED TRUSTEE:
R. Jay Gerken*                Chairman,       Since 2002    Managing Director of        Chairman of             N/A
Citigroup Asset Management    President and                 Citigroup Global Markets    the Board,
399 Park Avenue               Chief                         Inc. ("CGM"); Chairman,     Trustee or
New York, NY 10022            Executive                     President and Chief         Director of
Born April 5, 1951            Officer                       Executive Officer of SBFM,  222 funds in
                                                            Travelers Investment        the Citigroup
                                                            Adviser, Inc. ("TIA") and   fund complex
                                                            Citi Fund Management Inc.
                                                            ("CFM"); President and
                                                            Chief Executive Officer of
                                                            certain mutual funds
                                                            associated with
                                                            Citigroup Inc.
                                                            ("Citigroup"); formerly,
                                                            Portfolio Manager of Smith
                                                            Barney Allocation Series
                                                            Inc. (from 1996 to 2001)
                                                            and Smith Barney Growth
                                                            and Income Fund (from 1996
                                                            to 2001).

OFFICERS:
Andrew Shoup*                 Senior Vice     Since 2003    Director of Citigroup            N/A                N/A
125 Broad Street              President and                 Asset Management ("CAM");
New York, NY 10004            Chief                         Chief Administrative
Born August 1, 1956           Administra-                   Officer of certain mutual
                              tive Officer                  funds associated with
                                                            Citigroup Inc.; Head of
                                                            International Funds
                                                            Administration of
                                                            Citigroup Asset Management
                                                            (from 2001 to 2003);
                                                            Director of Global Funds
                                                            Administration of
                                                            Citigroup Asset Management
                                                            (from 2000 to 2001); Head
                                                            of U.S. Citibank Funds
                                                            Administration of
                                                            Citigroup Asset Management
                                                            (from 1998 to 2000).

Frances Guggino*              Controller      Since 2002    Vice President of CAM            N/A                N/A
125 Broad Street                                            (since 1991); Treasurer
New York, NY 10004                                          and/or Controller of
Born September 8, 1957                                      certain mutual funds
                                                            associated with Citigroup
                                                            (since 1991).

Wendy S. Setnicka*            Controller      Since 2004    Vice President of CGM            N/A                N/A
Citigroup Asset Management                                  (since 1997); Controller
125 Broad Street                                            of certain mutual funds
New York, NY 10004                                          associated with Citigroup;
Born June 30, 1964                                          Assistant Controller of
                                                            CAM (from 2002 to 2004)

Robert I. Frenkel*            Secretary       Since 2000    Managing Director and            N/A                N/A
Citigroup Asset Management    Chief Legal     Since 2003    General Counsel, Global
300 First Stamford Place      Officer                       Mutual Funds for CAM
Stamford, CT 06902                                          (since 1994); Secretary of
Born December 12, 1954                                      Citi Fund Management Inc.;
                                                            Secretary of certain
                                                            mutual funds associated
                                                            with Citigroup; Chief
                                                            Legal Officer of certain
                                                            mutual funds associated
                                                            with Citigroup.

Andrew Beagley*               Chief           Since 2004    Chief Anti-Money                 N/A                N/A
Citigroup Asset Management    Compliance                    Laundering Compliance
399 Park Avenue               Officer                       Officer and Chief
New York, NY 10022            Chief Anti-     Since 2002    Compliance Officer of
Born October 9, 1962          Money                         certain mutual funds
                              Laundering                    associated with Citigroup;
                              Compliance                    Director, Citigroup Global
                              Officer                       Markets (since 2000);
                                                            Director of Compliance,
                                                            North America, of CAM
                                                            (since 2000); Director of
                                                            Compliance, Europe, the
                                                            Middle East and Africa, of
                                                            CAM (from 1999 to 2000);
                                                            Compliance Officer,
                                                            Salomon Brothers Asset
                                                            Management Limited, Smith
                                                            Barney Global Capital
                                                            Management Inc., Salomon
                                                            Brothers Asset Management
                                                            Asia Pacific Limited (from
                                                            1997 to 1999).

Thomas C. Mandia*             Assistant       Since 2000    Director and Deputy              N/A                N/A
Citigroup Asset Management    Secretary                     General Counsel of CAM
300 First Stamford Place                                    (since 1992); Assistant
Stamford, CT 06902                                          Secretary of certain
Born February 27, 1962                                      mutual funds associated
                                                            with Citigroup.

Rosemary D. Emmens*           Assistant       Since 2000    Vice President and               N/A                N/A
Citigroup Asset Management    Secretary                     Associate General Counsel
300 First Stamford Place                                    of CAM (since 1998);
Stamford, CT 06902                                          Assistant Secretary of
Born October 29, 1969                                       certain mutual funds
                                                            associated with Citigroup.

Harris Goldblat*              Assistant       Since 2000    Associate General Counsel        N/A                N/A
Citigroup Asset Management    Secretary                     of CAM (since 2000);
300 First Stamford Place                                    Assistant Secretary of
Stamford, CT 06902                                          certain mutual funds
Born November 4, 1969                                       associated with Citigroup;
                                                            Associate, Stroock &
                                                            Stroock & Lavan LLP (from
                                                            1997 to 2000).

Joseph Volpe*                 Assistant       Since 2002    Vice President of CAM            N/A                N/A
Citigroup Asset Management    Treasurer                     (since 1992); Assistant
300 First Stamford Place                                    Controller of certain
Stamford, CT 06902                                          mutual funds associated
Born April 16, 1962                                         with Citigroup.

Kaprel Ozsolak*               Assistant       Since 2004    Vice President of CGM;           N/A                N/A
Citigroup Asset Management    Treasurer                     Assistant Treasurer of
125 Broad Street                                            certain mutual funds
New York, NY 10004                                          associated with Citigroup.
Born October 26, 1965

Susan C. Curry*               Assistant       Since 2004    Director of Tax - US Funds       N/A                N/A
Citigroup Asset Management    Treasurer                     Administration of CAM
125 Broad Street                                            (since 2004); Assistant
New York, NY 10004                                          Treasurer of certain
Born December 30, 1966                                      mutual funds associated
                                                            with Citigroup; Partner
                                                            (from 2001 to 2004) and
                                                            Senior Manager (from 1997
                                                            to 2004) with Deloitte &
                                                            Touche LLP

Matthew Plastina*             Assistant       Since 2004    Assistant Vice President         N/A                N/A
Citigroup Asset Management    Controller                    of CAM (since 1999);
125 Broad Street                                            manager then Assistant
New York, NY 10004                                          Controller of certain
Born June 9, 1970                                           mutual funds associated
                                                            with Citigroup

Kim Daly*                     Assistant       Since 2004    Assistant Vice President         N/A                N/A
Citigroup Asset Management    Controller                    of CAM (since 1996);
125 Broad Street                                            Manager then Assistant
New York, NY 10004                                          Controller of certain
Born November 16, 1966                                      mutual funds associated
                                                            with Citigroup.

Marisel Class*                Assistant       Since 2004    Vice President of CAM            N/A                N/A
Citigroup Asset Management    Controller                    (since 1999); Manager then
125 Broad Street                                            Assistant Controller of
New York, NY 10004                                          certain mutual funds
Born June 28, 1961                                          associated with Citigroup.

    The business affairs of the Funds are managed by or under the direction of the Board of Trustees.

    The Board of Trustees has a standing Audit Committee comprised of all of the Trustees who are not "interested persons" of the Funds within the meaning of the 1940 Act. The Audit Committee oversees the scope of each Fund's audit, each Fund's accounting and financial reporting policies and practices and its internal controls. The Audit committee approves, and recommends to the Non-Interested Trustees for their ratification, the selection, appointment, retention or termination of the Funds' independent registered public accounting firm and approves the compensation. The Audit Committee also approves all audit and permissible non-audit services provided to each Fund by the independent registered public accounting firm and all permissible non-audit services provided by the Funds' independent registered public accounting firm to its Manager and any affiliated service providers if the engagement related directly to the Funds' operations and financial reporting. During the most recent fiscal year, the Audit Committee met 5 times.

    The Board of Trustees also has a standing Governance Committee. All Trustees who are not "interested persons" of the Funds are members of the Governance Committee. The Governance Committee is responsible for, among other things, recommending candidates to fill vacancies on the Board. The Governance Committee met 4 times during the fiscal year ended August 31, 2004. The Governance Committee does not have a procedure to consider nominees recommended by shareholders.

    The following table shows the amount of equity securities owned by the Trustees in the Funds and in other investment companies associated with Citigroup (the "Fund Complex") supervised by the Trustees as of December 31, 2003.

                                                                         DOLLAR RANGE OF EQUITY SECURITIES
                                                   -------------------------------------------------------------------------------
                                                                         U.S. TREASURY                         CALIFORNIA TAX FREE
                NAME OF TRUSTEE                     CASH RESERVES          RESERVES         TAX FREE RESERVES        RESERVES
                ---------------                     -------------        -------------      -----------------  --------------------
DISINTERESTED TRUSTEES
Elliott J. Berv                                         None                 None                 None                 None
Donald M. Carlton                                      (None)               (None)               (None)               (None)
A. Benton Cocanougher                                   None                 None                 None                 None
Mark T. Finn                                            None                 None                 None                 None
Stephen Randolph Gross                                  None                 None                 None                 None
Diana R. Harrington                                     None                 None                 None                 None
Susan B. Kerley                                         None                 None                 None                 None
Alan G. Merten                                          None                 None                 None                 None
R. Richardson Pettit                                    None                 None                 None                 None

INTERESTED TRUSTEE
R. Jay Gerken*                                          None                 None                 None                 None


                                                                          DOLLAR RANGE OF EQUITY SECURITIES
                                                     -----------------------------------------------------------------------------
                                                                                                             AGGREGATE DOLLAR
                                                                                                              RANGE OF EQUITY
                                                                                                             SECURITIES IN ALL
                                                                                                                REGISTERED
                                                                                                           INVESTMENT COMPANIES
                                                                                                                 OVERSEEN
                                                     CONNECTICUT TAX FREE         NEW YORK TAX FREE        BY THE TRUSTEE IN THE
                 NAME OF TRUSTEE                           RESERVES                   RESERVES                 FUND COMPLEX
                 ---------------                     ---------------------        -----------------        ----------------------


DISINTERESTED TRUSTEES
Elliott J. Berv                                              None                       None                 $50,001-$100,000
Donald M. Carlton                                            None                       None                   Over $100,000
A. Benton Cocanougher                                        None                       None                    $1-$10,000
Mark T. Finn                                                 None                       None                    $1-$10,000
Stephen Randolph Gross                                       None                       None                       None
Diana R. Harrington                                          None                       None                    $1-$10,000
Susan B. Kerley                                           $1-$10,000                    None                    $1-$10,000
Alen G. Merten                                               None                       None                    $1-$10,000
R. Richardson Pettit                                         None                       None                  $10,001-$50,000

INTERESTED TRUSTEE
R. Jay Gerken                                                None                       None                   Over $100,000

----------

    Neither the disinterested Trustees nor their family members had any interest in the Manager, the Distributor or any person directly or indirectly controlling, controlled by, or under common control with the Manager or the Distributor, as of December 31, 2003.

    Information regarding compensation paid to the Trustees for the fiscal year ended August 31, 2004 is set forth below. Mr. Gerken is not compensated for his service as Trustee because of his affiliation with the Manager.

    Each Fund in the Citigroup Fund complex pays a pro rata share of Trustee fees based upon asset size. The Funds currently pay each of the Trustees who is not a director, officer or employee of the manager or any of its affiliates its pro rata share of: an annual fee of $45,000 plus $7,500 for each Board of Trustees meeting attended, $2,500 for each special board meeting attended, and $100 for each telephonic board meeting in which that Trustee participates. In addition, each Trustee who is not a director, officer or employer of the Manager or any of its affiliates and who acts as Chairman of any Committee of the Board of Trustees receives an additional $5,000 for acting as Chairman of such Committee. The Funds will reimburse these Trustees for travel and out-of-pocket expenses incurred in connection with Board of Trustees meetings.

TRUSTEE COMPENSATION TABLE

                                                             AGGREGATE          AGGREGATE          AGGREGATE          AGGREGATE
                                          AGGREGATE      COMPENSATION FROM  COMPENSATION FROM  COMPENSATION FROM  COMPENSATION FROM
                                      COMPENSATION FROM    U.S. TREASURY        TAX FREE         CALIFORNIA TAX     CONNECTICUT TAX
TRUSTEE                               CASH RESERVES(1)     RESERVES(1)         RESERVES(1)       FREE RESERVES(1)   FREE RESERVES(1)
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
R. Jay Gerken                              $    0             $    0             $    0             $    0             $    0

DISINTERESTED TRUSTEES
Elliott J. Berv                           $ 38,551            $1,604             $1,719             $  282             $  285
Donald M. Carlton                         $ 39,812            $1,642             $1,758             $  292             $  293
A. Benton Cocanougher                     $ 35,449            $1,464             $1,568             $  262             $  260
Mark T. Finn                              $ 40,138            $1,698             $1,814             $  301             $  305
Stephen Randolph Gross                    $ 40,837            $1,701             $1,821             $  302             $  306
Diana R. Harrington                       $ 38,554            $1,607             $1,722             $  285             $  285
Susan B. Kerley                           $ 48,134            $2,067             $2,173             $  358             $  373
Alan G. Merten                            $ 35,446            $1,461             $1,565             $  258             $  257
C. Oscar Morong, Jr. (2)                  $154,622            $6,506             $1,694             $1,198             $1,359
R. Richardson Pettit                      $ 38,655            $1,612             $1,727             $  286             $  289
Walter E. Robb, III (2)                   $154,622            $6,506             $7,694             $1,198             $1,359

                                                                                                              NUMBER OF
                                                                       PENSION OR            TOTAL            FUNDS IN
                                                     AGGREGATE         RETIREMENT      COMPENSATION FROM       COMPLEX
                                                 COMPENSATION FROM  BENEFITS PAID AS    FUNDS AND FUND       UPON WHICH
                                                 NEW YORK TAX FREE    PART OF FUND      COMPLEX PAID TO     THE TRUSTEES
TRUSTEE                                            RESERVES (1)       EXPENSES (1)       TRUSTEES (3)       SERVED (3)(4)
-----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
R. Jay Gerken                                         $    0              None               None                222

DISINTERESTED TRUSTEES
Elliott J. Berv                                       $1,197              None              $80,000               37
Donald M. Carlton                                     $1,228              None              $82,600               32
A. Benton Cocanougher                                 $1,095              None              $86,200               32
Mark T. Finn                                          $1,267              None              $84,450               37
Stephen Randolph Gross                                $1,270              None              $81,350               37
Diana R. Harrington                                   $1,197              None              $80,208               37
Susan B. Kerley                                       $1,510              None              $80,300               37
Alan G. Merten                                        $1,092              None              $77,800               32
C. Oscar Morong, Jr. (2)                              $4,926               (2)              $99,300               37
R. Richardson Pettit                                  $1,203              None              $82,700               32
Walter E. Robb, III (2)                               $4,926               (2)              $89,600               37

------------
(1) Information is for the fiscal year ended August 31, 2004.
(2) Messrs. Morong and Robb retired as Trustees of the Funds as of December 31, 2003. For additional information on payment of retirement benefits, see the discussion below regarding former Trustees of the Funds.
(3) Information is for the calendar year ended December 31, 2003.
(4) Two of the funds in the Fund Complex were not operational during the calendar year ended December 31, 2003.

    The Trustees of the Funds have adopted a Retirement Plan for all Trustees who are not "interested persons" of the Funds, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age
75. Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years and who have attained at least the age of 67 when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee's retirement. Trustees are first eligible to receive the minimum retirement benefit under the Plan (50% of the maximum benefit) after five years of service and attainment of at least the age of 67. Retirement benefit eligibility increases proportionally with each additional year of service until eligibility for the maximum benefit has been attained. Amounts under the Plan may be paid in twenty equal quarterly installments or, subject to the approval of the disinterested Trustees, in a lump sum (discounted to present value). Benefits under the Plan are unfunded.


    The following table shows the estimated retirement benefit that would be payable under the Plan upon retirement at the specified compensation and years-of-service classifications.

          AVERAGE                                             YEARS OF SERVICE
      COMPENSATION IN          -------------------------------------------------------------------------------
         LAST YEAR                                                                                   10 YEARS
        OF SERVICE             5 YEARS       6 YEARS       7 YEARS       8 YEARS       9 YEARS       OR MORE
      ---------------          ---------  ------------  ------------  ------------  ------------  ------------

          $50,000              $125,000      $150,000      $175,000      $200,000      $225,000      $250,000
          $60,000              $150,000      $180,000      $210,000      $240,000      $270,000      $300,000
          $70,000              $175,000      $210,000      $245,000      $280,000      $315,000      $350,000
          $80,000              $200,000      $240,000      $280,000      $320,000      $360,000      $400,000
          $90,000              $225,000      $270,000      $315,000      $360,000      $405,000      $450,000
         $100,000              $250,000      $300,000      $350,000      $400,000      $450,000      $500,000

    Assuming continuous service as a Trustee of the Funds until the age of mandatory retirement under the Plan, each disinterested Trustee will have achieved at least ten credited years of service and will be eligible for the maximum retirement benefit under the Plan.


    During the fiscal year ended August 31, 2004, former Trustees of the Funds received the following retirement benefits under the Plan: Mr. Riley C. Gilley, an aggregate of $70,000 in 4 quarterly installment payments; Mr. E. Kirby Warren, an aggregate of $70,000 in 4 quarterly installment payments; Mr. William Woods, an aggregate of $60,000 in 4 quarterly installment payments; and each of Mr. C. Oscar Morong, Jr., and Mr. Walter E. Robb, III, a lump sum payment of $325,300. Of the total lump sum payment to each of Mr. Morong and Mr. Robb, the following amounts were paid from the Funds: $7,467 from Cash Reserves; $1,055 from U.S. Treasury Reserves; $1,937 from Tax Free Reserves; $1,090 from California Tax Free Reserves; $1,276 from Connecticut Tax Free Reserves; and $4,478 from New York Tax Free Reserves.

    As of December 1, 2004, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of Cash Reserves: Citigroup Global Markets Inc., 333 West 34th Street, 3rd Floor, New York, NY 10001-2402 (10.59%); Citicorp Mortgage, Inc., Citigroup MS 430, Attn: Reconciliation, 1000 Technology Drive, Saint Charles, MO 63304-2240 (84.60%).

    As of December 1, 2004, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of U.S. Treasury Reserves: Citicorp Mortgage Inc., Citigold MS 430,
Attn: John Malandro - Reconciliation, 1 Court Square, 22nd Floor, Long Island City, NY 11120-0001 (73.18%); Citibank, N.A., Attn: John Malandro, 333 West 34th Street, 3rd Floor, New York, NY 10001-2402 (5.15%); Citigroup Global Markets Inc., 333 West 34th Street, 3rd Floor, New York, NY 10001-2402 (15.24%).

    As of December 1, 2004, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of Tax Free Reserves: Citicorp Mortgage Inc., Citigold MS 430, Attn:
John Malandro - Reconciliation, 1 Court Square, 22nd Floor, Long Island City, NY 11120-0001 (83.71%); Citibank, N.A., Attn: John Malandro, 333 West 34th Street, 3rd Floor, New York, NY 10001-2402 (7.30%); Citigroup Global Markets Inc., 333 West 34th Street, 3rd Floor, New York, NY 10001-2402 (5.58%).

    As of December 1, 2004, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of California Tax Free Reserves: Citicorp Mortgage Inc., Citigold MS 430, Attn: Reconciliation, 1000 Technology Drive, Saint Charles, MO 63304-2240 (11.54%); Citibank, N.A., Attn: John Malandro, 333 West 34th Street, 3rd Floor, New York, NY 10001-2402 (14.28%).

    As of December 1, 2004, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of Class N Shares of Connecticut Tax Free Reserves: (86.80%); Fiduciary Trust International Revenue, Attn: John Conte, 600 Fifth Avenue, New York, NY 10020-2326 (13.19%).

    As of December 1, 2004, the following shareholders were know by the Manager to own or hold of record 5% or more of the outstanding voting securities of Connecticut Tax Free Reserves--Smith Barney Money Market Portfolio Class A Shares: Ashish Bhutani, Euro Account, 100 Clapboard Ridge Road, Greenwich, CT 06830-3433 (11.3073%).

    As of December 1, 2004, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of New York Tax Free Reserves: Citigroup Global Markets Inc., 333 West 34th Street, 3rd Floor, New York, NY 10001-2402 (19.10%); Citicorp Mortgage Inc., Citigold MS 430, Attn: John Malandro - Reconciliation, 1 Court Square, 22nd Floor, Long Island City, NY 11120-0001 (70.37%).

    As of December 1, 2004, the Trustees and Officers as a group owned less than 1% of each class of each Fund.

    The Declaration of Trust of each of the Trust and the Portfolios provides that the Trust or such Portfolio will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust or such Portfolio unless, as to liability to the Trust or such Portfolio or its investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust or such Portfolio. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial type inquiry), by vote of a majority of disinterested Trustees of the Trust or such Portfolio, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Rights to indemnification or insurance cannot be limited retroactively.

    The Declaration of Trust of each of the Trust and the Portfolios further provides that (i) the appointment, designation or identification of a Trustee as a member or chairperson of a committee of the Trustees, an expert on any topic or in any area (including an audit committee financial expert), or the lead independent Trustee, or any other special appointment, designation or identification of a Trustee, shall not impose on that individual any duty, obligation or liability that is greater than the duties, obligations and liability imposed on that person as a Trustee in the absence of the appointment, designation or identification (except with respect to duties expressly imposed pursuant to the by-laws of the Trust or such Portfolio, a committee charter or a Trust or Portfolio policy statement); (ii) no Trustee who has special skills or expertise, or is appointed, designated or identified shall be held to a higher standard of care by virtue thereof and (iii) no appointment, designation or identification of a Trustee shall effect in any way that Trustee's rights to indemnification.

    Officers receive no compensation from the Funds, although they may be reimbursed for reasonable travel expenses for attending meetings of the Board of Trustees.

MANAGER

    The Manager acts as the investment manager to the Portfolios and the Funds pursuant in each case to management agreements (each a "Management Agreement"). Subject to such policies as the Board of Trustees of a Portfolio or a Fund, as applicable, may determine, the Manager manages the securities of and makes investment decisions for each Fund and each Portfolio. Currently, advisory services for Cash Reserves, Tax Free Reserves and U.S. Treasury Reserves are provided through its corresponding Portfolio, but the Manager may, if requested by the Trustees, provide advisory services directly to such Fund. In addition, the Manager provides certain administrative services to the Funds and the Portfolios under the Management Agreements.

    The Manager furnishes at its own expense all services, facilities and personnel necessary in connection with managing investments and effecting securities transactions for each applicable Fund and the Portfolios. The Management Agreements provide that the Manager may delegate the daily management of the securities of a Fund or a Portfolio to one or more subadvisers.


    Unless otherwise terminated, the Management Agreement with respect to a Fund will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Fund's Trustees or by a vote of a majority of the outstanding voting securities of such Fund, and, in either case, by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

    Unless otherwise terminated, the Management Agreement with respect to a Portfolio will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Portfolio's Trustees or by a vote of a majority of the outstanding voting securities of such Portfolio, and, in either case, by a majority of the Trustees of the Portfolio who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

    The Manager provides the Funds and the Portfolios with general office facilities and supervises the overall administration of the Funds and the Portfolios, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the Funds' and the Portfolios' independent contractors and agents; and arranging for the maintenance of books and records of each Fund or Portfolio. Trustees, officers, and investors in the Funds and the Portfolios are or may be or may become interested in the Manager, as directors, officers, employees, or otherwise and directors, officers and employees of the Manager are or may become similarly interested in the Funds and the Portfolios.

    Each Management Agreement provides that the Manager may render services to others. Each Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by a Portfolio or Fund when authorized either by a vote of holders of shares representing a majority of the voting power of the outstanding voting securities of the Portfolio or Fund or by a vote of a majority of the Fund's or Portfolio's Trustees, or by the Manager on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Management Agreement with each Fund and Portfolio provides that neither the Manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the applicable Portfolio or Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement.


    The Prospectus for the Funds contains a description of the fees payable to the Manager for services under the Management Agreement with respect to each Fund. The Manager may reimburse a Fund or Portfolio or waive all or a portion of its management fees.

    In approving the continuation of each Management Agreement with respect to a Fund or a Portfolio, the Board, including the independent Trustees, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory and administrative services provided and any additional benefits received by the Manager or its affiliates in connection with providing services to the Fund, compared the fees charged by the Manager to those paid by similar funds for comparable services, and analyzed the expenses incurred by the Manager with respect to each Fund. The Board also considered each Fund's performance relative to a peer group selected by a third party service provider and to other benchmarks, the expense ratio of each Fund in comparison to other funds, and other factors. The Board considered the quality of the Manager's advisory, administrative and compliance staffs, including additional compliance resources being added. In addition, the Trustees considered information received at regular meetings throughout the year related to Fund performance and Manager services, and benefits potentially accruing to the Manager and its affiliates, from transfer agency, distribution and service relationships with the Manager and/or affiliates of the Manager. The Board also considered other benefits to the Manager including benefits relating to the ability of the Manager to make the Funds available to clients of the Manager together with other financial services offered to clients by the Manager and/or its affiliates.

    After requesting and reviewing such information as they deemed necessary (including additional information provided by the Manager in response to inquiries from the independent Trustees) and after meetings conducted by the independent Trustees without management being present, the Board concluded that the continuation of the Management Agreement was in the best interests of the applicable Fund and its shareholders.

    These conclusions were based upon the Board's determination for each Fund that the Fund's performance (with respect to Class N shares) compared favorably, except as noted below, with other funds in a peer group selected by a third party service provider over one, three and five year periods ending April 30, 2004. For California Tax Free Reserves, the Board noted that while performance for the one year period lagged behind the median, performance for the three and five year periods was just below the median. For New York Tax Free Reserves, the Trustees noted that, although performance lagged behind the median for the one year period and was slightly below the median for the three year period, it was approximately at the median for the five year period. For U.S. Treasury Reserves, the Board noted that while performance was slightly below the median for the one and five year periods, it was approximately at the median for the three year period, and the Board also considered the impact on performance of the Manager's strategy of investing in securities with shorter maturities than the maximum 90 day average weighted maturity permitted by applicable rules of the Securities and Exchange Commission relating to money market funds.

    The Board's conclusions were also based upon its determination for each Fund that contractual management fees and (with respect to Class N shares) actual total expenses after giving effect to waivers and reimbursements compared favorably to the peer group, except as noted below. With respect to Cash Reserves, while contractual management fees exceeded the median for the peer group, actual total expenses of the Fund after waivers and reimbursements were below the median for the peer group. With respect to New York Tax Free Reserves, while contractual management fees and actual total expenses after waivers and reimbursements for the Fund were slightly in excess of the median for the peer group, actual management fees after waivers were slightly below those of the peer group. With respect to Tax Free Reserves, while contractual management fees and actual total expenses exceeded those of the peer group, they were generally consistent with other similar money market funds managed by the Manager and actual management fees after waivers were lower than the median for the peer group. With respect to U.S. Treasury Reserves, while contractual management fees were higher than the median for the peer group, actual management fees after waivers were lower than the median and actual total expenses after waivers and reimbursements were approximately the same as the median for the peer group.

    The Board of each Fund also determined that, while the Manager's profitability with respect to its services for the Fund was substantial, it was not excessive in light of the nature and quality of the services provided by the Manager and the risks borne by the Manager in managing money market funds. The Board recognized that other share classes may have higher expenses and correspondingly lower performance, but recognized that the higher expenses were attributable to the costs associated with the applicable distribution channel. The Board also considered that, although the fee waivers and reimbursements were voluntary, and could be discontinued or modified at any time, Citigroup Asset Management had advised the Board that overall expense ratios of the Fund would not be permitted to increase materially without disclosure to the Board. The independent Trustees were advised by separate independent legal counsel throughout the process.

    CASH RESERVES: For the period from September 1, 2001 to December 31, 2001, the fees paid by Liquid Reserves Portfolio to the Manager under a prior Management Agreement, after waivers, were $11,324,457. For the period from January 1, 2002 to August 31, 2002, the fees paid by Liquid Reserves Portfolio to the Manager under its current Management Agreement, after waivers, were $23,989,622. For the fiscal years ended August 31, 2003 and 2004, the fees paid by Liquid Reserves Portfolio to the Manager under its current Management Agreement, after waivers, were $34,902,447 and $28,690,608 respectively. For the period from January 1, 2002 to August 31, 2002, the fees paid by Cash Reserves to the Manager under its current Management Agreement, after waivers, were $5,295,300. For the fiscal years ended August 31, 2003 and 2004, the fees paid by Cash Reserves to the Manager under its current Management Agreement, after waivers, were $7,080,441 and $6,132,648, respectively. For the period from September 1, 2001 to December 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator, from Cash Reserves under a prior Administrative Services Agreement, after waivers, were $3,083,989. On December 31, 2001, Cash Reserves terminated its Administrative Services Agreement with Smith Barney Fund Management LLC. For the period from September 1, 2001 to December 31, 2001, the fees to Smith Barney Fund Management LLC, a former administrator of Liquid Reserves Portfolio, were voluntarily waived. On December 31, 2001, Liquid Reserves Portfolio terminated its Administrative Services Agreement with Smith Barney Fund Management LLC.

    U.S. TREASURY RESERVES: For the period from September 1, 2001 to December 31, 2001, the fees paid by U.S. Treasury Reserves Portfolio to the Manager under a prior Management Agreement, after waivers, were $395,703. For the period from January 1, 2002 to August 31, 2002, the fees paid by U.S. Treasury Reserves Portfolio to the Manager under its current Management Agreement, after waivers, were $793,098. For the fiscal years ended August 31, 2003 and 2004, the fees paid by U.S. Treasury Reserves Portfolio to the Manager under its current Management Agreement, after waivers, were $1,231,929 and $1,077,844, respectively. For the period from January 1, 2002 to August 31, 2002, the fees paid by U.S. Treasury Reserves to the Manager under its current Management Agreement, after waivers, were $872,084. For the fiscal years ended August 31, 2003 and 2004, the fees paid by U.S. Treasury Reserves to the Manager under its current Management Agreement, after waivers, were $874,407 and $749,570 respectively. For the period from September 1, 2001 to December 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator, from U.S. Treasury Reserves under a prior Administrative Services Agreement, after waivers, were $334,775. On December 31, 2001, U.S. Treasury Reserves terminated its Administrative Services Agreement with Smith Barney Fund Management LLC. For the period from September 1, 2001 to December 31, 2001, the fees to Smith Barney Fund Management LLC, a former administrator of U.S. Treasury Reserves Portfolio, under a prior Administrative Services Agreement, were voluntarily waived. On December 31, 2001, U.S. Treasury Reserves Portfolio terminated its Administrative Services Agreement with Smith Barney Fund Management LLC.

    TAX FREE RESERVES: For the period September 1, 2001 to December 31, 2001, the fees paid by Tax Free Reserves Portfolio to the Manager under a prior Management Agreement, after waivers, were $375,406. For the period from January 1, 2002 to August 31, 2002, the fees paid by Tax Free Reserves Portfolio to the Manager under its current Management Agreement, after waivers, were $1,102,565. For the fiscal years ended August 31, 2003 and 2004, the fees paid by Tax Free Reserves Portfolio to the Manager under its current Management Agreement, after waivers, were $1,739,474 and $1,959,899, respectively. For the period from January 1, 2002 to August 31, 2002, the fees paid by Tax Free Reserves to the Manager under its current Management Agreement, after waivers, were $769,062. For the fiscal years ended August 31, 2003 and 2004, the fees paid by Tax Free Reserves to the Manager under its current Management Agreement, after waivers, were $1,087,802 and $961,876, respectively. For the period from September 1, 2001 to December 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator, from Tax Free Reserves under a prior Administrative Services Agreement, after waivers, were $268,255. On December 31, 2001, Tax Free Reserves terminated its Administrative Services Agreement with Smith Barney Fund Management LLC. For the period from September 1, 2001 to December 31, 2001, the fees to Smith Barney Fund Management LLC, a former administrator of Tax Free Reserves Portfolio, under a prior Administrative Services Agreement were voluntarily waived. On December 31, 2001, Tax Free Reserves Portfolio terminated its Administrative Services Agreement with Smith Barney Fund Management LLC.

    CALIFORNIA TAX FREE RESERVES: For the period from September 1, 2001 to December 31, 2001, the fees paid by California Tax Free Reserves to the Manager under a prior Management Agreement, after waivers, were $128,047. For the period from January 1, 2002 to August 31, 2002, the fees paid by California Tax Free Reserves to the Manager under the current Management Agreement, after waivers, were $656,863. For the fiscal years ended August 31, 2003 and 2004, the fees paid by California Tax Free Reserves to the Manager under its current Management Agreement, after waivers, were $966,037 and $823,875, respectively. For the period from September 1, 2001 to December 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator, from California Tax Free Reserves under a prior Administrative Services Agreement, after waivers, were $180,318. On December 31, 2001, California Tax Free Reserves terminated its Administrative Services Agreement with Smith Barney Fund Management LLC.

    CONNECTICUT TAX FREE RESERVES: For the period from September 1, 2001 to December 31, 2001, the fees paid by Connecticut Tax Free Reserves to the Manager under a prior Management Agreement, after waivers, were $96,147. For the period from January 1, 2002 to August 31, 2002, the fees paid by Connecticut Tax Free Reserves to the Manager under the current Management Agreement, after waivers, were $499,052. For the fiscal years ended August 31, 2003 and 2004, the fees paid by Connecticut Tax Free Reserves to the Manager under its current Management Agreement, after waivers, were $779,976 and $1,198,473, respectively. For the period from September 1, 2001 to December 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator, from Connecticut Tax Free Reserves under a prior Administrative Services Agreement, after waivers, were $138,062. On December 31, 2001, Connecticut Tax Free Reserves terminated its Administrative Services Agreement with Smith Barney Fund Management LLC.

    NEW YORK TAX FREE RESERVES: For the period from September 1, 2001 to December 31, 2001, the fees paid by New York Tax Free Reserves to the Manager under a prior Management Agreement, after waivers, were $730,067. For the period from January 1, 2002 to August 31, 2002, the fees paid by New York Tax Free Reserves to the Manager under the current Management Agreement, after waivers, were $3,400,547. For the fiscal years ended August 31, 2003 and 2004, the fees paid by New York Tax Free Reserves to the Manager under its current Management Agreement, after waivers, were $4,590,600 and $4,026,209, respectively. For the period from September 1, 2001 to December 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator, from New York Tax Free Reserves under a prior Administrative Services Agreement, after waivers, were $767,732. On December 31, 2001, New York Tax Free Reserves terminated its Administrative Services Agreement with Smith Barney Fund Management LLC.

    Citigroup Inc. affiliates may have deposit, loan and other relationships with the issuers of securities purchased on behalf of the Funds, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. The Manager has informed the Funds that, in making its investment decisions, it does not obtain or use material inside information in the possession of any Citigroup Inc. affiliate.

    The Funds use the name "Citi" by agreement with the Manager. If the Manager, or its assignee, ceases to serve as the Manager of the Funds, the Funds will change their respective names so as to delete the word "Citi".

DISTRIBUTOR

    The Distributor, located at 388 Greenwich Street, New York, New York 10013, serves as each Fund's distributor pursuant to a written agreement with respect to each class of shares of the Fund (the "Distribution Agreements") which was approved by the Fund's Board of Trustees, including a majority of the independent Trustees.

    The Distribution Agreement is terminable with respect to a Fund with or without cause, without penalty, on 60 days' notice by the Trustees or by vote of holders of a majority of a Fund's outstanding voting securities, or on 90 days' notice by the Distributor. Unless otherwise terminated, the Distribution Agreement shall continue for successive annual periods so long as such continuance is specifically approved at least annually by (a) the Trustees, or
(b) by a vote of a majority (as defined in the 1940 Act) of a Fund's outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, as defined in the 1940 Act and the rules and regulations thereunder.


    Class N shares of the Funds and Smith Barney Connecticut Money Market Portfolio -- Class A shares each have a Service Plan (each a "Service Plan" and collectively, the "Service Plans") adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Service Plans, each Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets of the Fund attributable to that class in the case of the Plan relating to Class N shares, and not to exceed 0.10% of the average daily net assets of the Fund attributable to that class in the case of the Plan relating to Smith Barney Connecticut Money Market -- Class A shares. Such fees may be used to make payments to the Distributor for distribution services, to Service Agents in respect of the sale of shares of the Funds, and to other parties in respect of the sale of shares of the Funds, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Funds also may make payments to the Distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts. The amounts paid by the Distributor to each recipient may vary based upon certain factors, including, among other things, the levels of sales of Fund shares and/or shareholder services provided. Recipients may receive different compensation for sales for Class N shares and Smith Barney Connecticut Money Market -- Class A shares.

    The Service Plans also provide that the Distributor and Service Agents may receive any applicable sales charge paid by investors as partial compensation for their services in connection with the sale of shares. The Service Plans provide that the Distributor and Service Agents may receive all or a portion of any applicable deferred sales charges paid by investors. Neither the Class N shares nor the Smith Barney Connecticut Money Market -- Class A shares currently impose any sales charges, although in certain circumstances, Smith Barney Connecticut Money Market Class A shares received in exchange may be subject to a deferred sales charge.

    The Service Plans permit the Funds to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if the expenses exceed the fees provided for by the applicable Plan, the Funds will not be obligated to pay more than those fees and, if expenses incurred are less than the fees paid to the Distributor and others, they will realize a profit. The Funds will pay the fees to the Distributor and others until the applicable Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's or other recipient's expenses in excess of fees received or accrued through the termination date will be the Distributor's or other recipient's sole responsibility and not obligations of the Funds. In their annual consideration of the continuation of the Service Plans for the Funds, the Trustees will review the Service Plans and the expenses for each class of the Fund separately.

    Each Service Plan also recognizes that various service providers to the Funds, such as its Manager, may make payments for distribution related expenses out of their own resources, including past profits, or payments received from the Funds for other purposes, such as management fees, and that the Funds' Distributor or Service Agents may from time to time use their own resources for distribution related services, in addition to the fees paid under the Plan. The Service Plans specifically provide that, to the extent that such payments might be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Funds within the context of Rule 12b-1, then the payments are deemed to be authorized by the Plan.

    Each Service Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the applicable Fund's Trustees and a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (for purposes of this paragraph "qualified Trustees"). Each Service Plan requires that the Fund and the Distributor provide to the Trustees, and the Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Service Plan. Each Service Plan further provides that the selection and nomination of the qualified Trustees is committed to the discretion of such qualified Trustees then in office. A Service Plan may be terminated with respect to any class of a Fund at any time by a vote of a majority of the qualified Trustees or by a vote of a majority of the outstanding voting securities of that class. A Service Plan may not be amended to increase materially the amount of the permitted expenses of a class thereunder without the approval of a majority of the outstanding securities of that class and may not be materially amended in any case without a vote of a majority of both the Trustees and qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Service Plans for a period of not less than six years, and for the first two years the Distributor will preserve such copies in an easily accessible place.

    As contemplated by the Service Plans, the Distributor acts as agent of the Funds in connection with the offering of shares of the Funds pursuant to the Distribution Agreement. Payments made to the Distributor by each Fund for the past three fiscal years are set forth below.


    CASH RESERVES: For the period from September 1, 2001 to December 31, 2001, all distribution fees payable to the Distributor by the Fund under prior distribution plans were voluntarily waived. For the period from January 1, 2002 to August 31, 2002, the Fund paid, after waivers, $4,310,305 to the Distributor under the current Service Plan for Class N shares. For the fiscal years ended August 31, 2003 and 2004, the Fund paid $5,544,824 and $4,763,670 to the Distributor under the current Service Plan for Class N shares. For the period from September 1, 2001 to December 31, 2001, aggregate fees paid to Service Agents by the Fund under prior Servicing Agreements, after waivers, were $2,259,689. Each Servicing Agreement was terminated as of December 31, 2001.

    U.S. TREASURY RESERVES: For the period from September 1, 2001 to December 31, 2001, the Fund paid, after waivers, $64,298 to the Distributor under prior distribution plans. For the period from January 1, 2002 to August 31, 2002, the Fund paid, after waivers, $746,539 to the Distributor under the current Service Plan for Class N shares. For the fiscal years ended August 31, 2003 and 2004, the Fund paid, after waivers, $849,985 and $703,593, respectively, to the Distributor under the current Service Plan for Class N shares. For the period from September 1, 2001 to December 31, 2001, aggregate fees paid by the Fund to Service Agents under prior Servicing Agreements, after waivers, were $344,001. Each Servicing Agreement was terminated as of December 31, 2001.

    TAX FREE RESERVES: For the period from September 1, 2001 to December 31, 2001, the Fund paid, after waivers, $89,774 to the Distributor under prior distribution plans. For the period from January 1, 2002 to August 31, 2002, the Fund paid, after waivers, $987,722 to the Distributor under the current Service Plan for Class N shares. For the fiscal years ended August 31, 2003 and 2004, the Fund paid $1,363,084 and $1,239,486, respectively, to the Distributor under the current Service Plan for Class N shares. For the period from September 1, 2001 to December 31, 2001, aggregate fees paid by the Fund to Service Agents under prior Servicing Agreements, after waivers, were $444,860. Each Servicing Agreement was terminated as of December 31, 2001.

    CALIFORNIA TAX FREE RESERVES: For the period from September 1, 2001 to December 31, 2001, the Fund paid, after waivers, $23,265 to the Distributor under prior distribution plans. For the period from January 1, 2002 to August 31, 2002, the Fund paid, after waivers, $532,092 to the Distributor under the current Service Plan for Class N shares. For the fiscal years ended August 31, 2003 and 2004, the Fund paid, $755,342 and $676,036, respectively, to the Distributor under the current Service Plan for Class N shares. For the period from September 1, 2001 to December 31, 2001, aggregate fees paid to Service Agents under prior Servicing Agreements with respect to Class N shares, after waivers, were $261,351. Each Servicing Agreement was terminated as of December 31, 2001.

    CONNECTICUT TAX FREE RESERVES
    CLASS N SHARES: For the period from September 1, 2001 to December 31,
2001, the Fund paid, after waivers, $10,963 to the Distributor under prior distribution plans. For the period from January 1, 2002 to August 31, 2002, the Fund paid, after waivers, $303,301 to the Distributor under the current Service Plan for Class N shares. For the fiscal years ended August 31, 2003 and 2004, the Fund paid, after waivers, $390,768 and $153,391, respectively, to the Distributor under the current Service Plan for Class N shares. For the period from September 1, 2001 to December 31, 2001, aggregate fees paid to Service Agents under prior Servicing Agreements with respect to Class N shares, after waivers, were $178,876. Each Servicing Agreement was terminated as of December 31, 2001.

    SMITH BARNEY CONNECTICUT MONEY MARKET PORTFOLIO - CLASS A SHARES: For the fiscal year ended August 31, 2002, the Fund paid, after waivers, $58,419 to the Distributor under the Service Plan for Class A shares. For the fiscal years ended August 31, 2003 and 2004, the Fund paid $74,220 and $102,843 to the Distributor under the current Service Plan for Class N shares.

    NEW YORK TAX FREE RESERVES: For the period from September 1, 2001 to December 31, 2001, the Fund paid $268,466 to the Distributor under prior distribution plans. For the period from January 1, 2002 to August 31, 2002, the Fund paid $2,361,685 to the Distributor under the current Service Plan for Class N shares. For the fiscal years ended August 31, 2003 and 2004, the Fund paid $3,276,995 and $2,821,643, respectively, to the Distributor under the current Service Plan for Class N shares. For the period from September 1, 2001 to December 31, 2001, aggregate fees paid by the Fund to Service Agents under prior Servicing Agreements with respect to Class N shares were $1,154,004. Each Servicing Agreement was terminated as of December 31, 2001.

    For the fiscal year ended August 31, 2004, of the payments made to the Distributor under the applicable Service Plan, the following amounts were used (including, as applicable, additional amounts paid by Citigroup entities out of their own resources) for the principal types of activities set forth below:


                            FINANCIAL
                            CONSULTANT     OPERATIONAL
FUND                       COMPENSATION     EXPENSES     MARKETING      TOTAL
Citi Cash Reserves -
  Class N                   $7,658.00     $4,707,002.72   $12.00   $4,714,672.72
Citi U.S. Treasury
  Reserves -
  Class N                   $4,352.33      $613,367,61     $4.67     $617,724.61
Citi Tax Free Reserves -
  Class N                   $5,892.00     $1,129,345.51    $3.33   $1,135,240.84
Citi California Tax Free
  Reserves -
  Class N                   $5,588.33      $549,967.98     $2.67     $555,558.98
Citi New York Tax Free
  Reserves -
  Class N                   $17,165.33    $2,476,811.85    $7.67   $2,493,984.85
Citi Connecticut Tax
  Free Reserves -
  Class N                    $736.33       $184,803.59      --       $185,539.92
Citi Connecticut Tax
  Free Reserves - Smith
  Barney Connecticut
  Money Market Portfolio
  -
  Class A                    $677.33       $168,702.66      --       $169,379.99


    In addition, various service providers, including the Manager, may have made payments for distribution related expenses out of their own resources, including past profits, or from payments received from the Funds for other purposes, such as management fees.

CODE OF ETHICS

    The Funds, the Portfolios, the Manager and the Distributor each have adopted a code of ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended. Each code of ethics permits personnel subject to such code to invest in securities, including securities that may be purchased or held by a Fund. However, the codes of ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions.


PROXY VOTING POLICIES & PROCEDURES

    Although individual Trustees may not agree with particular policies or votes by the Manager, the Board of each Fund has approved delegating proxy voting discretion to the Manager believing that the Manager should be responsible for voting because it is a matter relating to the investment decision making process.

    Non-equity securities, such as debt obligations and money market instruments are not usually considered to be voting securities, and proxy voting, if any, is typically limited to the solicitation of consents to changes in or waivers of features of debt securities, or plans of reorganization involving the issuer of the security. In the rare event that proxies are solicited with respect to any of these securities, the Manager would vote the proxy in accordance with the principals set forth in the Manager's proxy voting policies and procedures, including the procedures that the Manager uses when a vote presents a conflict between the interests of fund shareholders, on the one hand, and those of the Manager or any affiliated person of a fund or the Manager, on the other.

    A summary of the Manager's policies and procedures with respect to proxy voting is attached as Appendix F to this SAI. This summary gives a general indication as to how the Manager will vote proxies relating to portfolio securities on each issue listed. However, the policies and procedures do not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason there may be instances in which votes may vary from the policies and procedures presented. Notwithstanding the foregoing, the Manager always endeavors to vote proxies relating to portfolio securities in accordance with a fund's investment objectives.

    Information on how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available on the Manager's website, http://www.citigroupam.com, or on the Securities and Exchange Commission's website at http://www.sec.gov.


TRANSFER AGENT AND CUSTODIAN

    The Funds and each Portfolio have entered into a Transfer Agency and Service Agreement with Citicorp Trust Bank, fsb ("Citicorp Trust"), an affiliate of the Distributor, pursuant to which Citicorp Trust acts as transfer agent for each Fund. Under the Transfer Agency and Service Agreement, Citicorp Trust maintains the shareholder account records for the Funds, handles certain communications between shareholders and the Funds and distributes dividends and distributions payable by the Funds. For these services, Citicorp Trust receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for a Fund or Portfolio during the month and is reimbursed for out-of-pocket expenses. The principal business address of Citicorp Trust Bank, fsb is 125 Broad Street, New York, New York 10004.

    PFPC Global Fund Services, P.O. Box 9699, Providence, RI 02940-9699, serves as the sub-transfer agent with respect to the Smith Barney Connecticut Money Market Portfolio -- Class A and Class Y shares of the Funds. Under the transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the Smith Barney Class A and Class Y shares, handles certain communications between shareholders and the Fund, and distributes dividends and distributions payable by the Fund. For these services, the sub-transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for out-of-pocket expenses.


    The Funds and the Portfolios also have entered into a Custodian Agreement and a Sub-Transfer Agency Agreement with State Street Bank and Trust Company ("State Street"), pursuant to which custodial and fund accounting services are provided for each Fund and Portfolio and sub-transfer agency services are provided for the Class N shares of each Fund and the Portfolios. Among other things, State Street calculates the daily net asset value for the Funds and the Portfolios. Securities held for a Fund or Portfolio may be held by a sub-custodian bank approved by the applicable Fund's or Portfolio's Trustees. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

                          7. PORTFOLIO TRANSACTIONS

    The Portfolios' and the Funds' purchases and sales of portfolio securities usually are principal transactions. Portfolio securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases, and no such commissions have been paid by the Portfolios during the past three fiscal year period ending August 31, 2004. The Portfolios and the Funds do not anticipate paying brokerage commissions. Any transaction for which a Portfolio or a Fund pays a brokerage commission will be effected at the best execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.


    Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed to be in the best interest of investors in the applicable Portfolio or Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

    Investment decisions for each Portfolio and Fund will be made independently from those for any other account, series or investment company that is or may in the future become managed by the Manager or its affiliates. If, however, a Portfolio or Fund and other investment companies, series or accounts managed by the Manager are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Portfolio or Fund or the size of the position obtainable for the Portfolio or Fund. In addition, when purchases or sales of the same security for a Portfolio or Fund and for other investment companies or series managed by the Manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.


    Portfolio transactions may be executed with the Manager, or with any affiliate of the Manager, acting either as principal or as broker, subject to applicable law. No commissions on portfolio transactions were paid by any Portfolio or Fund during the fiscal year ended August 31, 2004 to the Manager or any affiliate of the Manager.


    The Board has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Portfolios and the Funds may purchase securities that are offered in underwritings in which a Citigroup affiliate participates. These procedures prohibit the Portfolios and the Funds from directly or indirectly benefiting a Citigroup affiliate in connection with such underwritings. In addition, for underwritings where a Citigroup affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Portfolios or the Funds could purchase in the underwritings.


                     8.  DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds' Board of Trustees has approved policies and procedures developed by Citigroup Asset Management ("CAM"), the Citigroup business unit that includes the Funds' investment manager, with respect to the disclosure of the Funds' portfolio securities and any ongoing arrangements to make available information about a Fund's portfolio securities. The policy requires that disclosure of information about a Fund's portfolio holdings be in the best interests of the Fund's shareholders, and that any conflicts of interest between the interests of the Fund's shareholders and those of Citi Fund Management Inc. or CGM or their affiliates, be addressed in a manner that places the interests of Fund shareholders first. The policy provides that information regarding a Fund's portfolio holdings may never be shared with non-CAM employees, with investors and potential investors (whether individual or institutional), and with third parties unless it is done for legitimate Fund business purposes and in accordance with the policy. CAM's policy generally provides for the release of details of securities positions once they are considered "stale." Data is considered stale once it is 25 calendar days old following quarter-end. This passage of time prevents a third party from benefiting from an investment decision made by the Fund that has not been fully reflected by the market.

A Fund's complete list of holdings (including the size of each position) may be made available to investors, potential investors, third parties and non-CAM employees no sooner than the time of the filing of Form N-Q or Form N-CSR in accordance with SEC rules, provided that such filings may not be made until 25 days following quarter-end.

Subject to the provisions relating to "ongoing arrangements," a Fund's holdings may also be released with simultaneous public disclosure at least 25 days after quarter end. Typically, simultaneous public disclosure is achieved by posting the information to a CAM or the Funds' internet site that is accessible by the public, or through public release by a third party vendor. For the purposes of the policy, the term "ongoing arrangement" is interpreted to include any arrangement, whether oral or in writing, to provide portfolio holdings information to any person or entity more than once, but excluding any arrangement to provide such information following the filing of Form N-Q or Form N-CSR.

CAM may release limited portfolio holdings information that is not yet considered stale in the following circumstances, subject to the provisions relating to "ongoing arrangements":

     1. A Fund's top ten securities, current as of quarter-end, and the individual size of each such security position may be released at any time following quarter end with simultaneous public disclosure.

     2. A Fund's (i) top ten securities positions (including the aggregate but not individual size of such positions), (ii) sector weightings, (iii) yield and duration and (iv) the Fund's performance attribution (e.g., analysis of the Fund's outperformance or underperformance of its benchmark based on its portfolio holdings) may be released at any time with simultaneous public disclosure.

     3. A list of securities (that may include fund holdings together with other securities) followed by a Fund's portfolio manager (without position sizes or identification of particular funds) may be disclosed to sell-side brokers at any time for the purpose of obtaining research and/or market information from such brokers.

     4. A trade in process may be discussed only with counterparties, potential counterparties and others involved in the transaction (i.e., brokers and custodians).

Under the policy, if portfolio holdings are released pursuant to an ongoing arrangement with any party, a Fund must have a legitimate business purpose for the release of the information, the release of the information must be subject to trading restrictions and confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon the information provided by CAM on behalf of the Fund and neither the Fund, CAM or any other affiliated party may receive compensation or any other consideration in connection with such arrangements.

The approval of a Fund's Chief Compliance Officer, or designee, must be obtained before entering into any new ongoing arrangement or altering any existing ongoing arrangement to make available portfolio holdings information, or with respect to any exceptions to the policy. Exceptions are granted only after a thorough examination and consultation with CAM's legal department, as necessary. Any exceptions to the policies must be reported to the Fund's Board at its next regularly scheduled meeting.

All ongoing arrangements to make available information about the Funds' portfolio securities will be reviewed by the Funds' Board no less frequently than quarterly.

Currently, funds in the fund complex disclose their portfolio holdings approximately 25 days after calendar quarter end on their website
[www.citigroupam.com]. The Citi money market funds, including the Funds, do not currently post their portfolio holdings, or otherwise publicly disclose their portfolio holdings other than in required regulatory filings and reports, but may in the future do so.

Set forth below is a list, as of December 31, 2004, of those parties with whom CAM has authorized ongoing arrangements that include the release of portfolio holdings information, as well as the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed. Not all of the ongoing arrangements described below may be applicable to the Funds. A Fund's auditor also has access from time to time to a Fund's portfolio holdings in connection with performing the audit and related functions.

   RECIPIENT                          FREQUENCY                                DELAY BEFORE DISSEMINATION
   State Street Bank & Trust Co.      Daily                                    None
   (Fund Custodian and Accounting
   Agent)
   Institutional Shareholders         As necessary                             None
   Services  (Proxy Voting Services)
   Bloomberg                          Quarterly                                25 Calendar days after Quarter End
   Lipper                             Quarterly                                25 Calendar days after Quarter End
   S&P                                Quarterly                                25 Calendar days after Quarter End
   Morningstar                        Quarterly                                25 Calendar days after Quarter End
   Vestek                             Daily                                    None
   S&P (Rating Agency)                Weekly Tuesday Night                     1 day
   Moody's (Rating Agency)            Weekly Tuesday Night                     1 day
   Factset                            Daily                                    None
   Frank Russell                      Monthly                                  1 day
   Callan                             Quarterly                                25 Days after Quarter End
   Mercer                             Quarterly                                25 Days after Quarter End
   eVestment Alliance                 Quarterly                                25 Days after Quarter End
   CRA RogersCasey                    Quarterly                                25 Days after Quarter End
   Cambridge Associates               Quarterly                                25 Days after Quarter End
   Marco Consulting                   Quarterly                                25 Days after Quarter End
   Wilshire                           Quarterly                                25 Days after Quarter End
   Informa Investment Services        Quarterly                                25 Days after Quarter End
   (Efron)
   CheckFree (Mobius)                 Quarterly                                25 Days after Quarter End
   Nelsons Information                Quarterly                                25 Days after Quarter End
   Investor Tools                     Daily                                    None
   Advent                             Daily                                    None
   BARRA                              Daily                                    None
   Plexus                             Quarterly (Calendar)                     Sent the 1-3 business day
                                                                               following the end of a Quarter
   Elkins/McSherry                    Quarterly (Calendar)                     Sent the first business day
                                                                               following the end of a Quarter
   Quantitative Services Group        Daily                                    None

With respect to each such arrangement, the Funds have a legitimate business purpose for the release of information. The release of the information is subject to trading restrictions and/or confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon the information provided by CAM on behalf of the Funds. Neither the Funds, CAM or any other affiliated party receives compensation or any other consideration in connection with such arrangements.

           9. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

    The Funds are each a series of the Trust and are governed by a Declaration of Trust. The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. The Trust has reserved the right to create and issue additional series and classes of shares or to classify or reclassify outstanding shares. Each share of each class represents an equal proportionate interest in a Fund with each other share of that class. The Trust also reserves the right to modify the preferences, voting powers, rights and privileges of shares of each class without shareholder approval. Shares of each series of the Trust participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences among classes of shares of a series). Shareholders of all Funds of the Trust generally will vote together on all matters except when the Trustees determine that only shareholders of particular Funds or classes are affected by a particular matter or when applicable law requires shareholders to vote separately by Fund or class.


    A Fund may involuntarily redeem shareholder's shares at any time for any reason the Trustees deem appropriate, including for the following reasons: (i) in order to eliminate small accounts for administrative efficiencies and cost savings, (ii) the failure of a shareholder to supply a tax identification number or other information, if required to do so, (iii) to protect the tax status of a Fund if necessary, (iv) failure of a shareholder to meet or maintain the qualifications for ownership of a particular class of shares; (v) the failure of a shareholder to pay when due for the purchase of shares and
(vi) to eliminate ownership of shares by a particular shareholder when the Trustees determine that the particular shareholder's ownership is not in the best interests of the other shareholders of a Fund.

    The holders of shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to a Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation.

    Each shareholder of a Fund is entitled to one vote for each dollar of net asset value (number of shares of the Fund owned times net asset value per share) of the Fund, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Except when a larger vote is required by applicable law, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee. Shareholders do not have cumulative voting rights. The Funds are not required to hold and have no present intention of holding annual meetings of shareholders but will hold special shareholder meetings when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement the Trust's Declaration of Trust.

    The Trust's Declaration of Trust provides that, at any meeting of shareholders, a Service Agent may vote any shares of which it is the holder of record, and for which it does not receive voting instructions, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Service Agent is the agent at record. Shares have no preference, pre-emptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below.

    With respect to Funds in a master/feeder structure, the master fund (called a portfolio) in which a Fund invests is a New York trust and is also governed by a Declaration of Trust similar to the Fund's Declaration of Trust. Whenever a vote is submitted to the portfolio's investors, a Fund will generally call a meeting of its own shareholders. To the extent it does not receive instructions from its shareholders, a Fund will vote its shares in the Portfolio in the same proportion as the vote of shareholders who do give voting instructions. Alternatively, without seeking instructions from its shareholders, a Fund could vote its shares in the portfolio in proportion to the vote of all the other investors in the portfolio.


    The Trust, or any series or class, may merge or consolidate with or may sell, lease or exchange all or substantially all of its assets to another operating entity if authorized at any meeting of shareholders representing a majority of the voting power of the Trust voting as a single class or of the affected series or class, or by written consent, without a meeting, of the holders of shares representing a majority of the voting power of the outstanding shares of the Trust voting as a single class, or of the affected series or class. The Trust or any series or class may reincorporate or reorganize (but not with another operating entity) without any shareholder vote. The Trust may be terminated at any time by a vote of a majority of the voting power of the Trust or by the Trustees by written notice to the shareholders. Any series, or any class of any series, may be terminated at any time by a vote of a majority of the outstanding voting power of that series or class, or by the Trustees by written notice to the shareholders of that series or class. If not so terminated, the Trust will continue indefinitely.


    Except as described in "Additional Information on the Purchase and Sale of Shares" with respect to Smith Barney Money Market Portfolio Class A and Y shares, share certificates will not be issued.

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust of the Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, Trustees Emeritus, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

    The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust of the Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

    The Trust's Declaration of Trust provides that shareholders may not bring suit on behalf of a Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees or as trustees of funds with the same or an affiliated investment adviser or distributor or the amount of such compensation.

    The Trust's Declaration of Trust provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration.

    Each Portfolio is organized as a trust under the laws of the State of New York. Each Portfolio's Declaration of Trust provides that investors in the Portfolio (e.g., other investment companies (including the Fund), insurance company separate accounts and common and commingled trust funds) are each liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and a Portfolio itself was unable to meet its obligations. It is not expected that the liabilities of a Portfolio would ever exceed its assets.


    With respect to Funds in a master/feeder structure, a Fund may add to or reduce its investment in the Portfolio on each business day. At 4:00 p.m., Eastern time, for Liquid Reserves Portfolio, 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio and 12:00 noon, Eastern time, for Tax Free Reserves Portfolio, on each such business day, the value of each investor's interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio effective for that day. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 4:00 p.m. Eastern time, for Liquid Reserves Portfolio, 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio and 12:00 noon, Eastern time, for Tax Free Reserves Portfolio, on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 4:00 p.m., Eastern time, for Liquid Reserves Portfolio, 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio and 12:00 noon, Eastern time, for Tax Free Reserves Portfolio, on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of 4:00 p.m., Eastern time, for Liquid Reserves Portfolio, 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio and 12:00 noon, Eastern time, for Tax Free Reserves Portfolio, on the following business day of the Portfolio.


                      10. CERTAIN ADDITIONAL TAX MATTERS


    The Funds have elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition of the Fund's portfolio assets. Provided all such requirements are met and all of a Fund's net investment income and realized capital gains are distributed to shareholders in accordance with the timing requirements imposed by the Code, no federal income or excise taxes generally will be required to be paid by the Fund. If a Fund should fail to qualify as a regulated investment company for any year, the Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders and would generally be subject to withholding at the rate of 30% in the case of shareholders who are neither citizens nor residents of the United States. Each of the Portfolios believes that it will not be required to pay any federal income or excise taxes.

    Investment income received by Cash Reserves from non-U.S. investments may be subject to foreign income taxes withheld at the source; Cash Reserves does not expect to be able to pass through to shareholders any foreign tax credits or deductions with respect to those foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle Cash Reserves to a reduced rate of tax or an exemption from tax on these investments. It is not possible to determine Cash Reserves' effective rate of foreign tax in advance since that rate depends upon the proportion of the Liquid Reserves Portfolio's assets ultimately invested within various countries.


    The portion of a Tax Free Fund's distributions of net investment income that is attributable to interest from tax-exempt securities will be designated by the Fund as an "exempt-interest dividend" under the Code and will generally be exempt from federal income tax in the hands of shareholders so long as at least 50% of the total value of the Fund's assets consists of tax-exempt securities at the close of each quarter of the Fund's taxable year. Distributions of tax-exempt interest earned from certain securities may, however, be treated as an item of tax preference for shareholders under the federal alternative minimum tax, and all exempt-interest dividends may increase a corporate shareholder's alternative minimum tax. Unless the Tax Free Fund provides shareholders with actual monthly percentage breakdowns, the percentage of income designated as tax-exempt will be applied uniformly to all distributions by the Fund of net investment income made during each fiscal year of the Fund and may differ from the percentage of distributions consisting of tax-exempt interest in any particular month. Shareholders are required to report exempt-interest dividends received from a Tax Free Fund on their federal income tax returns.

    Because each Fund expects to earn primarily interest income, it is expected that no Fund distributions will qualify for the dividends received deduction for corporations. Similarly, the Funds do not expect any distributions to be treated as "qualified dividend income," which is taxed at reduced rates.

    With respect to California Tax Free Reserves, under existing California law, if, at the close of each quarter of its taxable year, the Fund continues to qualify for the special federal income tax treatment afforded regulated investment companies and at least 50% of the value of the Fund's total assets consist of California Exempt-Interest Securities, then "California exempt-interest dividends" attributable to such securities will be exempt from California personal income tax. A "California exempt-interest dividend" is any dividend distributed by California Tax Free Reserves to the extent that it is derived from the interest received by the Fund from California Exempt-Interest Securities (less related expenses) and designated as such by written notice to shareholders. Distributions other than "California exempt-interest dividends" by California Tax Free Reserves to California residents will be subject to California personal income tax. Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of Fund shares will not be deductible for California personal income tax purposes if the Fund distributes dividends that are exempt from California taxation. The foregoing is only a brief summary of some of the important tax considerations generally affecting the taxation of dividends received by shareholders that are subject to California personal income tax. Potential investors, including, in particular, investors who may be subject to other taxes, such as California corporate franchise tax, California corporate income tax or taxes of other jurisdictions, should consult with their own tax advisers.


  11. INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

    PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017, are the independent registered public accounting firm for Cash Reserves and Liquid Reserves Portfolio. KPMG LLP, 757 Third Avenue, New York, NY 10017, is the independent registered public accounting firm for U.S. Treasury Reserves, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and each of the Tax Free Funds.

    The audited financial statements of Cash Reserves (Statement of Assets and Liabilities at August 31, 2004, Statement of Operations for the year ended August 31, 2004, Statement of Changes in Net Assets for the years ended August 31, 2004 and 2003, Financial Highlights for each of the years in the five-year period ended August 31, 2004, Notes to Financial Statements and Report of Independent Registered Public Accounting Firm) and of Liquid Reserves Portfolio (Schedule of Investments at August 31, 2004, Statement of Assets and Liabilities at August 31, 2004, Statement of Operations for the year ended August 31, 2004, Statement of Changes in Net Assets for the years ended August 31, 2004 and 2003, Financial Highlights for each of the years in the five-year period ended August 31, 2004, Notes to Financial Statements and Report of Independent Registered Public Accounting Firm), each of which is included in the Annual Report to Shareholders of Cash Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the reports of PricewaterhouseCoopers LLP.

    The audited financial statements of U.S. Treasury Reserves (Statement of Assets and Liabilities at August 31, 2004, Statement of Operations for the year ended August 31, 2004, Statements of Changes in Net Assets for the years ended August 31, 2004 and 2003, Financial Highlights for each of the years in the five-year period ended August 31, 2004, Notes to Financial Statements and Report of Independent Registered Public Accounting Firm) and of U.S. Treasury Reserves Portfolio (Schedule of Investments at August 31, 2004, Statement of Assets and Liabilities at August 31, 2004, Statement of Operations for the year ended August 31, 2004, Statements of Changes in Net Assets for the years ended August 31, 2004 and 2003, Financial Highlights for each of the years in the five-year period ended August 31, 2004, Notes to Financial Statements and Report of Independent Public Accounting Firm), each of which is included in the Annual Report to Shareholders of U.S. Treasury Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of KPMG LLP, the Fund's independent registered public accounting firm, as it pertains to the fiscal years ended August 31, 2004, 2003, 2002 and 2001. Fiscal years ended prior to August 31, 2001 were audited by other auditors.

    The audited financial statements of Tax Free Reserves (Statement of Assets and Liabilities at August 31, 2004, Statement of Operations for the year ended August 31, 2004, Statements of Changes in Net Assets for the years ended August 31, 2004 and 2003, Financial Highlights for each of the years in the five-year period ended August 31, 2004, Notes to Financial Statements and Report of Independent Registered Public Accounting Firm) and of Tax Free Reserves Portfolio (Schedule of Investments at August 31, 2004, Statement of Assets and Liabilities at August 31, 2004, Statement of Operations for the year ended August 31, 2004, Statements of Changes in Net Assets for the years ended August 31, 2004 and 2003, Financial Highlights for each of the years in the five-year period ended August 31, 2004, Notes to Financial Statements and Report of Independent Registered Public Accounting Firm), each of which is included in the Annual Report to Shareholders of Tax Free Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of KPMG LLP, the Fund's independent registered public accounting firm, as it pertains to the fiscal years ended August 31, 2004, 2003, 2002 and 2001. Fiscal years ended prior to August 31, 2001 were audited by other auditors.

    The audited financial statements of California Tax Free Reserves (Statement of Investments at August 31, 2004, Statement of Assets and Liabilities at August 31, 2004, Statement of Operations for the year ended August 31, 2004, Statements of Changes in Net Assets for the years ended August 31, 2004 and 2003, Financial Highlights for each of the years in the five-year period ended August 31, 2004, Notes to Financial Statements and Report of Independent Registered Public Accounting Firm), which are included in the Annual Report to Shareholders of California Tax Free Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of KPMG LLP, the Fund's independent registered public accounting firm, as it pertains to the fiscal years ended August 31, 2004, 2003, 2002 and 2001. Fiscal years ended prior to August 31, 2001 were audited by other auditors.

    The audited financial statements of Connecticut Tax Free Reserves (Statement of Investments at August 31, 2004, Statement of Assets and Liabilities at August 31, 2004, Statement of Operations for the year ended August 31, 2004, Statements of Changes in Net Assets for the years ended August 31, 2004 and 2003, Financial Highlights for each of the years in the five-year period ended August 31, 2004, Notes to Financial Statements and Report of Independent Registered Public Accounting Firm), which are included in the Annual Report to Shareholders of Connecticut Tax Free Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of KPMG LLP, the Fund's independent registered public accounting firm, as it pertains to the fiscal years ended August 31, 2004 and 2003. Fiscal years ended prior to August 31, 2001 were audited by other auditors.

    The audited financial statements of New York Tax Free Reserves (Statement of Investments at August 31, 2004, Statement of Assets and Liabilities at
August 31, 2004, Statement of Operations for the year ended August 31, 2004, Statements of Changes in Net Assets for the years ended August 31, 2004 and 2003, Financial Highlights for each of the years in the five-year period ended August 31, 2004, Notes to Financial Statements and Report of Independent Registered Public Accounting Firm), which are included in the Annual Report to Shareholders of New York Tax Free Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of KPMG LLP, the Fund's independent registered accounting firm, as it pertains to the fiscal years ended August 31, 2004, 2003, 2002 and 2001. Fiscal years ended prior to August 31, 2001 were audited by other auditors.

    A copy of each of the Annual Reports accompanies this Statement of Additional Information.

                                                                    APPENDIX A

                      RATINGS OF MUNICIPAL OBLIGATIONS*

    The ratings of Moody's Investors Service, Inc., Standard & Poor's Ratings Group and Fitch Ratings represent their opinions as to the quality of various debt obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield.

------------
* As described by the rating agencies. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S THREE HIGHEST MUNICIPAL LONG-TERM RATINGS:

Aaa Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

    Note: Moody's appends numerical modifiers "1", "2" and "3" to each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S TWO HIGHEST RATINGS OF US MUNICIPAL SHORT-TERM DEBT AND DEMAND OBLIGATION:

    In municipal debt issuance, Moody's ratings for short-term municipal obligations are designated as Municipal Investment Grade ("MIG"). The short-term rating assigned to the demand feature of variable rate demand obligations is given a Variable Municipal Investment Grade (VMIG) rating. MIG ratings expire at the maturity of the obligation. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

MIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S THREE HIGHEST LONG-TERM ISSUE
RATINGS:

    Issue credit ratings are based in varying degrees, on the following considerations: (1) likelihood of payment--capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

    The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitments on the obligation is extremely strong.

AA An obligation rated "AA" differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial obligations is very strong.

A An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

    Plus (+) or Minus (-): The "AA" and "CCC" ratings may be modified by the addition of a plus or minus sign to show relative standing within the applicable rating category.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S TWO HIGHEST RATINGS OF NOTES:

    A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

    -- Amortization schedule -- the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

    -- Source of payment -- the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

    Note rating symbols are as follows:

    SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

    SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S TWO HIGHEST COMMERCIAL PAPER
RATINGS:

    A Standard & Poor's commercial paper rating is a current opinion of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 An obligor rated "A-1" has STRONG capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is EXTREMELY STRONG.

A-2 An obligor rated "A-2" has SATISFACTORY capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S DUAL RATINGS:

    Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

    The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, "AAA/A-1+"). With short-term demand debt, Standard & Poor's note rating symbols are used with the commercial paper rating symbols (for example, "SP-1+/A-1+").

DESCRIPTION OF FITCH RATINGS' TWO HIGHEST INTERNATIONAL LONG-TERM CREDIT
RATINGS:

    When assigning ratings, the agency considers the historical and prospective financial condition, quality of management, and operating performance of the issuer and of any guarantor, any special features of a specific issue or guarantee, the issue's relationship to other obligations of the issuer, as well as developments in the economic and political environment that might affect the issuer's financial strength and credit quality.

    Variable-rate demand obligations and other securities which contain a demand feature will have a dual rating, such as "AAA/F1+." The first rating denotes long-term ability to make principal and interest payments, the second rating denotes ability to meet a demand feature in full and on time.

AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

    "+" or "-" may be appended to a rating of "AA" to denote relative status within the rating category.

DESCRIPTION OF FITCH RATINGS' TWO HIGHEST INTERNATIONAL SHORT-TERM CREDIT
RATINGS:

    A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good Credit Quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

                                                                    APPENDIX B

                      ADDITIONAL INFORMATION CONCERNING
                       CALIFORNIA MUNICIPAL OBLIGATIONS

    The following information is a summary of special factors affecting investments in California Municipal Obligations. The sources of payment for such obligations and the marketability thereof may be affected by financial or other difficulties experienced by the State of California (the "State") and certain of its municipalities and public authorities. This information does not purport to be a complete description and is based on information from official statements relating to offerings of California issuers. Citi California Tax Free Reserves has not independently verified and is not responsible for the accuracy or timeliness of this information.

                              ECONOMY GENERALLY

    California's economy, the largest among the 50 states and one of the largest in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services. In early 2001, California's economy slipped into a recession, which was concentrated in the State's high-tech sector and, geographically, in the San Francisco Bay Area. The economy has since stabilized with 136,300 jobs gained between July 2003 and June 2004 compared with 341,200 jobs lost between March 2001 and July 2003.

    The State's July 1, 2003 population of over 35 million represented over 12 percent of the total United States population. California's population is concentrated in metropolitan areas. As of the April 1, 2000 census, 97 percent resided in the 25 Metropolitan Statistical Areas in the State. As of July 1, 2002, the 5-county Los Angeles area accounted for 49 percent of the State's population, with over 17.0 million residents, and the 10-county San Francisco Bay Area represented 20 percent, with a population of over 7.0 million.

    In the May Revision of the Governor's Budget, the Department of Finance projected that the California economy would grow moderately in calendar year 2004 and at a faster pace in calendar year 2005. Both the California economy and the national economy have improved since the second quarter of 2003. Output of the national economy, adjusted for inflation, has grown more strongly, and job growth has turned around more recently. Personal income growth picked up in California during 2003, particularly in the fourth quarter. Job growth has also improved in the state in recent months but not as much as in the rest of the nation, on average. From April 2003 to April 2004, nonfarm payroll employment rose by 0.6 percent in the State and 0.9 percent in the nation. The state unemployment rate was 6.2 percent in April, down from
6.8 percent a year earlier. The national unemployment rate in April 2004 was
5.6 percent, down from 6.0 percent a year earlier.

    California total personal income increased by 4.8 percent from the fourth quarter of 2002 to the fourth quarter of 2003, culminating a year of improving personal income growth. For 2003 as a whole, personal income was up 3.7 percent in the state as compared to 3.3 percent in the nation. In addition, exports of made-in-California merchandise rebounded in the first quarter of 2004, increasing by 25 percent on a year-over-year basis. Exports of high-tech goods rose by 20 percent year-over-year. Also, taxable sales posted a sixth consecutive year-over-year gain in the fourth quarter of 2003. Two regional manufacturing surveys and one statewide survey showed improvement comparable to that seen in the first quarter of 2004 for the nation's manufacturing sector. Personal state income tax withholdings were up 8.8 percent in the first four months of 2004, although about a percentage point and a half of that gain was due to March 2004 having two more days of receipts than March 2003.

    Construction and real estate markets remained strong in the state in the first quarter of 2004. Total new units permitted were up slightly from a strong first quarter in 2003. Also, valuation of private nonresidential building permits increased slightly after three years of steady declines.

    Low mortgage rates kept residential real estate markets strong in the first quarter of 2004. The median price of homes sold in Southern California hit a new record of $371,000 in March, up 23.3 percent from a year earlier. Sales were up over 17 percent from a year ago. Despite a still-sluggish economy, home price appreciation and sales were also strong in the San Francisco Bay Area. The median price of homes sold was a record $474,000 in March, up 13.1 percent from a year earlier. Sales were up 25 percent from a year ago.

    As noted above, the May Revision projects moderate growth in calendar year 2004 and faster growth in calendar year 2005. Unemployment is expected to remain above 6 percent throughout the period. Personal income is projected to grow 5.4 percent in 2004 and 5.6 percent in 2005, which is slower than has been observed in past recoveries.

                 CONSTITUTIONAL LIMITS ON SPENDING AND TAXES

STATE APPROPRIATIONS LIMIT

    The State is subject to an annual appropriations limit imposed by Article XIII B of the State Constitution (the "Appropriations Limit"). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds.

    Article XIII B prohibits the State from spending "appropriations subject to limitation" in excess of the Appropriations Limit. "Appropriations subject to limitation," with respect to the State, are authorizations to spend "proceeds of taxes," which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed "the cost reasonably borne by that entity in providing the regulation, product or service," but "proceeds of taxes" exclude most State subventions to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds.

    There are various types of appropriations excluded from the Appropriations Limit. For example, debt service costs of bonds existing or authorized by January 1, 1979, or subsequently authorized by the voters, appropriations required to comply with mandates of courts or the federal government, appropriations for qualified capital outlay projects, appropriations for tax refunds, appropriations of revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels, and appropriation of certain special taxes imposed by initiative (e.g., cigarette and tobacco taxes) are all excluded. The Appropriations Limit may also be exceeded in cases of emergency.

    The Appropriations Limit in each year is based on the Appropriations Limit for the prior year, adjusted annually for changes in State per capita personal income and changes in population, and adjusted, when applicable, for any transfer of financial responsibility of providing services to or from another unit of government or any transfer of the financial source for the provisions of services from tax proceeds to non-tax proceeds. The measurement of change in population is a blended average of statewide overall population growth, and change in attendance at local school and community college ("K-14") districts. The Appropriations Limit is tested over consecutive two-year periods. Any excess of the aggregate "proceeds of taxes" received over such two-year period above the combined Appropriations Limits for those two years, is divided equally between transfers to K-14 districts and refunds to taxpayers.

    The Legislature has enacted legislation to implement Article XIII B which defines certain terms used in Article XIII B and sets forth the methods for determining the Appropriations Limit. California Government Code Section 7912 requires an estimate of the Appropriations Limit to be included in the Governor's Budget, and thereafter to be subject to the budget process and established in the Budget Act.

    As of the release of the 2004 Budget Act, the Department of Finance projected the Appropriations Subject to Limit to be $13.698 billion and $10.569 billion under the Appropriations Limit in fiscal years 2003-04 and 2004-05, respectively.

PROPOSITION 98

    On November 8, 1988, the voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed State funding of public education below the university level and the operation of the State Appropriations Limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Proposition 98 (as modified by Proposition 111, enacted on June 5, 1990) guarantees K-14 schools the greater of: (a) in general, a fixed percentage of General Fund revenues ("Test 1"),
(b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in Article XIII B by reference to State per capita personal income) and enrollment ("Test 2"), or (c) a third test, which replaces Test 1 and Test 2 in any year the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in State per capita personal income ("Test 3"). Under Test 3, schools receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If Test 3 is used in any year, the difference between Test 3 and Test 2 becomes a "credit" (called the "maintenance factor") to schools and the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth. Proposition 98 implementing legislation adopted prior to the end of the 1988-89 fiscal year determined the K-14 schools' funding guarantee under Test 1 to be 40.3 percent of the General Fund tax revenues, based on 1986-87 appropriations. However, this funding guarantee has been adjusted to approximately 39 percent of 1986-87 appropriations to account for subsequent changes in the allocation of local property taxes, since these changes altered the share of General Fund revenues received by schools. Proposition 98 also contains provisions for the transfer of certain State tax revenues in excess of the Article XIII B limit to K-14 schools in Test 1 years when additional moneys are available. No such transfers are anticipated during fiscal year 2004-05.

    The Proposition 98 guarantee is funded from two sources: local property taxes and the General Fund. Any amount not funded by local property taxes is funded by the General Fund. Thus, local property tax collections represent an offset to General Fund costs in a Test 2 or Test 3 year.

    The 2004 Budget Act reflects General Fund Proposition 98 expenditures in fiscal years 2002-03 through 2004-05. Proposition 98 K-12 spending per pupil is 6.2 percent above the fiscal year 2002-03 level in both fiscal years 2003-04 and 2004-05. The 2004 Budget Act includes full funding for statutory growth and COLA adjustments, and also reflects the deferral of Proposition 98 expenditures of $2.158 billion from fiscal year 2002-03 to fiscal year 2003-04, $1.297 billion from fiscal year 2003-04 to fiscal year 2004-05 and $1.283 billion from fiscal year 2004-05 to fiscal year 2005-06. Appropriations for fiscal year 2003--04 include $188 million implementing the settlement agreement in the Williams litigation. The 2004 Budget Act assumes that any funding for the settlement of the Williams litigation for fiscal year 2004--05 will be accommodated within the existing Proposition 98 guarantee.

    Proposition 98 permits the Legislature, by a two-thirds vote of both houses (on a bill separate from the Budget Act), and with the Governor's concurrence, to suspend the K-14 schools' minimum funding guarantee for a one-year period. Restoration of the Proposition 98 funding level to the level that would have been required in the absence of such a suspension occurs over future fiscal years according to a specified State Constitutional formula.

    Legislation related to the 2004 Budget Act suspends the Proposition 98 minimum guarantee by $2.004 billion. This amount is added to the existing maintenance factor (defined above), for a total estimated maintenance factor of $3.625 billion at the end of fiscal year 2004-05. This cumulative maintenance factor is required to be restored to the Proposition 98 budget in future years as explained above. Assuming a continued moderate economic growth scenario, the Administration projects that $1.6 billion of the total maintenance factor could be restored in the next three to five fiscal years. The remaining $2 billion maintenance factor would be restored over another three to five fiscal years. Therefore, rebasing the minimum funding guarantee provides ongoing General Fund savings over several fiscal years until the maintenance factor is fully repaid.

    Appropriations for fiscal years 2002-03, 2003-04 and 2004-05 are currently estimated to be $486.7 million, $481.1 million and $301.6 million, respectively, below the amounts required by Proposition 98 because of increases in State tax revenues above previous estimates. The fiscal year 2004-05 amount is reflected in General Fund balances as a reserve for Proposition 98. As the factors used to determine this amount for fiscal year 2004-05 are not yet fixed, this amount may change and will be re-estimated in the fiscal year 2005-06 Governor's Budget and May Revision. The Administration also may propose additional appropriations to meet this obligation during the 2004-05 fiscal year. Legislation enacted in August 2004 will annually appropriate $150 million per year, beginning in fiscal year 2006-07, to repay any prior year Proposition 98 obligations, including $250.8 million owed from the 1995-96 and 1996-97 fiscal years, until these obligations are fully repaid.

                      INDEBTEDNESS AND OTHER OBLIGATIONS

GENERAL OBLIGATION BONDS

    The State Constitution prohibits the creation of general obligation indebtedness of the State unless a bond measure is approved by a majority of the electorate voting at a general election or a direct primary. General obligation bond acts provide that debt service on general obligation bonds shall be appropriated annually from the General Fund and all debt service on general obligation bonds is paid from the General Fund. Under the State Constitution, debt service on general obligation bonds is the second charge to the General Fund after the application of moneys in the General Fund to the support of the public school system and public institutions of higher education. Certain general obligation bond programs receive revenues from sources other than the sale of bonds or the investment of bond proceeds.

    As of October 1, 2004, the State had outstanding $46,825,047,000 aggregate principal amount of long-term general obligation bonds, and unused voter authorizations for the future issuance of $33,042,521,000 of long-term general obligation bonds. This latter figure consists of $20,125,287,000 of general obligation bonds which are authorized by State finance committees to be issued initially as commercial paper notes, described below, and $12,917,234,000 of other authorized but unissued general obligation bonds. These outstanding and authorized amounts include the economic recovery bonds.

    General obligation bond law permits the State to issue as variable rate indebtedness up to 20 percent of the aggregate amount of long-term general obligation bonds outstanding. The State has issued $5,374,565,000 of variable rate general obligation bonds (which includes the economic recovery bonds), representing 11.5 percent of the State's total outstanding general obligation bonds as of October 1, 2004.

    Initiative measures to issue $3 billion in bonds (California Stem Cell Research and Cures Act) and to issue $750 million in bonds (Children's Hospital Projects Bond Act) were approved by voters in the November 2004 ballot.

    The Legislature has approved approximately $600 million of new bond authorization, the California Reading and Literacy Improvement and Public Library Construction and Renovation Bond Act of 2006, to be placed on the June 2006 primary election ballot. A $9.95 billion bond measure for high speed rail projects has been placed on the November 2006 general election ballot. Additional bond proposals may also be added to the 2006 primary or general election ballots.

                            SOURCES OF TAX REVENUE

    The following is a summary of the State's major revenue sources:

PERSONAL INCOME TAX

    The California personal income tax, which accounts for a significant portion of General Fund tax revenues, is closely modeled after the federal income tax law. It is imposed on net taxable income (gross income less exclusions and deductions), with rates ranging from 1.0 percent to 9.3 percent. The personal income tax is adjusted annually by the change in the consumer price index to prevent taxpayers from being pushed into higher tax brackets without a real increase in income. Personal, dependent and other credits are allowed against the gross tax liability. In addition, taxpayers may be subject to an alternative minimum tax ("AMT"), which is much like the federal AMT. The personal income tax structure is considered to be highly progressive. For example, the State Franchise Tax Board indicates that the top 1 percent of taxpayers paid 36.7 percent of the total personal income tax in tax year 2002.

    Proposition 63, approved by voters in the November 2004 election, imposes a 1 percent surcharge on taxpayers with taxable income over $1 million. The proceeds of the tax surcharge would be used to expand county mental health programs.

    Taxes on capital gains realizations and stock options, which are largely linked to stock market performance, can add a significant dimension of volatility to personal income tax receipts. Capital gains and stock option tax receipts have accounted for as much as 24.7 percent and as little as 5.6 percent of General Fund revenues in the last ten years.

SALES TAX

    The sales tax is imposed upon retailers for the privilege of selling tangible personal property in California. Most retail sales and leases are subject to the tax. However, exemptions have been provided for certain essentials such as food for home consumption, prescription drugs, gas delivered through mains and electricity. Other exemptions provide relief for a variety of sales ranging from custom computer software to aircraft.

    The breakdown of the base state and local sales tax rate of 7.25 percent in effect until July 1, 2004, was as follows:

      o 5 percent is imposed as a State General Fund tax;

      o 0.5 percent is dedicated to local governments for health and welfare program realignment (Local Revenue Fund);

      o 0.5 percent is dedicated to local governments for public safety services (Local Public Safety Fund);

      o 1.25 percent is a local tax imposed under the Uniform Local Sales and Use Tax Law. Of that amount, 0.25 percent is dedicated to county transportation purposes, and 1 percent is for city and county general-purpose use.

    Effective July 1, 2004, the breakdown of the base state and local sales tax rate of 7.25 percent is as follows:

      o 5 percent imposed as a State General Fund tax;

      o 0.5 percent dedicated to local governments for health and welfare program realignment (Local Revenue Fund);

      o 0.5 percent dedicated to local governments for public safety services (Local Public Safety Fund);

      o 1.0 percent local tax imposed under the Uniform Local Sales and Use Tax Law, with 0.25 percent dedicated to county transportation purposes and
        0.75 percent for city and county general-purpose use (See below for a discussion of a court action seeking to prohibit the State Board of Equalization from implementing a one- quarter cent reduction in the local government sales and use tax, which was enacted at the time of the authorization of the State economic recovery bonds);

      o 0.25 percent deposited into the Fiscal Recovery Fund to repay the State's economic recovery bonds (the "Special Sales Tax").

    Existing law provides that 0.25 percent of the basic 5.00 percent State tax rate may be suspended in any calendar year upon certification by the Director of Finance by November 1 in any year in which both of the following occur: (1) the General Fund reserve (excluding the revenues derived from the 0.25 percent sales and use tax rate) is expected to exceed 3 percent of revenues in that fiscal year (excluding the revenues derived from the 0.25 percent sales and use tax rate) and (2) actual revenues for the period May 1 through September 30 equal or exceed the May Revision forecast. The 0.25 percent rate will be reinstated the following year if the Director of Finance subsequently determines conditions (1) or (2) above are not met for that fiscal year. The May Revision forecast estimated that the reserve level will be insufficient to trigger a reduction for calendar year 2005.

    Senate Constitutional Amendment No. 4, approved by the voters in the November 2004 election, amended the State Constitution to, among other things, reduce the Legislature's authority over local government revenue sources by restricting the State from lowering the local sales tax rate or changing the allocation of local sales tax revenues without meeting certain conditions.

CORPORATION TAX

    Corporation tax revenues are derived from the following taxes:

        1. The franchise tax and the corporate income tax are levied at an
    8.84 percent rate on profits. The former is imposed on corporations for the privilege of doing business in California, while the latter is imposed on corporations that derive income from California sources but are not sufficiently present to be classified as doing business in the State.

        2. Banks and other financial corporations are subject to the franchise tax plus an additional tax at the rate of 2 percent on their net income. This additional tax is in lieu of personal property taxes and business license taxes.

        3. The AMT is similar to that in federal law. In general, the AMT is based on a higher level of net income computed by adding back certain tax preferences. This tax is imposed at a rate of 6.65 percent.

        4. A minimum franchise tax of up to $800 is imposed on corporations subject to the franchise tax but not on those subject to the corporate income tax. New corporations are exempted from the minimum franchise tax for the first two years of incorporation.

        5. Sub-Chapter S corporations are taxed at 1.5 percent of profits.

    Taxpayers with net operating losses (i.e., an excess of allowable deductions over gross income) are allowed to carry forward those losses for tax purposes and deduct a portion in subsequent years. Chapter 488, Statutes of 2002 (AB 2065), suspends the use of any carryover losses for the 2002 and 2003 tax years, but allows taxpayers to deduct those losses beginning in the 2004 tax year and extends the expiration date for those losses by two years. That Chapter also increases the percent of a taxpayer's net operating loss ("NOL") that can be carried forward from 65 percent to 100 percent beginning January 1, 2004, for NOLs generated after that date. About 85 percent of NOL is deducted from corporation taxes with the balance deducted from personal income tax.

    On February 23, 2004, the U.S. Supreme Court denied the State Franchise Tax Board's appeal requesting review of the decision in Farmer Brothers Company v. Franchise Tax Board, a tax refund case which involved the deductibility of corporate dividends. The exact amount and timing of such refunds is yet to be determined, although potential revenue losses could total $400 million over several fiscal years through 2007-08 (some revenue gains are expected in fiscal years after that). The reduction in General Fund revenues could result in lower Proposition 98 expenditures; however the potential savings in Proposition 98 expenditures is unknown at this time.

INSURANCE TAX

    The majority of insurance written in California is subject to a 2.35 percent gross premium tax. For insurers, this premium tax takes the place of all other state and local taxes except those on real property and motor vehicles. Exceptions to the 2.35 percent rate are certain pension and profit-sharing plans which are taxed at the lesser rate of 0.5 percent, surplus lines and nonadmitted insurance at 3 percent and ocean marine insurers at 5 percent of underwriting profits.

ESTATE TAX; OTHER TAXES

    The California estate tax is based on the State death tax credit allowed against the federal estate tax. The California estate tax is designed to pick up the maximum credit allowed against the federal estate tax return. The federal Economic Growth and Tax Reconciliation Act of 2001 phases out the federal estate tax by 2010. As part of this, the Act reduced the State pick-up tax by 25 percent in 2002, 50 percent in 2003, and 75 percent in 2004, and eliminates it beginning in 2005. The provisions of this federal act sunset after 2010. At that time, the federal estate tax will be reinstated along with the State's estate tax, unless future federal legislation is enacted to make the provisions permanent.

    Other General Fund major taxes and licenses include: Inheritance and Gift Taxes; Cigarette Taxes; Alcoholic Beverage Taxes; Horse Racing License Fees and Trailer Coach License Fees.

Special Fund Revenues

    The California Constitution and statutes specify the uses of certain revenue. Such receipts are accounted for in various special funds. In general, special fund revenues comprise three categories of income:

      o Receipts from tax levies which are allocated to specified functions, such as motor vehicle taxes and fees and certain taxes on tobacco products.

      o Charges for special services to specific functions, including such items as business and professional license fees.

      o Rental royalties and other receipts designated for particular purposes (e.g., oil and gas royalties).

    Motor vehicle related taxes and fees accounted for about 40 percent of all special fund revenues and transfers in fiscal year 2003-04. Principal sources of this income are motor vehicle fuel taxes, registration and weight fees and vehicle license fees. During fiscal year 2003-04, $7.7 billion was derived from the ownership or operation of motor vehicles. About $3.2 billion of this revenue was returned to local governments. The remainder was available for various State programs related to transportation and services to vehicle owners.

Vehicle License Fee

    Vehicle license fees are assessed in the amount of two percent of a vehicle's depreciated market value for the privilege of operating a vehicle on California's public highways. A program to offset (or reduce) a portion of the vehicle license fees ("VLF") paid by vehicle owners was established by Chapter 322, Statutes of 1998. Beginning January 1, 1999, a permanent offset of 25 percent of the VLF paid by vehicle owners became operative. Various pieces of legislation increased the amount of the offset in subsequent years to the existing statutory level of 67.5 percent of two percent (resulting in the current effective rate of 0.65 percent). This level of offset was estimated to provide tax relief of $3.95 billion in fiscal year 2003-04.

    In connection with the offset of the VLF, the Legislature authorized appropriations from the State General Fund to "backfill" the offset so that local governments, which receive all of the vehicle license fee revenues, would not experience any loss of revenues. The legislation that established the VLF offset program also provided that if there were insufficient General Fund moneys to fully "backfill" the VLF offset, the percentage offset would be reduced proportionately (i.e., the license fee payable by drivers would be increased) to assure that local governments would not be disadvantaged. In June 2003, the Director of Finance under the Davis Administration ordered the suspension of VLF offsets due to a determination that insufficient General Fund moneys would be available for this purpose, and, beginning in October 2003, VLF paid by vehicle owners were restored to the 1998 level. However, the offset suspension was rescinded by Governor Schwarzenegger on November 17, 2003, and offset payments to local governments resumed. Local governments received "backfill" payments totaling $3.80 billion in fiscal year 2002-03. "Backfill" payments totaling $2.65 billion were expected to be paid to local governments in fiscal year 2003-04. The State-local agreement also provides for the repayment in August 2006 of approximately $1.2 billion that was not received by local governments during the time period between the suspension of the offsets and the implementation of higher fees.

    Beginning in fiscal year 2004-05, the State-local agreement will permanently reduce the VLF rate to 0.65 percent and eliminate the General Fund offset program. The State Constitution, amended by the voter approval of Senate Constitutional Amendment No. 4 in the November 2004 election, codifies the obligation of the State to provide replacement revenues to local governments for revenues lost as a result of the decrease in VLF rate below the current level of 0.65 percent of the market value of the vehicle.

    In an unpublished decision issued in September 2003, the Court of Appeal (County of San Diego v. Commission on State Mandates et al., D039471; petition for review denied by the California Supreme Court, in December, 2003) ruled in favor of the County of San Diego on certain claims related to the medically indigent adult ("MIA") program, and determined that the State owed the County of San Diego approximately $3.5 million for medical services rendered to MIAs during the two-year period (1991-1992). The decision triggered the automatic reduction in VLF payments to local governments, by making the statutory depreciation schedule, enacted as part of the 1991 program realignment between State and local governments, inoperative as of March 1, 2004. In response to this reduction, the Department of Motor Vehicles ("DMV") adopted emergency regulations to offset this reduction in revenues. Subsequently, legislation was approved to reinstate the authority to transfer VLF revenues to the counties. The reinstatement is made permanent by certain provisions of the State Constitution as a result of the voter approval of Senate Constitutional Amendment No. 4 in the November 2004 election.

Taxes on Tobacco Products

    On November 8, 1988, voters approved Proposition 99, which imposed, as of January 1, 1989, a 25-cent per pack excise tax on cigarettes, and a new, equivalent excise tax on other tobacco products. The initiative requires that funds from this tax be allocated to anti-tobacco education and research, to indigent health services, and environmental and recreation programs.

    Proposition 10, which was approved in 1998, increased the excise tax imposed on distributors selling cigarettes in California to 87 cents per pack effective January 1, 1999. At the same time, this proposition imposed a new excise tax on cigars, chewing tobacco, pipe tobacco, and snuff at a rate equivalent to the tax increase on cigarettes. In addition, the higher excise tax on cigarettes automatically triggered an additional increase in the tax on other tobacco products effective July 1, 1999, with the proceeds going to the Cigarette and Tobacco Products Surtax Fund.

    The State excise tax on cigarettes of 87 cents per pack and the equivalent rates on other tobacco products are earmarked as follows:

        1. Fifty cents of the per-pack tax on cigarettes and the equivalent rate levied on non-cigarette tobacco products are deposited in the California Children and Families First Trust Fund and are allocated primarily for early childhood development programs.

        2. Twenty-five cents of the per-pack tax on cigarettes and the equivalent rates levied on non-cigarette tobacco products are allocated to the Cigarette and Tobacco Products Surtax Fund. These funds are appropriated for anti-tobacco education and research, indigent health services, and environmental and recreation programs.

        3. Ten cents of the per-pack tax is allocated to the State's General
    Fund.

        4. The remaining two cents of the per-pack tax is deposited into the Breast Cancer Fund.

LOCAL GOVERNMENTS

    The primary units of local government in California are the counties, which range in population from 1,200 in Alpine County to approximately 10 million in Los Angeles County. Counties are responsible for the provision of many basic services, including indigent health care, welfare, jails, and public safety in unincorporated areas. There are also 478 incorporated cities and thousands of special districts formed for education, utilities, and other services. The fiscal condition of local governments has been constrained since Proposition 13, which added Article XIII A to the State Constitution ("Proposition 13"), was approved by California voters in 1978. Proposition 13 reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Proposition 218, another initiative constitutional amendment enacted in 1996, further limited the ability of local governments to raise taxes, fees, and other exactions. Counties, in particular, have had fewer options to raise revenues than many other local government entities, while they have been required to maintain many services.

    In the aftermath of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the loss of property tax moneys, including assuming principal responsibility for funding K-12 schools and community colleges. During the recession of the early 1990s, the Legislature eliminated most of the remaining components of post-Proposition 13 aid to local government entities other than K-12 schools and community colleges by requiring cities and counties to transfer some of their property tax revenues to school districts. However, the Legislature also provided additional funding sources, such as sales taxes, and reduced certain mandates for local services funded by cities and counties.

    The 2004 Budget Act, related legislation and the enactment of Senate Constitutional Amendment No. 4 will dramatically change the State-local fiscal relationship. These constitutional and statutory changes implement an agreement negotiated between the Governor and local government officials (the "State-local agreement") in connection with the 2004 Budget Act. One change relates to the reduction of the VLF rate from 2 percent to 0.65 percent of the market value of the vehicle. In order to protect local governments, which have previously received all VLF revenues, the reduction in VLF revenue to cities and counties from this rate change will be replaced by an increase in the amount of property tax they receive. Under the State-local agreement and implementing legislation, for fiscal years 2004-05 and 2005-06 only, the replacement property taxes that cities and counties receive will be reduced by $700 million. In future years, local governments will receive the full value of the VLF revenue. Also for these two fiscal years, redevelopment agencies will be required to shift $250 million, and special districts to shift $350 million, in property tax revenues they would otherwise receive to schools.

    As part of the State-local agreement, Senate Constitutional Amendment No. 4 was enacted by the Legislature and subsequently approved by the voters as Proposition IA at the November 2004 election. Senate Constitutional Amendment No. 4 amends the State Constitution to, among other things, reduce the Legislature's authority over local government revenue sources by placing restrictions on the State's access to local governments' property, sales, and vehicle license fee revenues as of November 3, 2004. Beginning with fiscal year 2008-09, the State will be able to borrow up to 8 percent of local property tax revenues, but only if the Governor proclaims such action is necessary due to a severe State fiscal hardship, two-thirds of both houses of the Legislature approves the borrowing and the amount borrowed is required to be paid back within three years. The State also will not be able to borrow from local property tax revenues for more than 2 fiscal years within a period of 10 fiscal years, and only if previous borrowings have been repaid. In addition, the State cannot reduce the local sales tax rate or restrict the authority of the local governments to impose or change the distribution of the statewide local sales tax. Senate Constitutional Amendment No. 4 also prohibits the State from mandating activities on cities, counties or special districts without providing for the funding needed to comply with the mandates. Beginning in fiscal year 2005-06, if the State does not provide funding for the activity that has been determined to be mandated, the requirement on cities, counties or special districts to abide by the mandate would be suspended. In addition, Senate Constitutional Amendment No 4 expands the definition of what constitutes a mandate to encompass State action that transfers to cities, counties and special districts financial responsibility for a required program for which the State previously had partial or complete responsibility. The State mandate provisions of Senate Constitutional Amendment No. 4 do not apply to schools or community colleges or to mandates relating to employee rights.

PENSION TRUSTS

    The assets and liabilities of the three principal retirement systems in which the State participates, CalPERS, the California State Teachers' Retirement System ("CalSTRS") and the University of California Retirement System ("UCRS"), are included in the financial statements of the State as fiduciary funds. The State's contribution to the CalPERS and the UC Retirement System is actuarially determined each year, while the State's contribution to the CalSTRS Defined Benefit Program is established by statute. This is currently 2.017 percent of teacher payroll for the fiscal year ending in the immediately preceding calendar year. The State must also contribute 2.5 percent of teacher payroll to the Supplemental Benefits Maintenance Account, which is a purchasing power protection reserve. CalSTRS has recently announced that due to an unfunded liability associated with the 1990 benefit structure, the State will be required to pay an additional 0.524 percent ($94 million from the General Fund); however the State is still evaluating the validity of this assertion.

    Due to past investment losses and increased retirement benefits, the State contribution to CalPERS has increased from $156.7 million in fiscal year 2000-01 to an estimated $2.547 billion in fiscal year 2004-05.

    The 2004 Budget Act includes a pension reform package to reduce the State's future costs of pension contributions. The pension reform would require that all new miscellaneous and industrial employees contribute 5 percent of their salaries into a 401(a) account for their first two years of service to the State. The State would not contribute to CalPERS on behalf of those employees for the first two years. At the completion of the two years, the employees would automatically begin paying into CalPERS instead of the 401(a) account and the State would begin making normal contributions on the employees' behalf. At the end of forty-eight months, the new employees will be given a choice of withdrawing their accumulated 5 percent contributions, rolling their contributions into a deferred compensation program, or purchasing their accrued service with CalPERS. The 2004 Budget Act also assumes the issuance of $929 million of pension obligation bonds to cover a portion of the State's retirement obligations for fiscal year 2004-05.

REPAYMENT OF ENERGY LOANS

    The Department of Water Resources of the State ("DWR") borrowed $6.1 billion from the General Fund of the State for DWR's power supply program between January and June 2001. DWR issued approximately $11.25 billion in revenue bonds in several series and in the fall of 2002 used the net proceeds of the revenue bonds to repay outstanding loans from banks and commercial lenders in the amount of approximately $3.5 billion and a loan from the General Fund in the amount of $6.1 billion plus accrued interest of approximately $500 million.

    The cost of the loans from the General Fund and the banks and commercial lenders that financed DWR's power supply program costs during 2001 exceeded DWR's revenues from the sale of electricity. Since that time, the power supply program has become self-supporting, and no additional loans from the General Fund are authorized. As of January 1, 2003, the DWR's authority to enter into new power purchase contracts terminated, and the three major investor-owned electric utilities (the "IOUs") resumed responsibility for obtaining electricity for their customers.

    The general purpose of the power supply program has been to provide to customers of the IOUs the portion of their power not provided by the IOUs. The primary source of money to pay debt service on the DWR revenue bonds is revenues derived from customers of the IOUs resulting from charges set by the California Public Utilities Commission. The DWR revenue bonds are not a debt or liability of the State and do not directly or indirectly or contingently obligate the State to levy or to pledge any form of taxation whatever therefor or to make any appropriation for their payment.

UNEMPLOYMENT INSURANCE FUND

    In fiscal year 2003-04, the State paid $6.715 billion in unemployment benefits from the Unemployment Insurance ("UI") Fund (which is not part of the General Fund). In fiscal year 2004-05, the State estimates it will pay $6.179 billion in benefits from the UI Fund. In calendar year 2004, the Employment Development Department ("EDD") obtained a cash flow loan from the United States Department of Labor to pay the unemployment benefits. The 2004 Budget Act contains provisional. language authorizing up to $2.5 million in interest payments from the EDD Contingent Fund towards the repayment of the loan. However, because this loan was repaid prior to September 30, 2004, no interest is expected to be incurred in fiscal year 2004-05. Increased UI tax receipts and declining unemployment benefit claims have eliminated the need for additional borrowing in calendar year 2004, though the potential for calendar year 2005 borrowing remains.

                    PRIOR FISCAL YEARS' FINANCIAL RESULTS

    Following a severe recession in the early 1990s, the State's financial condition improved markedly starting in 1995-96, due to a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint based on actions taken in earlier years. The economy grew strongly between 1994 and 2000, generally outpacing the nation, and as a result, for the five fiscal years from 1995-96 to 1999-00, the General Fund tax revenues exceeded the estimates made at the time the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, to make up shortfalls from reduced federal health and welfare aid in 1995-96 and 1996-97 and to fund new program initiatives, including education spending above Proposition 98 minimums, tax reductions, aid to local governments and infrastructure expenditures.

2001 BUDGET ACT

    The 2001 Budget Act (for fiscal year 2001-02) was signed by Governor Davis on July 26, 2001. The spending plan for fiscal year 2001-02 included General Fund expenditures of $78.8 billion, a reduction of $1.3 billion from the prior year. The spending plan utilized more than half of the budget surplus as of June 30, 2001, but still left a projected balance in the Special Fund for Economic Uncertainties (SFEU) at June 30, 2002, of $2.6 billion. The 2001 Budget Act assumed that, during the course of the fiscal year, the $6.2 billion advanced by the General Fund to the DWR for power purchases would be repaid with interest.

    The final estimate of fiscal year 2001-02 revenues and expenditures showed an unprecedented drop in revenues compared to the prior year. The final estimate for the three largest tax sources was $59.7 billion, a drop of over $13 billion from fiscal year 2000-01, the vast bulk of which was attributable to reduced personal income taxes from stock option and capital gains activity. This revenue shortfall and the delay of the DWR power revenue bonds past June 30, 2002, resulted in a substantial budgetary deficit and cash flow difficulties. Despite a mid-year spending freeze for many State agencies and spending reductions and deferrals totaling $2.3 billion for the 2001-02 fiscal year in January 2002, the State ended fiscal year 2001-02 with a $2.1 billion negative fund balance.

2002 BUDGET ACT

    The 2002-03 Governor's Budget, released on January 10, 2002 (the "2002-03 Governor's Budget") projected a combined budget gap for fiscal years 2001-02 and 2002-03 of approximately $12.5 billion due, in part, to a decline in General Fund revenues attributable to the national economic recession combined with the stock market decline. Personal income tax receipts, which include stock option and capital gains realizations, were particularly affected by the slowing economy and stock market decline. The May Revision to the 2002-03 Governor's Budget projected further deterioration in revenues and additional costs, increasing the two year budget gap to $23.6 billion.

    The 2002 Budget Act was signed by Governor Davis on September 5, 2002. The 2002 Budget Act addressed the $23.6 billion gap between expenditures and resources through a combination of program reductions, interfund borrowings, fund shifts, payment deferrals, accelerations and transfers, debt service restructuring savings and modest tax changes.

    Within a few months after the 2002 Budget Act was adopted, it became evident that revenue projections incorporated in the 2002 Budget Act were substantially overstated and that certain program cost savings included in the 2002 Budget Act would not be realized.

    In late November 2002, Governor Davis directed State agencies to take immediate action to reduce any non-critical or non-essential activities by not filling any vacant positions; to cancel, postpone or amend contracts, grants, purchase orders and similar commitments; to eliminate additional nonessential vacant positions; to delay construction or signing of new leases for space; to cancel or postpone non-essential trips; and to generate new proposals for current year program reductions. In the spring of 2003, the Legislature passed budget adjustment legislation, totaling about $10.4 billion in spending reductions, deferrals and funding transfers ($5.1 billion for fiscal year 2002-03 and $5.3 billion for fiscal year 2003-04). The largest part of the reductions (including a $1.1 billion deferral into the 2003-04 fiscal year) were for K-12 education funding.

2003 BUDGET ACT

    The 2003-04 Governor's Budget, released on January 10, 2003 (the "2003-04 Governor's Budget"), projected a significant downward revision in State revenues. The 2003-04 Governor's Budget projected revenues from the three largest tax sources to be about $61.7 billion in fiscal year 2002-03, more than $6 billion lower than projected in the 2002 Budget Act. The 2003-04 Governor's Budget projected total revenues and transfers of $73.1 billion and $69.2 billion in fiscal years 2002-03 and 2003-04 respectively. The 2003-04 Governor's Budget projected a $34.6 billion cumulative budget shortfall through June 30, 2004.

    The May Revision to the 2003-04 Governor's Budget (the "May Revision") reduced the revenue estimate for fiscal year 2002-03 to $70.8 billion from the 2003-04 Governor's Budget estimate of $73.1 billion, primarily from the loss of $2 billion of revenues due to the delay of the second sale of tobacco securitization bonds. The May Revision estimated that the cumulative budget shortfall for fiscal years 2002-03 and 2003-04 had increased from $34.6 billion to $38.2 billion.

    The 2003 Budget Act was adopted by the Legislature on July 29, 2003, along with a number of implementing measures, and signed by Governor Davis on August 2, 2003. Under the 2003 Budget Act, General Fund revenues were projected to increase 3.3 percent, from $70.9 billion in fiscal year 2002-03 to $73.3 billion in fiscal year 2003-04. The revenue projections incorporated a 4 percent increase in State tax revenues (as projected by the State's Legislative Analyst's Office ("LAO") in August of 2003).

    The June 30, 2004 reserve was projected in the 2003 Budget Act to be just over $2 billion. This projection reflected the elimination of the $10.675 billion accumulated deficit through June 30, 2003 (as estimated in the 2003 Budget Act), through the issuance of the economic recovery bonds.

    The 2004-05 Governor's Budget's projection for fiscal year 2003-04, released on January 9, 2004, projected $1.274 billion of additional revenues, $3.879 billion of additional expenditures and $205 million additional prior year adjustments as compared to the 2003 Budget Act. After accounting for a $473 million reduction in other reserves, the June 30, 2004 General Fund reserve was projected to be $290 million, down approximately $1.9 billion from the 2003 Budget Act. The 2004-05 Governor's Budget assumed the implementation of certain mid-year spending reductions.

    On May 13, 2004, the Governor released the May Revision to the 2004-05 Governor's Budget, which provided updated revenue and economic forecasts and revised budget proposals. The May Revision projected a $1.88 billion reserve as of June 30, 2004, representing a $1.597 billion increase compared to the 2004-05 Governor's Budget.

    The 2004 Budget Act estimated a $2.198 billion reserve as of June 30, 2004, $290 million higher than projected in the May Revision.

                             CURRENT STATE BUDGET
BACKGROUND

    The 2004-05 Governor's Budget, released on January 9, 2004, reported that, in the absence of corrective actions to change existing policies, operating deficits, estimated at $14 billion for fiscal 2004-05, would continue to be incurred. The May Revision released on May 13, 2004, projected a June 30, 2005 General Fund reserve of $998 million, up $363 million from the 2004-05 Governor's Budget projections. The increase in the reserve was the result of a $2.229 billion increase in prior year adjustments, a $245 million increase in revenues (over both fiscal years 2003-04 and 2004-05), a $1 billion reduction in the sale of economic recovery bonds and a $1.112 billion increase in expenditures (over both fiscal years 2003-04 and 2004-05).

2004 BUDGET ACT

    After months of negotiations between the Governor and the Legislature, the 2004 Budget Act was adopted by the Legislature on July 29, 2004, along with a number of implementing measures, and signed by the Governor on July 31, 2004. In approving the budget, the Governor vetoed $116 million in appropriations (including $80 million in General Fund appropriations). The 2004 Budget Act largely reflects the proposals contained in the May Revision to the 2004-05 Budget, including the use of $2 billion of proceeds of the economic recovery bonds issued in fiscal year 2003-04.

    Under the 2004 Budget Act, General Fund revenues are projected to increase
3.6 percent, from $74.6 billion in fiscal year 2003-04 (which includes approximately $2.3 billion in tobacco securitization bond proceeds) to $77.3 billion in fiscal year 2004-05. The revenue projections assume a continuing rebound in California's economy as reflected in several key indicators. Excluding the impact of the economic recovery bonds, General Fund expenditures are estimated to increase by 6.7 percent, from $75.6 billion in fiscal year 2003-04 to $80.7 billion in fiscal year 2004-05. The June 30, 2005 reserve is projected to be $768 million, compared to an estimated June 30, 2004 reserve of $2.198 billion.

    The 2004 Budget Act largely reflects the budget proposals contained in the May Revision (released on May 13, 2004) to the original 2004-05 Governor's Budget (the "May Revision") proposed on January 9, 2004. Revenue increases since the May Revision reflected in the 2004 Budget Act total $542 million. The majority of the change in revenues can be accounted for by a $315 million increase due to the Legislature's adoption of the Legislative Analyst's revenue estimates, and a $210 million increase from the suspension of the Teacher's Tax Credit. Resources also increased by an additional $341 million in prior year adjustments. In addition, expenditures increased by $1.1 billion since the May Revision. These changes resulted in a $230 million reduction to the reserve, compared to the May Revision. The majority of the expenditure increase is due to the restoration of solutions in the Health and Human Services, Employee Compensation, County Probation, and Higher Education areas. In summary, the 2004 Budget Act addressed a projected $13.9 billion budget shortfall through expenditure cuts ($4.0 billion or 28.7 percent), cost avoidance ($4.4 billion or 31.7 percent), fund shifts ($1.6 billion or 11.2 percent), loans or borrowing ($2.1 billion or 15.4 percent), and transfers and other revenue ($1.8 billion or 13.0 percent).

    The 2004 Budget Act contains the following major components:

        1. Rebasing Proposition 98 Minimum Funding Guarantee--The level of Proposition 98 appropriations is to be reset at a level approximately $2 billion less than would otherwise be required for fiscal year 2004-05 pursuant to legislation relating to the 2004 Budget Act.

        2. Higher Education--A new fee policy for higher education is implemented whereby future undergraduate and graduate level fee increases are tied to increases in per-capita personal income, with flexibility to increase fees by not more than an average of 10 percent a year over the next three years. Under the fee policy, graduate fees may increase at rates in excess of undergraduate fees until a 50 percent differential is achieved. In fiscal year 2004-05, fees are increased 14 percent for undergraduates and 20 percent for graduate students (25 percent for CSU graduate students majoring in non-teacher preparation programs). The new long-term policy is designed to ensure that public university students are protected from future dramatic fee increases as a consequence of declines in General Fund resources. The 2004 Budget Act includes $750 million in various spending reductions for higher education from otherwise mandated levels.

        3. Health and Human Services--While the Administration has proposed major reforms of the Medi-Cal program, any such reforms are expected to take at least one year to implement. As a result, the 2004 Budget Act does not include any savings attributed to Medi-Cal redesign. Other strategies independent of the Medi-Cal redesign have been included in the 2004 Budget Act, such as the implementation of Medi-Cal rate increases for County Organized Health Systems and Pharmacy Reimbursement Realignment. In addition, increased work incentives under the CalWORKs program are proposed. The budget includes $992 million in reductions in various social service programs from otherwise mandated levels.

        4. Pension Reform--The 2004 Budget Act eliminates State contributions to CalPERS on behalf of new State employees for the first two years of employment. In addition, the 2004 Budget Act assumes the issuance of $929 million pension obligation bonds to cover a portion of the State's required contributions to CalPERS in fiscal year 2004-05. Of this amount, $577 million is reflected as a revenue transfer and $352 million as savings.

        5. Substantially Reduced External Borrowings--As stated, the 2004 Budget Act assumes the issuance of $929 million in pension obligation bonds to pay a portion of the pension obligations in fiscal year 2004-05. In addition, approximately $2 billion of economic recovery bond proceeds will be deposited in the Deficit Recovery Fund and will be used to offset fiscal year 2004-05 General Fund expenditures. In contrast, in fiscal year 2003-04, aggregate borrowings to address current expenses and accumulated deficits are estimated at $11.5 billion, including $2.3 billion of tobacco securitization proceeds and $9.2 billion of economic recovery proceeds (representing approximately $11.254 billion of total bond proceeds, less $2 billion deposited into the Deficit Recovery Fund).

        6. Tax Relief--The 2004 Budget Act reflects the elimination of the VLF offset program beginning in fiscal year 2004-05.

        7. Indian Gaming--The 2004 Budget Act includes $300 million in revenues as a result of the renegotiation of tribal gaming compacts and the negotiation of new compacts with tribes that wish to expand gaming activities. The 2004 Budget Act authorizes the State to sell an additional revenue stream received from payments made by certain Indian tribes to secure up to $1.5 billion of securities, the proceeds of which will be used by the State to repay prior transportation loans. Pending litigation relating to the Indian gaming compacts could also affect these additional revenues and securities issuance.

        8. Other Revenue Enhancements and Expenditure Reductions--The 2004 Budget Act includes: (i) $1.206 billion in savings for the suspension of the Transportation Investment Fund transfer; (ii) $450 million in savings from deposits of punitive damages awards used to offset General Fund costs in fiscal year 2004-05; (iii) $206 million for spending reductions that would result from changes in the correctional system; and (iv) $150 million of additional savings pursuant to Control Section 4.10 of the 2004 Budget Act.

STRUCTURAL DEFICIT

    In its May 17, 2004 "Overview of the 2004-05 May Revision" (the "LAO May Report"), the LAO projected that a $6 billion operating shortfall would re-emerge in fiscal year 2005-06. Although the LAO expected that the shortfall could be substantially offset through accessing carryover reserves and using the remaining Proposition 57 economic recovery bond authorization, the State budget would still be modestly out of balance. The LAO further projected that following fiscal year 2005-06, the State would again face major budget shortfalls, absent significant corrective actions. The LAO estimated that the fiscal year 2006-07 shortfall would approach $8 billion, and that annual operating deficits above $6.5 billion would persist for the forecast period (through fiscal year 2008-09).

    On September 22, 2004 the LAO issued its report entitled "California Spending Plan 2004-05-- The Budget Act and Related Legislation" (the "LAO September Report"), analyzing the impact of the final 2004 Budget Act on the operating shortfall projections contained in the LAO May Report. The LAO September Report concludes that while the 2004 Budget Act "includes significant ongoing savings" and "makes some progress toward resolving the State's ongoing structural budget shortfall," the 2004 Budget Act, like the 2002 Budget Act and 2003 Budget Act, contains a "significant number of one-time or limited-term solutions" and "obligates additional spending in future years." The LAO states that a combination of these factors will likely add to the projected shortfall contained in the LAO May Report, and "that substantial additional actions will be needed to bring future budgets into balance."

    One-time savings measures contained in the 2004 Budget Act and highlighted in the LAO September Report include, among others, the use of approximately $2 billion in economic recovery bonds authorized by Proposition 57, the proposed issuance of $929 million in pension obligation bonds, the deferral of $1.2 billion in Proposition 42 transportation spending, the postponement of approximately $200 million of local government mandate payments, and the diversion of property tax revenue from local governments ($1.3 billion for each of fiscal years 2004-05 and 2005-06). The out-year spending highlighted by the LAO September Report includes the repayment of $1.3 billion of VLF "gap" loan to local governments due in fiscal year 2006-07, as well as the repayment of Proposition 98 deferrals and certain transportation loans.

    Although the Administration projects that, given current spending rates, there will be an operating deficit in fiscal year 2005-06, the Legislature is required to send and the Governor is required to sign a balanced budget, as specified in the Constitution. Savings, which cannot be determined at this time, are anticipated from various budget reform proposals, such as Medi-Cal and corrections, and from recommendations made by the California Performance Review that will be implemented. These savings will help reduce the operating deficit in fiscal year 2005-06.

RELEASE OF LAO REPORT

    On November 17, 2004, the LAO issued its report entitled "California's Fiscal Outlook--LAO Projections 2004-05 Through 2009-10" which provides the LAO's projections of General Fund revenues and expenditures for fiscal years 2004-05 through 2009-10 and the LAO's assessment of the outlook for California's economy, revenues and expenditures.

    The LAO report projects an imbalance of about $6.7 billion between revenues and expenditures for the upcoming fiscal year 2005-06 budget (based on the assumptions made in the LAO report). The report notes that closing this gap will be helped by a carry-over balance and various limited-term solutions enacted in the 2004-05 budget, which will not be available in subsequent years. The report continues: "as a result, these solutions cannot be counted on to address the State's large and persistent ongoing structural budget shortfall. We project that this shortfall will reach nearly $10 billion in 2006-07 under current-law spending and revenue policies, absent corrective actions." The LAO further states that, given the size and persistence of this structural budget shortfall, even in the face of an expanding economy and strengthening revenues, "it is unlikely that California will be able to simply 'grow its way out of this shortfall."' The LAO concludes, in part: "we believe it is critical that the Legislature act now to address the large underlying structural budget imbalance."

                                  LITIGATION

    The State is a party to numerous legal proceedings. The following are the most significant pending proceedings, as reported by the Office of the Attorney General.

CHALLENGE SEEKING PAYMENT TO TEACHER'S RETIREMENT BOARD

    In May 2003, the Legislature enacted legislation (Chapter 6, Statutes of 2003-04, First Extraordinary Session, Senate Bill No. 20, "SBX1 20") that deferred the payment of $500 million to CalSTRS's Supplemental Benefit Maintenance Account ("SBMA"). SBX1 20 also establishes an appropriation of an amount not to exceed $500 million, adjusted by the actual rate of return to funds in the SBMA, in 2006 and every four years thereafter, for the purpose of funding the SBMA. The actual amount of such appropriation, if any, will be determined following a report by the CalSTRS managing board that the funds in the SBMA will be insufficient in any fiscal year before July 1, 2036 to provide certain payments to CalSTRS members, and the certification of the amount of any such appropriation by the State's Director of Finance.

    On October 14, 2003, the CalSTRS board and certain CalSTRS members filed a complaint, now pending in the Sacramento County Superior Court as Teacher's Retirement Board, as Manager of the California State Teachers, Retirement System, et al. v. Donna Arduin, Director of California Department of Finance, and Steve Westly, California State Controller (Case No. 03CS01503). This lawsuit seeks, primarily, a writ of mandate compelling the State Controller to transfer funds from the State's General Fund to the SBMA in an amount equal to the continuing appropriation as it existed prior to the enactment of SBX1 20 ($500 million plus interest). It also seeks injunctive and declaratory relief to the same effect. The State is vigorously defending the action.

ACTIONS SEEKING FLOOD-RELATED DAMAGES

    In January of 1997, California experienced major flooding with preliminary estimates of property damage of approximately $1.6 to $2.0 billion. In McMahan
v. State, (Sacramento County Superior Court, Case No. 02-AS-06058), a substantial number of plaintiffs have joined suit against the State, local agencies, and private companies and contractors seeking compensation for the damages they suffered as a result of the flooding. A trial date has been scheduled for April 2005. The State is vigorously defending the action.

    Paterno v. State of California (Yuba County Superior Court, Judicial Counsel Coordination Proceeding 2104) is a coordinated action involving 3,000 plaintiffs seeking recovery for damages caused by the Yuba River flood of February 1986. The trial court found liability in inverse condemnation and awarded damages of $500,000 to a sample of plaintiffs. The State's potential liability to the remaining plaintiffs ranges from $800 million to $1.5 billion. In 1992, the State and plaintiffs filed appeals of the decision in the sample plaintiffs' action, and upon remand, plaintiffs' inverse condemnation cause of action was re-tried. The trial court ruled in favor of the State as to all plaintiffs. The appellate court reversed the trial court judgment and remanded the case to the trial court with directions to enter judgment in favor of plaintiffs and ordered the State to pay costs on appeal and costs of suit, including reasonable attorney, appraisal and engineering fees actually incurred. (Paterno v. State of California (2003) 113 Cal. App. 4th 998). The Supreme Court denied the State's petition for review, which brought the liability phase of this litigation to a close. The issues of damages, interest, fees, costs and expenses are being litigated in the Yuba County Superior Court.

TAX REFUND CASES

    Six pending cases challenge the Franchise Tax Board's treatment of receipts from investment of cash in short-term financial instruments, and the resulting impact on the apportionment of corporate income allegedly earned outside of California to the corporation's California tax obligation. In General Motors Corp. v. Franchise Tax Board, the California Court of Appeal affirmed the trial court's ruling in favor of the Franchise Tax Board on this issue and General Motors has filed a petition for review of this decision with the California Supreme Court (General Motors Corp. v. Franchise Tax Board, Case No. S127086). The Limited Stores, Inc. and Affiliates v. Franchise Tax Board is pending in the Court of Appeal, First Appellate District (Case No. A102915); Toys "R" Us, Inc. v. Franchise Tax Board is pending in the Court of Appeal, Third Appellate District (Case No. C045386); and Microsoft Corporation
v. Franchise Tax Board is pending in the Court of Appeal, First Appellate District (Case No. A105312). The trial courts in The Limited Stores and Toys "R" Us ruled in favor of the Franchise Tax Board on this issue; in Microsoft Corporation, the trial court ruled against the Franchise Tax Board. Montgomery Ward LLC v. Franchise Tax Board is pending in the San Diego Superior Court (Case No. 802767), and Colgate-Palmolive v. Franchise Tax Board is pending in the Sacramento County Superior Court (Case No. 03AS00707). Other taxpayers have raised this same issue in administrative actions. A final decision in favor of any of these plaintiffs could result in tax refunds to similarly situated taxpayers in an amount exceeding $400 million, with a potential future annual revenue loss of $85 million. The State is vigorously litigating this issue.

    In County of Orange v. Orange County Assessment Appeals Board #3; Bezaire, et al., Real Parties in Interest, (Court of Appeal, Fourth Appellate District, Division 3, Case No. G032412), the court issued a unanimous published decision (117 Cal. App. 4th 121) reversing a trial court decision that determined the Orange County assessor's office had received property taxes from two taxpayers in excess of the amounts collectable under Article XIII A of the California Constitution (implemented in 1978 by Proposition 13). The plaintiffs' legal claim focused on the constitutionality of the practice of the Orange County assessor's office to increase or "recapture" the assessed values of real properties that temporarily decline and then increase in value. On July 21, 2004, the California Supreme Court (Case No. S124682) denied plaintiffs' petition for review. That brings this case to a close. However, a similar challenge to the practices of the assessor for the County of Marin, Alan J. Titus and Marjorie Goldman v. County of Marin, is pending in the Court of Appeal, First Appellate District, Division Two (Case No. A104960). The State is not a party to this pending litigation, but the effects of a final determination by an appellate court that the contested assessment practices are contrary to Proposition 13 could result in an increase in the State general fund component of the financing guarantee to public schools established by Proposition 98 in an amount in excess of several billion dollars.

ENVIRONMENTAL CLEANUP MATTER

    In a federal Environmental Protection Agency ("U.S. EPA") administrative abatement action entitled In the Matter of: Leviathan Mine, Alpine County, California, Regional Water Quality Control Board, Lahontan Region, State of California (U.S. EPA Region IX CERCLA Docket No. 00-16(a)), the State, as owner of the Leviathan Mine, is a party through the Lahontan Regional Water Quality Control Board ("Board"). Also a party is ARCO, the successor in interest to the mining company that caused certain pollution of the mine site. The Leviathan Mine site is listed on the U.S. EPA "Superfund" List, and both remediation costs and costs for Natural Resource Damages may be imposed on the State. The alleged bases for the State's liability are the State's ownership of the mine site and the terms of a 1983 settlement agreement with ARCO. The Board has undertaken certain remedial action at the mine site, but the U.S. EPA's decision on the interim and final remedies are pending. ARCO has filed several state law claims against the State with the California Victim Compensation and Government Claims Board (an administrative agency with which certain claims must be filed as a prerequisite to litigation seeking damages against the State which was formerly named the Board of Control, the "Government Claims Board"). Litigation on these claims has been tolled by agreement among the parties until October 1, 2006. It is possible these matters could result in a potential loss to the State in excess of $400 million.

ENERGY-RELATED MATTERS

    In People v. ACN Energy, Inc., et al. (Sacramento County Superior Court, Case No. 01AS05497), the court is considering whether and to what extent compensation is due to market participants which have claimed compensation as a result of the Governor's issuance of executive orders, under the California Emergency Service Act, "commandeering" power purchase arrangements held by Pacific Gas & Electric Company ("PG&E") and Southern California Edison ("SCE"), referred to as "block forward contracts." In this action the State seeks a declaration that the State is not liable for damages as a result of these orders, nor for compensation for inverse condemnation, and that any damages suffered by any of the defendants is offset by payments made by the Department of Water Resources for electricity received under the "commandeered" "block forward contracts." Complaints and cross-complaints for inverse condemnation, recovery under the Emergency Services Act and other causes of action brought by PG&E, Reliant Energy Services, Dynegy Power Marketing, Williams Energy Services, Sempra Energy Trading, the California Power Exchange, Mirant Americas Energy, Duke Energy Trading and Marketing, and numerous other market participants have been joined with the declaratory relief action in Judicial Council Coordination Proceeding No. 4203, in Sacramento County Superior Court. In an administrative proceeding action before the Government Claims Board (which was dismissed on procedural grounds), the California Power Exchange stated claims for "commandeering" the "block forward contracts" in the amount of approximately $1 billion.

ESCHEATED PROPERTY CLAIMS

    In three pending cases, plaintiffs claim that the State Controller has a constitutional and statutory duty to give notice prior to the time the Controller sells property that has escheated to the State (in these cases, shares of stock): Lusby-Taylor v. Connell (U.S. Court of Appeals, Ninth Circuit, Case No. 02-16511); Orfield v. Connell (Los Angeles County Superior Court, Case No. BC288429); and Suever v. Connell (U.S. Court of Appeals, Ninth Circuit, Case No. 04-15555). The plaintiffs also claim that the Controller failed to comply with statutory notice requirements when it first received property that had escheated to the State. The plaintiffs seek damages, which certain plaintiffs have articulated as being in the amount of the difference between the amount they were paid for the stock upon its sale, and either the current value of the stock or the highest market value of the stock between the date the Controller sold the stock and the present. All of these cases are styled as class actions, though no class has yet been certified in any of the cases. In Lusby-Taylor and Suever, the trial courts did not reach the issue before issuing their decisions, which are now on appeal. If one or more of these cases is certified as a class action and the class ultimately prevails on the merits, damages for the class could be in excess of $500 million. The State has prevailed at the trial court in Suever and Lusby-Taylor. Orfield is being litigated in the trial court. The State is vigorously defending all of these actions. The State has ultimately prevailed in two cases in which plaintiffs also claimed that the Controller's unclaimed property notice practices were unconstitutional and failed to meet statutory requirements:
Fong v. Westly (2004) 117 Cal. App. 4th 841 and Harris v. Westly (2004) 116 Cal. App. 4th 214.

    In three pending cases, plaintiffs claim that the State Controller has an obligation to pay interest on private property that has escheated to the State, and that failure to do so constitutes an unconstitutional taking of private property: Morris v. Westly (Los Angeles County Superior Court, Case No. BC310200); Trust Realty Partners v. Westly (Sacramento County Superior Court, Case No. 04AS02522); and Browne v. Westly (Sacramento County Superior Court, Case No. 04AS02570). The Browne and Trust Realty lawsuits focus on the State's elimination of interest payments on unclaimed property claims (Code of Civil Procedure Section 1540, subdivision (c), as amended effective August 11, 2003, "CCP 1540"), and the Morris lawsuit challenges both the elimination of interest and whether the State's custodial use of escheated funds entitles the claimant to constructive interest. The Morris case seeks a class action determination, and identifies a purported class that could be interpreted to include all persons or entities whose property has been taken into custody by the State. On behalf of the articulated class, the plaintiff in Morris seeks a declaration that failure to pay interest is an unconstitutional taking and, among other things, an injunction restraining the State Controller from pursuing the practices complained of in the complaint. The Browne and Trust Realty Partners cases are not styled as class actions suits, but in addition to seeking general and special damages in a sum according to proof at trial, each case seeks a common fund recovery and an injunction restraining the Controller from engaging in the acts alleged in their respective complaints. If the Morris case ultimately prevails as a class action, or the injunctions prayed for in either of the Browne or Trust Realty Partners cases are issued and upheld, in any case to require the State Controller to pay interest on escheated property as the plaintiffs allege is required by law, costs to the State could be in excess of $500 million.

ACTION SEEKING DAMAGES FOR ALLEGED VIOLATIONS OF PRIVACY RIGHTS

    In Gail Marie Harrington-Wisely, et al. v. State of California, et al., (Los Angeles County Superior Court, Case No. BC 227373), a proposed class action, plaintiffs seek damages for alleged violations of prison visitors' rights resulting from the Department of Corrections' use of a body imaging machine to search visitors entering state prisons for contraband. This matter has been certified as a class action for the purpose of determining liability. The court has deferred its ruling on certifying a class for the purpose of determing damages. If this action is certified as a class action for purposes of damages, and a court were to award damages pursuant to the California Civil Code for every use of the body imaging machine, damages could be as high as $3 billion. Trial has been scheduled for May 10, 2005.

ACTIONS SEEKING PROGRAM MODIFICATIONS

    In the following cases, plaintiffs seek court orders or judgments that would require the State to modify existing programs and, except as specified, do not seek monetary damages. Nevertheless, a judgment against the State in any one of these cases could require changes in the challenged program that could result in increased programmatic costs to the State in a future fiscal year in excess of $400 million. Alternatively, in some circumstances, it may be possible that a judgment against the State could be addressed by legislative changes to the program that would cost less.

    In Williams, et al., v. State of California, et al., (San Francisco County Superior Court, Case No. 312236), a class action for declaratory relief and injunction brought by public school students against the State, the Board of Education, and Department of Education and the Superintendent of Public Instruction, the class alleges inadequacies in the public education system and seeks a variety of programmatic changes to the system including elimination of some types of multi-track, year-round school schedules. A settlement has been reached in this case, which by its terms is subject to the enactment of certain proposed legislation. The settlement agreement provides proposed legislation which would fund a program to authorize school districts to spend up to $800 million over a period of years for repairs of school facilities at the lowest performing schools; $138.7 million for new instructional materials for students attending certain low performing schools; and $50 million to conduct an assessment of facilities conditions, supplement county school superintendents' capacity to oversee low performing schools and to fund emergency repairs in low performing schools. The legislation also establishes requirements regarding the use of these funds and a variety of other provisions pertaining to education in California. Pursuant to the settlement agreement, the plaintiffs have notified the State that legislation that has been adopted substantially conforms to the terms of the settlement, and that final court approval of the settlement may go forward.

    In Natural Resources Defense Council et al., v. California Department of Transportation et al., (United States District Court, Central District, Case No. 93-6073-ER-(JRX)), plaintiffs obtained an injunction requiring the Department of Transportation (the "Department") to comply with National Pollution Discharge Elimination System ("NPDES") requirements under the federal Clean Water Act ("Act") in connection with storm water discharges from State highways and construction sites in an area that includes most of Los Angeles and Ventura Counties. There is an established dispute resolution procedure intended to resolve disputes without a return to federal court. Subsequent modifications of the injunction have provided for, among other things, studies of pilot projects to address control of the sources of storm water pollution and the performance of studies of pilot projects to retrofit highways with storm water pollution control facilities. There has been no agreement regarding what measures arising out of the pilot projects and studies will be implemented. Plaintiffs' position is that the Department should be required to retrofit its facilities to treat storm water, regardless of whether any construction is otherwise planned in any given area. For planning purposes, the Department is including an additional 3 percent in the cost of future statewide construction and maintenance projects to pay for compliance measures. This 3 percent increase amounts to $500 million through fiscal year 2006-07. While the impact of a judgment of the scope sought by plaintiffs is difficult to determine, it is possible that a judgment that would require the State to retrofit all its highway facilities throughout the State could cost billions of dollars.

    The following cases seek reforms to State programs for the treatment of institutionalized disabled persons. Some rough estimates suggest the financial impact of a judgment against the State defendants in any of these cases could be as high as $1 billion per year in programmatic costs going forward. The State is vigorously defending these actions.

    In Stephen Sanchez, et al. v. Grantland Johnson, et al., (U.S. Court of Appeals, Ninth Circuit, Case No 04-15228), the plaintiffs have appealed a decision by the U.S. District Court dismissing plaintiffs' class action seeking declaratory and injunctive relief. The plaintiffs sought relief, alleging, in part, that provider rates for community-based services for developmentally disabled individuals are discriminatory under the ADA, and violate the Social Security Act, Civil Rights Act and the Rehabilitation Act, because they result in unnecessary institutionalization of developmentally disabled persons.

    In Capitol People First v. Department of Developmental Services (Alameda County Superior Court, Case No. 2002-038715) a consortium of state and national law firms and public-interest groups brought suit against the Departments of Finance, California Department of Developmental Services and California Department of Health Services, alleging violations of the Lanterman Act, the ADA, and section 504 of the Rehabilitation Act by defendants needlessly isolate thousands of people with developmental disabilities in large facilities. The case seeks sweeping reforms, including requiring the State to offer a full range of community-based services.

LOCAL GOVERNMENT MANDATE CLAIMS AND ACTIONS

    In a test claim filed by the County of San Bernardino, now pending before the Commission on State Mandates (the "Commission") (Medically Indigent Adults, 01-TC-26 County of San Bernardino, Claimant, Statutes 1982, Chapters 328 and 1594), the Commission is being asked to determine the costs incurred by the county to provide state-mandated care of medically indigent adults ("MIAs"). The amount demanded in the claim for unreimbursed costs for fiscal year 2000-2001 is just over $9.2 million. The County of San Bernardino's test claim poses a potential for a negative impact on the General Fund in the amount of the unreimbursed costs for all similarly situated county claimants for a period of years, as determined by the Commission. Certain estimates of the annual cost of the services rendered by all counties to MIAs exceed $4 billion. How much of that will be determined to be "unreimbursed" to the counties by the State is unknown. In recent years, the counties have received approximately $1 billion annually in vehicle license fee revenue and $410 million annually in sales tax revenue to fund various public health programs, which include the programs that provide services to MIAs. The State law that authorized the transfer of the vehicle license fee portion of this revenue to the counties and the authority to transfer the revenue to the counties were automatically repealed as a result of a provision of State law, which was triggered as a result of a final appellate court decision (County of San Diego v. Commission on State Mandates et al. Fourth Appellate District, Case No. D039471; petition for review denied by the California Supreme Court) that awarded the County of San Diego unreimbursed costs for medical services rendered to MIAs. Various regulatory and statutory steps have been and are being taken to address this reduction in revenues.

    Six lawsuits are pending that challenge the State's practice in recent years of deferring payments to local governments for certain state-mandated services and programs by making a budgetary appropriation of $1,000 for each program, to be divided among all 58 counties. Four lawsuits were consolidated in the Sacramento County Superior Court (County of San Diego v. State of California, et al., Case No. 04AS00371; County of Orange v. State of California, et al., Case No. 04AS01341; Sacramento County v. State of California, et al., Case No. 04AS01355; and County of Contra Costa v. State of California, et al., Case No. 04AS01039). In this consolidated case, the trial court ruled that a single $1,000 appropriation for the costs of a program to provide mental health services to disabled students did not constitute full reimbursement of the mandated costs of that program, as required by the State Constitution. The trial court declared that the plaintiff counties were relieved of the obligation to provide the mandated mental health services absent adequate good faith reimbursement from the State. The Administration has not yet determined whether to appeal this judgment. Two additional lawsuits alleging that the State's practice violates the State Constitution were consolidated in San Diego County Superior Court: County of San Diego v. State of California, et al. (Case No. GIC 825109) and County of Orange v. State of California, et al. (Case No. GIC 827845). These plaintiff counties are seeking full payment for the unreimbursed costs of implementing a variety of programs over the last few years. A hearing on the counties' motion for judgment on the pleadings is scheduled for October 15, 2004. The County of San Diego has alleged unreimbursed costs in excess of $40 million through fiscal year 2003-04 for a variety of programs. The County of Orange has alleged in excess of $116 million for unreimbursed statemandated costs. The effects of a final determination by an appellate court that the contested appropriation practices are unconstitutional or that the State is required to appropriate an amount equal to the amount of the mandated costs, if applied to each of California's 58 counties, could result in costs in excess of $1.5 billion for existing unreimbursed mandates.

ACTION FOR DAMAGES FOR ALLEGED DESTRUCTION AT INDIAN BURIAL SITES

    On January 16, 2004, John Tommy Rosas v. United States of America, et al. was filed in the United States District Court, Central District of California (Case No. CV04-312 WMB (SSx)). Plaintiff, in his individual capacity and as the alleged vice-chairman of the Tribal Counsel, Gabrielino/Tongva Indians of California, alleges violation of various federal statutes by a variety of federal agencies, corporations, individuals and four State entities (the California Coastal Commission, the Regional Water Quality Control Board, the State Historic Preservation Officer and the California Native American Heritage Commission). Plaintiff alleges that in allowing the development of certain property, defendants violated federal laws protecting sacred Indian burial sites. Plaintiff seeks damages in the amount of $525 million. Plaintiff has not properly served the California state agency defendants. In February 2004, the corporate defendants filed a motion to dismiss. Plaintiff has not responded to this motion, and it remains pending before the court.

ACTIONS SEEKING TO ENJOIN IMPLEMENTATION OF CERTAIN TRIBAL GAMING COMPACTS

    In June 2004, the State entered into amendments to tribal gaming compacts between the State and five Indian Tribes (the "Amended Compacts"). Those Amended Compacts are being challenged in two pending cases, as described below. A decision in either of these cases that is unfavorable to the State could eliminate $300 million in additional revenues anticipated to result from the Amended Compacts, and could delay or impair the State's ability to sell a portion of the revenue stream anticipated to be generated by these Amended Compacts. The State anticipates using the proceeds of that sale to repay existing internal borrowings of transportation funds. The failure to repay these existing transportation loans could, in turn, result in a reduction of anticipated internal borrowable resources in an amount of approximately $500 million.

    In Rincon Band of Luiseno Mission Indians of the Rincon Reservation v. Schwarzenegger, et al. (U.S. District Court, Case No. 04 CV 1151 W (WMc)) the plaintiff (the "Rincon Band"), a federally recognized Indian Tribe, alleges, in primary part, that a compact entered into between the Rincon Band and the State in 1999, is part of a statewide regulatory framework that limits gaming devices and licenses on non-Indian lands for the stated goal of promoting tribal economic development. The plaintiff further alleges that the Amended Compacts would materially alter these protections, and as such, would constitute an unconstitutional impairment of the Rincon Band's 1999 compact. The complaint filed by the Rincon Band seeks, among other things, an injunction against the implementation of the Amended Compacts. The District Court has denied plaintiff's motion for injunctive relief, and that matter is currently on appeal in the U.S. Court of Appeal, Ninth Circuit (Case No. 04-56396). The District Court has also dismissed the complaint on a procedural basis, and that matter is currently on appeal in the U.S. Court of Appeal, Ninth Circuit (Case No. 04-56862).

    Craig, et al. v. Schwarzenegger et al. (Alameda County Superior Court, Case No. RG04175471) is an action brought by the owners of various racetracks and an individual plaintiff and petitioner, challenging the Legislature's recent ratification of the tribal compact amendments described above, which was done through urgency legislation (Statutes 2004, Chapter 91; "Chapter 91"). Plaintiffs and petitioners allege that Chapter 91 violates a provision of the California Constitution which bars the grant of vested rights or franchises in an urgency measure and allege a variety of special privileges and vested rights and interests purportedly created by Chapter 91. As amended, the plaintiffs' and petitioners' complaint also alleges that Chapter 91 violates recently enacted provisions of the California Constitution which prohibit certain borrowings to fund a year-end state budget deficit ("Proposition 58"); and constitutes an unconstitutional attempt to contract away the State's police power. Plaintiffs and petitioners seek an injunction restraining the implementation of Chapter 91; a decision prohibiting the implementation of Chapter 91; and a declaration that Chapter 91 is unconstitutional.

MATTER SEEKING VALIDATION OF PENSION OBLIGATION BONDS

    The Legislature enacted the California Pension Restructuring Bond Act of 2004 (Government Code sections 16940 et seq.), which authorized the Pension Obligation Bond Committee (the "Committee") to issue bonds to fund all or a portion of the State's pension obligation in any two fiscal years. Pursuant to that authorization, the Committee authorized the issuance of bonds in an amount not to exceed $960 million to pay a portion of the State's pension obligation for fiscal year 2004-05. The Committee also resolved to seek court validation of the bonds and the indenture pertaining to the bonds pursuant to a validation process established by Code of Civil Procedure sections 860 et seq. On October 22, 2004, the Committee filed Pension Obligation Bond Committee v. All Persons Interested in the Matter of the Validity of the State of California's Pension Obligation, etc. (Sacramento County Superior Court, Case No. 04AS043032994). Publication of the summons in this matter is underway. Any party interested in. answering the Committee's complaint must do so on or before December 13, 2004. To date, no answer has been filed, though certain press reports suggest a public interest law firm may do so. If the State is unable to pay $960 million of its fiscal year 2004-05 pension obligation through the issuance off pension obligation bonds, it will be required to pay that obligation from other State resources.

                                  * * * * *

                           RATING AGENCIES' ACTIONS

    As of November 2004 Fitch, Standard & Poor's and Moody's rated the State's general obligation, respectively, "A-," "A" and "Aaa." Each such rating reflects only the views of the respective rating agency, and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such ratings will continue for any given period of time or that they will not be revised again or withdrawn entirely by a rating agency if, in the judgment of such rating agency, circumstances so warrant. Additional revisions or withdrawals of ratings could have adverse effects on the market price of the State's general obligation bonds.

                                                                    APPENDIX C

                      ADDITIONAL INFORMATION CONCERNING
                      CONNECTICUT MUNICIPAL OBLIGATIONS

    The following information is a summary of special factors affecting investments in Connecticut Municipal Obligations. The sources of payment for such obligations and the marketability thereof may be affected by financial or other difficulties experienced by Connecticut (the "State") and certain of its municipalities and public authorities. This summary does not purport to be a complete description and is based on information from statements relating to offerings of Connecticut bond issues. Citi Connecticut Tax Free Reserves and Smith Barney Connecticut Money Market Portfolio have not independently verified and is not responsible for the accuracy or timeliness of this information.

                                STATE ECONOMY

    Connecticut is a highly developed and urbanized state. It is situated directly between the financial centers of Boston and New York. Connecticut is located on the northeast coast and is the southernmost of the New England States. It is bordered by Long Island Sound, New York, Massachusetts and Rhode Island. More than one-quarter of the total population of the United States and more than 50% of the Canadian population live within 500 miles of the State. The State's population grew at a rate which exceeded the United States' rate of population growth during the period 1940 to 1970, and slowed substantially during the past three decades. The State has extensive transportation and utility services to support its economy.

    Connecticut's economic performance is measured by personal income which has been and is expected to remain among the highest in the nation; gross state product (the market value of all final goods and services produced by labor and property located within the State) which demonstrated stronger output growth than the nation in general during the 1980s, slower growth for a few years in the early 1990s, and steadily increasing growth during the rest of the 1990s; employment which fell during the early 1990s but rose steadily during the rest of the decade to a level above those experienced in the early 1990s; and the unemployment rate which is lower than the regional and national rate.

    Historically, the State's average per capita income has been among the highest in the nation. The high per capita income is due to the State's concentration of relatively high paying manufacturing jobs along with a higher portion of residents working in the non-manufacturing sector in such areas as finance, insurance and real estate, as well as educational services. A concentration of major corporate headquarters located within the State also contributes to the high level of income.

    The manufacturing industry, despite its continuing downward employment trend over the past five decades, has traditionally served as an economic base industry and has been of prime economic importance to Connecticut. Based on the level of personal income derived from this sector, Connecticut ranks thirteenth in the nation for its dependency on manufacturing in fiscal 2002. Manufacturing has traditionally been of prime economic importance to Connecticut but has declined during the last decade. This downward movement in employment levels is also reflected in the New England region while manufacturing employment for the nation has remained somewhat steady for the decade. The transformation in the State's manufacturing base confirms that the State's employment share in the manufacturing sector is converging to the national average. Thus, Connecticut has been successful in diversifying itself away from dependence on just one type of industry. In calendar 2002, approximately 13% of the State's workforce, versus 12% for the nation, was employed in the manufacturing industry, down from roughly 50% in the early 1950s.

    Connecticut has a diverse manufacturing sector, with the construction of transportation equipment (primarily aircraft engines and submarines) being the dominant industry. The State is also a leading producer of military and civilian helicopters. Employment in the transportation equipment sector is followed by fabricated metals, machinery, and computer and electronics for the total number employed in 2002.

    During the past ten years, Connecticut's manufacturing employment was at its highest in 1993 at 261,540 workers. Since that year, employment in manufacturing was on a downward trend with only a slight increase in 1997 and 1998. A number of factors, such as heightened foreign competition and improved productivity, played a significant role in affecting the overall level of manufacturing employment. Total manufacturing jobs dropped 48,610, or 18.6% for the ten year period since 1993.

    One important component of the manufacturing sector in Connecticut is the defense industry. Approximately one quarter of the State's manufacturing employees are employed in defense related business. Nonetheless, this sector's significance in the State's economy has declined considerably since the early 1980s. Connecticut has witnessed a marked reduction in the amount of federal spending earmarked for defense related industries in the State. In fiscal year 2002, however, Connecticut received $5.6 billion of prime contract awards. These total awards accounted for 3.6% of national total awards and ranked ninth in total defense dollars awarded and second in per capita dollars awarded among the 50 states. In fiscal year 2002, Connecticut had $1,629 in per capita defense awards, compared to the national average of $550. As measured by a three year moving average of defense contract awards as a percent of Gross State Product, awards to Connecticut based firms have fallen to 2.0% of Gross State Product in fiscal year 2002, down from 3.4% of Gross State Product in fiscal year 1993. The increase in 2002 was primarily due to the procurement of helicopters and submarines. Connecticut is also a leading producer of aircraft engines and parts.

                       FISCAL CONDITION IN RECENT YEARS

    The State finances most of its operations through its General Fund. However, certain state functions, such as the State's transportation budget, are financed through other state funds. General Fund revenues are derived primarily from the collection of State taxes, including the personal income tax, the sales and use tax and the corporation business tax. Miscellaneous fees, receipts, transfers and unrestricted Federal grants account for most of the other General Fund revenue.

FISCAL YEAR 2002-2003 OPERATING RESULTS

    The State ended the 2002-2003 fiscal year with a deficit. The possibility of a deficit was recognized early in the fiscal year. On December 6, 2002, the Governor issued a plan to address the budget shortfall calling for $200 million in expenditure reductions and $200 million in revenue enhancements for the General Fund. The Governor also initiated the process of laying off almost 3,000 state employees based upon the lack of progress in terms of the State Employees Bargaining Agent Coalition (SEBAC). On December 18, 2002, a special session called to enact legislation necessary to adjust the state budget for fiscal year 2002-2003 did not enact legislation to address the budget shortfall. Per the Comptroller's monthly report for the period ending January 31, 2003, based on the estimate of the Office of Policy and Management, there was an estimated $628.3 million budget deficit for the 2002-2003 fiscal year. The deficit was comprised of an estimated $387.6 million revenue shortfall and $240.7 million in higher than anticipated expenditures. The shortfall in revenue was primarily due to lower personal income tax collections, down $421.0 million and the sales and use tax, down $81.9 million. These shortfalls were partially offset by higher than anticipated collections under the corporation tax and from federal grants. The expenditure increases were due primarily to deficiencies in the Department of Social Services and the fact that the Office of Policy and Management was no longer anticipating savings of $94 million in union concessions. On February 28, 2003, Governor Rowland signed into law Public Act 03-2. This act included numerous tax and expenditure changes aimed at mitigating the projected budget deficit. Included in the act, according to estimates of the Office of Policy and Management, were approximately $485 million in revenue enhancements for the 2002-2003 fiscal year and approximately $108 million in attainable expenditure reductions. In late February 2003, the Office of Policy and Management estimated that with the changes contained in Public Act No. 03-2 the State's projected deficit would be erased and the result would be a surplus of $39.7 million.

    Despite the deficit reduction plan approved by the legislature and Governor, the State ended the 2002-2003 fiscal year with a deficit. In the unaudited annual financial report provided by the Comptroller dated October 1, 2003, as of June 30, 2003, General Fund revenues were $12,023.3 million, unaudited General Fund expenditures and miscellaneous adjustments were $12,120.1 million and the General Fund deficit for the 2002-2003 fiscal year was $96.8 million. Per Section 1 of Public Act No. 03-1 of the September 8 Special Session of 2003, the deficit will be financed with the issuance of five-year Economic Recovery Notes. In addition, recently enacted modification in the State's General Assistance program will result in certain lagged claims for medical services related to changed provisions in the existing program. These retrospective reimbursements claimed by hospitals for inpatient and outpatient services are estimated to total approximately $25 million. Per
Section 1 of Public Act No. 03-1 of the September 8 Special Session of 2003, these retrospective reimbursements will be incorporated into the fiscal year 2002-2003 deficit financing.

BUDGET FOR FISCAL YEARS 2003-2004 AND 2004-2005

    On August 16, 2003, Governor Rowland signed into law Public Act No. 03-1 of the June 30 Special Session. On August 20, 2003, the Governor signed into law Public Act No. 03-3, Public Act No. 03-4 and Public Act No. 03-6 of the June 30 Special Session. These four public acts constitute the budget for fiscal years 2003-2004 and 2004-2005. For fiscal year 2003-2004, the budget anticipates revenues of $12,452.1 million and expenditures of $12,452.0 million, resulting in a surplus of $0.1 million. For fiscal year 2004-2005, the budget anticipates revenues of $12,967.1 million and expenditures of $12,966.9 million, resulting in a surplus of $0.2 million.

    Pursuant to Article XXVIII of the Amendments to the Constitution of the State of Connecticut and Section 2-33a of the Connecticut General Statutes, the budget for fiscal year 2003-2004 remains $381.2 million below the expenditure cap and for fiscal year 2004-2005, $115.4 million below the expenditure cap.

    The budget includes approximately $570 million in net revenue enhancements for the 2003-2004 fiscal year and $550 million for the 2004-2005 fiscal year while reducing expenditures from current service levels by approximately $715 million for the 2003-2004 fiscal year and $1,160 million for the 2004-2005 fiscal year. Included are several one-time revenue transfers, the most significant of which are as follows: (1) $250.1 million in additional federal revenue in fiscal year 2003-2004 due to the federal Jobs and Growth Tax Relief Reconciliation Act of 2003; (2) $144.0 million in fiscal year 2003-2004 from a securitization of a portion of the Energy Conservation and Load Management Fund; (3) $300 million in fiscal year 2004-2005 that may come from the securitization of a portion of tobacco related revenue from the Master Settlement Agreement with states; and (4) $25 million in each year of the biennium from a securitization of a portion of the Clean Energy Fund.

MIDTERM BUDGET ADJUSTMENTS FOR FISCAL 2003-2004 AND 2004-2005:

    A number of Midterm Budget Adjustments have been made to both fiscal year 2003-2004 and fiscal year 2004-2005. The legislature passed and the Governor signed on May 6, Public Act. No. 04-216. At the time the midterm budget adjustments were adopted, the legislature was projecting a fiscal year 2003-2004 gross surplus of $328.2 million. Of this amount, Public Act No. 04-216 increased appropriations by $234.9 million in the fiscal year 2003-2004, of which $90.5 million is for fiscal year 2003-2004 deficiencies and $112.4 million is for appropriations carried forward to fund fiscal year 2004-2005 expenditures. Additionally, $125.3 million was transferred to fiscal year 2004-2005 revenue. This act also increases the original fiscal year 2004-2005 General Fund appropriation for state agencies and accounts enacted last year by $259.1 million to $13,226.0 million. The revised fiscal year 2004-2005 budget is $129.5 million under the spending cap. On June 28, 2004, pursuant to Section 2-35 of the Connecticut General Statutes, the Finance, Revenue and Bonding Committee adopted revised fiscal year 2004-2005 revenue estimates for the General Fund. The revised revenue estimates are now $83.6 million higher than what was adopted in Public Act No. 04-216 which, if realized, would result in a surplus of $83.6 million.

    In addition to the transfer of $125.3 million in revenue from fiscal year 2003-2004 to fiscal year 2004-2005 mentioned above, other significant revenue adjustments for fiscal year 2004-2005 include a one-time acceleration of the liquidation of escheated property for an additional $50.0 million and securitization of future unclaimed property revenue for another additional $40.0 million. These actions, along with the state's improving budget situation, eliminated the need for a previously planned securitization of future tobacco settlement revenue which was expected to raise $300.0 million. The act also increases the maximum property credit against the state personal income tax from $350 to $500 starting with tax years beginning on or after January 1, 2005. This change has no impact on the fiscal year 2004-2005 biennial budget but is anticipated to result in a General Fund revenue loss of $105 million in fiscal year 2005-2006 and subsequent years.

    On the expenditure side, this act provides $259.1 million in additional fiscal year 2004-2005 General Fund appropriations. Significant changes include an increase of $40.0 million in aid to municipalities for education and an additional $43.5 million for increased health services costs for retired employees. Other notable changes include: an elimination of $55.0 million in required lapses; a reduction in savings expected from the early retirement incentive program of $29.7 million; Medicaid provider rate increases of $12.9 million; restoration of HUSKY benefits of $17.7 million; and expansion of funding for priority school districts of $18.7 million.

FISCAL YEAR 2003-2004 OPERATIONS:

    Pursuant to section 4-66 of the Connecticut General Statutes, the Office of Policy and Management provides estimates of revenues and expenditures for the current fiscal year by the twentieth day of each month to the Comptroller for use by the Comptroller in preparing the Comptroller's monthly report. In the monthly report of the Comptroller dated December 1, 2003, as of October 31, 2003, General Fund revenues were estimated at $12,452.1 million, General Fund expenditures and miscellaneous adjustments were estimated at $12,503.8 million, and the General Fund deficit for the 2003-2004 fiscal year was estimated to be $51.7 million.

    In the monthly estimates provided by the Office of Policy and Management on July 20, 2004, as of June 30, 2004, General Fund revenues were estimated at $12,880.5 million, General Fund expenditures and miscellaneous adjustments were estimated at $12,678.3 million and the General Fund balance for the 2003-2004 fiscal year was estimated to have a surplus of $202.2 million. Total revenues were $211.8 million higher the budgeted revenue.

    The increase in revenue was primarily due to higher personal income and real estate conveyance tax collections amounting to $88.0 million and lower tax refund payments, amounting to $86 million. Offsetting this increase was a revenue shortfall of $13.9 million in the sales and use, and insurance company taxes along with other miscellaneous revenue changes which account for shortfalls of $16.6 million. The expenditure in fiscal year 2003-2004 were $9.6 million higher than the budgeted expenditures.

    Per Section 3-115 of the Connecticut General Statutes, the State's fiscal position is reported monthly by the Comptroller. This report compares the revenues already received and the expenditures already made to estimated revenues to be collected and estimated expenditures to be made during the balance of the fiscal year. The monthly report of the Comptroller dated September 1, 2004, for the period ending June 30, 2004, estimates an operating surplus of $207.6 million. In the monthly estimate provided by the Office of Policy and Management to the Comptroller on September 20, 2004, the estimated final General Funds surplus for fiscal year 2003-2004 is expected to approach $300 million. Year end adjustments have not been finalized by the Comptroller, and these adjustments may affect this estimate.

FISCAL YEAR 2004-2005 OPERATIONS

    In the Comptroller's monthly report dated December 1, 2004, General Fund revenues for the 2004-2005 fiscal year were estimated at $13,497.1 million, General Fund expenditures and miscellaneous adjustment were estimated at $13,311 million and the General Fund balance is estimated to have a surplus of $186.1 million. In the monthly estimates provided by the Office of Policy and Management on November 22, 2004, General Fund revenues for the 2004-2005 fiscal year were estimated at $13,497.1 million, General Fund expenditures and miscellaneous adjustments were estimated at $13,310.8 million and the General Fund balance is estimated to have a surplus of $186.3 million. Total revenues were $187.1 million higher than the budgeted revenue. The increase in revenue was primarily due to higher personal income, oil company, and corporate tax collections, up $245.4 million. Offsetting this increase was a revenue shortfall of $31.5 million in the sales and use tax collections along with other miscellaneous revenue changes. The Office of Policy and Management is no longer anticipating the need to conduct the securitization of future unclaimed property revenue totaling $40 million an that amount has been removed from the fiscal year 2004-2005 projection. The expenditure increases in fiscal year 2004-2005 are due primarily to deficiencies totaling $70.4 million which include deficiencies of $16.0 million in the Department of Correction, $13.8 million in the Department of Children and Families, and $10.0 million in the Office of Policy and Management for energy contingency.

                              STATE TAX REVENUES

    The State imposes a personal income tax on the income of residents of the State (including resident trusts and estates), part-year residents and certain non-residents who have taxable income derived from or connected with sources within Connecticut. The tax imposed is at the maximum rate of 5% on Connecticut taxable income. Depending on federal income tax filing status, the taxable year and Connecticut adjusted gross income, personal exemptions are available to taxpayers, ranging from $12,000 to $24,000, with the lower end of the range increasing annually to $15,000 by taxable year 2009 for certain taxpayers. In addition, tax credits ranging from 1% to 75% of a taxpayer's Connecticut tax liability are also available depending upon federal income tax filing status, the taxable year and Connecticut adjusted gross income. Such exemptions and tax credits are phased out at certain higher income levels. Neither the personal exemption nor the tax credit described above is available to trusts or estates. Legislation enacted in 1995 effected a graduated rate structure beginning in tax year 1996. Under this revised structure, the top rate remains at 5% with a rate of 3% applicable to taxable income up to certain amounts. Subsequent legislation has increased the amount of taxable income subject to the 3% rate. By tax year 1999 and thereafter, the first $20,000 of taxable income for a joint filer and the first $10,000 of taxable income for a single filer is taxed at the 3% rate. In addition, an income tax credit for property taxes paid has been decreased from a maximum of $500 per filer to $350 per filer beginning with the taxable year commencing January 1, 2003. Taxpayers also are subject to a Connecticut minimum tax based on their liability, if any, for payment of the federal alternative minimum tax.

    The Sales Tax is imposed, subject to certain limitations, on the gross receipts from certain transactions within the State of persons engaged in business in the State, including (a) sales at retail of tangible personal property, (b) the rendering of certain services, (c) the leasing or rental of tangible personal property, (d) the production, fabrication, processing, printing, or imprinting of tangible personal property to special order or with materials furnished by the consumer, (e) the furnishing, preparation or serving of food, meals, or drinks, (f) newspaper vendor sales transactions,
(g) sales of advertising and marketing services, and (h) the transfer of occupancy of hotel or lodging house rooms for a period not exceeding thirty consecutive calendar days. The Use Tax is imposed, with certain exceptions, on the consideration paid for certain services or purchases or rentals of tangible personal property used within the State pursuant to a transaction not subject to the Sales Tax. A separate rate of 12% is charged on the occupancy of hotel rooms. The tax rate for the Sales and Use Taxes is 6%. Various exemptions from the Sales and Use Taxes are provided, based on the nature, use or price of the property or services involved or the identity of the purchaser. Tax returns and accompanying payments with respect to revenues from these taxes are generally due monthly on or before the last day of the month next succeeding the taxable month.

    The Corporation Business Tax is imposed on any corporation, joint stock company or association, any dissolved corporation that continues to conduct business, any electric distribution company or fiduciary of any of the foregoing which carries on or has the right to carry on business within the State or owns or leases property or maintains an office within the State or is a general partner in a partnership or a limited partner in a limited partnership, except an investment partnership, that does business, owns or leases property or maintains an office within the State. Certain financial services companies are exempt from this tax. For taxable years commencing on or after January 1, 1999, this exemption extends to domestic insurance companies. The Corporation Business Tax provides for three methods of computation. The taxpayer's liability is the greatest amount computed under any of the three methods.

    The first method of computation is a tax measured by the net income of a taxpayer (the "Income-Base Tax"). Net income means federal gross income with limited variations less certain deductions, most of which correspond to the deductions allowed under the Internal Revenue Code of 1986, as amended from time to time. The Income-Base Tax had been levied at the rate of 10.75% in 1996 and was phased down over subsequent years to 7.5% for taxable years commencing on and after January 1, 2000. The second method of computing the Corporation Business Tax is an alternative tax on capital. This alternative tax is determined either as a specific maximum dollar amount or at a flat rate on a defined base, usually related in whole or in part to its capital stock and balance sheet surplus, profit and deficit. The third method of computing the Corporation Business Tax is the minimum tax which is a flat $250. Corporations must compute their tax liability under all three methods, determine which calculation produces the greatest tax, and pay that amount to the State.

    Public Act No. 02-1 of the May 9th Special Session instituted a $250 charge on LLCs, LLPs and S corporations, and limited corporation credits from reducing tax liability by more than 70%. Public Act No. 024 of the May 9th Special Session extended the tax to single-member LLCs that are not considered entities separate from their owners for federal tax purposes. Public Act No. 03-2 institutes a one time corporation business tax surcharge of 20% in income year 2003 and Public Act No. 03-1 of the June 30th Special Session imposes another one time corporation business tax surcharge of 25% in income year 2004.

    Other tax revenues are derived from inheritance taxes, taxes on gross receipts of hospitals until April 1, 2000, taxes on public service companies, taxes on net direct premiums of insurance companies, taxes on oil companies, cigarette and alcoholic beverage excise taxes, real estate conveyance taxes, taxes on admissions and dues and other miscellaneous tax sources.

    Federal grants in aid are normally conditioned to some degree, depending upon the particular program being funded, on resources provided by the State. More than 99% of unrestricted federal grant revenue is expenditure driven. The largest federal grants in fiscal 2003 were made for the purposes of providing medical assistance payments to the indigent and temporary assistance to needy families. The State also receives certain restricted federal grants which are not reflected in annual appropriations but which nonetheless are accounted for in the General Fund. In addition, the State receives certain federal grants which are not accounted for in the General Fund but are allocated to the Transportation Fund, various Capital Project Funds and other funds.

    Other non-tax revenues are derived from special revenue transfers; Indian gaming payments; licenses, permits and fees; sales of commodities and services; rents, fines and escheats; investment income; other miscellaneous revenue sources; and designated Tobacco Settlement Revenues.

    In November 1992, electors approved an amendment to the State Constitution providing that the amount of general budget expenditures authorized for any fiscal year shall not exceed the estimated amount of revenue for such fiscal year. This amendment also provides a framework for a cap on budget expenditures. The General Assembly is precluded from authorizing an increase in general budget expenditures for any fiscal year above the amount of general budget expenditures authorized for the previous fiscal year by a percentage which exceeds the greater of the percentage increase in personal income or the percentage increase in inflation, unless the Governor declares an emergency or the existence of extraordinary circumstances and at least three-fifths of the members of each house of the General Assembly vote to exceed such limit for the purposes of such emergency or extraordinary circumstances. The constitutional limitation on general budget expenditures does not include expenditures for the payment of bonds, notes or other evidences of indebtedness. There is no statutory or constitutional prohibition against bonding for general budget expenditures.

    The Supreme Court has ruled that the provisions of the constitutional budget cap require the passage of additional legislation by a three-fifths majority in each house of the General Assembly, which has not yet occurred. In the interim, the General Assembly has been following a provision of the General Statutes, which contains the same budget cap as the constitutional amendment. In addition to the exclusion of debt service from the budget cap, this statute also excludes statutory grants to distressed municipalities, expenditures to implement federal mandates and court orders in the first fiscal year in which such expenditures are authorized, and payments from surplus for certain debt retirement and additional state employee pension contributions.

    Section 3-21 of the General Statutes provides that no bonds, notes or other evidences of indebtedness for borrowed money payable from General Fund tax receipts of the State shall be authorized by the General Assembly or issued except as shall not cause the aggregate amount of (1) the total amount of bonds, notes or other evidences of indebtedness payable from General Fund tax receipts authorized by the General Assembly but which have not been issued and (2) the total amount of such indebtedness which has been issued and remains outstanding, to exceed 1.6 times the total estimated General Fund tax receipts of the State for the fiscal year in which any such authorization will become effective or in which such indebtedness is issued, as estimated for such fiscal year by the joint standing committee of the General Assembly having cognizance of finance, revenue and bonding. However, in computing the aggregate amount of indebtedness at any time, there shall be excluded or deducted revenue anticipation notes having a maturity of one year or less, refunded indebtedness, bond anticipation notes, borrowings payable solely from the revenues of a particular project, the balances of debt retirement funds associated with indebtedness subject to the debt limit as certified by the Treasurer, the amount of federal grants certified by the Secretary of the Office of Policy and Management as receivable to meet the principal of certain indebtedness, all authorized and issued indebtedness to fund any budget deficits of the State for any fiscal year ending on or before June 30, 1991 and for the fiscal year ending June 30, 2002, all authorized debt to fund the Connecticut Development Authority's tax increment bond program, and any indebtedness represented by agreements entered into pursuant to certain provisions of the General Statutes, provided the indebtedness in connection with which such agreements were entered into shall be included in such aggregate amount of indebtedness. For purposes of the debt limit statute, all bonds and notes issued or guaranteed by the State and payable from General Fund tax receipts are counted against the limit, except for the exclusions or deductions described above. The State had a debt incurring margin as of December 16, 2003 of $1,565,371,086.31.

                                  LITIGATION

    The State, its officers and employees, are defendants in numerous lawsuits. The ultimate disposition and fiscal consequences of these lawsuits are not presently determinable. The Attorney General's Office has reviewed the status of pending lawsuits and reports that it is the opinion of the Attorney General that such pending litigation will not be finally determined so as to result individually or in aggregate in a final judgment against the State which would materially adversely affect its financial position, except that in the cases described below the fiscal impact of an adverse decision might be significant but is not determinable at this time. The cases described in this section generally do not include any individual case where the fiscal impact of an adverse judgment is expected to be less than $15 million, but adverse judgments in a number of such cases could, in the aggregate and in certain circumstances, have a significant impact.

    Sheff v. O'Neill is a Superior Court action brought in 1989 on behalf of black and Hispanic school children in the Hartford school district. The plaintiffs sought a declaratory judgment that the public schools in the greater Hartford metropolitan area are segregated de facto by race and ethnicity and are inherently unequal to their detriment. They also sought injunctive relief against state officials to provide them with an "integrated education." On April 12, 1995, the Superior Court entered judgment for the State. On July 9, 1996, the State Supreme Court reversed the Superior Court judgment and remanded the case with direction to render a declaratory judgment in favor of the plaintiffs. The Court directed the legislature to develop appropriate measures to remedy the racial and ethnic segregation in the Hartford public schools. The Supreme Court also directed the Superior Court to retain jurisdiction of this matter. The 1997 General Assembly enacted P.A. 97-290, An Act Enhancing Educational Choices and Opportunities, in response to the Supreme Court decision. In response to a motion filed by the plaintiffs, the Superior Court in 1998 ordered the State to show cause as to whether there has been compliance with the Supreme Court's ruling. In a Memorandum of Decision issued March 3, 1999, the Superior Court found that the State complied with the 1996 decision of the Supreme Court. The Superior Court noted that the plaintiffs failed to allow the State enough time to take additional steps in its remedial process.

    The plaintiffs filed a motion on December 28, 2000 seeking to have the Superior Court, once again, monitor the State's compliance with the State Supreme Court's 1996 decision. A hearing about whether the State is still complying with the Supreme Court's ruling and what order, if any, the Court should issue was held in April, 2002. Before the filing of briefs, the parties reached a settlement. The agreement was submitted to the General Assembly on January 26, 2003, and was deemed approved pursuant to Section 3-125a of the Connecticut General Statutes on February 25, 2003, when it was not rejected by 3/5 vote of both houses of the legislature. The Court approved the settlement on March 12, 2003.

    Under the settlement agreement, the State will be obligated, over the next four years to, among other things, open two new magnet schools in the Hartford area each year, substantially increase the voluntary interdistrict busing program in the Hartford area, and work collaboratively with the plaintiffs in planning for the period after the four year duration of the proposed order. The anticipated additional costs of the proposed order over current expenditures, exclusive of school renovation/construction costs, are approximately $4.5 million in the first year, $9.0 million in the second year, $13.5 million in the third year, and $18.0 million in the fourth year, for a total additional cost of $45.0 million.

    On August 3, 2004, the plaintiffs filed a motion seeking an order that the defendants are in material breach of the settlement approved by the Court. Specifically, the Court is presently addressing a dispute between the parties regarding Section III.A.1 of the settlement agreement, which provides: "The State will provide sufficient resources to plan, develop, open and operate two new host magnet schools of approximately 600 students each, for approximately 1200 students total per year, each year of the four year period of the Stipulation (or eight new magnet schools)." The plaintiffs claim that the State is not in compliance with this provision because the schools do not each currently have 600 enrolled students. Both the plaintiffs and the State have briefed the issue. It is anticipated that the Court will set a schedule for further proceedings after deciding this issue.

    HOSPITAL TAX CASES. In 1999 several hospitals appealed to the Superior Court from the Commissioner of Revenue Services' denial of their claims for partial refunds of the hospital tax imposed on a hospital's gross earnings and for partial refunds of sales tax imposed upon patient care services. The hospitals claim that these taxes should not be imposed with regard to charges for tangible property transferred incidental to the provision of patient care services. Refunds are claimed for the last three years. It is anticipated that other hospitals in the State may bring similar suits. The Superior Court has decided one suit in favor of the State. The decision has been appealed to the Supreme Court. The appeal to the Supreme Court was heard in January 2003. A decision in the State's favor was rendered in September 2003. The Hospitals have indicated that they may seek to challenge the constitutionality of clarifying legislation regarding the tax in the remaining cases, which remain pending in the Superior Court.

    PTI, Inc. v. Philip Morris et al. was filed in the Federal Court for the Central District of California in 1999 against the State of Connecticut and the Attorney General in his official and individual capacities. The plaintiffs re-import and distribute cigarettes that have previously been sold by their manufacturers to foreign markets. The plaintiffs challenge certain provisions of the 1998 Master Settlement Agreement (MSA) entered into by virtually all states and territories to resolve litigation by the respective states against the major domestic tobacco companies. The plaintiffs further challenge certain state statutes, including those banning the sale of re-imported cigarettes, so-called Non Participating Manufacturer statutes, that would decrease the price advantage that re-imported cigarettes enjoy over other cigarettes. The plaintiffs claim that various provisions of the MSA and these state statutes violate the federal constitution, antitrust and civil rights laws. The plaintiffs seek declaratory and injunctive relief, compensatory, special and punitive damages, plus attorneys fees and costs. The court has granted the State's motion to dismiss this case.

    Carr v. Wilson-Coker is a Federal District Court action brought in 2000 in which the plaintiffs seek to represent a class of certain Connecticut Medicaid beneficiaries. The plaintiffs claim that the Commissioner of the Department of Social Services fails to provide them with reasonable and adequate access to dental services and to adequately compensate providers of dental services. The plaintiffs seek declaratory and injunctive relief, plus attorneys' fees and costs. The parties have filed cross-summary judgment motions, which are pending with the Court.

    Doe v. State is a Federal District Court action brought in October 2000 on behalf of all juveniles who have been strip searched at the State's juvenile detention centers. The plaintiffs claim that the blanket policy of strip searching all juveniles upon arrival at the detention centers is unconstitutional. The plaintiffs seek damages, declaratory and injunctive relief, plus attorneys' fees and costs. On September 27, 2002, the District Court entered judgment for the defendants after trial. Class certification was denied at the same time. The plaintiffs have appealed both the judgment and the denial of class certification.

    On September 7, 2004, the Court of Appeals for the Second Circuit determined that strip searches conducted upon initial admission into a juvenile detention facility are constitutionally permissible, without the need for reasonable suspicion. The Court held that subsequent searched (post admission searches) must be based on reasonable suspicion, however, and remanded the case back to the District Court for further proceedings on those searches to determine whether there was reasonable suspicion. The Court of Appeals also upheld the District court's denial of class certification. Accordingly, the case on remand will proceed with just two plaintiffs, and not a class of plaintiffs.

    Foreman v. State is a Federal District Court action brought in January 2001 challenging the policy and/or practice of strip searching all adult inmates arriving at correctional centers, including temporary surrenders, regardless of whether there is a reasonable suspicion that the person might be carrying weapons or contraband. The complaint purports to be brought on behalf of a class of similarly situated individuals, and seeks damages, declaratory and injunctive relief, plus attorneys' fees and costs.

    Association for Retarded Citizens of Connecticut, Inc. v. O'Meara is a Federal District Court action brought in October 2001 alleging that the State of Connecticut's Department of Mental Retardation is in violation of applicable Medicaid law and Title II of the Americans With Disabilities Act, along with other federal law, by maintaining a waiting list for Medicaid services of approximately 1600 Medicaid eligible persons. The suit also alleges that the Department of Mental Retardation's placement of persons in quasi-institutional settings, without first allowing them to choose a more integrated community setting, violates federal law. The case seeks mandatory injunctive relief, attorneys' fees and costs. The District Court has granted plaintiff's motion for class certification and discovery is proceeding.

    While the various cases described in this paragraph involving alleged Indian Tribes do not specify the monetary damages sought from the State, the cases are mentioned because they claim State land and/or sovereignty over land areas that are part of the State of Connecticut. Several suits have been filed since 1977 in the Federal District Court and the Connecticut Superior Court on behalf of alleged Indian Tribes in various parts of the State, claiming monetary recovery as well as ownership to land in issue. Some of these suits have been settled or dismissed. The plaintiff group in the remaining suits is the alleged Golden Hill Paugussett Tribe and the lands involved are generally located in Bridgeport, Trumbull and Orange. An additional suit has been filed by the alleged Schaghticoke Indian Tribe claiming privately and town held lands in the Town of Kent. The State is not a defendant to that action. In February 2004, the Federal Bureau of Indian Affairs issued a final determination granting federal recognition to the Schaghticoke Tribal Nation. The State has appealed that decision to the Interior Board of Appeals. It is possible that other such land claims could be brought by other Indian groups, who have petitioned the Federal Government for Federal recognition. The State has also challenged the decision of the Federal Department of the Interior which allows the Mashantucket Pequot Tribe to add land holdings of the Tribe outside of its reservation to the land held in trust for its benefit by the Department. The added land was not part of the Tribe's original reservation designated under the Federal Settlement Act with the Tribe. The additional land was purchased by the Tribe. The United States Court of Appeals for the Second Circuit has recently rejected the State's claim that the Federal Settlement Act does not allow the Federal Department of the Interior to take this additional land and add it to the Tribe's reservation land. The Mashantucket Pequot Tribe has withdrawn its application to take the additional lands outside its reservation into trust. Therefore, the case pending before the United States District Court was dismissed as moot in April 2002. In June 2002, the Federal Bureau of Indian Affairs issued a final determination granting federal recognition to the Historic Eastern Pequot tribe. The State has appealed that decision to the Interior Board of Appeals. If federal recognition is upheld, the tribe could institute land claims against the State or others. In June of 2004, the Federal Bureau of Indian Affairs denied recognition to the alleged Golden Hill Paugussett Tribe of Indians.

    Seymour v. Region One Board of Education is a case in which the plaintiff property owners in Canaan claim that Section 10-51(b) of the Connecticut General Statutes, which sets out the cost allocation formula for towns comprising regional school districts, denies Canaan taxpayers equal protection because Canaan is one of the poorest towns in the district. Since all towns in the district pay the same per pupil charge, the plaintiffs allege that they must bear an inequitable tax burden. They seek to enjoin the present statutorily-mandated system and to have the Court order the regional board to devise a formula more favorable to them. The Superior Court dismissed the case as nonjusticiable, but the Connecticut Supreme Court reversed and remanded. The Superior Court dismissed the case once again for lack of standing, and the plaintiffs have appealed that second dismissal. That appeal remains pending in the Supreme Court.

    State Employees Bargaining Agent Coalition v. Rowland is a Federal District Court case in which a purported class of laid off State employees have sued the Governor and the Secretary of the Office of Policy and Management alleging that they were laid off in violation of their constitutional rights. The plaintiffs claim back wages, damages, attorneys fees and costs. The defendants have moved to dismiss the action, and that motion is currently pending.

    Rabin v. Wilson-Coker is a purported class action filed in the United States District Court pursuant to 42 U.S.C. section 1983 in which the plaintiffs assert that the defendant Commissioner of the Department of Social Services has violated federal law by implementing Public Act No. 03-02, which limits eligibility for Medicaid benefits under Connecticut's Husky A for Families coverage program to individuals with income of up to 100% of the federal poverty level. State law previously provided such benefits to individuals with income of up to 150% of the federal poverty level. The plaintiffs specifically claim that the Commissioner provided defective notices, that the plaintiffs were deprived of due process, and they are entitled to a continuation of benefits for a longer period of time than the state Act provides. The number of individuals alleged to be affected is approximately 30,000. On March 31, 2003, the Court issued a temporary restraining order enjoining the Commissioner from terminating the plaintiffs' continued receipt of Medicaid benefits under the Husky A for Families program unless and until they are given notice that complies with applicable law. On May 29, 2003, the Court denied the plaintiffs' motion for a preliminary injunction and entered summary judgment for the state defendants. The plaintiffs appealed to the United States Court of Appeals for the Second Circuit, which issued a stay in the form of an injunction enjoining the Commissioner from terminating the plaintiffs' continued receipt of Medicaid benefits under the Husky A for Families program until further order of that Court. The Court of Appeals heard argument on the merits of the case on August 4, 2003, and thereafter reversed the District Court's summary judgment and ordered the entry of a judgment for the plaintiffs that required the State to provide the Medicaid benefits at issue under the Husky A for Families program to those persons whose benefits had been discontinued because the State's new eligibility provisions had made them ineligible. The State has filed a motion for rehearing in the matter, which the Court of Appeals denied on August 13, 2004.

    Since 1991, the State Department of Children and Families has been operating under the provisions of a federal court-ordered consent decree in the Juan F. case. In October 2003, the State entered into an agreement with the Juan F. Court Monitor and lawyers representing the plaintiff class of children in the child welfare system designed to end judicial oversight of the agency by November 2006. The agreement was approved and ordered by the court. The agreement included the establishment of a Transition Task Force which included the Juan F. Court Monitor, who was given full and binding authority to develop an Exit Plan. The Court Monitor's Exit Plan includes an open-ended funding provision (virtually identical to that contained in the Consent Decree). The State has objected to the provision of the Exit Plan, which was adopted by the court in December 2003, claiming in part that the Exit Plan requires the State to provide open-ended funding to implement the plan which could violate the State's constitutional cap on spending. On February 10, 2004 the court denied the State's request to reconsider the funding provision. The State is currently considering what legal options are available to challenge this provision.

    In State of Connecticut v. Philip Morris, Inc., et al., the action that resulted I the 1998 Master Settlement Agreement (MSA) entered into by Connecticut and nearly all other states and territories to resolve litigation claims against the major domestic tobacco manufacturers, three manufacturers that subsequently agreed to participate in the MSA, Commonwealth Brands, Inc. King Maker Marketing, Inc., and Sherman 1400 Broadway N.Y.C. Inc., have filed a petition to compel arbitration against the State with regard to certain alleged obligations of the State under the MSA. These parties contend that the State has not diligently enforced its obligations under the MSA to enforce statutory requirements against non-participating manufacturers and that the issue is subject to arbitration under the MSA. If such claims are determined to be subject to arbitration, and an arbitration panel were to conclude that the State had not diligently enforced its obligations under the MSA against non-participating manufacturers, then the payments that the State receives under the MSA could be reduced for any year that the State was found not to have diligently enforced its obligations.

INVESTIGATIONS AND PUBLIC OFFICIALS.

    There is an ongoing federal investigation of the Rowland administration regarding alleged improprieties with contract awards. In connection with that investigation, federal authorities are also reviewing gifts given to the Governor.

    On June 21, 2004 Governor John G. Rowland announced that he would resign as Governor of the State, effective on July 1, 2004. Under Article Fourth,
Section 18 of the State Constitution, when Governor Rowland's resignation takes effect the Lieutenant-Governor, M. Jodi Rell, shall become Governor of the State to serve as Governor until a governor is chosen at the next regular election for governor and is duly qualified. The new Governor is a member of the same party as the previous Governor and was elected on the same slate at the last regular election. The Governor and Lieutenant-Governor are elected as a unit. Under Article Fourth, Section 19 of the State Constitution, the President Pro Tempore of the Senate, Kevin B. Sullivan, succeeded to the Office of the Lieutenant-Governor.

    On October 12, 2004, Marc S. Ryan, Secretary of the Office of Policy and Management, announced his resignation effective January 3, 2005. The Governor is expected to name a replacement before the beginning of 2005.

                                  * * * * *

                           RATING AGENCIES' ACTIONS

    As of November 2004, Moody's, Standard & Poor's and Fitch Ratings have assigned their municipal bond ratings of Aa3, AA, and AA, respectively, to the outstanding general obligation bonds of the State. Each such rating reflects only the views of the respective rating agency, and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by the rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market price of the States general obligation bonds.

                          ADDITIONAL CONSIDERATIONS

    Connecticut Municipal Obligations also include obligations of the governments of Puerto Rico and other U.S. territories and their political subdivisions to the extent that these obligations are exempt from Connecticut State personal income taxes. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within Puerto Rico and certain other U.S. territories affecting the issuers of such obligations.

                                                                    APPENDIX D

                      ADDITIONAL INFORMATION CONCERNING
                        NEW YORK MUNICIPAL OBLIGATIONS

    The following information is a summary of special factors affecting investments in New York Municipal Obligations. The sources of payment for such obligations and the marketability thereof may be affected by financial or other difficulties experienced by New York State (the "State") and certain of its municipalities and public authorities. This information does not purport to be a complete description and is based on information from official statements and updates to official statements relating to securities offerings of New York issuers. Citi New York Tax Free Reserves has not independently verified and are not responsible for the accuracy or timeliness of this information.

                           CURRENT ECONOMIC OUTLOOK

    The September 11 terrorist attack had a devastating impact on the New
York economy. New York City is still recovering from the severity of the blow. However, there is evidence that the State economy has emerged from recession and that the State's current economic expansion will be sustainable. The Division of Budget's (DOB) New York State Index of Coincident Economic Indicators shows that the State economy entered a recovery in September 2003. The State economy has added about 70,000 private sector jobs since August of last year.

    The DOB outlook for the State labor market is slightly weaker than projected in the Enacted Budget Report, but represents a significant improvement from the 0.6 percent decline observed in 2003. The total State employment is projected to rise 0.3 percent in 2004, followed by growth of 0.9 percent in 2005. Wage income is projected to rise 5.6 percent in 2004, followed by growth of 4.7 percent for 2005, representing virtually no change from the Enacted Budget Report. Employment, wage, and total personal income growth projected for 2004 and 2005 reflect the belief that the State economy is solidly on an expansionary path.

SPECIAL CONSIDERATIONS

    New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's financial activities, information, education, and health services employment, and a very small share of the nation's farming and mining activity. The State's location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

    In addition to the risks associated with a national economic forecast, there exist specific risks to the State economy. Chief among them is a weaker performance within the financial sector than is currently projected. Higher energy prices and lower corporate profits could have a negative impact on equity markets, causing securities industry profits to be significantly lower than projected. A weaker financial market performance than expected could result in lower bonus payment growth than projected, with this impact largely felt during the first quarter of 2005. In contrast, a stronger national economy than anticipated could result in greater equity market growth and, in turn, stronger finance sector income growth than currently expected.

    The State's Financial Plan is necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. DOB believes that its current receipts and spending estimates related to the performance of the State and national economies are reasonable. However, there can be no assurance that actual results will not differ materially and adversely from the current forecast.

2004-05 FISCAL YEAR

    The 2004-05 Executive Budget recommended actions to close a General Fund budget gap of $5.1 billion. The recommendations included $2.6 billion in savings from spending restraint (including program restructuring and the use of alternate funding sources), $972 million in new revenues, and $1.5 billion in other measures. The Executive Budget projected budget gaps of $2.9 billion in 2005-06 and $4.4 billion in 2006-07, a reduction of $3.8 billion and $3.5 billion, respectively, from the initial gaps at the start of the 2004-05 budget cycle. The gap estimates assumed all the Executive Budget savings proposals were enacted in their entirety.

    The Legislature completed action on the budget for the 2004-05 fiscal year on August 11, 2004. Consistent with prior years, the debt service bill was enacted by March 31, 2004. DOB estimates that, in comparison to the Executive Budget, the Legislative Budget Agreement identified $1.1 billion in new General Fund resources to fund $1.5 billion in additions and $280 million in new costs, leaving an imbalance of roughly $600 million to $700 million in 2004-05 and gaps of approximately $6 billion in 2005-06 and $8 billion in 2006-07.

    The Governor vetoed General Fund spending additions valued at $235 million in 2004-05, reducing the projected General Fund imbalance in the current year to approximately $400 million. The vetoes are expected to generate comparable savings in 2005-06 and 2006-07. The Governor also vetoed $1.6 billion in new bonding for capital spending approved by the Legislature. Under the State Constitution, the Legislature may take action on the Governor's vetoes through December 31, 2004, or enact additional appropriations, subject to gubernatorial veto, at any time during the 2004-05 fiscal year.

    The DOB projected that All Funds spending will total $101.2 billion in 2004-05, an increase of $3.9 billion or 4.0 percent above actual 2003-04 results. When 2003-04 spending is adjusted to reflect certain deferrals, adjusted 2004-05 All Fund spending increases by $5.8 billion or 6.1 percent over 2003-04 levels.

2004-2005 FISCAL YEAR AS OF SEPTEMBER 2004

    On September 14, 2004, the DOB issued the Enacted Budget Report for the 2004-05 fiscal year. DOB projected General Fund receipts of $42.7 billion, General Fund disbursements of $43.0 billion, and a change of $50 million in fund balances, resulting in a potential imbalance of $434 million in the General Fund in 2004-05. The projections reflected the impact of the Governor's vetoes of certain legislative additions to the Executive Budget, valued at roughly $235 million of savings in the current fiscal year. To fully eliminate the current-year imbalance and help reduce the projected budget gaps of $5 billion to $6 billion in 2005-06 and $7 billion to $8 billion in 2006-07, DOB began preparation of a Fiscal Management Plan (FMP) in cooperation with State agencies.

    DOB now projects that General Fund receipts will total $43.0 billion in 2004-05, an increase of $359 million from the Enacted Budget estimate. Disbursements are now projected to total $43.2 billion, an increase of $215 million. The most significant changes to revenue and spending include upward revisions to the personal income tax (PIT) and the real estate transfer taxes, offset by higher costs for Medicaid and the Department of Correctional Services.

    The net impact of revenue and spending revisions leaves a potential current year imbalance of $290 million that DOB plans to close through the FMP. To date, the FMP has generated $66 million in administrative savings. The DOB will continue to work with agencies to develop administrative and legislative actions to achieve the remaining $224 million of savings needed to balance the 2004-05 budget and to begin to reduce the outyear gaps. In addition to the expected FMP savings, the Financial Plan also assumes that Empire conversion resources will be available by the end of this fiscal year to avoid additional General Fund costs in the range of $200 million to $400 million in 2004-05. (If not available by March 31, 2005, the General Fund would be required to make payments under the tobacco revenue guarantee and statutory loan repayment provision in the range of $100 to $200 million, based on current projections.)

    The projected imbalance of $224 million constitutes roughly one half of one percent of total General Fund spending and as such falls within the range that DOB believes can be managed through Financial Plan actions. The State has a balance of approximately $800 million in its rainy day reserve (Tax Stabilization Reserve Fund) that could be used to offset a potential shortfall in FMP savings or conversion proceeds. However, DOB does not expect to draw on this fund to maintain budget balance in 2004-05.

    As a result of the mid-year revisions, the DOB projects that All Governmental Funds spending will total $101.3 billion in 2004-05, an increase of $84 million from the Enacted Budget.

    Total receipt estimates have been revised upward from Enacted Budget projections by $513 million in 2005-06 and $505 million in 2006-07. The changes are concentrated in the personal income tax and the real estate transfer tax. Both sources are performing better than expected in the current fiscal year and it is expected that these results will continue into 2005-06 and 2006-07. Overall, the economic assumptions underlying the outyear estimates remain largely consistent with Enacted Budget estimates and do not suggest significant changes in revenue growth rates beyond these base adjustments. DOB expects growth in the receipts base of 5.7 percent over the next two fiscal years. This exceeds average base revenue growth over recent years but is consistent with prior economic expansions.

2003-04 FISCAL YEAR

    The DOB reported a 2003-04 General Fund surplus of $308 million. Total receipts, including transfers from other funds, were $42.3 billion. Disbursements, including transfers to other funds, totaled $42.1 billion.

    The General Fund ended the 2003-04 fiscal year with a balance of $1.1 billion, which included dedicated balances of $794 million in the Tax Stabilization Reserve Fund (the State's "rainy day fund") (after an $84 million deposit at the close of 2003-04), the Contingency Reserve Fund ($21 million), and the Community Projects Fund ($262 million). The closing fund balance excludes $1.2 billion on deposit in the refund reserve account at the end of the 2003-04 fiscal year.

    The State Legislature approved the annual budget for fiscal year 2003-04 on May 15, 2003, successfully overriding gubernatorial vetoes totaling $3.2 billion. On May 28, 2003, DOB issued its 2003-04 Enacted Budget Financial Plan summarizing the impact of the Legislature's actions and other events on the State's 2003-04 Financial Plan as submitted by the Governor in January 2003. DOB reported that the annual budget approved by the Legislature created a potential imbalance of $912 million in the General Fund, which DOB planned to correct through a combination of management actions and temporary Federal aid that the President had signed into law after the State Legislature had acted on the budget. At the time, the Legislature did not agree with DOB's Financial Plan estimates. General Fund actual results in 2003-04 were $69 million better than the initial DOB estimates, after excluding the impact of Federal aid.

    The temporary Federal aid produced nearly $1.2 billion in General Fund relief during the 2003-04 fiscal year, which eliminated the initial projected $912 million imbalance. New York's share of the national aid package consisted of a revenue sharing grant worth $645 million and a temporary 2.95 percent increase in the Federal Medical Assistance Percentage that produced $506 million in General Fund savings. The grant increased General Fund receipts, while the higher matching rate lowered Medicaid spending in the General Fund, but increased the amount spent from Federal Funds.

    Aside from the extraordinary Federal aid, the net General Fund operating variance was $69 million, although 2003-04 year-end results for a number of programs varied from the initial projections. In particular, even though the State economy rebounded modestly in 2003-04, the persistent effects of the national recession and a weak recovery continued to put pressure on the State's social services programs to a greater extent than anticipated in the Enacted Budget Financial Plan. The actual number of people receiving Medicaid and welfare benefits during the year exceeded initial projections, driving additional Financial Plan costs. However, the positive impact of Federal aid, modestly higher tax receipts, and spending that came in below projections in other programs, were more than sufficient to offset the growth in social services costs.

2002-03 FISCAL YEAR

    After deferring $1.9 billion in planned spending to 2003-04, the State ended the 2002-03 fiscal year on March 31, 2003 with available General Fund cash resources of $1.01 billion. The General Fund cash balance at year-end totaled $815 million and the refund reserve account had $200 million in resources not budgeted for other purposes. The General Fund balance was comprised of $710 million in the Tax Stabilization Reserve Fund, $20 million in the Contingency Reserve Fund, and $85 million in the Community Projects Fund. The closing fund balance excludes $627 million on deposit in the refund reserve account at the end of the 2002-03 fiscal year.

    General Fund receipts and transfers from other funds totaled $37.4 billion in 2002-03, a decrease of $2.3 billion (6 percent) from the February Financial Plan forecast. The February Financial Plan had counted on $1.9 billion in revenues from the tobacco settlement sale. General Fund disbursements and transfers to other funds totaled $37.6 billion, a decrease of $2.2 billion (5 percent) from the February Financial Plan. The substantial decline resulted from the deferral of $1.9 billion in payments originally scheduled for 2002-03 and $253 million in one-time savings. After adjusting for the payment deferrals, General Fund disbursements would have totaled $39.5 billion in 2002-03 (a decrease of $1.7 billion or 4 percent from 2001-02 results).

2001-02 FISCAL YEAR

    The State ended its 2001-02 fiscal year on March 31, 2002 in balance on a cash basis. There was no General Fund surplus reported by DOB. After year-end adjustments related to the refund reserve account, the closing balance in the General Fund was $1.03 billion, a decrease of $67 million from the 2000-01 fiscal year. Of this balance, $710 million was held in the Tax Stabilization Reserve Fund (after a deposit of $83 million in fiscal year 2001-02), $157 million in the Contingency Reserve Fund, $159 million in the Community Projects Fund, and $5 million in the Universal Pre-kindergarten Fund. The closing fund balance excludes $1.68 billion on deposit in the refund reserve account at the end of the 2001-02 fiscal year.

    General Fund receipts, including transfers from other funds, totaled $41.14 billion for the 2001-02 fiscal year, an increase of $1.26 billion (3 percent) over fiscal year 2000-01 results. Receipts results for fiscal year 2001-02 reflect refund reserve transactions that had the effect of reducing PIT receipts in the 2001-02 fiscal year and increasing them in the 2002-03 fiscal year. In comparison to the 2001-02 Financial Plan projected in January 2002 (the January Financial Plan), receipts were $1.3 billion (3 percent) lower than projected. When the refund reserve is adjusted for the set-aside of $1.07 billion for economic uncertainties, General Fund receipts and transfers from other funds totaled $42.21 billion, a decrease of $225 million from the January Financial Plan (the January Financial Plan also adjusted the refund reserve for a projected deposit of $1.13 billion for economic uncertainties). The decrease of $225 million in receipts reflected lower-than-expected personal income and business tax collections due from 2001 tax year liability.

    General Fund disbursements, including transfers to other funds, totaled $41.22 billion for the 2001-02 fiscal year, an increase of $1.52 billion (4 percent) from the 2000-01 fiscal year. In comparison to the January Financial Plan, disbursements were $233 million lower than projected. A portion of the lower amount of spending was attributable to the timing of payments that did not occur until the next fiscal year.

                              PUBLIC AUTHORITIES

    The fiscal stability of the State is related in part to the fiscal stability of its public authorities. For the purposes of this disclosure, public authorities refer to public benefit corporations, created pursuant to State law, other than local authorities. Public authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself and may issue bonds and notes within the amounts and restrictions set forth in legislative authorization. The State's access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if any of its public authorities were to default on their respective obligations, particularly those using the financing techniques referred to as State-supported or State-related debt. As of December 31, 2003, there were 18 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these State public authorities was $114.9 billion, only a portion of which constitutes State-supported or State-related debt.

    The State has numerous public authorities with various responsibilities, including those which finance, construct and/or operate revenue-producing public facilities. Public authorities generally pay their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units, and charges for occupancy at medical care facilities. In addition, State legislation authorizes several other financing techniques for public authorities.

    Also, there are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to public authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to public authorities under these arrangements, the affected localities may seek additional State assistance if local assistance payments are diverted. Some authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs.

                    METROPOLITAN TRANSPORTATION AUTHORITY

    In May 2003, the Metropolitan Transportation Authority (MTA) raised subway, bus, and commuter rail fares for the first time since 1995 and bridge and tunnel tolls for the first time since 1996. The increases were made to ensure that the MTA would have balanced budgets in both 2003 and 2004. While the increases led to slightly decreased ridership (down 2.56 percent from 2002) and vehicle crossings (down 0.87 percent from 2002), fare revenue increased by 11.14 percent and toll revenue increased 9.52 percent over 2002.

    The previous year's fare and toll increases continue to have an impact on 2004 fare and toll revenue levels when compared with 2003 results. MTA consolidated fare revenue is projected to increase 6.9% while toll revenue is expected to increase 6.3%. The MTA consolidated fare revenue projection is $35.0 million lower in the 2004 Mid-Year Forecast compared with the 2004 Adopted Budget, while projected toll revenue is $11.2 million greater than in the Adopted Budget. The 2004 Mid-Year Forecast of New York City Transit fare revenue projection has been lowered by $20.0 from the Adopted Budget level, while fare revenue for the Commuter Railroads has been reduced by $14.2 million.

    For 2005 through 2008, MTA consolidated ridership is projected to increase in the 1.1% to 1.3% range each year, while traffic is expected to increase in the 0.2% to 0.6% range each year. Annual MTA consolidated fare revenue growth is projected in the 1.2% to 1.4% range for 2005 through 2008, while annual toll revenue growth is projected in the 0.1% to 0.4% range each year. The MTA projects a series of increasing deficits from 2005 through 2007. These are caused by three factors: increasing debt service, higher pension costs, and higher health and welfare benefit costs. Following the largest public bond refinancing in the history of the market in 2002, the MTA continued in 2003 to access the capital markets to fund capital construction projects through the issuance of the new money portion of the restructuring and the MTA was able to sell more than $1.97 billion in fixed and variable rate bonds at favorable interest rates.

    The gaps projected in the July 2004 Financial Plan have been materially reduced largely by external economic improvements that had occurred since February. The 2004 closing cash balance is now expected to be $309 million, $273 million better than the Adopted Budget. This gain is primarily due to better than expected actual results at the end of 2003 and the first half of 2004, notably, increased real estate and petroleum business tax (PBT) revenues and the impact of lower-than-anticipated interest rates on debt service costs. In addition, the continuing effect of real estate and other tax yields combined with other improvements in the regional economic forecast for the plan period, reduces the baseline gaps in the February Plan (without fare actions or agency gap closing measures) to $436 million in 2005. This reduction in the $871 million baseline 2005 gap projected in February is attributable to the carry forward from 2003 and 2004 of $309 million, the continued increase in tax revenues going forward and other refinements in budget forecasting. Assuming that the region's economy remains relatively healthy, the baseline gaps are projected at $1,359 million in 2006 and $1,681 million in 2007; the comparable gap in 2008 is projected to be $2,081 million. Thus, the baseline gaps in 2005 through 2007 improved $163 million, $208 million and $304 million, respectively, since February. Despite these improvements, which do not include gap-closing actions in 2005-2008, MTA's baseline financial position beyond 2004 remains structurally imbalanced.

    The Preliminary 2005 Budget presents options for the Board to consider for closing the currently projected gap of $436 million in that year. These include: (1) agency programmatic actions, "Program to Eliminate the Gap"
(PEGs), which, in total are valued at an estimated $20 million in 2004 and $208 million in 2005; (2) increased fare and toll yields valued in the Preliminary Budget at $219 million in 2005; and (3) an increase in the NYCT Express Bus Fare to $6.00 in 2005, valued at $19 million.

    The July Financial Plan for 2006 through 2008 reflects the projected recurring values of these actions commencing in 2005. In addition, the outyear forecasts for gap closing measures include additional PEG actions which the Board may determine to implement in 2006 ($134 million) and an additional increase in Fare and Toll Yields commencing in 2007 (valued at $256 million in that year). The fare and toll options contemplated at this time for implementation in 2005 include (i) Increasing New York City Transit Express Bus Base Fare from the current $4.00 to $6.00; (i) changing MetroCard discount pricing, while maintaining the subway and local bus $2.00 base fare (New York City Transit and Long Island Bus), in order to increase revenue yields between 5% and 8%; (iii) increase commuter railroad fares between 5% and 8%; and (iv) increase tolls on all MTA bridges and tunnels by up to 50 cents in each direction for passenger vehicles, or by $1.00 where tolls are collected in one direction only, and in other amounts for other classes of vehicles. After taking into account all internal gap closing proposals as contained in the July Financial Plan, 2005 would end the year with a positive balance of $31 million. The resulting outyear gaps are forecast to be $695 million in 2006, $801 million in 2007 and $1,151 million in 2008.

    Dedicated Taxes & State and Local Subsidies total $2.652 billion on an accrual basis, which is $222 million higher than the 2004 Adopted Budget. This is due largely to the substantially higher forecasts for real estate and petroleum business taxes, which reflect increases of $190 million and $31 million, respectively.

    During the period 2005 to 2007, this financial plan projects that overall Dedicated Taxes & State and Local Subsidies will increase over the levels projected in the February 2004 plan by $135 million in 2005, $145 million in 2006 and $187 million in 2007. While these increases are significant, they are lower than the $222 million plan-to-plan increase for the current year (2004). The primary reason for the projected drop between 2004 and 2005 is that this plan assumes that interest rates will begin to rise and as that happens, real estate and petroleum business tax revenues will drop below the 2004 level. Economically based improvements in the Metropolitan Mass Transportation Operating Assistance Taxes (MMTOA), on the other hand, are expected to yield significantly increased revenues to MTA in 2005 through 2008 relative to the 2004 yields.

    MMTOA taxes consist of special State taxes imposed within the MTA Transportation District which, subject to State appropriation, supplement the general operating subsidies of transportation systems in the District. It comprises the following taxes: PBT, which is a small portion of the basic PBT imposed on petroleum businesses operating within New York State; sales tax of one-quarter of one percent (1/4%) imposed on sales and uses of certain tangible personal property and services; corporate franchise taxes imposed on certain transportation and transmission companies; and temporary corporate surcharges imposed on the portion of the franchise and other taxes of certain businesses attributable to the conduct of business within the transportation district.

                                  LOCALITIES

THE CITY OF NEW YORK

    The fiscal demands on the State may be affected by the fiscal condition of the City, which relies in part on State aid to balance its budget and meet its cash requirements. It is also possible that the State's finances may be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market securities successfully in the public credit markets.

    The City has adopted a Fiscal Year (FY) 2005 budget that the City believes will end the year in balance. It believes that the revenue and expenditure projections are reasonable estimates and the level of reserves available to the City appear to be sufficient to offset the risks previously identified by the Comptroller's Office. However, the out-years of the Financial Plan continue to contain multi-billion dollar deficits because the City's expenses continue to outpace the growth of its revenues.

    In late June, the Mayor and the City Council adopted a $47.8 billion budget for FY 2005. To achieve budget balance, the City is utilizing $3 billion in non-recurring resources. These items include $1.9 billion in rolled-over budget surplus from Fiscal Year 2004, an expected lump-sum payment of $690 million from the Port Authority of New York and New Jersey as a result of a new lease agreement for City airports, a $502 million reimbursement to the City for Municipal Assistance Corporation debt service, and $150 million from the Battery Park City Authority for the sale of City-owned properties. The use of these non-recurring resources does not address the underlying imbalance between revenues and expenditures in FY 2005.

    The reliance on non-recurring resources to balance the budget creates greater challenges for the City for FYs 2006 through 2008. The Comptroller's Office projects a stronger economy with tax revenue forecasts projected to grow by 12.1 percent over the financial plan period. This growth is significantly higher than the 7.6 percent growth in expenditures. However, tax revenues account for only about sixty percent of the funds necessary to support City spending. Since non-tax revenues, such as federal and state aid, will likely remain unchanged over the term of the Financial Plan, the City will be confronted with persistent budget gaps despite a stabilized economic outlook.

    The City Administration projects deficits of $3.7 billion in FY 2006, $4.5 billion in FY 2007, and $3.7 billion in FY 2008. To overcome these challenges, the City indicates that it must devise a long-term financial plan that includes recurring savings and stable growth in revenues. The City has taken a step in this regard by re-establishing a Budget Stabilization Account (BSA) for FY 2006. However, the BSA contains $220 million, which short of the projected FY 2006 budget deficit. For the BSA to serve as an effective means of balancing the FY 2006 budget, the City would need to increase the funds in the BSA throughout FY 2005. Another challenge concerns the City's management of its capital plan. In FY 2005 alone, the City will make $4.46 billion in debt service payments, consuming 16 percent of local tax revenues.

    The FYs 2005-2008 Financial Plan shows that the City expects revenues to increase from $47.8 billion in FY 2005 to $49.5 billion in FY 2008, a growth of 3.7 percent. This growth is driven mainly by increases in tax revenues which are projected to grow by 12.1 percent over this period even as various temporary tax increases enacted in FY 2003 to help the City weather the fiscal crisis are scheduled to sunset by FY 2006.

    The City plans to borrow $15.4 billion of general obligation bonds and $7.2 billion of Water Finance Authority bonds between FYs 2005 and 2008. This borrowing is driven by both past capital contracts not yet paid and by a portion of currently planned commitments. In addition, there is $172 million of lease-purchase debt along with a $49 million drawdown of the USDOT loan related to reconstruction of the ferry terminals. Including GO, NYCTFA, and TSASC, principal redemptions are estimated to be $1.88 billion in FY 2005, $1.9 billion in FY 2006, $2.13 billion in FY 2007, and $2.23 billion in FY 2008. Planned borrowing, excluding Water Finance Authority bonds, is $3.4 billion in FY 2005, $3.8 billion in FY 2006, $4.2 billion in FY 2007, and $4 billion in FY 2008.

    Thus, the excess borrowing over principal redemptions is estimated to be $1.5 billion in FY 2005, $1.9 billion in FY 2006, $2 billion in FY 2007, and $1.79 billion in FY 2008. The rate of debt growth is projected to be 3.3 percent from FYs 2004 to 2005, four percent from FYs 2005 to 2006, 4.1 percent from FYs 2006 to 2007, and 3.5 percent from FYs 2007 to 2008. These projected outstanding debt growth rates exceed the City's inflation projections by an average of 1.4 percent per year. Thus, the City is issuing more debt than it is retiring, and the growth of debt outpaces inflation projections. However, the extent to which the change in outstanding debt exceeding the rate of inflation is deemed problematic will be determined, in large part, by the debt service to tax revenue ratio.

FISCAL OVERSIGHT

    In response to the City's fiscal crisis in 1975, the State took action to help the City return to fiscal stability. These actions included the establishment of the Municipal Assistance Corporation for the City of New York (NYC MAC), to provide the City with financing assistance; the New York State Financial Control Board (FCB), to oversee the City's financial affairs; and the Office of the State Deputy Comptroller for the City of New York (OSDC), to assist the Control Board in exercising its powers and responsibilities. A "control period" existed from 1975 to 1986, during which the City was subject to certain statutorily prescribed fiscal controls. The FCB terminated the control period in 1986 when certain statutory conditions were met. State law requires the FCB to reimpose a control period upon the occurrence or "substantial likelihood and imminence" of the occurrence, of certain events, including (but not limited to) a City operating budget deficit of more than $100 million or impaired access to the public credit markets.

    The staffs of the FCB, OSDC, the City Comptroller and the Independent Budget Office, issue periodic reports on the City's financial plans.

OTHER LOCALITIES

    Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State's receipts and disbursements for the State's 2004-05 fiscal year or thereafter.

    Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the Federal government may reduce (or in some cases eliminate) Federal funding of some local programs or disallow certain claims which, in turn, may require local governments to fund these expenditures from their own resources. It is also possible that New York City, other localities, or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State. Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate State assistance.

                     DEBT AND OTHER FINANCING ACTIVITIES

2004-05 BORROWING PLAN

    Section 22-c of the State Finance Law requires the Governor to submit the five-year Capital Program and Financing Plan (the Plan) with the Executive Budget. The proposed 2004-05 through 2008-09 Capital Program and Financing Plan was released with the Executive Budget on January 20, 2004 and updated to reflect the 30-Day Amendments on February 12, 2004. The Plan is required to be updated by the later of July 30 or 90 days after the enactment of the State Budget.

    The State-supported issuance plan for 2004-05 and the remaining years of the Capital Plan reflects the expectation that State Personal Income Tax Revenue Bonds will continue to be issued to finance certain new programs and programs previously authorized to be secured by service contract or lease-purchase payments.

    The State's 2004-05 borrowing plan projects issuance of $150 million in general obligation bonds; $877 million in Dedicated Highway and Bridge Trust Fund Bonds issued by the Thruway Authority to finance capital projects for transportation; $209 million in Mental Health Facilities Improvement Revenue Bonds issued by the Dormitory Authority of the State of New York (DASNY) to finance capital projects at mental health facilities; $77 million in State University of New York (SUNY) Dormitory Facilities Revenue Bonds to finance capital projects related to student dormitories; $7 million in DOH Revenue Bonds to support a portion of the costs to construct a new veteran's nursing home; and $1.9 billion in State Personal Income Tax Revenue Bonds to finance various capital programs.

    State Personal Income Tax Revenue Bond borrowings include issuances by:
(i) DASNY for school construction (RESCUE), university facilities (Jobs 2000), SUNY community colleges; (ii) the Thruway Authority for the Consolidated Highway Improvement Program (CHIPs); (iii) Urban Development Corporation (UDC) (doing business as the Empire State Development Corporation) for prisons, youth facilities, sports facilities, homeland security, State facilities, Jobs Now Program, and equipment acquisitions; (iv) Environmental Facilities Corporation (EFC) for State Environmental Infrastructure Projects, including Water Pollution Control and Pipeline for Jobs (Jobs 2000); and (v) Housing Finance Agency (HFA) for housing programs. State Personal Income Tax Revenue Bonds for 2004-05 also include the Community Enhancement Facilities Assistance Program (CEFAP) for economic development purposes which may be issued by the Thruway Authority, DASNY, UDC and HFA; the Strategic Investment Program (SIP) for environmental, historic preservation, economic development, arts, and cultural purposes, which may be issued by DASNY, UDC and EFC; and Regional Economic Development Programs, including the Empire Opportunity Fund program, the Gen*NY*sis biotechnology program, E911, and the Community Capital Assistance Program which may be issued by DASNY and UDC. The projections of State borrowings for the 2004-05 fiscal year are subject to change as market conditions, interest rates and other factors vary throughout the fiscal year.

2004-05 BORROWING PLAN AS OF NOVEMBER 2004

    The updated 2004-05 through 2008-09 Capital Program and Financing Plan was released on November 15, 2004. The Plan reflects that total capital spending is projected to average about $5.5 billion annually and total $27.5 billion over the Five-Year Plan. Compared to the Executive Budget, capital spending is projected to increase by $355 million over the Five-Year Plan period, reflecting legislative adds for CHIPs of $35 million and for State Parks Infrastructure Fund (SPIF) and the Department of Environmental Conservation
(DEC) of $20 million; $220 million in spending reestimates to capture the impact of actual capital spending in 2003-04 and anticipated underspending that is expected to occur across all agencies in 2004-05 and 2005-06; and $80 million for the impact of collective bargaining agreements associated with staff costs of implementing capital projects. The Plan also reflects the conversion of SUNY and City University of New York (CUNY) capital spending to bonding.

    The Legislature added about $1.6 billion in bond financed spending that was vetoed by the Governor. This included $723 million for SUNY/CUNY, $250 million for grants to hospitals and other healthcare facilities, $100 million for additional multi-modal transportation, $137 million in transportation and related engineering spending, $350 million for an alternative to the Higher Education Capital Matching Grants program recommended with the Executive Budget, $56 million for housing, $6 million for improvements to State facilities and $4 million in DEC spending.

    Total State-supported debt levels are projected to increase from about $41.4 billion in 2004-05 to $44 billion in 2008-09, or roughly 1.5 percent annually. Compared to the Executive Budget, bond financing will decline by $200 million. The net impact of legislative changes to the Executive Budget, including new bonding of $35 million for CHIPs and $10 million for SPIF is more than offset by the reestimates in planned capital spending based on 2003-04 results, which in turn reduced the expected level and timing of debt issuances.

    Projections of debt service costs and the composition of the outstanding debt portfolio are projected to remain relatively stable over the next five years and are consistent with the Executive Budget projections. Also, as of March 31, 2004, debt outstanding and debt service costs are below the limits imposed by the Debt Reform Act of 2000. Interest rate exchange agreements and variable rate obligations are projected to comply with statutory limits through the term of the Update.

DEBT REFORM ACT

    Chapter 59 of the Laws of 2000 enacted the Debt Reform Act, which is intended to improve the State's borrowing practices and applies to all new State-supported debt issued on and after April 1, 2000. The Debt Reform Act imposed phased-in caps on new debt outstanding and new debt service costs, limits the use of debt to capital works and purposes only, and establishes a maximum term of 30 years on such debt.

    The cap on new State-supported debt outstanding began at 0.75 percent of personal income in 2000-01 and will gradually increase until it is fully phased-in at 4 percent of personal income in 2010-11. Similarly, the cap on new State-supported debt service costs began at 0.75 percent of total governmental funds receipts in 2000-01 and will gradually increase until it is fully phased in at 5 percent in 2013-14.

    The Debt Reform Act requires that the limitations on the issuance of State-supported debt and debt service costs be calculated by October 31 of each year and reported in the quarterly Financial Plan Update most proximate to such date. If the calculations for new State-supported debt outstanding and debt service costs are less than the State-supported debt outstanding and debt service costs permitted under the Debt Reform Act, new State-supported debt may continue to be issued. However, if either the debt outstanding or the debt service cap is met or exceeded, the State would be precluded from contracting new State-supported debt until the next annual cap calculation is made and State-supported debt is found to be within the appropriate limitations. The prohibition on issuing new State-supported debt if the caps are met or exceeded provides a significant incentive to treat the debt caps as absolute limits that should not be reached, and therefore DOB intends to manage subsequent capital plans and issuance schedules under these limits.

    Pursuant to the provisions of the Debt Reform Act, the most recent annual calculation of the limitations imposed by Debt Reform Act was reported in the Financial Plan Update most proximate to October 31, 2003. On October 30, 2003, the State reported that it was in compliance with both debt caps, with debt issued after March 31, 2000 and then outstanding at 1.21 percent of personal income and debt service on such debt at 0.53 percent of total governmental receipts, compared to the caps of 1.65 percent for each. DOB expects that debt outstanding and debt service costs for the 2003-04 and 2004-05 fiscal years will also be within the statutory caps.

VARIABLE RATE OBLIGATIONS AND INTEREST RATE EXCHANGE AGREEMENTS

    Chapter 81 of the Laws of 2002 authorized issuers of State-supported debt to issue a limited amount of variable rate obligations and to enter into a limited amount of interest rate exchange agreements. The statute limits the use of debt instruments which result in a variable rate exposure (e.g., variable rate obligations and interest rate exchange agreements) to no more than 15 percent of total outstanding State-supported debt, and limits the use of interest rate exchange agreements to a total notional amount of no more than 15 percent of total outstanding State-supported debt. As of March 31, 2004, State-supported debt in the amount of $40.3 billion was outstanding, resulting in a variable rate exposure cap of approximately $6 billion and an interest rate exchange agreement cap of approximately $6 billion.

    As of March 31, 2004, there was approximately $1.9 billion, or 4.7 percent of total debt outstanding, in outstanding debt instruments resulting in net variable rate exposure. In addition, five issuers, DASNY, UDC, HFA, Local Government Assistance Corporation (LGAC), and the Thruway Authority have entered into $5.5 billion, or 13.6 percent of total debt outstanding, notional amount of interest rate exchange agreements. Thus, at March 31, 2004, both the amount of outstanding variable rate instruments resulting in a variable rate exposure and interest rate exchange agreements are less than the authorized totals of 15 percent of total outstanding State-supported debt.

    At March 31, 2004, the State also had $2.4 billion in convertible bonds, that at various dates in the future can remain in a fixed rate mode (at new rates to be established at future mandatory tender dates) or convert to a variable rate. Since the convertible bonds currently bear fixed rates of interest, they are not counted as net variable rate obligations under the cap at this time.

    The interest rate exchange agreements authorized by the legislation are subject to various statutory restrictions, including minimum counterparty ratings, monthly reporting requirements, the adoption of guidelines by the governing boards of the authorized issuers, collateral requirements, an independent finding that swaps reflect a fair market value, and the use of standardized ISDA documents. All of the payments made to counterparties on outstanding State-supported interest rate exchange agreements described above are subordinated to bondholder debt service payments, and the State expects that all such payments on any interest rate exchange agreements the authorized issuers may enter into in the future will be similarly subordinated to bondholder debt service payments.

    The $5.5 billion in interest rate exchange agreements outstanding at March 31, 2004 involve nine different counterparties. All of the interest rate exchange agreements were part of refunding transactions that resulted in fixed rates (i.e., synthetic fixed rate interest rate exchange agreements) that range between 2.86 percent and 3.66 percent - rates that were significantly lower than the fixed bond rates at the time the refunding bonds were issued. At March 31, 2004, the net mark-to-market value of all the outstanding swaps (the aggregate termination amount) was approximately $132 million - the total amount the State would be required to pay to the collective authorized issuers for payments to the counterparties should all the swaps be terminated. The mark-to-market value of the outstanding interest rate exchange agreements fluctuates with interest rates and other market conditions. Generally, as interest rates rise from levels that existed on March 31, 2004, it is expected that the counterparties would owe the State termination payments. The State plans to continue to monitor and manage counterparty risk in a number of ways, including by (i) entering into swaps only with counterparties that are rated at least in the two highest investment grade categories from a national rating agency (and at least in the three highest investment grade categories from any other national rating agency), and (ii) entering into "excluded agreements" under statute as more fully described below.

    The five-year Capital Program and Financing Plan released with the Executive Budget anticipated that, within the limitations established by Chapter 81 of the Laws of 2002, the State would increase its variable rate exposure by $1 billion in 2004-05 and $1 billion in 2005-06. Depending on market conditions, this increase in variable rate exposure could be achieved by issuing variable rate demand bonds, auction rate securities, one-year notes, and entering into synthetic variable rate interest rate exchange agreements, or by a combination of these alternatives. To the extent that synthetic variable rate interest rate exchange agreements are used to expand the State's variable rate exposure with existing counterparties, while having the effect of reducing the State's overall counterparty exposure under the State's existing synthetic fixed rate interest rate exchange agreement portfolio, then such synthetic variable rate interest rate exchange agreements would be considered an "excluded agreement" under Chapter 81 and not counted under the caps imposed by such Chapter.

                                  LITIGATION

GENERAL

    The legal proceedings listed below involve State finances and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims against the State are deemed to be material, generally in excess of $100 million. These proceedings could adversely affect the State's finances in the 2004-05 fiscal year or thereafter.

    Adverse developments in these proceedings, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced 2004-05 Financial Plan. The State believes that the proposed 2004-05 Financial Plan includes sufficient reserves to offset the costs associated with the payment of judgments that may be required during the 2004-05 fiscal year. These reserves include (but are not limited to) amounts appropriated for Court of Claims payments and projected fund balances in the General Fund. In addition, any amounts ultimately required to be paid by the State may be subject to settlement or may be paid over a multi-year period. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2004-05 Financial Plan resources available for the payment of judgments, and could therefore adversely affect the ability of the State to maintain a balanced 2004-05 Financial Plan.

STATE FINANCE POLICIES

    In Consumers Union of U.S., Inc. v. State, plaintiffs challenge the constitutionality of those portions of Chapter 1 of the Laws of 2002 which relate to the authorization of the conversion of Empire Health Choice, d/b/a Empire Blue Cross and Blue Shield from a not-for-profit corporation to a for-profit corporation. Chapter 1 requires, in part, that upon such conversion, assets representing 95 percent of the fair market value of the not-for-profit corporation be transferred to a fund designated as the "public asset fund" to be used for the purpose set forth in (S) 7317 of the Insurance Law. The State and private defendants have separately moved to dismiss the complaint. On November 6, 2002, the Supreme Court, New York County, granted a temporary restraining order, directing that the proceeds from the initial public offering of the for-profit corporation be deposited with the State Comptroller in an interest-bearing account, pending the hearing of a motion for a preliminary injunction, which was returnable simultaneously with the motions to dismiss, on November 26, 2002.

    By decision dated February 28, 2003, the Supreme Court, New York County, granted the defendants' motions to dismiss. In its decision, the court also granted plaintiffs leave to amend their complaint to assert a new cause of action and deferred decision on plaintiffs' motion for a preliminary injunction. The plaintiffs and defendants have appealed from the February 28, 2003 decision. Plaintiffs served an amended complaint on April 1, 2003. On April 15, 2003, the defendants moved to dismiss the amended complaint.

    By decision dated October 1, 2003, the court denied defendants' motions to dismiss, except for the motions to dismiss brought by the individually named members of the board of directors of Empire Healthchoice, Inc. The court also declined to vacate the temporary restraining order directing that the proceeds from the initial public offering of the for-profit corporation be deposited with the State Comptroller in an interest-bearing account. The defendants have appealed from the October 1, 2003 decision.

    By decision and order dated May 20, 2004, the Appellate Division, First Department affirmed the dismissal of plaintiff's original complaint but also affirmed the denial of defendants' motion to dismiss the amended claim. The State, the other defendants and the plaintiffs have moved in the Appellate Division for leave to appeal to the Court of Appeals.

LINE ITEM VETO

    In Silver v. Pataki, the Speaker of the Assembly of the State of New York challenges the Governor's application of his constitutional line item veto to certain portions of budget bills adopted by the State Legislature contained in Chapters 56, 57 and 58 of the Laws of 1998. By decision dated July 20, 2000, the Appellate Division reversed the January 7, 1999 order of the Supreme Court, New York County, and dismissed the petition. By opinion dated July 10, 2001, the Court of Appeals reversed the decision of the Appellate Division, holding that plaintiff has the capacity and standing to sue as a member of the Assembly. By order dated June 17, 2002, the Supreme Court, New York County, granted defendant's motion for summary judgment, dismissing the complaint. Plaintiff has appealed to the Appellate Division, First Department. On July 22, 2002, the Senate of the State of New York moved in Supreme Court to intervene and for reargument.

    By decision entered December 11, 2003, the Appellate Division, First Department, affirmed the decision of the Supreme Court, New York County, dismissing the complaint. Plaintiff has appealed this decision to the Court of Appeals.

GAMING

    In Dalton, et al. v. Pataki, et al. and Karr v. Patiaki, et al., plaintiffs seek a judgment declaring as unconstitutional, under provisions of the Constitutions of the United States and the State, parts B, C and D of Chapter 383 of the Laws of 2001, which respectively authorize (1) the governor to enter into tribal-state compacts for the operation by Indian tribes of gambling casinos in certain areas of the State, (2) the Division of the Lottery to license the operation of VLTs at certain race tracks in the State and (3) the Division of the Lottery to enter into a joint, multijurisdiction and out-of-state lottery. Plaintiffs also seek to enjoin defendants from taking any action to implement the provisions of Chapter 383.

    By opinion and order entered July 7, 2004, the Appellate Division, Third Department, upheld the constitutionality of tribal-state compacts and the joint, multi-jurisdiction and out of State lottery. The Appellate Division held that the statute authorizing the Division of the Lottery to license the operation of VLTs at certain racetracks in the State violated the provisions of the State Constitution that require the net proceeds of State-operated lotteries be applied exclusively to or in aid or support of education in this State as the Legislature may prescribe. The State, certain other defendants, and the plaintiffs in both Dalton, et al. v. Pataki, et al and Karr v. Pataki, et al. have appealed from this order.

BUDGET PROCESS

    In Pataki v. New York State Assembly, et al., the Governor seeks a judgment declaring that the actions of the Senate and the Assembly in voting and passing 46 budget bills on August 2, 2001 and August 3, 2001 violated
Article 7, sections 4 and 5 of the State Constitution, because they deleted provisions of appropriations proposed by the Governor, substituted other appropriations, and considered other appropriation bills prior to taking action on the appropriation bills submitted by the Governor. The action also seeks to enjoin the approval of vouchers submitted pursuant to the budget bills enacted by the Senate and Assembly.

    By decision and order dated November 7, 2001, the Supreme Court, Albany County, granted the State Comptroller's motion to dismiss this action as against the Comptroller. The plaintiff has appealed from that order. By decision and order dated January 17, 2002, the Supreme Court, Albany County, granted summary judgment dismissing certain affirmative defenses and declaring the actions of the Legislature in enacting the budget bills as modified or proposed by the Legislature other than the Legislative and Judiciary budget bills an unconstitutional violation of article VII of the State Constitution and denied defendants cross-motions for summary judgment. Defendants have appealed from the January 17, 2002 order to the Appellate Division, Third Department.

    By opinion and order dated April 22, 2004, the Appellate Division, Third Department, affirmed the decision and order of the Supreme Court, Albany County. Defendants have appealed from this opinion and order to the Court of Appeals.

REAL PROPERTY CLAIMS

    On March 4, 1985 in Oneida Indian Nation of New York, et al. v. County of Oneida, the United States Supreme Court affirmed a judgment of the United States Court of Appeals for the Second Circuit holding that the Oneida Indians have a common-law right of action against Madison and Oneida counties for wrongful possession of 872 acres of land illegally sold to the State in 1795. At the same time, however, the Court reversed the Second Circuit by holding that a third-party claim by the counties against the State for indemnification was not properly before the Federal courts. The case was remanded to the District Court for an assessment of damages, which action is still pending. The counties may still seek indemnification in the State courts.

    In 1998, the United States filed a complaint in intervention in Oneida Indian Nation of New York. In December 1998, both the United States and the tribal plaintiffs moved for leave to amend their complaints to assert claims for 250,000 acres, including both monetary damages and ejectment, to add the State as a defendant, and to certify a class made up of all individuals who currently purport to hold title within the affected 250,000 acre area. On September 25, 2000, the District Court granted the motion to amend the complaint to the extent that it sought to add the State as a defendant and to assert money damages with respect to the 250,000 acres and denied the motion to certify a class of individual landowners and to seek the remedy of ejectment.

    In a decision dated March 29, 2002, the District Court granted, in part, plaintiffs' motion to strike the State's defenses and counterclaims. The defenses that were dismissed may not be asserted as to liability, but may still be asserted with respect to damages. The District Court also denied the State's motion to dismiss for failure to join indispensable parties.

    Other Indian land claims include Cayuga Indian Nation of New York v. Cuomo, et al., and Canadian St. Regis Band of Mohawk Indians, et al., v. State of New York, et al., both in the United States District Court for the Northern District of New York and Seneca Nation of Indians, et al. v. State, et al., in the United States District Court for the Western District of New York.

    In the Seneca Nation of Indians case, plaintiffs seek monetary damages and ejectment with regard to their claim of ownership of certain islands in the Niagara River and the New York State Thruway right of way where the Thruway crosses the Cattaraugus reservation in Erie and Chatauqua Counties. By order dated November 17, 1999, the District Court confirmed the July 12, 1999 magistrate's report, which recommended granting the State's motion to dismiss that portion of the action relating to the Thruway right of way and denying the State's motion to dismiss the Federal government's damage claims. By decision and order dated June 21, 2002, the District Court granted summary judgment to defendants dismissing that portion of the action relating to the islands in the Niagara River. A judgment entered June 21, 2002 dismissed all aspects of this action. Plaintiff appealed from the judgment to the U.S. Court of Appeals for the Second Circuit. By decision dated September 9, 2004, the Second Circuit affirmed the judgment of the District Court.

    In the Canadian St. Regis Band of Mohawk Indians case, plaintiffs seek ejectment and monetary damages with respect to their claim that approximately 15,000 acres in Franklin and St. Lawrence Counties were illegally transferred from their predecessors-in-interest. By decision dated July 28, 2003, the District Court granted, in most respects, a motion by plaintiffs to strike defenses and dismiss counterclaims contained in defendants' answers. By decision dated October 20, 2003, the District Court denied the States motion for reconsideration of that portion of the July 28, 2003 decision which struck a counterclaim against the United States for contribution.

    In the Cayuga Indian Nation of New York case, plaintiffs seek monetary damages for their claim that approximately 64,000 acres in Seneca and Cayuga Counties were illegally purchased by the State in 1795. Prior to trial, the court held that plaintiffs were not entitled to seek the remedy of ejectment. In October 1999, the District Court granted the Federal government's motion to have the State held liable for any damages owed to the plaintiffs. In February 2000, at the conclusion of the damages phase of the trial of this case, a jury verdict of $35 million in damages plus $1.9 million representing the fair rental value of the tract at issue was rendered against the defendants. By decision and judgment dated October 2, 2001, the District Court also granted plaintiffs $211 million in prejudgment interest. The State has appealed from the judgment to the United States Court of Appeals for the Second Circuit. On October 1, 2004, the State filed an action in the United States District Court for the Northern District of New York under the Federal Tort Claims Act, seeking contribution from the United States toward the $248 million judgment and post-judgment interest.

LOCAL GOVERNMENT ASSISTANCE CORPORATION

    In Local Government Assistance Corporation et al. v. Sales Tax Asset Receivable Corporation and The City of New York (Supreme Court, Albany County), the petitioners challenge, inter alia, the constitutionality of Public Authorities Law section 3238-a, which requires LGAC to annually transfer $170 million to The City of New York. Section 3238-a was enacted in 2003 as part of legislation (Part A4 of Chapter 62 and Part V of Chapter 63 of the Laws of 2003) authorizing the refinancing of debt incurred by the Municipal Assistance Corporation (the MAC Refinancing Act). By decision and order dated September 17, 2003, the court held that the MAC Refinancing Act was constitutional. Petitioners have appealed from the decision and order to the Appellate Division, Third Department. By decision and order entered August 27, 2003, the Appellate Division, Third Department granted a preliminary injunction restraining defendants, inter alia, from issuing any bonds pursuant to the MAC Refinancing Act pending appeal.

    By memorandum and order entered March 4, 2004, the Appellate Division, Third Department, held that, to the extent that Public Authorities Law (S)3240 exempted payments made pursuant to Public Authorities Law 3238-a from the necessity of annual legislative appropriations, it violated the provisions of article VII, section 11 of the New York State Constitution. The Appellate Division then severed the offending portion of section 3240 and upheld the constitutionality of the remainder of the MAC Refinancing Act. Both parties have appealed from the March 4, 2004 memorandum and order to the Court of Appeals.

    By opinion dated May 13, 2004, the Court of Appeals modified the order of the Appellate Division, Third Department, by reinstating the September 17, 2003 order of the Supreme Court and, as so modified, affirmed.

TOBACCO MASTER SETTLEMENT AGREEMENT

    In Freedom Holdings Inc. et al. v. Spitzer et al., two cigarette importers brought an action in 2002 challenging portions of laws enacted by the State under the 1998 Tobacco Master Settlement Agreement ("MSA") that New York and many other states entered into with the major tobacco manufacturers. The initial complaint alleged: (1) violations of the Commerce Clause of the United States Constitution; (2) the establishment of an "output cartel" in conflict with the Sherman Act; and (3) selective nonenforcement of the laws on Native American reservations in violation of the Equal Protection Clause of the United States Constitution. The United States District Court for the Southern District of New York granted defendants' motion to dismiss the complaint for failure to state a cause of action. Plaintiffs appealed from this dismissal. In an opinion decided January 6, 2004, the United States Court of Appeals for the Second Circuit (1) affirmed the dismissal of the Commerce Clause claim;
(2) reversed the dismissal of the Sherman Act claim; and (3) remanded the selective enforcement claim to the District Court for further proceedings. Plaintiffs have filed an amended complaint that also challenges the MSA itself (as well as other related State statutes) primarily on preemption grounds. On September 14, 2004, the District Court denied all aspects of plaintiffs' motion for a preliminary injunction except that portion of the motion seeking to enjoin enforcement of Chapter 666 of the Laws of 2003, which limits the ability of tobacco manufacturers to obtain the release of certain funds from escrow. Plaintiffs have appealed from the denial of the remainder of the motion to the United States Court of Appeals for the Second Circuit.

SCHOOL AID

    In Campaign for Fiscal Equity, Inc. et al. v. State, et al.(Supreme Court, New York County), plaintiffs challenge the State's method of providing funding for New York City public schools. Plaintiffs seek a declaratory judgment that the State's public school financing system violates article 11, section 1 of the State Constitution and Title VI of the Federal Civil Rights Act of 1964 and injunctive relief that would require the State to satisfy State Constitutional standards.

    This action was commenced in 1993. In 1995, the Court of Appeals affirmed the dismissal of claims under the equal protection clauses of the Federal and State constitutions and Title VI of the Federal Civil Rights Act of 1964. It reversed dismissal of the claims under article 11, section 1 of the State Constitution and implementing regulations of Title VI, and remanded these claims for trial.

    By decision dated January 9, 2001, following trial, the trial court held that the State's education funding mechanism does not provide New York City students with a "sound basic education" as required by the State Constitution, and that it has a disparate impact on plaintiffs in violation of regulations enacted by the U.S. Department of Education pursuant to Title VI of the Civil Rights Act of 1964. The court ordered that defendants put in place reforms of school financing and governance designed to redress those constitutional and regulatory violations, but did not specify the manner in which defendants were to implement these reforms. The State appealed, and the trial court's decision was stayed pending resolution of the appeal. By decision and order entered June 25, 2002, the Appellate Division, First Department, reversed the January 9, 2001 decision and dismissed the claim in its entirety. On July 22, 2002, the plaintiffs filed a notice of appeal to the decision and order to the Court of Appeals.

    By decision dated June 26, 2003, the Court of Appeals reversed that portion of the June 25, 2002 decision and order of the Appellate Division, First Department relating to the claims arising under the State Constitution. The Court held that the weight of the credible evidence supported the trial court's conclusion that New York City schoolchildren were not receiving the constitutionally mandated opportunity for a sound basic education and further held that the plaintiffs had established a causal link between the present education funding system and the failure to provide said sound basic education. The Court remitted the case to the trial court for further proceedings in accordance with its decision.

    On August 3, 2004, the Supreme Court, New York County, referred this case to a panel of three referees. The panel is to make recommendations to the court as to how the State should fulfill the Court of Appeals mandate to provide New York City school children with a sound basic education.

MEDICAID

    Several cases challenge provisions of Chapter 81 of the Laws of 1995 which alter the nursing home Medicaid reimbursement methodology on and after April 1, 1995. Included are New York State Health Facilities Association, et al., v. DeBuono, et al., St. Luke's Nursing Center, et al. v. DeBuono, et al., New York Association of Homes and Services for the Aging v. DeBuono, et al. (three cases), Healthcare Association of New York State v. DeBuono and Bayberry Nursing Home et al. v. Pataki, et al. Plaintiffs allege that the changes in methodology have been adopted in violation of procedural and substantive requirements of State and Federal law.

    In a related case, Charles T. Sitrin Health Care Center, Inc., et al. v. SONY, et al., plaintiffs seek a judgment declaring as unconstitutional, under provisions of the Constitutions of the United States and the State, amendments to Public Health Law (S) 2907-d, enacted as part of Chapter 1 of the Laws of 2002, also known as the Health Care Workforce Recruitment & Retention Act of 2002, or "HCRA 2002," which impose a 6 percent assessment on nursing home gross receipts from patient care services and operating income. In a decision dated April 24, 2003, the Supreme Court, Oneida County, granted summary judgment to defendants dismissing this case. In light of the decision dismissing Sitrin, the plaintiffs in New York Association of Homes and Services for the Aging, Inc. v. Novello, et al., have discontinued the case.

    In a decision dated June 3, 2003, involving seven consolidated cases (Matter of St. James Nursing Home v. DeBuono), the Supreme Court, Albany County, partially granted petitioners claims that the State violated the procedural requirements of the Boren Amendment and directed the State to recalculate the Medicaid rates associated with State Plan Amendment 95-23. The court dismissed petitioners' claims as to the Medicaid rates associated with State Plan Amendments 95-24 and 96-24. The State has appealed from this decision.

                                    * * * * *

                           RATING AGENCIES' ACTIONS

    S&P, Moody's and Fitch assigned bond ratings of AA, A1 and AA-, respectively, to the State's general obligation bonds as of November 2004. Each such rating reflects only the views of the respective rating agency, and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by such rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market price of the State's general obligation bonds.

                                                                    APPENDIX E
                      ADDITIONAL INFORMATION CONCERNING
                       OBLIGATIONS OF THE GOVERNMENT OF
                      PUERTO RICO MUNICIPAL OBLIGATIONS

The following information is a summary of special factors affecting investments in Obligations of the Government of Puerto Rico Municipal Obligations. The sources of payment for such obligations and the marketability thereof may be affected by financial or other difficulties experienced by Puerto Rico and certain of its municipalities and public authorities. This summary does not purport to be a complete description and is based on information from statements relating to offerings of Puerto Rican issuers. Citi California Tax Free Reserves, Citi Connecticut Tax Free Reserves, Citi New York Tax Free Reserves, and Smith Barney Connecticut Money Market Portfolio have not independently verified and are not responsible for the accuracy or timeliness of this information.

                                   OVERVIEW

    Puerto Rico is located approximately 1,600 miles southeast of New York City. According to the United States Census Bureau, its population was 3,808,610 in 2000. Puerto Rico's political status is that of a commonwealth. The United States and the Commonwealth share a common defense, market, currency and citizenship. The Commonwealth government exercises virtually the same control over its internal affairs as is exercised by the state governments of each of the fifty states over their respective internal affairs, with similar separation of powers among the executive, legislative and judicial branches. It differs from the states, however, in its relationship with the federal government. The people of Puerto Rico are citizens of the United States but do not vote in national elections. They are represented in Congress by a Resident Commissioner who has a voice in the House of Representatives but no vote. Most federal taxes, except those such as Social Security taxes, which are imposed by mutual consent, are not levied in Puerto Rico. No federal income tax is collected from Puerto Rico residents on income earned in Puerto Rico, except for certain federal employees who are subject to taxes on their salaries. The official languages of Puerto Rico are Spanish and English.

    The Constitution of Puerto Rico limits the amount of general obligation debt that the Commonwealth can issue. The Commonwealth's policy has been and continues to be to maintain the level of such debt within a prudent range below the constitutional limitation.

    Fiscal responsibility for the Commonwealth is shared among the Department of the Treasury, the Office of Management and Budget and Government Development Bank for Puerto Rico ("Government Development Bank"). The Department of the Treasury is responsible for collecting most of the Commonwealth's revenues, overseeing preparation of its financial statements and contributing to the preparation of the budget. The Office of Management and Budget prepares the Commonwealth's budget and is responsible for monitoring expenditures. Government Development Bank is the fiscal agent and financial advisor to the Commonwealth and its agencies, public corporations and municipalities and coordinates the management of public finances.

                                   ECONOMY

    The dominant sectors of the Puerto Rico economy are manufacturing and services. The manufacturing sector has undergone fundamental changes over the years as a result of increased emphasis on higher wage, high technology industries, such as pharmaceuticals, biotechnology, electronics, computers, microprocessors, professional and scientific instruments, and certain high technology machinery and equipment. The services sector, including finance, insurance, real estate, wholesale and retail trade, and tourism, also plays a major role in the economy. It ranks second only to manufacturing in contribution to the gross domestic product and leads all sectors in providing employment.

    The economy of Puerto Rico is closely linked to the United States economy. Factors affecting the United States economy usually have a significant impact on the performance of the Puerto Rico economy. These include exports, direct investment, the amount of federal transfer payments, the level of interest rates, the level of oil prices, the rate of inflation, and tourist expenditures. Consequently, the economic slowdown in the United States in 2001 and 2002 and the subsequent recovery in 2003, which continues in 2004, have also been reflected in the Puerto Rico economy. During fiscal year 2003 (July 2002 through June 2003), approximately 86% of Puerto Rico's exports went to the United States mainland, which was also the source of approximately 49% of Puerto Rico's imports. In fiscal year 2003, Puerto Rico experienced a $21.4 billion positive merchandise trade balance.

Fiscal Year 2004

    The Puerto Rico Planning Board's current real gross product forecast for fiscal year 2004, released in February 2004, projected an increase of 2.9%, slightly higher than the original forecast of 2.5%.

    According to the Household Survey, total monthly seasonally adjusted employment for fiscal year 2004 averaged 1,251,900, an increase of 2.1% compared to 1,226,000 for fiscal year 2003. The seasonally adjusted unemployment rate for fiscal year 2004 was 11.1%, a decrease from 11.9% for fiscal year 2003. As in the past, the economy of Puerto Rico followed the performance of the United States economy.

Fiscal Year 2005

    The Planning Board's current real gross product forecast for fiscal year 2005, released in February 2004, projected an increase of 2.7%. The major short term risks that could have an adverse effect on the economy of Puerto Rico include the continuation of the high price of oil resulting from the conflict in Iraq, the possibility of further terrorist attacks to the United States, the upward turn of interest rates, and the devaluation of the American dollar, which affects the value of imports to Puerto Rico. Although the level of interest rates began to increase slightly at the end of fiscal year 2004, interest rates still remain at historically low levels, a factor which could stimulate economic activity in Puerto Rico for the short and medium-term.

                              FINANCIAL RESULTS

    Budgeted Fiscal Year 2005 Compared to Preliminary Fiscal Year 2004

    The General Fund budget for fiscal year 2005, which commenced on July 1, 2004, provides for total net revenues of $8.309 billion, which represents an increase of $324 million, or 4.1%, over the budget for fiscal year 2004. Total budgeted net revenues and actual net revenues of the General Fund for fiscal year 2004, which ended on June 30, 2004, were $7.925 billion and $7.985 billion, respectively.

    The major changes in budgeted revenues for fiscal year 2005 compared to actual revenues for fiscal year 2004 are expected to be: (i) projected increases in total income taxes of $239 million; (ii) projected increases in total excise taxes of $85 million; and (iii) projected decreases in non-tax revenues of $5 million. The budgeted General Fund revenues for fiscal year 2005 assumes a 5.7% nominal and 2.9% real growth in gross product, and additional revenues of $131 million from the new legislative measures described below. Budgeted revenues also include the proceeds of a $550 million loan from GDB, such loan being secured by tax receivables. Such loan may have a maximum term of ten years.

    As a means of increasing revenues for fiscal year 2005, the following laws have been or are expected to be enacted: (1) a "sunset provision" which enables early retirement or "rollover" of certain individual retirement account funds without penalties under the Commonwealth's income tax law; (2) a one-year "sunset provision" for variable annuities by insurance companies in the United States held by Puerto Rico citizens for "rollovers" to variable annuities by Puerto Rico insurance companies; and (3) a "sunset provision" to lower all long-term capital gains tax rates by 50%. In particular, gains realized from the sale or exchange of a capital asset by resident individuals, if held for more than six months, will be taxed at a rate of 5% (6.25% in the case of corporate taxpayers) if located in Puerto Rico and at a rate of 10% (12.5% in the case of corporate taxpayers) if located outside Puerto Rico. Similarly, lump sum distributions by resident individuals on income from pensions will be taxed at a rate of 10%.

Preliminary Fiscal Year 2004 Compared to Fiscal Year 2003

    Preliminary General Fund total net revenues for fiscal year 2004 were $7.985 billion, representing an increase of $393 million, or 5.2%, from fiscal year 2003 net revenues. This amount excludes proceeds of a loan of $233 million obtained from GDB, which is included as part of "Proceeds of notes and other borrowings." The loan has a term of ten years, and may be repaid sooner to the extent that sufficient revenues are available for such purpose. This amount also excludes $82 million of additional non-recurring revenues. The major changes in revenues from fiscal year 2003 were: (i) increases in total income taxes of $378 million, mainly resulting from increases in income taxes from individuals of $203 million and in income taxes withheld from non-residents of $114 million; (ii) increases in total excise taxes of $42 million; and (iii) decreases in other revenues of $65 million, mainly as a result of a decrease in miscellaneous non tax revenues of $59 million. Approximately $170 million of the increase in total income taxes for fiscal year 2004 relates to the collection of past taxes as a result of an incentives plan implemented by the Secretary of the Treasury.

    Preliminary total cash expenditures for fiscal year 2004 were $8.004 billion, which amount excludes certain amounts related to fiscal year 2004 but to be disbursed in fiscal year 2005. This amount also excludes approximately $293 million of additional expenditures that were not originally budgeted and are expected to be covered with reserve funds ($50 million), the reimbursement of certain federal education funds ($141 million), and other sources. After considering (i) debt service payments (separately identified in the table as "Transfers to Redemption Fund"), (ii) $227 million in net borrowings from GDB and other sources, and (iii) $63 million in other income from the General Fund's non budgetary funds, the ending cash balance of the General Fund decreased from $179 million at the end of fiscal year 2003 to $109 million at the end of fiscal year 2004.

                             RECENT DEVELOPMENTS

    On September 21, 2004, Moody's Investors Service, Inc. ("Moody's") announced that it was changing its ratings outlook on the Commonwealth's outstanding debt to negative from stable. This outlook change reflects Moody's concern over the Commonwealth's financial performance, particularly the balancing of General Fund operations with loans from Government Development Bank of $250 million and $233 million for fiscal years 2003 and 2004, respectively, the structural imbalance in the fiscal year 2005 budget which will require a loan from Government Development Bank of $550 million, and the 17% funding ratio of the Employees Retirement System of the Commonwealth and its instrumentalities (the "Employees Retirement System"). The Commonwealth currently plans on addressing the structural imbalance with the expected additional net tax revenues resulting from a proposed tax restructuring, the normal annual increases in General Fund revenues, and new and existing initiatives to reduce expenditures and is evaluating alternatives to improve the funding ratio of the Employees Retirement System.

                                                                     APPENDIX F

                     PROXY VOTING POLICIES AND PROCEDURES

    The Board of Directors of each Fund has delegated the authority to develop policies and procedures relating to proxy voting to Salomon Brothers Asset Management Inc (the "Investment Manager"). The Investment Manager is part of Citigroup Asset Management ("CAM"), a group of investment adviser affiliates of Citigroup, Inc. ("Citigroup"). Along with the other investment advisers that comprise CAM, the Investment Manager has adopted a set of proxy voting policies and procedures (the "Policies") to ensure that it votes proxies relating to equity securities in the best interest of clients.

    In voting proxies, the Investment Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Investment Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Investment Manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the Investment Manager of its responsibility for the proxy vote.

    In the case of a proxy issue for which there is a stated position in the Policies, the Investment Manager generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

    In furtherance of the Investment Manager's goal to vote proxies in the best interest of clients, the Investment Manager follows procedures designed to identify and address material conflicts that may arise between the Investment Manager's interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the Investment Manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM's and the Investment Manager's business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The Investment Manager also maintains and considers a list of significant relationships that could present a conflict of interest for the Investment Manager in voting proxies. The Investment Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the Investment Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the Investment Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Investment Manager decides to vote a proxy, the Investment Manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the Investment Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Investment Manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the Investment Manager and certain other Citigroup business units.

    CAM maintains a Proxy Voting Committee, of which the Investment Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the Investment Manager's position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Investment Manager's decision-making in voting proxies.

    If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the Investment Manager may vote proxies notwithstanding the existence of the conflict. If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

CITI(SM) CASH RESERVES
CITI(SM) U.S. TREASURY RESERVES
CITI(SM) TAX FREE RESERVES
CITI(SM) CALIFORNIA TAX FREE RESERVES
CITI(SM) CONNECTICUT TAX FREE RESERVES
CITI(SM) NEW YORK TAX FREE RESERVES

INVESTMENT MANAGER
Citi Fund Management Inc.
100 First Stamford Place, Stamford, CT 06902

DISTRIBUTOR
Citigroup Global Markets Inc.
388 Greenwich Street
New York, NY 10013

TRANSFER AGENT
Citicorp Trust Bank, fsb
125 Broad Street, New York, NY 10004

CUSTODIAN AND SUB-TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110


SUB-TRANSFER AGENT
PFPC Inc.
P.O. Box 9699
Providence, RI 02940-9699

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(FOR CITI CASH RESERVES)
PricewaterhouseCoopers LLP
300 Madison Avenue, New York, NY 10017


(FOR CITI U.S. TREASURY, TAX FREE,
NEW YORK TAX FREE, CALIFORNIA TAX FREE AND
CONNECTICUT TAX FREE RESERVES)
KPMG LLP
757 Third Avenue, New York, NY 10017

LEGAL COUNSEL
Bingham McCutchen LLP
150 Federal Street, Boston, MA 02110

                                     Part C

Item 23.                       Exhibits.

            ******     a(1)  Amended and Restated Declaration of Trust of the
                             Registrant

                ++     a(2)  Certificate of Amendment to the Amended and
                             Restated Declaration of Trust

    Filed herewith     a(3)  Certificate of Amendment to the Amended and
                             Restated Declaration of Trust

            ******     b     Amended and Restated By-Laws of the Registrant

            ******     d     Management Agreement between the Registrant and
                             Citi Fund Management Inc.

             *****     e(1)  Distribution Agreement between the Registrant and
                             Citigroup Global Markets Inc. (formerly Salomon
                             Smith Barney Inc.), as distributor

                ++     e(2)  Form of Letter Agreement amending Appendix A to
                             Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (formerly Salomon
                             Smith Barney, Inc.)

                 *     g(1)  Custodian Contract between the Registrant and
                             State Street Bank and Trust Company ("State
                             Street"), as custodian, and amendment thereto

             *****     g(2)  Letter Agreement adding Citi California Tax
                             Free Reserves, Citi Connecticut Tax Free Reserves,
                             Citi New York Tax Free Reserves and Citi Tax Free
                             Reserves to the Custodian Contract between the Registrant and State Street

                ++     h(1)  Form of Sub-Transfer Agency Agreement between the
                             Registrant  and State Street Bank and Trust Company
                             ("State Street")

               ***     h(2)  Transfer Agency and Services Agreement with
                             Citicorp Trust Bank, fsb (formerly, Citi Fiduciary
                             Trust Company), as transfer agent

              ****     h(3)  Letter Agreement adding Citi Cash Reserves and Citi
                             U.S. Treasury Reserves to the Transfer Agency
                             Agreement with Citicorp Trust Bank, fsb (formerly,
                             Citi Fiduciary Trust Company)

                 +     h(4)  Letter Agreement adding Citi California Tax Free
                             Reserves, Citi Connecticut Tax Free Reserves, Citi
                             New York Tax Free Reserves and Citi Tax Free
                             Reserves to the Transfer Agency Agreement with
                             Citicorp Trust Bank, fsb (formerly Citi Fiduciary
                             Trust Company)

                 +     h(5)  Retirement Plan of the Registrant

             *****     i     Form of opinion and consent of counsel

    Filed herewith     j     Independent Auditors' Consents

            ******     m(1)  Service Plan for Class N shares

           *******     m(2)  Service Plan for Smith Barney Connecticut Money
                             Market Portfolio Class A shares of Citi Connecticut
                             Tax Free Reserves

    Filed herewith     o     Amended and Restated Multiple Class Plan of the
                             Registrant

    Filed herewith     p(1)  Revised Code of Ethics of the Registrant and Citi
                             Fund Management Inc.

             *****     p(2)  Code of Ethics of Citigroup Global Markets Inc.
                             (formerly Salomon Smith Barney Inc.)

                 +     q(1)  Powers of Attorney for the trustees of the
                             Registrant, U.S. Treasury Reserves Portfolio, Cash
                             Reserves Portfolio and Tax Free Reserves Portfolio

                 +     q(2)  Powers of Attorney for certain officers of the
                             Registrant

                 +     q(3)  Powers of Attorney for certain officers of Cash
                             Reserves Portfolio

                 +     q(4)  Powers of Attorney for certain officers of Tax Free
                             Reserves Portfolio

                 +     q(5)  Powers of Attorney for certain officers of U.S.
                             Treasury Reserves Portfolio

                 +     q(6)  Powers of Attorney for certain officers of the
                             Registrant

      * Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File No. 33-39538) as filed with the Securities and Exchange Commission on August 22, 1996 and Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File No. 2-91556) as filed with the Securities and Exchange Commission on August 22, 1996.

     ** Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (File No. 33-39538) as filed with the Securities and Exchange Commission on December 28, 1999 and Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (File No. 2-91556) as filed with the Securities and Exchange Commission on December 28, 1999.

    *** Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File No. 33-39538) as filed with the Securities and Exchange Commission on November 1, 2000 and Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 2-91556) as filed with the Securities and Exchange Commission on November 1, 2000.

   **** Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 33-39538) as filed with the Securities and Exchange Commission on December 29, 2000 and Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (File No. 2-91556) as filed with the Securities and Exchange Commission on December 29, 2000.

  ***** Incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File No. 2-91556) as filed with the Securities and Exchange Commission on June 15, 2001.

 ****** Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 33-39538) as filed with the Securities and Exchange Commission on October 18, 2001 and Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 2-91556) as filed with the Securities and Exchange Commission on October 18, 2001.

******* Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 33-39538) as filed with the Securities and Exchange Commission on December 21, 2001 and Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A (File No. 2-91556) as filed with the Securities and Exchange Commission on December 21, 2001.

      + Incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 2-91556) as filed with the Securities and Exchange Commission on December 23, 2002.

     ++ Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 2-91556) as filed with the Securities and Exchange Commission on December 24, 2003.

Item 24. Persons Controlled by or under Common Control with Registrant

         Not applicable.

Item 25. Indemnification.

         Reference is hereby made to (a) Article V of the Registrant's Amended and Restated Declaration of Trust, incorporated by reference herein; (b) Section 6 of the Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (formerly Salomon Smith Barney Inc.), incorporated by reference herein; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

         The Trustees and officers of the Registrant and the personnel of the Registrant's manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 26. Business and Other Connections of Investment Adviser.

         Manager - Citi Fund Management Inc. ("Citi Fund Management"). Citi Fund Management was incorporated in January, 2001 under the laws of the State of Delaware. Citi Fund Management is a wholly-owned subsidiary of Smith Barney Fund Management LLC, which is an indirect wholly-owned subsidiary of Citigroup Inc.

         Citi Fund Management is registered as an investment adviser under the Investment Advisers Act of 1940. The list required by this Item 26 of officers and directors of Citi Fund Management together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Part One of Form ADV filed by Citi Fund Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-60004).

Item 27. Principal Underwriters.

         (a) Citigroup Global Markets Inc. ("CGM") (formerly Salomon Smith Barney Inc.), the Registrant's distributor, is the distributor for Smith Barney Trust II, CitiFunds Institutional Trust and CitiFunds Premium Trust. CGM is the placement agent for Institutional Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Cash Reserves Portfolio.

         CGM is also the distributor for the following funds: Salomon Funds Trust, Smith Barney Allocation Series Inc., Smith Barney Trust II, Smith Barney Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Municipal Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund, Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Variable Series Funds Inc., Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust, Salomon Brothers High Income Fund, Salomon Brothers High Income Fund II, Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Greenwich Street Series Fund, SB Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Telecommunications Trust, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

         (b) The information required by this Item 27 with respect to each director, officer and partner of CGM is incorporated by reference to Schedule A of Form BD filed by CGM pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

         (c) Not applicable.

Item 28. Location of Accounts and Records.

         The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

NAME                                                   ADDRESS

Citigroup Global Markets Inc.
(formerly Salomon Smith Barney Inc.)                   388 Greenwich Street
(distributor)                                          New York, NY 10013

State Street Bank and Trust                            225 Franklin Street
Company                                                Boston, MA 02110
(sub-transfer agent and custodian)

CitiCorp Trust Bank, fsb                               125 Broad Street
(transfer agent)                                       New York, NY 10004

Citi Fund Management Inc.                              100 First Stamford Place
(investment adviser)                                   Stamford, CT 06902

Item 29. Management Services.

         Not applicable.

Item 30. Undertakings.

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and State of Connecticut on the 29th day of December, 2004.

                                 CITIFUNDS TRUST III

                                 By: /s/ Rosemary D. Emmens
                                 ---------------------------
                                 Rosemary D. Emmens
                                 Assistant Secretary

         Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated below on December 29, 2004.

                  Signature                                   Title
                  ---------                                   -----

     R. Jay Gerken*                            President, Principal Executive
-----------------------------                  Officer and Trustee
     R. Jay Gerken

     Andrew B. Shoup*                          Principal Financial Officer and
-----------------------------                  Principal Accounting Officer
     Andrew B. Shoup

     Elliott J. Berv*                          Trustee
-----------------------------
     Elliott J. Berv

     Donald M. Carlton*                        Trustee
-----------------------------
     Donald M. Carlton

     A. Benton Cocanougher*                    Trustee
-----------------------------
     A. Benton Cocanougher

     Mark T. Finn*                             Trustee
-----------------------------
     Mark T. Finn

     Stephen Randolph Gross*                   Trustee
-----------------------------
     Stephen Randolph Gross

     Diana R. Harrington*                      Trustee
-----------------------------
     Diana R. Harrington

     Susan B. Kerley*                          Trustee
-----------------------------
     Susan B. Kerley

     Alan G. Merten*                           Trustee
-----------------------------
     Alan G. Merten

     R. Richardson Pettit*                     Trustee
-----------------------------
     R. Richardson Pettit


*By: /s/ Rosemary D. Emmens
         ------------------
         Rosemary D. Emmens
         Executed by Rosemary D.
         Emmens on behalf of those
         indicated pursuant to
         Powers of Attorney.

                                   SIGNATURES

         Liquid Reserves Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Trust III to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and the State of Connecticut on the 29th day of December, 2004.

                                      LIQUID RESERVES PORTFOLIO

                                      By: /s/ Rosemary D. Emmens
                                          ----------------------
                                          Rosemary D. Emmens
                                          Assistant Secretary

         This Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Trust III has been signed below by the following persons in the capacities indicated below on December 29, 2004.

                  Signature                                   Title
                  ---------                                   -----

     R. Jay Gerken*                            President, Principal Executive
-----------------------------                  Officer and Trustee
     R. Jay Gerken

     Andrew B. Shoup*                          Principal Financial Officer and
-----------------------------                  Principal Accounting Officer
     Andrew B. Shoup

     Elliott J. Berv*                          Trustee
-----------------------------
     Elliott J. Berv

     Donald M. Carlton*                        Trustee
-----------------------------
     Donald M. Carlton

     A. Benton Cocanougher*                    Trustee
-----------------------------
     A. Benton Cocanougher

     Mark T. Finn*                             Trustee
-----------------------------
     Mark T. Finn

     Stephen Randolph Gross*                   Trustee
-----------------------------
     Stephen Randolph Gross

     Diana R. Harrington*                      Trustee
-----------------------------
     Diana R. Harrington

     Susan B. Kerley*                          Trustee
-----------------------------
     Susan B. Kerley

     Alan G. Merten*                           Trustee
-----------------------------
     Alan G. Merten

     R. Richardson Pettit*                     Trustee
-----------------------------
     R. Richardson Pettit


*By: /s/ Rosemary D. Emmens
     ----------------------
     Rosemary D. Emmens
     Executed by Rosemary D.
     Emmens on behalf of those
     indicated pursuant to
     Powers of Attorney.

                                   SIGNATURES

         U.S. Treasury Reserves Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Trust III to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and the State of Connecticut on the 29th day of December, 2004.

                                               U.S. TREASURY RESERVES PORTFOLIO

                                               By: /s/ Rosemary D. Emmens
                                                   ----------------------
                                                   Rosemary D. Emmens
                                                   Assistant Secretary

         This Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Trust III has been signed below by the following persons in the capacities indicated below on December 29, 2004.

                  Signature                                   Title
                  ---------                                   -----

     R. Jay Gerken*                            President, Principal Executive
-----------------------------                  Officer and Trustee
     R. Jay Gerken

     Andrew B. Shoup*                          Principal Financial Officer and
-----------------------------                  Principal Accounting Officer
     Andrew B. Shoup

     Elliott J. Berv*                          Trustee
-----------------------------
     Elliott J. Berv

     Donald M. Carlton*                        Trustee
-----------------------------
     Donald M. Carlton

     A. Benton Cocanougher*                    Trustee
-----------------------------
     A. Benton Cocanougher

     Mark T. Finn*                             Trustee
-----------------------------
     Mark T. Finn

     Stephen Randolph Gross*                   Trustee
-----------------------------
     Stephen Randolph Gross

     Diana R. Harrington*                      Trustee
-----------------------------
     Diana R. Harrington

     Susan B. Kerley*                          Trustee
-----------------------------
     Susan B. Kerley

     Alan G. Merten*                           Trustee
-----------------------------
     Alan G. Merten

     R. Richardson Pettit*                     Trustee
-----------------------------
     R. Richardson Pettit


*By: /s/ Rosemary D. Emmens
     ----------------------
     Rosemary D. Emmens
     Executed by Rosemary D.
     Emmens on behalf of those
     indicated pursuant to
     Powers of Attorney.

                                   SIGNATURES

         Tax Free Reserves Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Trust III to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and the State of Connecticut on the 29th day of December, 2004.

                                               TAX FREE RESERVES PORTFOLIO

                                               By: /s/ Rosemary D. Emmens
                                                   ----------------------
                                                   Rosemary D. Emmens
                                                   Assistant Secretary

         This Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Trust III has been signed below by the following persons in the capacities indicated below on December 29, 2004.

                  Signature                                   Title
                  ---------                                   -----

     R. Jay Gerken*                            President, Principal Executive
-----------------------------                  Officer and Trustee
     R. Jay Gerken

     Andrew B. Shoup*                          Principal Financial Officer and
-----------------------------                  Principal Accounting Officer
     Andrew B. Shoup

     Elliott J. Berv*                          Trustee
-----------------------------
     Elliott J. Berv

     Donald M. Carlton*                        Trustee
-----------------------------
     Donald M. Carlton

     A. Benton Cocanougher*                    Trustee
-----------------------------
     A. Benton Cocanougher

     Mark T. Finn*                             Trustee
-----------------------------
     Mark T. Finn

     Stephen Randolph Gross*                   Trustee
-----------------------------
     Stephen Randolph Gross

     Diana R. Harrington*                      Trustee
-----------------------------
     Diana R. Harrington

     Susan B. Kerley*                          Trustee
-----------------------------
     Susan B. Kerley

     Alan G. Merten*                           Trustee
-----------------------------
     Alan G. Merten

     R. Richardson Pettit*                     Trustee
-----------------------------
     R. Richardson Pettit


*By: /s/ Rosemary D. Emmens
     ----------------------
     Rosemary D. Emmens
     Executed by Rosemary D.
     Emmens on behalf of those
     indicated pursuant to
     Powers of Attorney.

                                 EXHIBIT INDEX

Exhibit
No.:             Description:

a(3)             Certificate of Amendment to the Amended and Restated
                 Declaration of Trust

j                Independent Auditors' Consents

o                Amended and Restated Multiple Class Plan of the Registrant

p(1)             Revised Code of Ethics of the Registrant and Citi Fund
                 Management Inc.